Registration No. 33-15489
File No. 811-5225

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

Pre-Effective Amendment No.      [ ]
Post-Effective Amendment No. 72     [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     Amendment No. 74

OPPENHEIMER QUEST FOR VALUE FUNDS

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 768-3200

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [ ]     immediately upon filing pursuant to paragraph (b)
     [X]     on February 28, 2011 pursuant to paragraph (b)
     [ ]     60 days after filing pursuant to paragraph (a)(1)
     [ ]     on _______________ pursuant to paragraph (a)(1)
     [ ]     75 days after filing pursuant to paragraph (a)(2)
     [ ]     on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Oppenheimer Global Allocation Fund*

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NYSE Ticker Symbols
Class A	QVGIX
Class B	QGRBX
Class C	QGRCX
Class N	QGRNX
Class Y	QGRYX
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Prospectus dated February 28, 2011
Oppenheimer Global Allocation Fund is a mutual fund that seeks a combination of growth of capital and investment income. The Fund's primary objective is growth of capital. It invests in a wide range of foreign and domestic stocks, bonds and alternative asset classes.

This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

*Prior to August 16, 2010, the Fund was named "Oppenheimer Quest Balanced Fund"
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Global Allocation Fund
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To Summary Prospectus

THE FUND SUMMARY

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Investment Objective. The Fund seeks a combination of growth of capital and investment income. The Fund's primary objective is growth of capital.

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Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 20 of the prospectus and in the sections "How to Buy Shares" beginning on page 67 and "Appendix A" in the Fund's Statement of Additional Information.

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Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	5%	1%	1%	None
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class N	Class Y
Management Fees of the Fund and Subsidiary[1]	0.82%	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Other Expenses
Other Expenses of the Fund	0.33%	0.54%	0.29%	0.32%	0.22%
Other Expenses of the Subsidiary	0.00%	0.00%	0.00%	0.00%	0.00%
Total Other Expenses	0.33%	0.54%	0.29%	0.32%	0.22%
Total Annual Fund Operating Expenses	1.41%	2.37%	2.12%	1.65%	1.05%
Fee Waiver and Expense Reimbursement[2]	(0.04%)	(0.19%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.37%	2.18%	2.08%	1.61%	1.01%
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1. "Management Fees of the Fund and Subsidiary" reflects the gross management fees paid to the Manager by the Fund during the Fund's most recent fiscal year and the estimated gross management fee for the Subsidiary during its first fiscal year.
2. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class.  This undertaking may be amended or withdrawn after one year from the date of this prospectus. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund's Board of Trustees.

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Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

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If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$707	$995	$1,303	$2,176	$707	$995	$1,303	$2,176
Class B	$723	$1,030	$1,463	$2,254	$223	$730	$1,263	$2,254
Class C	$313	$667	$1,147	$2,474	$213	$667	$1,147	$2,474
Class N	$265	$521	$900	$1,967	$165	$521	$900	$1,967
Class Y	$104	$332	$578	$1,286	$104	$332	$578	$1,286
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 204% of the average value of its portfolio.

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Principal Investment Strategies. The Fund seeks to achieve its investment objective by allocating its assets among equity securities, fixed-income securities, and various other types of investments, from all over the world. The Fund will attempt to take advantage of long- and short-term fluctuations in the global markets by allocating its assets across a variety of asset classes. Such allocations may vary significantly from time to time. The Fund may invest in any market that the portfolio managers believe may offer an attractive investment opportunity. This investment flexibility is intended to allow the Fund to respond to, and seek to benefit from, changes in the global economic, political, and social landscape. The portfolio managers will analyze the overall investment opportunities and risks in the global markets and across asset classes in making investment decisions.

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Generally, there are no geographic restrictions on where the Fund may invest and no restrictions on the amount of the Fund's assets that can be invested in either U.S. or foreign securities, including securities of issuers in developing and emerging markets. There is no maximum or minimum amount for investments in either equity or fixed-income securities. The Fund is not required to allocate its investments in any fixed proportion, and at any given time the Fund may allocate up to 100% of its assets in equity, fixed-income, U.S., or foreign securities.

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The Fund may invest in all types of equity securities, including common stock, preferred stock, convertible securities, rights and warrants, and other securities or instruments whose prices are linked to the value of common stock. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more particular market capitalization ranges.

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The Fund may invest in debt securities of any kind and of varying duration and maturities. Examples include, but are not limited to, securities that pay a fixed or fluctuating rate of interest, securities convertible into equity securities, securities issued or guaranteed by the U.S. federal and state governments or by their agencies and instrumentalities, securities issued or guaranteed by foreign governments, international agencies or supra-national entities, securities issued or guaranteed by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, inflation-indexed bonds, structured notes, loan assignments and loan participations.

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The Fund may invest in below-investment-grade debt securities (commonly referred to as "junk bonds"), including distressed securities. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated debt securities, in which case the portfolio managers may internally assign ratings to certain of those securities after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations.

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The portfolio managers may seek to adjust exposures,  enhance investment returns, and hedge market risks through the use of short sales and a variety of derivative instruments including, but not limited to, futures, options, forward contracts and swaps. In addition, the Fund may invest in other types of investments including, but not limited to, commodity futures, event-linked securities, currency-related investments, real estate-related investments and precious metals-related investments.

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The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals ("Gold ETFs"). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and pro cedures, as the Fund. The Fund's investment in the Subsidiary may vary based on the portfolio managers' use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

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The Fund's holdings may at times differ significantly from the weightings of the indices comprising its reference index (the "Reference Index"). The Fund's Reference Index is a customized weighted index currently comprised of the following underlying broad-based security indices: 30% of the Russell 1000 Index, 30% of the MSCI All Country World Index (ex-U.S.), 20% of the Barclays Capital Aggregate Bond Index, and 20% of the Barclay's Multiverse Index (ex-U.S.). The Fund is not managed to be invested in the same percentages as those indices comprising the Reference Index.

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Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Asset Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon the portfolio managers' skill in selecting the best mix of investments. There is the risk that the portfolio managers' evaluations and assumptions regarding the prospects of the global financial markets may be incorrect and the Fund's performance may be adversely affected by their asset allocation decisions.

Market Risk. The value of the securities in which the Fund invests may be affected by changes in the securities markets. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. markets may move in the opposite direction from one or more foreign markets.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

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At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

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Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually cha nge more than the values of shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

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Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

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     Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

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Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. The se risks may be greater for investments in developing or emerging market countries.

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Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a co mpany's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

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Main Risks of Alternative Asset Classes. The Fund's investments in asset classes that the portfolio managers expect to perform differently from its equity and fixed-income investments may be volatile or illiquid, particularly during periods of market instability, and they may not provide the expected returns.

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Main Risks of Derivative Investments. Derivatives may involve significant risks. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counter-party credit risk and may lose money if the issuer fails to pay the amounts due.

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Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

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Main Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

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Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted limited companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

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Who is the Fund Designed For? The Fund is designed for investors seeking capital appreciation over the long term with the opportunity for some income. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in foreign and domestic equity and fixed-income securities and alternative asset classes. The Fund is intended to be a long-term investment, not a short-term trading vehicle. Because the Fund's income will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance and those of a Reference Index which has characteristics of those markets in which the Fund can invest. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https//:www.oppenheimerfunds.com/fund/GlobalAllocationFund

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On August 16, 2010, the Fund changed certain of its non-fundamental investment policies in connection with a change from a balanced strategy to a global allocation strategy and as a result, the Fund changed its name from "Oppenheimer Quest Balanced Fund" to "Oppenheimer Global Allocation Fund." Prior to August 16, 2010, the Fund was subadvised by Oppenheimer Capital LLC (an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P.) or an affiliate (none of which are affiliated with OppenheimerFunds, Inc., the Fund's investment adviser). The performance information shown in the bar chart and table below includes the Fund's operations prior to the change in the investment advisory arrangement and investment policies.

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Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 19.00% (2nd qtr 09) and the lowest return was -14.73% (2nd qtr 02).  For the period from 1/1/10 to 12/31/10, the cumulative return before sales charges and taxes was 13.42%.

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The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

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Average Annual Total Returns for the periods ended December 31, 2010
	1 Year	5 Years	10 Years (or life of class, if less)
Class A Shares (inception 11/01/91)
Return Before Taxes	6.90%	0.62%	2.35%
Return After Taxes on Distributions	6.60%	(0.51%)	1.52%
Return After Taxes on Distributions and Sale of Fund Shares	4.68%	0.06%	1.66%
Class B Shares (inception 09/01/93)	7.50%	0.69%	2.52%
Class C Shares (inception 09/01/93)	11.64%	1.08%	2.24%
Class N Shares (inception 03/01/01)	12.11%	1.55%	2.34%
Class Y Shares (inception 05/01/00)	13.83%	2.19%	3.35%
S&P 500 Index	15.08%	2.29%	1.42%
(reflects no deduction for fees, expenses or taxes)			2.07% [1]
Reference Index	10.94%	5.35%	N/A
(reflects no deduction for fees, expenses or taxes)
Russell 1000 Index	16.10%	2.59%	1.83%
(reflects no deduction for fees, expenses or taxes)			2.54%[1]
MSCI All Country World Index (ex-U.S.)	11.15%	4.82%	5.54%
(reflects no deduction for fees, expenses or taxes)			6.37%[1]
Barclays Capital Aggregate Bond Index	6.54%	5.80%	5.84%
(reflects no deduction for fees, expenses or taxes)			5.67%[1]
Barclays Multiverse Index (ex-U.S.)	4.97%	7.22%	N/A
(reflects no deduction for fees, expenses or taxes)
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1.  From 2-28-01

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Investment Adviser. OppenheimerFunds, Inc. is the Fund's investment adviser (the "Manager").

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Portfolio Managers. Arthur P. Steinmetz has been a portfolio manager of the Fund since August 16, 2010 and Vice President of the Fund since January 2011. George Evans and Krishna Memani have been portfolio managers of the Fund since October 6, 2010 and Vice Presidents of the Fund since January 2011.

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Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.

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Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

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Taxes. If your shares are not held in a tax-deferred account, Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

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Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Manager, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE ABOUT THE FUND

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About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

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THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RISKS. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.

Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund's ability to achieve its investment objective depends largely upon the portfolio managers' skill in selecting the best mix of investments. There is the risk that the portfolio managers' evaluations and assumptions regarding prospects of the global financial markets may be incorrect and the Fund's performance may be adversely affected by their asset allocation decisions.

Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain debt securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.

Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall.

A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered "equity equivalents" because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to credit and interest rate risk, however credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities.

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The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of large-, mid- and small-sized issuers. At times, the Fund may focus its equity investments in securities of one or more capitalization ranges, based on the Manager's judgment of where the best market opportunities are and whether the market favors or disfavors securities of issuers of a particular capitalization range.

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Risks of Small- and Mid-Sized Companies. Small- and mid-sized companies may be either established or newer companies, including "unseasoned" companies that have been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-sized companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since sma ll- and mid-sized companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Smaller companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short term, and may have very limited liquidity. It may take a substantial period of time to realize a gain on an investment in a small- or mid-sized company, if any gain is realized at all.

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Growth Investing. In selecting equity investments, the portfolio managers may from time to time use a growth investing style.  In using a growth approach, the portfolio manager seeks securities of "growth" companies. Growth companies are those companies that the portfolio manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies, as well as, newer companies in the development stage. Growth companies may have a variety of characteristics that in the portfolio manager's view define them as "growth" issuers.

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     Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

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Value Investing. The portfolio managers may from time to time employ a value investing style in selecting equity investments. Value investing seeks stocks that are priced below their real or prospective worth. Value investing uses fundamental analysis and research to seek to identify issuers whose securities are undervalued in the marketplace in relation to factors such as their earnings potential, assets, industry position, management strength and cash flows. Undervalued companies may have lower stock prices because the market is not aware of their intrinsic value or does not yet fully recognize their future potential. The price of those securities may increase if other investors recognize a company's current or potential worth.

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     Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

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Debt Securities. The Fund may invest in debt securities, including, but not limited to: U.S. and foreign government bonds and notes, collateralized mortgage obligations and other mortgage-related securities, asset-backed securities, participation interests in loans, investments in pooled investment entities (including those that invest in loans), "structured" notes, corporate debt obligations, including lower-grade, high-yield domestic and foreign corporate debt obligations, and "zero-coupon" and "stripped" securities.

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Debt securities may be subject to the following risks:

  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. Government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.
  Interest Rate Risk. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change.

       Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

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  Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, the issuer will repay the security prior to the security's expected maturity, or with respect to certain fixed-income securities, that borrowers will repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

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  Extension Risk. If interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
  Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.

Credit Quality.  The Fund may invest in securities that are rated or unrated. "Investment-grade" securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's or unrated securities judged by the Manager to be of comparable quality. "Lower-grade" securities are those that are rated below those categories, which are also referred to as "junk bonds." While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's are considered "investment-grade," they may also have some speculative characteristics.

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Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer's ability to make scheduled payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting issuers as well. The ratings definitions of the principal ratings organizations are included in Appendix B to the Fund's Statement of Additional Information.

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Because the Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the Manager may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations. However, the Manager's rating does not constitute a guarantee of the credit quality. In evaluating the credit quality of a particular security, whether rated or unrated, the Manager will normally take into consideration a number of factors. Unrated securities also are considered investment-grade or below-investment grade if judged by the Manager to be comparable to rated investment-grade or below-investment grade securities. Some unrated securities may not have an active trading market, which means that the Fund might have difficulty selling them promptly at an a cceptable price.

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High-Yield, Lower-Grade Debt Securities. The Fund may invest in high-yield, lower-grade fixed-income securities of U.S. and foreign issuers. Those securities may include, among others: bonds, debentures, notes, preferred stock, loan participation interests, "structured" notes, commercial mortgage-backed securities, and asset-backed securities. There are no limits on the amount of the Fund's assets that can be invested in securities rated below investment grade. These securities are generally considered speculative.

Distressed Debt Securities. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in lower-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

     Price Arbitrage. Because the Fund may invest in high yield bonds that may trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.

U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. Government. "Full faith and credit" means that the taxing power of the U.S. Government is pledged to the payment of interest and repayment of principal on a security.

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Some securities issued by U.S. Government agencies, such as Government National Mortgage Corporation pass-through mortgage obligations ("Ginnie Maes"), are also backed by the full faith and credit of the U.S. Government. Others are supported by the right of the agency to borrow an amount from the U.S. Government (for example, "Fannie Mae" bonds issued by the Federal National Mortgage Corporation and "Freddie Mac" obligations issued by the Federal Home Loan Mortgage Corporation). Others are supported only by the credit of the agency (for example, obligations issued by the Federal Home Loan Banks). On September 7, 2008, the Federal Housing Finance Agency, a new independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Treasury also entered into a secured lending credit facility with those companies and a preferred s tock purchase agreement. Under the preferred stock agreement, the Treasury ensures that each company maintains a positive net worth.

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     U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the United States for payment of interest and repayment of principal and have little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities ("TIPS"). While U.S. Treasury securities have little credit risk, prior to their maturity they are subject to price fluctuations from changes in interest rates.

     Treasury Inflation-Protection Securities. The Fund can buy treasury inflation-protection securities ("TIPS"), which are U.S. Treasury securities designed to protect against inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on published changes to the Consumer Price Index. If inflation occurs, the principal amount will be adjusted upwards, resulting in increased interest payments. If deflation occurs, the principal amount will be adjusted downwards, resulting in lower interest payments. The principal amount payable at maturity will be the greater of the adjusted principal amount and the original principal amount. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.

     Mortgage-Related Government Securities.  Mortgage-related government securities include interests in pools of residential or commercial mortgages, in the form of "pass-through" mortgage securities. They may be issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Mortgage-related U.S. Government securities may be issued in different series, each having different interest rates and maturities.

Mortgage-related securities that are U.S. Government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. Government agency. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to prepayment and extension risks.

Private-Issuer Debt Securities. The Fund can also invest in debt securities issued by private issuers, such as banks, savings and loans, and other entities, including mortgage-related securities. Debt Securities issued by private issuers are subject to greater credit risks than U.S. Government securities.

     Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.  Private-issuer mortgage-backed securities may include loans on residential or commercial properties.

Mortgage-related securities, including CMOs, issued by private issuers are not U.S. Government securities, which makes them subject to greater credit risks. Private issuer securities are subject to the credit risks of the issuers as well as to interest rate risks, although in some cases they may be supported by insurance or guarantees. The prices and yields of private issuer mortgage-related securities are also subject to prepayment and extension risk. The market for private-issuer mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities.

Asset-Backed Securities. The Fund may invest in asset-backed securities, which are fractional interests in pools of loans, other assets or receivables. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, other assets or receivables that make up the pool. The trust or other issuer passes the income from the underlying pool to the investor. Neither the Fund nor the Manager selects the loans or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.

Forward Rolls. The Fund can enter into "forward roll" transactions (also referred to as "mortgage dollar rolls") with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.

Money Market Instruments. The Fund may also invest in "money market instruments." Money market instruments are short-term, high-quality, dollar-denominated debt instruments issued by the U.S. Government, domestic and foreign corporations and financial institutions, and other entities that meet the quality, maturity, diversification and other standards that apply to money market funds under the Investment Company Act of 1940. Money market instruments include bank obligations, repurchase agreements, commercial paper, and other corporate and governmental debt obligations. They may have fixed, variable or floating interest rates. Money market instruments generally do not generate capital appreciation if they are held to maturity.

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Bank Obligations.  Bank obligations include time deposits, certificates of deposit, bankers' acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.

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Bank obligations may have a limited market and may be deemed "illiquid" unless the obligation, including principal amount plus accrued interest, is payable within seven days after demand. Time deposits that are subject to withdrawal notices and penalties, other than those maturing in seven days or less, are also considered illiquid investments.

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Commercial Paper.  The Fund can invest in commercial paper if it is rated within the top two rating categories of Standard & Poor's and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's. The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

Repurchase Agreements. The Fund may also enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it back to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund's ability to liquidate the collateral may be delayed or limited.

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Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of an underlying debt obligation and the simultaneous agreement to repurchase it at an agreed-upon price and date. These transactions involve the risk that the market value of the securities sold under a reverse repurchase agreement could decline below the cost of the obligation to repurchase them. The Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

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Floating Rate and Variable Rate Obligations. Some fixed-income securities have variable or floating interest rates. The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rates on variable rate obligations are adjusted at stated periodic intervals. Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. A floating rate or variable rate obligation may meet the required credit quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

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Zero-Coupon Securities. The Fund may invest in "zero-coupon" securities, which pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Interest rate changes generally cause greater fluctuations in the prices of zero-coupon securities than in interest-paying securities of the same or similar maturities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon security, at a time when it has not actually received the income.

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Stripped Securities. "Stripped" securities are the separate income or principal components of a debt security, such as Treasury securities whose coupons have been stripped by a Federal Reserve Bank. Some mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest payments, all the principal payments or some proportional amount of interest and principal. Interest rate changes may cause greater fluctuations in the prices of stripped securities than in other debt securities of the same or similar maturities. The market for these securities may be limited, making it difficult for the Fund to sell its holdings at an acceptable price. The Fund may be required to pay out the imputed income on a stripped security as a dividend, at a time when it has not actually received the income.

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Event-Linked Securities. The Fund may invest in "event-linked" securities (sometimes called "catastrophe" bonds) or in interests in trusts and other pooled entities that invest primarily or exclusively in event-linked securities, including entities sponsored and/or advised by the Manager or an affiliate. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other event that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless it is of a certain magnitude or causes a certain measurable amount of loss to the issuer, an industry group, or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.

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Debt Market Risks. Recent developments relating to subprime mortgages have adversely affected debt securities markets in the United States, Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to fi nd and purchase suitable debt instruments.

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Investing in Foreign Securities. The Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States.

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The Fund may also buy debt securities issued by foreign companies and foreign governments or their agencies.

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     While foreign securities may offer special investment opportunities, they are also subject to special risks.

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  Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund's expense ratio.

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  Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.

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  Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company's operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund's investment. The value of the Fund's foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.

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  Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.
  The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency.

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  Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

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  Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund's net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

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       Special Risks of Developing and Emerging Markets.  Developing or emerging market countries generally have less developed securities markets or exchanges. Securities of issuers in developing or emerging market countries may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in countries with more mature markets. Settlements of trades may be subject to greater delays so that the proceeds of a sale of a security may not be received on a timely basis. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Developing or emerging market countries may have less developed legal and accounting systems, and investments in those countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Their governments may also be more unstable than the governments of more developed countries. The value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

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Industry and Sector Focus.  At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its total assets in investments in any one industry.

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Investing in Special Situations. At times, the Fund may seek to benefit from what the portfolio manager considers to be "special situations," such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

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Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund's investment could fall.

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  Derivative Investments. The Fund can invest in "derivative" instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.

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     The Fund may use derivatives to seek to adjust exposures, to seek to enhance investment returns or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.

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     Options, futures, forward contracts, swaps and "structured" notes are some of the derivatives that the Fund may use.  The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.

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     Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform the way the Manager expects it to. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.  Derivatives are also subject to credit risk, since the Fund may also lose money on a derivative investment if the issuer of the derivative fails to pay the amount due. A substantial portion of the Fund's assets may be invested in derivatives at any given time.

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Risks of Leverage . Certain derivatives and other investments of the Fund involve a degree of leverage. Generally, leverage may occur when, in return for the potential to realize higher gain, an investment exposes the investor to a risk of loss that exceeds the amount invested. The Fund's use of an economically leveraged derivative may provide the potential for investment gain or loss that may be several times greater than the change in value of the underlying security, asset, interest rate, index or currency upon which such derivative is based, which may result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. If the Fund uses derivatives for leverage, its share price will tend to be more volatile, resulting in larger gains or losses in response to the fluctuat ing prices of its investments.

The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Fund must identify liquid assets (sometimes referred to as "asset segregation") or engage in other measures, with regard to its derivative instruments.

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     "Structured" Notes. "Structured" notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or "structured" by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more borrowers. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or borrower.

Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or borrower. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.

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In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the underlying investment or index. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

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Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring. The terms of the instrument are generally negotiated by the Fund and the swap counterparty. A credit default swap may be embedded within a structured note or other derivative instrument.

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Generally, if the Fund buys credit protection using a credit default swap, the Fund will make fixed payments to the counterparty and if a credit event occurs, the Fund will deliver the defaulted bonds underlying the swap to the swap counterparty and the counterparty will pay the Fund par for the bonds. If the Fund sells credit protection using a credit default swap, generally the Fund will receive fixed payments from the counterparty and if a credit event occurs, the Fund will pay the swap counterparty par for the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds to the Fund. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the defaulted bonds from the seller of protection. If the credit default swap is on a basket of securities, the notional value of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional value.

Credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the cost of the underlying investment. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

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Interest Rate Swaps.   In an interest rate swap, the Fund and another party exchange the right to receive interest payments on a security or payments based on a reference rate. For example, they might swap the right to receive floating rate payments based on a reference rate such as "LIBOR" for the right to receive fixed rate payments. The terms of the instrument are generally negotiated by the Fund and the swap counterparty. An interest rate swap may be embedded within a structured note or other derivative instrument.

Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

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     Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

Volatility Swap Contracts. The Fund may enter into volatility swaps to hedge the direction of volatility in a particular asset or non-asset reference, or for other non-speculative purposes. For volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Manager is incorrect in forecasts of volatility of the underlying asset or reference.

Put and Call Options. The Fund may buy and sell call and put options on futures contracts (including commodity futures contracts), commodity indices, financial indices, securities indices, currencies, financial futures, swaps and securities. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Options may be traded on a securities exchange or over-the-counter. Options on commodity futures contracts are traded on the same exchange on which the underlying futures contract is listed. The Fund may purchase and sell options on commodity futures listed on U.S. and foreign futures exchanges.

The Fund may sell call options if they are "covered." For call options on securities, that means the Fund owns the securities that are subject to the call. For other types of call options, the Fund must identify liquid assets to cover its obligation under option. The Fund may also sell put options. The Fund must identify liquid assets to cover any put options it sells.

     Special Risks of Options. If the Fund sells a put option, there is a risk that it may be required to buy the underlying investment at a disadvantageous price and if the Fund sells a call option, there is a risk that it may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that it owns (referred to as a "covered call") and the investment has increased in value when the call option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment's value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.

Forward Contracts. Forward contracts are foreign currency exchange contracts that are used to buy or sell foreign currency for future delivery at a fixed price. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may use forward contracts to try to protect against declines in the U.S. dollar value of foreign securities that it owns and against increases in the dollar cost of foreign securities it anticipates buying. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

     Forward Contract Risks. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. Investments in forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.

Futures Contracts. The Fund can buy and sell futures contracts, including financial futures contracts, currency futures contracts and commodities futures contacts. Futures contracts are agreements in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Futures contracts are traded on futures exchanges, which offer a central marketplace in which to originate futures contracts and clear trades in a secondary market. Futures exchanges also provide standardization of expiration dates and contract sizes. Buyers of futures contracts do not own the underlying asset or commodity unless they decide to accept delivery at the expiration of the contract. Delivery of the underlying commodity to satisfy a commodity futures contract rarely occurs and buyers typically close-out their positions before expiration. Financial futures contracts are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price, and may be settled in cash or through delivery of the underlying instrument. Generally, the Fund expects to satisfy or offset the delivery obligations under a futures contract by taking an equal but opposite position in the futures market in the same underlying instrument. The Fund's investments in futures contracts may involve substantial risks.

     Special Risks of Futures Contracts. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Commodity-Linked Derivatives. A commodity-linked derivative is a derivative instrument whose value is linked to the price movement of a commodity, commodity index, or commodity option or futures contract. The value of some commodity-linked derivatives may be based on a multiple of those price movements. The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments.

Commodity-Linked Notes. A commodity-linked note is a derivative instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security and at maturity the principal payment is linked to the price movement of a commodity, commodity index or commodity option or futures contract. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and the Fund negotiates with the issuer to obtain specific terms and features that are tailored to the Fund's investment needs.
     Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. A principal protected commodity-linked note means that the issuer will pay, at a minimum, the par value of the note at maturity. With a partially-protected or no-principal-protection commodity-linked note, t he Fund may receive at maturity an amount less than the note's par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note.

     Risks of Commodity-Linked Investments. Investments linked to the prices of commodities are considered speculative. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Prices of commodities and related contracts may fluctuate significantly over short periods due to a variety of factors, including changes in supply and demand relationships, weather, agriculture, fiscal, and exchange control programs, disease, pestilence, and international economic, political, military and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments. The commodity-linked instruments in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value.

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The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as "daily price fluctuation limits"). The maximum or minimum price of a contract as a result of these limits is referred to as a "limit price." If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the commodity-linked investments.

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Investments in the Fund's Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.

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Investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code ("Subchapter M"). Subchapter M requires, among other things, that at least 90% of the Fund's gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as "qualifying income"). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as "qualifying income" for purposes of the 90% income requirement. The Fund has received a private letter ruling from the Internal Revenue Service confirming that income from the Fund's investment in the Subsidiary constitutes "qualifying income" for purposes of Subchapter M.

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Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.

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     The Fund will not invest more than 15% of its net assets in illiquid securities.  The Manager monitors the Fund's holdings of illiquid securities on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.

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Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in Class E shares of Oppenheimer Institutional Money Market Fund to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund, rather than purchasing individual short-term investments, to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to th e Fund directly. At the time of an investment, the Fund cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

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OTHER INVESTMENT STRATEGIES AND RISKS. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

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Short Sales. The Fund may make short sales of securities, either as a hedge against the potential decline in value of a security that the Fund owns or to realize appreciation when a security that the Fund does not own declines in value. The Fund may also use derivative instruments to create a position that is economically similar to a short sale. A short sale involves selling a security that the Fund does not own and borrowing that security for delivery to the purchaser. The Fund would then be obligated to purchase the security at a later date in order to return it to the security's lender. The Fund would realize a gain on the transaction if the price at which it sold the security was higher than the price at which it repurchased the security plus the costs of borrowing the security and any other transaction costs. The Fund will limit short sales to not more than 33 1/3% of its total assets.

     Risks of Short Sales. There is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. A short sale of a security creates the risk of an unlimited loss, since the price of the security could theoretically increase without limit. Purchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover rate and increase the Fund's brokerage and other transaction expenses. Short selling is considered a speculative investment practice.

Real Estate Investment Trusts. The Fund may invest in shares of real estate investment trusts, which are referred to as REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. REITs can generally be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs are companies that primarily invest in real property and derive income mainly from the collection of rents. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. REITs are generally not taxed on distributed income if substantially all of its taxable income (other than net capital gains) is distributed to shareholders each year. As a result, REITs tend to pay higher dividends than other types of compan ies.

Real Estate Operating Companies. A REOC is similar to a REIT in that both may own and operate commercial and other real estate properties or make other real estate investments. A REOC has not elected to be taxed as a REIT, however. As a result, a REOC has fewer restrictions on its investments and does not typically pay any specific level of income. A REOC may reinvest all of its cash flow from operations back into the company which allows it to, for example, finance acquisitions and development projects to grow its business. REOCs do not benefit from the favorable tax treatment that is accorded to REITs, however.

     Real Estate Market Risks. The performance of the Fund's investment in REIT shares and other real estate related securities is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including: disruptions to real estate sales markets, increased vacancies or declining rents, negative economic developments affecting businesses or individuals, increased real estate operating costs, lower real estate demand, oversupply, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, the failure of borrowers to repay loans in a timely manner, changes in prevailing interest rates or rates of inflation, lack of available credit or changes in federal or state taxation policies affecting real estate. The price of a real estate company's securities may also drop because of dividend reductions, lowered credit rati ngs, poor company management, or other factors that affect companies in general.

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Investments in Mining Securities and Metal Investments. The Fund may invest directly in, or indirectly through the Subsidiary or by means of derivative instruments, securities issued by companies that are involved in mining or processing or dealing in gold or other metals or minerals. These securities are described as "Mining Securities." The Fund may also invest up to 10% of its total assets in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. These investments are referred to as "Metal Investments." The Fund's investment in Gold ETFs is subject to this investment restriction.

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     Special Risks of Concentrating Investments in Mining Securities and Metal Investments. Investments in Mining Securities and Metal Investments involve additional risks and considerations not typically associated with other types of investments: (1) the risk of substantial price fluctuations of gold and precious metals; (2) the concentration of gold supply is mainly in five territories (South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States), and the prevailing economic and political conditions of these countries may have a direct effect on the production and marketing of gold and sales of central bank gold holdings; (3) unpredictable international monetary policies, economic and political conditions; (4) possible U.S. Governmental regulation of Metal Investments, as well as foreign regulation of such investments; and (5) possible adverse tax consequences for the Fund in making Metal Investments, if it fails to qualify as a "regulated inv estment company" under the Internal Revenue Code.

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Investing in Gold ETFs. Shares of Gold ETFs generally represent units of fractional undivided beneficial interests in a trust. The shares are intended to reflect the performance of the price of gold bullion. Because a Gold ETF has operating expenses and transaction and other costs (including storage and insurance costs) while the price of gold bullion does not, a Gold ETF will sell gold from time to time to pay expenses. This will reduce the amount of gold represented by each Gold ETF share, irrespective of whether the trading price of the shares rises or falls in response to changes in the price of gold. An investment in a Gold ETF is subject to all of the risks of investing directly in gold bullion. In addition, the market value of the shares of the Gold ETF may differ from their net asset value because the supply and demand in the market for shares of the Gold ETF at any point in time is not always identical to the supply and demand in the market for the underlying assets. Gold ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of those costs. Under certain circumstances, a Gold ETF could be terminated. Should termination occur, the Gold ETF could have to liquidate its holdings at a time when the price of gold is falling.

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Municipal Securities . The Fund may invest in municipal securities. Municipal securities are fixed-income securities primarily issued by states, cities, counties and other governmental entities in the United States to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects, or financing public facilities. The interest received from most municipal bonds is exempt from federal, state or local income taxes in the municipalities where the bonds are issued, however the Fund can invest in municipal securities because the portfolio managers believe they offer attractive yields relative to the yields and risks of other debt securities, rather than to seek tax-exempt interest income for distribution to shareholders.

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Risks of Investing in Municipal Securities . Municipal securities may be subject to interest rate risk and credit risk.   The value of the Fund's investment in municipal securities will be highly sensitive to events affecting the fiscal stability of the states, municipalities, agencies, authorities and other instrumentalities that issue the municipal securities. In particular, economic, legislative, regulatory or political developments affecting the ability of a state's issuers to pay interest or repay principal may significantly affect the value of the Fund's investments in these securities. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, or changes in the credit ratings assigned to the state's municipal issuers. Other occurrences, such as catastrophic natural disasters, can also adversely affect a state's fiscal stability. The recent national economic crisis, among other factors, has caused deterioration in the economies of many states, resulting in an adverse impact on states' spending, revenues and state budgets that has caused many states to operate under significant financial stress.

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Participation Interests in Loans. The Fund may invest in loan participation interests, subject to the Fund's limitation on investments in illiquid investments. These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan, or are members of the loan syndicate, and that act as the servicing agent for the interest. The loans may be to foreign or U.S. companies. Participation interests may be collateralized or uncollateralized and are subject to the credit risk of the servicing agent as well as the credit risk of the borrower. If a fund purchases a participation interest, it may be only able to enforce its rights through the lender. In some cases, these participation interests, whether held directly by the Fund or indirectly through an interest in a trust or other entity, may be partially "unfunded," meaning that the Fund may be required to advance additional money on future dates.

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No more than 15% of the Fund's net assets can be invested in participation interests of the same borrower.

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Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Manager or an affiliate. The Fund will be subject to the pooled entity's credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment grade or below or may be unrated.

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These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.

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When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.

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The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.

Master Limited Partnerships. The Fund may invest in publicly traded limited partnerships known as "master limited partnerships" or MLPs. MLPs issue units that are registered with the Securities and Exchange Commission and are freely tradable on a securities exchange or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP's creditors would continue after the Fund sold its investment in the MLP. MLPs are typically real estate, oil and gas and e quipment leasing vehicles, but they also finance movies, research and development, and other projects.

Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.

Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual issuers by diversifying its investments across a broad number of different companies. The Fund will not concentrate more than 25% of its total assets in issuers in any one industry. At times, however, the Fund may emphasize investments in some industries more than others.

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     These risks may be greater for investments in emerging or developing market countries.

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Conflicts of Interest. The investment activities of the Manager and its affiliates in regard to other funds and accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possi bly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the Manager; however, such policies and procedures may also limit the Fund's investment activities and affect its performance.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally, the Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market instruments in which Oppenheimer Institutional Money Market Fund invests or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover.   A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

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CHANGES TO THE FUND'S INVESTMENT POLICIES. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares; however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

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PORTFOLIO HOLDINGS.   The Fund's portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund's first and third fiscal quarters. Therefore, the Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website no sooner than 30 days after the end of each calendar month.

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A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

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The Manager has been an investment adviser since 1960. The Manager managed funds with approximately 6 million shareholder accounts as of December 31, 2010. The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

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Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee, calculated on the daily net assets of the Fund, at an annual rate that declines on additional assets as the Fund grows: 0.80% of the first $1 billion of net assets of the Fund, 0.76% of the next $2 billion, 0.71% of the next $1 billion, 0.66% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion, 0.50% of the next $2 billion, and 0.48% of net assets in excess of $9 billion. The Fund's advisory fee for the period ended October 31, 2010 was 0.78% of average annual net assets for each class of shares.

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The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund's Board of Trustees.

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The Transfer Agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of this prospectus. The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. That undertaking may be amended or withdrawn at any time. During the fiscal year ended October 31, 2010, this amount did not exceed 0.01% and therefore is not reflected in the Annual Fund Operating Expenses Table shown earlier in this prospectus. After all waivers, reimbursements and other credits, the actual total annual operating expenses for the fiscal year ended October 31, 2010 were the same as those shown in the Annu al Fund Operating Expenses Table earlier in this prospectus. The Fund's management fee and other annual operating expenses may vary in future years.

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A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Annual Report to shareholders for the year ended October 31, 2010.

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Portfolio Managers.  The Fund's portfolio is managed by Arthur P. Steinmetz, George Evans and Krishna Memani, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Steinmetz has been a portfolio manager of the Fund since August 16, 2010 and a Vice President of the Fund since January 2011.  Messrs. Evans and Memani have been portfolio managers of the Fund since October 6, 2010 and Vice Presidents of the Fund since January 2011.

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Mr. Steinmetz has been the Chief Investment Officer of the Manager since October 2010; Chief Investment Officer, Fixed-Income, of the Manager from April 2009 to October 2010; Executive Vice President of the Manager since October 2009; Director of Fixed Income of the Manager from January 2009 to April 2009 and a Senior Vice President of the Manager from March 1993 to September 2009.  He is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

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Mr. Evans has been the Director of Equities of the Manager since October 2010 and a Senior Vice President of the Manager since October 1993. He has been the Director of International Equities of the Manager since July 2004. He was Vice President of HarbourView Asset Management Corporation from July 1994 through November 2001 and is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

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Mr. Memani has been the Director of Fixed Income of the Manager since October 2010 and a Senior Vice President and Head of the Investment Grade Fixed Income Team of the Manager since March 2009. Mr. Memani was a Managing Director and Head of the U.S. and European Credit Analyst Team at Deutsche Bank Securities from June 2006 through January 2009. He was the Chief Credit Strategist at Credit Suisse Securities from August 2002 through March 2006. He was a Managing Director and Senior Portfolio Manager at Putnam Investments from September 1998 through June 2002. Mr. Memani is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.

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     The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

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ABOUT THE FUND'S WHOLLY-OWNED SUBSIDIARY. The Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors. If, at any time in the future, the Subsidiary proposes to offer or sell its shares to any investor other than the Fund, shareholders will receive 60 days' prior notice of such offer or sale and this prospectus will be revised accordingly.

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The Manager is responsible for the Subsidiary's day-to-day business and investment operations pursuant to an investment advisory agreement with the Subsidiary. Under that agreement, the Manager provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The Subsidiary's investment advisory agreement provides for its automatic termination upon the termination of the Fund's Investment Advisory Agreement. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers as those engaged by the Fund. In addition, it is expected that an adviser affiliated with the Manager will be engaged to provide sub-advisory services to the Subsidiary.

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The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as those adopted by the Fund. As a result, in managing the Subsidiary's portfolio, the Manager is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments and shares of the Subsidiary. The Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

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The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for as long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager obtains the prior approval of the Fund's Board of Trustees. The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Manager by the Fund (after the waiver described above) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The Subsidiary also bears the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. It is also anticipated that the Fund's expenses will be reduced to a certain extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund's investment in the Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and the Subsidiary.

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The financial statements of the Subsidiary are included in the Fund's Annual and Semi-Annual Reports provided to shareholders (which include the Subsidiary's full audited financial statements and unaudited financial statements, respectively). Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus. Please refer to the Statement of Additional Information for additional information about the organization and management of the Subsidiary.

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MORE ABOUT YOUR ACCOUNT

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About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisors, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee programs or college and retirement savings programs.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans or if you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in "About Class A Shares" below.
Class B Shares. If you buy Class B shares, you will pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge (distribution fee) over a period of approximately six years. If you sell your shares within six years after buying them, you will normally pay a contingent deferred sales charge. The amount of the contingent deferred sales charge varies depending on how long you own your shares, as described in "About Class B Shares" below.
Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "About Class C Shares" below.
Class N Shares. Class N shares are available only through certain retirement plans. If you buy Class N shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 18 months after the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "About Class N Shares" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. See "About Class Y Shares" below.

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Certain sales charge waivers may apply to purchases or redemptions of Class A, Class B, Class C or Class N shares. More information about those waivers is available in the Fund's Statement of Additional Information, or by clicking on the hyperlink "Sales Charges & Breakpoints" under the heading "Fund Information" on the OppenheimerFunds website at "www.oppenheimerfunds.com."

WHAT IS THE MINIMUM INVESTMENT? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. The minimum additional investment requirement does not apply to reinvested dividends from the Fund or from other Oppenheimer funds or to omnibus account purchases. A $25 minimum applies to additional investments through an Asset Builder Plan, an Automatic Exchange Plan or a government allotment plan established before November 1, 2002. Reduced initial minimums are available in certain circumstances, including under the following investment plans:

  For most types of retirement accounts that OppenheimerFunds offers, the minimum initial investment is $500.
  For certain retirement accounts that have automatic investments through salary deduction plans, there is no minimum initial investment.
  For an Asset Builder Plan or Automatic Exchange Plan or a government allotment plan, the minimum initial investment is $500.
  For certain fee-based programs that have an agreement with the Distributor, a minimum initial investment of $250 applies.

Minimum Account Balance. A $12 annual "minimum balance fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed. Small accounts may be involuntarily redeemed by the Fund if the value has fallen below $500 for reasons other than a decline in the market value of the shares.

Choosing a Share Class

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Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund's operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, the net asset value and the dividends of Class B, Class C, and Class N shares will be reduced by additional expenses borne by those classes, such as the asset-based sales charge.

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     Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the asset-based sales charges on Class B, Class C, or Class N shares. For retirement plans that qualify to purchase Class N shares, Class N will generally be the most advantageous share class. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

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     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

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  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, if you do not plan to hold your shares for six years or more), you should consider investing in Class C shares. That is because of the effect of the initial sales charge on Class A shares or the Class B contingent deferred sales charge if you redeem within six years.
  Investing for the Longer Term. If you are investing less than $100,000 for the longer term and do not expect to need access to your money for six years or more, Class B shares may be appropriate.
  Amount of Your Investment. Your choice will also depend on how much you plan to invest. For shorter-term investments of less than $100,000, Class C shares might be the appropriate choice because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares you redeem after holding them for one year or more. However, if you plan to invest more than $100,000, and as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because over time the ongoing asset-based sales charge on Class C shares will have a greater impact on your account than the reduced front-end sales charge available for Class A share purchases of $100,000 or more. If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold you r shares.

     The Distributor normally will not accept purchase orders from a single investor for more than $100,000 of Class B shares or for $1 million or more of Class C shares. Dealers or other financial intermediaries are responsible for determining the suitability of a particular share class for an investor.

Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

How Do Share Classes Affect Payments to Your Financial Intermediary? The Class B, Class C, and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Manager or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

ABOUT CLASS A SHARES. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the Statement of Additional Information.

The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.

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Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	4.75%
$25,000 or more but less than $50,000	5.50%	5.82%	4.75%
$50,000 or more but less than $100,000	4.75%	4.99%	4.00%
$100,000 or more but less than $250,000	3.75%	3.90%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.60%
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Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Class A Sales Charges. Under a "Right of Accumulation" or a "Letter of Intent" you may be eligible to buy Class A shares of the Fund at the reduced sales charge rates that would apply to a larger purchase. The Fund reserves the right to modify or to cease offering these programs at any time.

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  Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of shares that you and your spouse currently own, and other purchases that you are currently making, to the value of your Class A share purchase of the Fund. You may count Class A, Class B and Class C shares of the Fund and other Oppenheimer funds and Class A, Class B, Class C, Class G and Class H units in adviser sold Section 529 plans, for which the Manager or the Distributor serves as the "Program Manager" or "Program Distributor." The Distributor or the financial intermediary through which you are buying shares will determine the value of the shares you currently own based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, the Distributor will only take into consideration the value of shares owned as of December 31, 2007 and any shares purchased subsequently. The value of any shares that you have redeemed and the value of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in:
    your individual accounts (including IRAs, 403(b) plans and eligible 529 plans), your joint accounts with your spouse,
    accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.

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A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).

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If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

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To count shares held in accounts at other firms, you may be requested to provide the Distributor or your current financial intermediary with a copy of account statements showing your current holdings of the Fund, other eligible Oppenheimer funds or qualifying 529 plans. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.

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  Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G or Class H unit purchases in adviser sold Section 529 plans, for which the Manager or Distributor serves as the Program Manager or Program Distributor, over a 13-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify the Distributor or your financial intermediary of any qualifying 529 plan purchases or purchases through other financial intermediaries.

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Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for satisfying the terms of a Letter.

Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares – Letters of Intent" in the Fund's Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.

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Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of one or more of the Oppenheimer funds totaling $1 million or more, those Class A shares may be subject to a 1.0% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month in which they were purchased (except for shares purchased in certain retirement plans, as described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.

Class A Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $1 million or more in plan assets or by certain retirement plans or platforms offered through financial intermediaries or other service providers.

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In addition, there is no contingent deferred sales charge on redemptions of certain Class A retirement plan shares offered through financial intermediaries or other service providers. There is no contingent deferred sales charge on redemptions of Class A group retirement plan shares except for shares of certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Shares purchased in grandfathered retirement plans are subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase.

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The Distributor does not pay a concession on Class A retirement plan purchases except on purchases by grandfathered retirement plans and plans that have $5 million or more in plan assets. The concession for grandfathered retirement plan purchases is 0.25%. For purchases of Class A shares by retirement plans that have $5 million or more in plan assets (within the first six months from the time the account was established), the Distributor may pay financial intermediaries concessions equal to 0.25% of the purchase price from its own resources at the time of sale. Those payments are subject to certain exceptions described in "Retirement Plans" in the Statement of Additional Information.

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ABOUT CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge will be deducted from the redemption proceeds. Class B shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class B contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class B shares.

The amount of the Class B contingent deferred sales charge will depend on the number of years since you invested, according to the following schedule:

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Years since Beginning of Month in Which Purchase Order was Accepted	Contingent Deferred Sales Charge on Redemptions in That Year (As % of Amount Subject to Charge)
0-1	5.0%
1-2	4.0%
2-3	3.0%
3-4	3.0%
4-5	2.0%
5-6	1.0%
More than 6	None
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In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares six years (72 months) after you purchase them. This conversion eliminates the Class B asset-based sales charge, however, the shares will be subject to the ongoing Class A fees and expenses. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert to Class A shares, all other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

ABOUT CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.

ABOUT CLASS N SHARES. Class N shares are offered to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Oppenheimer funds Class N shares or to group retirement plans (which do not include IRAs and 403(b) plans) held in omnibus accounts that have assets of $500,000 or more or have 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances in which Class N shares are available for purchase.

Class N shares are sold at net asset value without an initial sales charge. Class N shares are subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.25%. A contingent deferred sales charge of 1.00% will be imposed on the redemption of Class N shares, if:

  The group retirement plan is terminated, or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan, and the Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund; or
  Class N shares are redeemed within 18 months after an IRA or 403(b) plan's first purchase of Class N shares of any Oppenheimer fund.

Retirement plans that offer Class N shares may impose charges on plan participant accounts. For more information about buying and selling shares through a retirement plan, see the section "Investment Plans and Services - Retirement Plans" below.

ABOUT CLASS Y SHARES. Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Present and former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund.

The Price of Fund Shares

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Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

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Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (NYSE), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.

The Fund determines the net assets of each class of shares by subtracting the class-specific expenses and the amount of the Fund's liabilities attributable to the share class from the value of the securities and other assets attributable to the share class. The Fund's "other assets" might include, for example, cash and interest or dividends from its portfolio securities that have been accrued but not yet collected. The Fund's securities are valued primarily on the basis of current market quotations.

The net asset value per share for each share class is determined by dividing the net assets of the class by the number of outstanding shares of that class.

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       Fair Value Pricing . If market quotations are not readily available or (in the Manager's judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset value is calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that the Board believes would more accurately reflect the security's fair value.

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In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities. It seeks to identify significant events that it believes, in good faith, will affect the market prices of the securities held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's "Valuation Committee." Those determinations may include consideration of recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.

The Fund's use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

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       Pricing Foreign Securities. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market movements, may occur during that time that could potentially affect the values of foreign securities held by the Fund.

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The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in "Sales Charge Waivers" below and in the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.

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A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:

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  any increase in net asset value over the initial purchase price, shares purchased by the reinvestment of dividends or capital gains distributions, or shares eligible for a sales charge waiver (see "Sales Charge Waivers" below).

The Fund redeems shares in the following order:

  shares acquired by the reinvestment of dividends or capital gains distributions, other shares that are not subject to the contingent deferred sales charge, and shares held the longest during the holding period.

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SALES CHARGE WAIVERS. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

  Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
  Exchanges of Shares. There is no sales charge on exchanges of shares except for exchanges of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge.
  Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares or Class B shares that occurred within the previous six months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for the waiver at the time you submit your purchase order.

 In addition, the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information provides detailed information about certain other initial sales charge and contingent deferred sales charge waivers and arrangements. A description of those sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com (follow the hyperlink "Sales Charges & Breakpoints," under the heading "Fund Information") and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.

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How to Buy, Sell and Exchange Shares

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BUYING SHARES. You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

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Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer, or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." to the address on the back cover. If you do not list a dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares and Class A shares are your only purchase option. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. However, if a current investor no longer has a broker-dealer of record for an existing Class B, C lass C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares. If you submit a purchase request to the Distributor without designating the Fund you wish to invest in, your investments will be made in Class A shares of Oppenheimer Money Market Fund, Inc. This policy does not apply to purchases by or for certain retirement plans or accounts. For more information regarding undesignated investments, please call the Transfer Agent at the number on the back cover of this prospectus.

  Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

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SELLING SHARES. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

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Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund's portfolio and the Fund's expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.

Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

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Options for Receiving Redemption Proceeds:

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  By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
  By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
  By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

Payment Delays. Payment for redeemed shares is usually made within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within three business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check. Under unusual circumstances, the right to redeem shares or the payment of redemption proceeds may be delayed or suspended as permitted under the Investment Company Act of 1940.

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THE OPPENHEIMERFUNDS EXCHANGE PRIVILEGE. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

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The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase its transaction and administrative costs and/or affect its performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets a portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.

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If large dollar amounts are involved in exchange or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet those transaction requests, and the Fund's brokerage or administrative expenses might be increased. Therefore, the Manager and the Fund's Board have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges or purchase and redemption activity, while addressing the needs of investors who seek liquidity in their investment and the ability to exchange shares as their investment needs change. There is no guarantee that those policies and procedures, described below, will be sufficient to identify and deter all excessive short-term trading.

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Limitations on Frequent Exchanges

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30-Day Hold.  If a direct shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be "blocked" from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be "blocked" from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exc hanges into another fund for a period of 30 calendar days. A shareholder whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner is a "direct shareholder."

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Exceptions to 30-Day Hold

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  Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, until June 1, 2011 all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days. Beginning June 1, 2011, subsequent exchanges from that money market fund into another fund will not be subject to the 30 calendar day block, but will continue to be monitored for excessive activity and the Transfer Agent may limit or refuse any exchange order from a money market fund in its discretion pursuant to the exchange policy of that fund.

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  Dividend Reinvestments and Class B Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

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  Asset Allocation Programs. Investment programs by Oppenheimer "funds of funds" that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.

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  Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
  Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

Limitations on Exchanges in Omnibus Accounts. If you hold your Fund shares through a financial advisor or other firm such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or a trustee of a retirement plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Fund, the Distributor, the Manager and the Transfer Agent encourage those financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund. However, the Transfer Agent may not be able to detect excessive short-term trading activity in accounts maintained in "omnibus" or "street name" form where the underlying beneficial owners are not identified. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.

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Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section "How to Exchange Shares" in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections "Contingent Deferred Sales Charge" and "Sales Charge Waivers" in this prospectus.

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Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:

  Shares of the fund selected for exchange must be available for sale in your state of residence.
  The selected fund must offer the exchange privilege.
  You must meet the minimum purchase requirements for the selected fund.
  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
  Before exchanging into a fund, you should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day's net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either th e fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.

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Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

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OTHER LIMITS ON SHARE TRANSACTIONS. The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase or exchange order.

  Right to Refuse Purchase and Exchange Orders. The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.
  Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in this prospectus. As part of the Transfer Agent's procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its dis cretion, has engaged in such trading activity.

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SUBMITTING SHARE TRANSACTION REQUESTS. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.

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Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

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  Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.

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  Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.

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  Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 15 days of changing the address on an account.

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  Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.

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  Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.

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  Shares for which share certificates have been issued may not be redeemed or exchanged by telephone or on the internet.
  Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.

     The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

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Purchases and Redemptions by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

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Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

  The Fund's name;
  For existing accounts, the Fund account number (from your account statement);
  For new accounts, a completed account application;
  For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;
  For redemptions, any special payment instructions;
  For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
  For redemptions or exchanges, any share certificates that have been issued (exchanges or redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates);
  For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
  For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
  Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

  You wish to redeem more than $100,000 and receive a check;
  The redemption check is not payable to all shareholders listed on the account statement;
  The redemption check is not sent to the address of record on your account statement;
  Shares are being transferred to a Fund account with a different owner or name; or
  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

  a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
  a U.S. registered dealer or broker in securities, municipal securities or government securities, or a U.S. national securities exchange, a registered securities association or a clearing agency.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has a special agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

INVESTMENT PLANS AND SERVICES

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

  transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
  have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

     AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more info rmation.

Asset Builder Plan. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement the requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without pr ior notice.

Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. The procedures for buying, selling, exchanging and transferring shares, and the account features applicable to other share classes, generally do not apply to Class N shares offered through a group retirement plan. However, the time that transaction requests must be received in order to purchase, redeem or exchange shares at the net asset value calculated on any business day is the same for all share classes. Purchase, redemption, exchange and transfer requests for a group retirement plan must be submitted by the plan administrator, not by plan participants. Retirement plans that hold shares of Oppenheimer funds in an omnibus account for the benefit of plan participants (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares that w ould be subject to a contingent deferred sales charge. Class B shares are not offered to new omnibus group retirement plans. The types of retirement plans that the Distributor offers include:

  Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
  SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
  403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
  401(k) Plans. These are special retirement plans for employees of businesses.
  Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

Retirement Plan Accounts. To open an OppenheimerFunds retirement plan account, please call the Distributor for retirement plan documents, which include applications and important plan information.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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You may also choose to receive your account documents electronically via eDocs Direct. Visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for information and instructions.

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DISTRIBUTION AND SERVICE (12b-1) PLANS

Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares. The plan provides for the Fund to pay the Distributor an asset-based sales charge calculated at an annual rate of 0.25% of the daily net assets of Class A. However, the Fund's Board has currently set that rate at zero. The Fund pays a service fee under the plan calculated at an annual rate of 0.25% of the Class A daily net assets. The Distributor currently uses all of the Class A service fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. Because the service fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment.

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Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class B and Class C shares calculated at an annual rate of 0.75% of the daily net assets of those classes and for Class N shares calculated at 0.25% of the daily net assets of that class. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class B, Class C and Class N shares. Altogether, these fees increase the Class B and Class C shares annual expenses by 1.00% and increase the Class N shares annual expenses by 0.50%, calculated on the daily net assets of the applicable cl ass. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

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     Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class B, Class C or Class N shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

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     Class B Shares: The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B shares asset-based sales charge. However, for ongoing purchases of Class B shares by certain retirement plans, the Distributor may pay the intermediary the asset-based sales charge and service fee during the first year after purchase instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions.

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     Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. For Class C share purchases in certain omnibus group retirement plans or through the OppenheimerFunds Record(k)eeper Pro program, the Distributor pays the intermediary the asset-based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor pays the service fees it receives on those sh ares to the intermediary or to FASCore, LLC for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.

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     Class N Shares: At the time of a Class N share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class N share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. For Class N shares purchased in certain omnibus group retirement plans the Distributor may pay the intermediary the asset-based sales charge and service fee during the first year instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions to these arrangements.

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PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the Distributor, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Manager's and/or the Distributor's own resources and/or assets, including from the revenues or profits derived from the advisory fees the Manager receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Manager or Distributor from their own resources ar e not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

      The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sha ring payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial in termediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Manager, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

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The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

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Dividends, Capital Gains and Taxes

DIVIDENDS AND DISTRIBUTIONS. The Fund intends to declare and pay dividends quarterly from its net investment income. The Fund may also realize capital gains on the sale of portfolio securities, in which case it may make distributions out of any net short-term or long-term capital gains quarterly. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.

Dividends and distributions are paid separately for each share class. The dividends and capital gains distributions paid on Class A and Class Y shares will generally be higher than those on Class B, Class C and Class N shares, since those share classes normally have higher expenses than Class A and Class Y shares.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:

  Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
  Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
  Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
  Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

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TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or reinvested in additional shares of the Fund or another Oppenheimer fund, are subject to Federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income and distributions from net long-term capital gains are taxable as long-term capital gains no matter how long you have held your shares. Long-term capital gains of individuals and other non-corporate taxpayers are taxed at a special reduced rate.

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In the case of individuals and other non-corporate taxpayers, for taxable years beginning before 2013, certain dividends (including certain dividends from foreign corporations) are taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends are eligible for the dividends-received deduction. To the extent the Fund's distributions are paid from these types of dividends, and provided certain other fund and shareholder level requirements are satisfied, the Fund's individual and non-corporate shareholders will be eligible to claim the reduced tax rate for the distributions and the Fund's corporate shareholders will be eligible to claim the dividends-received deduction.

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Foreign countries may impose withholding and other taxes on the Fund's dividend and interest income. Provided that at the end of the fiscal year more than 50% of the Fund's assets are invested in stocks and securities of foreign corporations or governments, the Fund may make an election under the Internal Revenue Code allowing shareholders to take a credit or deduction on their Federal income tax returns for the foreign taxes paid by the Fund, subject to applicable limitations. If the Fund makes this election, shareholders must include in their income their share of the foreign taxes paid by the Fund.

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After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

The Fund has qualified and intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to federal income taxes on its income that it distributes to shareholders.

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If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gain) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. For taxable years of the fund beginning before 2012, certain distributions that are reported by the Fund as interest-related dividends or short-term gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from dividends, they will not be eligible for this exemption.


       By law, your dividends and redemption proceeds will be subject to a backup withholding tax if you are not a corporation and have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

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Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

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Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell or exchange them. Any capital gain is subject to capital gains tax. Your ability to utilize capital losses may be subject to applicable limitations.

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Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

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     This information is only a summary of certain Federal income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

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Financial Highlights

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The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

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On August 16, 2010, the Fund changed certain of its non-fundamental investment policies in connection with a change from a balanced strategy to a global allocation strategy and as a result, the Fund changed its name from "Oppenheimer Quest Balanced Fund" to "Oppenheimer Global Allocation Fund." Prior to August 16, 2010, the Fund was subadvised by Oppenheimer Capital LLC (an indirect wholly-owned subsidary of Allianz Global Investors of America L.P.) or an affilate (none of which are affiliated with OppenheimerFunds, Inc., the Fund's investment adviser). The financial information shown reflects the Fund's operations prior to the change in the investment advisory arrangement and investment policies.

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Financial Highlights Tables

FINANCIAL HIGHLIGHTS
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Class A Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$13.05	$10.69	$19.18	$18.82	$17.79
Income (loss) from investment operations:
Net investment income[2]	.18	.16	.27	.24	.21
Net realized and unrealized gain (loss)	1.96	2.36	(6.28)	1.05	1.66
Total from investment operations	2.14	2.52	(6.01)	1.29	1.87
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.16)	(.29)	(.25)	(.23)
Distributions from net realized gain	--	--	(2.19)	(.68)	(.61)
Total dividends and/or distributions to shareholders	(.11)	(.16)	(2.48)	(.93)	(.84)
Net asset value, end of period	$15.08	$13.05	$10.69	$19.18	$18.82

Total Return, at Net Asset Value[3]	16.44%	24.06%	(35.52)%	6.97%	10.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,623,802	$1,584,420	$1,525,472	$2,988,971	$3,058,131
Average net assets (in thousands)	$1,619,840	$1,450,251	$2,364,088	$3,068,226	$3,215,973
Ratios to average net assets:[4]
Net investment income	1.29%[5]	1.44%	1.84%	1.26%	1.13%
Total expenses	1.37%[5] , [6]	1.48%	1.27%	1.16%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.37%[5]	1.42%	1.26%	1.14%	1.17%
Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%
1. October 29, 2010 represents the last business day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Includes the Fund's share of the allocated expenses and/or net investment income from the master funds.
6. Total expenses including indirect expenses from affiliated funds were as follows:
Year Ended October 29, 2010	1.37%
7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:
Purchase Transactions	Sale Transactions
Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589


Class B Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$12.77	$10.47	$18.81	$18.46	$17.46
Income (loss) from investment operations:
Net investment income[2]	.06	.08	.15	.09	.06
Net realized and unrealized gain (loss)	1.91	2.32	(6.15)	1.03	1.63
Total from investment operations	1.97	2.40	(6.00)	1.12	1.69
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.10)	(.15)	(.09)	(.08)
Distributions from net realized gain	--	--	(2.19)	(.68)	(.61)
Total dividends and/or distributions to shareholders	(.01)	(.10)	(2.34)	(.77)	(.69)
Net asset value, end of period	$14.73	$12.77	$10.47	$18.81	$18.46

Total Return, at Net Asset Value[3]	15.45%	23.17%	(36.03)%	6.17%	9.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$277,243	$353,853	$410,268	$1,294,217	$1,847,651
Average net assets (in thousands)	$309,274	$357,111	$765,095	$1,649,062	$2,014,712
Ratios to average net assets:[4]
Net investment income	0.46%[5]	0.71%	1.04%	0.48%	0.35%
Total expenses	2.33%[5] , [6]	2.44%	2.06%	1.94%	1.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.18%[5]	2.20%	2.05%	1.92%	1.95%
Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%
1. October 29, 2010 represents the last business day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Includes the Fund's share of the allocated expenses and/or net investment income from the master funds.
6. Total expenses including indirect expenses from affiliated funds were as follows:
Year Ended October 29, 2010	2.33%
7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:
Purchase Transactions	Sale Transactions
Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589


Class C Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$12.77	$10.47	$18.81	$18.48	$17.48
Income (loss) from investment operations:
Net investment income[2]	.08	.08	.16	.10	.07
Net realized and unrealized gain (loss)	1.90	2.32	(6.14)	1.02	1.64
Total from investment operations	1.98	2.40	(5.98)	1.12	1.71
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.10)	(.17)	(.11)	(.10)
Distributions from net realized gain	--	--	(2.19)	(.68)	(.61)
Total dividends and/or distributions to shareholders	(.02)	(.10)	(2.36)	(.79)	(.71)
Net asset value, end of period	$14.73	$12.77	$10.47	$18.81	$18.48

Total Return, at Net Asset Value[3]	15.55%	23.23%	(35.95)%	6.15%	9.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$363,252	$366,167	$373,380	$883,839	$1,022,881
Average net assets (in thousands)	$366,311	$343,726	$621,258	$979,278	$1,122,088
Ratios to average net assets:[4]
Net investment income	0.57%[5]	0.74%	1.10%	0.53%	0.41%
Total expenses	2.08%[5] , [6]	2.19%	2.00%	1.89%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.08%[5]	2.14%	1.99%	1.87%	1.89%
Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%
1. October 29, 2010 represents the last business day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Includes the Fund's share of the allocated expenses and/or net investment income from the master funds.
6. Total expenses including indirect expenses from affiliated funds were as follows:
Year Ended October 29, 2010	2.08%
7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:
Purchase Transactions	Sale Transactions
Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589


Class N Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$12.87	$10.54	$18.94	$18.59	$17.58
Income (loss) from investment operations:
Net investment income[2]	.14	.14	.23	.18	.15
Net realized and unrealized gain (loss)	1.93	2.33	(6.20)	1.03	1.64
Total from investment operations	2.07	2.47	(5.97)	1.21	1.79
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.14)	(.24)	(.18)	(.17)
Distributions from net realized gain	--	--	(2.19)	(.68)	(.61)
Total dividends and/or distributions to shareholders	(.08)	(.14)	(2.43)	(.86)	(.78)
Net asset value, end of period	$14.86	$12.87	$10.54	$18.94	$18.59

Total Return, at Net Asset Value[3]	16.09%	23.89%	(35.69)%	6.66%	10.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,338	$74,293	$ 76,475	$171,675	$207,130
Average net assets (in thousands)	$71,783	$70,697	$125,526	$193,216	$215,652
Ratios to average net assets:[4]
Net investment income	1.03%[5]	1.26%	1.57%	0.95%	0.83%
Total expenses	1.61%[5] , [6]	1.69%	1.53%	1.46%	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.61%[5]	1.62%	1.52%	1.44%	1.48%
Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%
1. October 29, 2010 represents the last business day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Includes the Fund's share of the allocated expenses and/or net investment income from the master funds.
6. Total expenses including indirect expenses from affiliated funds were as follows:
Year Ended October 29, 2010	1.61%
7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:
Purchase Transactions	Sale Transactions
Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589


Class Y Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$13.05	$10.68	$19.18	$18.82	$17.79
Income (loss) from investment operations:
Net investment income[2]	.23	.25	.31	.30	.26
Net realized and unrealized gain (loss)	1.95	2.34	(6.28)	1.04	1.66
Total from investment operations	2.18	2.59	(5.97)	1.34	1.92
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.22)	(.34)	(.30)	(.28)
Distributions from net realized gain	--	--	(2.19)	(.68)	(.61)
Total dividends and/or distributions to shareholders	(.16)	(.22)	(2.53)	(.98)	(.89)
Net asset value, end of period	$15.07	$13.05	$10.68	$19.18	$18.82

Total Return, at Net Asset Value[3]	16.80%	24.83%	(35.35)%	7.29%	11.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,843	$35,737	$82,551	$227,020	$276,322
Average net assets (in thousands)	$35,361	$42,026	$165,149	$294,643	$276,812
Ratios to average net assets:[4]
Net investment income	1.64%[5]	2.25%	2.12%	1.56%	1.43%
Total expenses	1.01%[5] , [6]	1.00%	0.98%	0.86%	0.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.01%[5]	0.85%	0.97%	0.84%	0.87%
Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%
1. October 29, 2010 represents the last business day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Includes the Fund's share of the allocated expenses and/or net investment income from the master funds.
6. Total expenses including indirect expenses from affiliated funds were as follows:
Year Ended October 29, 2010	1.01%
7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:
Purchase Transactions	Sale Transactions
Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589

INFORMATION AND SERVICES

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STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (it is legally part of this prospectus).
ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Annual and Semi-Annual Reports provide additional information about the Fund's investments and performance. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

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Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com
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Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

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No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

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SP0257.001.0211

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Oppenheimer Quest Opportunity Value FundSM

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NYSE Ticker Symbols
Class A	QVOPX
Class B	QOPBX
Class C	QOPCX
Class N	QOPNX
Class Y	QOPYX
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Prospectus dated February 28, 2011
Oppenheimer Quest Opportunity Value Fund is a mutual fund that seeks growth of capital. It invests in a diversified portfolio of stocks, bonds and cash equivalents.
This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Quest Opportunity Value Fund
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Go to Summary Prospectus

THE FUND SUMMARY

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Investment Objective. The Fund seeks growth of capital.

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Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 58 and "Appendix A" in the Fund's Statement of Additional Information.

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Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	5%	1%	1%	None
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class N	Class Y
Management Fees	0.82%	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.36%	0.61%	0.36%	0.45%	0.29%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Operating Expenses	1.48%	2.48%	2.23%	1.82%	1.16%
Fee Waiver and Expense Reimbursement *	(0.05%)	(0.14%)	(0.05%)	(0.06%)	(0.05%)
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	1.43%	2.34%	2.18%	1.76%	1.11%
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*The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each undertaking may be amended or withdrawn after one year from the date of this prospectus.

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Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

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If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$713	$1,015	$1,337	$2,250	$713	$1,015	$1,337	$2,250
Class B	$740	$1,068	$1,524	$2,356	$240	$768	$1,324	$2,356
Class C	$323	$700	$1,203	$2,589	$223	$700	$1,203	$2,589
Class N	$280	$572	$988	$2,151	$180	$572	$988	$2,151
Class Y	$114	$366	$637	$1,412	$114	$366	$637	$1,412
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

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Principal Investment Strategies. The Fund may invest in a variety of equity and investment-grade debt securities that the portfolio manager believes are undervalued. The Fund may allocate its investments between equity and debt securities in any proportion and at different times based on market and economic conditions. The Fund is not limited to using a particular investment style or by the issuer's location, size, market capitalization or industry sector.
     The Fund may invest a substantial portion of its assets in foreign securities, including companies in developed and emerging market countries, and has no limit on the amount it can invest in such securities. The Fund may use certain types of derivative instruments for investment or hedging purposes, including options, futures, forward contracts, and swaps. The Fund may sell securities short; however, it will limit its total short positions to no more than 25% of its net assets.
     In selecting investments for the Fund, the portfolio manager mainly relies on a value-oriented investing style. A security may be undervalued because the market is not aware of the issuer's intrinsic value, does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth.
     The portfolio manager generally uses a fundamental approach to analyze issuers, based on factors such as financial strength, growth potential, management, and cash flows, among others. The process and factors the portfolio manager uses may change over time and his implementation may vary; however, the portfolio manager typically uses the following techniques:
• A "bottom up" analytical approach that uses fundamental research to focus on particular issuers before considering industry trends;
• A search for securities believed to be undervalued that have a high return on capital, strong management committed to shareholder value, and positive cash flows;
• Ongoing monitoring of issuers for changes in the company that might alter the portfolio manager's initial expectations about the security and might result in the sale of the security.
     The portfolio manager allocates the Fund's investments between equity and debt securities after analyzing the relative values of those investments under prevailing market conditions. While stocks and other equity securities are normally emphasized to seek growth, the portfolio manager might increase the relative emphasis of investments in bonds and other fixed-income securities when, among other reasons, he thinks that stocks appear overvalued; debt securities present capital growth and i ncome opportunities relative to stocks; or it is desirable to maintain liquidity pending investment in equity securities.

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The Fund may invest without limit in securities that are rated below investment-grade (commonly referred to as "junk bonds") and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated debt securities, in which case the portfolio managers may internally assign ratings to certain of those securities after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations.

     The above criteria may vary in particular cases and may change over time. The Fund may sell securities that the portfolio manager believes no longer meet these criteria but is not required to do so.

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Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

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Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

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The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

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At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on stocks in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

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Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change mor e than the values of shorter-term debt securities. When interest rates fall, the issuers of debt securities may prepay principal more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

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Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

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     Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

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Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

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Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic facto rs. These risks may be greater for investments in developing or emerging market countries.

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Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

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Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

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Risks of Short Sales. There is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. A short sale of a security creates the risk of an unlimited loss, since the price of the security could theoretically increase without limit. Purchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover rate and increase the Fund's brokerage and other transaction expenses. Short selling is considered a speculative investment practice.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing investments in equity securities. Since the Fund does not seek current income, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/QuestOpportunityValueFund

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Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 11.91% (2nd qtr 03) and the lowest return was -13.56% (4th qtr 08). For the period from January 1, 2010 through December 31, 2010 the cumulative return before sales charges and taxes was 7.87%.

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The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

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Average Annual Total Returns for the periods ended December 31, 2010
	1 Year	5 Years	10 Years (or life of class, if less)
Class A Shares (inception 1-3-89)
Return Before Taxes	1.67%	3.30%	2.32%
Return After Taxes on Distributions	1.38%	1.90%	1.15%
Return After Taxes on Distributions and Sale of Fund Shares	1.48%	2.26%	1.53%
Class B Shares (inception 9-1-93)	1.87%	3.36%	2.49%
Class C Shares (inception 9-1-93)	6.07%	3.74%	2.18%
Class N Shares (inception 3-01-01)	6.49%	4.17%	2.75%
Class Y Shares (inception 12-16-96)	8.23%	4.77%	3.16%
S&P 500 Index	15.08%	2.29%	1.42%
(reflects no deduction for fees, expenses or taxes)			2.07% [1]
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1.  From 2-28-01

Investment Adviser. OppenheimerFunds, Inc. is the Fund's investment adviser (the "Manager").

Portfolio Manager. Emmanuel Ferreira has been Vice President and portfolio manager of the Fund since December 2004.

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Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.

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Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

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Taxes. If your shares are not held in a tax-deferred account, Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

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Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Manager, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE ABOUT THE FUND

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About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

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THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RISKS. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.

Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain debt securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.

Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall.

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A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered "equity equivalents" because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non?convertible debt securities. Convertible debt securities are subject to credit and interest rate risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise the values of already-issued debt secuirties generally fall, and they may be worth less than the amount the Fund paid for them. However, credit ratings of convertible securities that are considered to be equity equivalents generally have less impact on the value of the securities than they do for non-convertible debt securities.

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Debt Securities. The Fund may invest in debt securities, including: investment-grade U.S. and foreign corporate fixed-income securities, U.S. Government securities and mortgage-related securities.

Debt securities may be subject to the following risks:

  Interest Rate Risk. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change.

       Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

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  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. Government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

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  Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, the issuer will repay the security prior to the security's expected maturity, or with respect to certain fixed-income securities, that borrowers will repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

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  Extension Risk. If interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

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     Credit Quality. The Fund may invest in securities that are rated or unrated. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations. In selecting securities for the Fund's portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting issuers as well.

"Investment-grade" refers to securities that are rated in one of the top four rating categories by nationally-recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's Ratings Services or that have similar ratings from other nationally-recognized statistical rating organizations. The Fund may also consider unrated securities to be "investment-grade" if they are judged to be of comparable quality to securities rated investment-grade by those organizations. Lower-grade securities are those that are rated below "Baa" by Moody's, that are rated below "BBB" by Standard & Poor's, that have similar ratings from other rating organizations or that are unrated securities judged to be of similar quality. Below investment-grade securities may be considered speculative. The ratings definitions of the principal ratings organizations are included in Appendix B to the Statemen t of Additional Information.

The Fund may invest without limit in securities that are rated below investment-grade and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal.

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High-Yield, Lower-Grade Debt Securities. The Fund may invest in high-yield, lower-grade fixed-income securities of U.S. and foreign issuers. Those securities may include, among others: bonds, debentures, notes, preferred stock, loan participation interests, "structured" notes, commercial mortgage-backed securities, and asset-backed securities. There are no limits on the amount of the Fund's assets that can be invested in securities rated below investment grade. These securities are generally considered speculative.

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U.S. Government Securities. The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. Government. "Full faith and credit" means that the taxing power of the U.S. Government is pledged to the payment of interest and repayment of principal on a security.

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Some securities issued by U.S. Government agencies, such as Government National Mortgage Corporation pass-through mortgage obligations ("Ginnie Maes"), are also backed by the full faith and credit of the U.S. Government. Others are supported by the right of the agency to borrow an amount from the U.S. Government (for example, "Fannie Mae" bonds issued by the Federal National Mortgage Corporation and "Freddie Mac" obligations issued by the Federal Home Loan Mortgage Corporation). Others are supported only by the credit of the agency (for example, obligations issued by the Federal Home Loan Banks). On September 7, 2008, the Federal Housing Finance Agency, a new independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Treasury also entered into a secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury will ensure that each company maintains a positive net worth.

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     U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the United States for payment of interest and repayment of principal and have little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities ("TIPS"). While U.S. Treasury securities have little credit risk, prior to their maturity they are subject to price fluctuations from changes in interest rates.

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     Mortgage-Related Government Securities.  Mortgage-related government securities include interests in pools of residential or commercial mortgages, in the form of "pass-through" mortgage securities. They may be issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Mortgage-related U.S. Government securities may be issued in different series, each having different interest rates and maturities.

Mortgage-related securities that are U.S. Government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. Government agency. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to prepayment and extension risks.

Fixed-Income Market Risks. Recent developments relating to subprime mortgages have adversely affected fixed-income securities markets in the United States, Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and p urchase suitable debt instruments.

Short Sales. A short sale involves selling a security that the Fund does not own and borrowing that security for delivery to the purchaser. The Fund would then be obligated to purchase the security at a later date in order to return it to the security's lender. The Fund would realize a gain on the transaction if the price at which it sold the security was higher than the price at which it repurchased the security plus the costs of borrowing the security and any other transaction costs.

Money Market Instruments. The Fund may also invest in "money market instruments." Money market instruments are short-term, high-quality, dollar-denominated debt instruments issued by the U.S. Government, domestic and foreign corporations and financial institutions, and other entities that meet the quality, maturity, diversification and other standards that apply to money market funds under the Investment Company Act of 1940. Money market instruments include bank obligations, repurchase agreements, commercial paper, and other corporate and governmental debt obligations. They may have fixed, variable or floating interest rates. Money market instruments generally do not generate capital appreciation if they are held to maturity.

Foreign Investing. The Fund can buy securities issued by companies or governments in any country, including in developing or emerging market countries. While there is no limit on the Fund's foreign investments, the Fund does not currently plan to invest a significant amount of its assets in securities of foreign issuers but may do so in the future.

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     While foreign securities may offer special investment opportunities, they are also subject to special risks.

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  Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund's expense ratio.

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  Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.

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  Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company's operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund's investment. The value of the Fund's foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.

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  Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.
  The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency.

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  Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

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  Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund's net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

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       Special Risks of Developing and Emerging Markets.  Developing or emerging market countries generally have less developed securities markets or exchanges. Securities of issuers in developing or emerging market countries may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in countries with more mature markets. Settlements of trades may be subject to greater delays so that the proceeds of a sale of a security may not be received on a timely basis. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Developing or emerging market countries may have less developed legal and accounting systems, and investments in those countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of company asse ts, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Their governments may also be more unstable than the governments of more developed countries. The value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

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Derivative Investments. The Fund can invest in a number of different types of "derivative" instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency.  Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.

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The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.

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Options, futures, and forward contracts are some of the derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or hedging purposes.

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Hedging.  Hedging transactions are intended to reduce the risks of securities in the Fund's portfolio. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, however, the hedge might be unsuccessful or could reduce the Fund's return or create a loss. The Fund has percentage limits on its use of derivatives and hedging instruments.

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 Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform the way the Manager expects it to. The Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result, the Fund could realize little or no income or lose principal from the investment, or a hedge might be unsuccessful. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment.

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Investing in Small-and-Mid-sized Companies. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-sized issuers, although it normally invests primarily in mid-cap and large-cap companies. At times, the Fund may focus its equity investments in securities of one or more capitalization ranges, based on the Manager's judgment of where the best market opportunities are and whether the market favors or disfavors securities of issuers of a particular capitalization range. Securities of smaller sized issuers generally may be subject to greater price volatility than securities of larger companies. If the Fund focuses on investments in smaller sized companies the Fund's share prices may fluctuate more than that of funds focusing on larger issuers.

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     Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

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OTHER INVESTMENT STRATEGIES AND RISKS. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

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Diversification and Concentration.  The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual stocks by diversifying its investments across a broad number of different companies. The Fund will not concentrate more than 25% of its total assets in issuers in any one industry.  At times, however, the Fund may emphasize investments in some industries more than others.

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When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.

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The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.

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The Fund will not commit more than 15% of its net assets under these transactions.

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Investing in Small, Unseasoned Companies. The Fund may invest in the securities of small, unseasoned companies that have been in operation for less than three years. In addition to the risks of other small-sized issuers, the price of the securities of these companies may be particularly volatile, especially in the short term, and may have very limited liquidity. Securities of smaller, newer companies are also subject to greater risks of default than those of larger, more established issuers.

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The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies.

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Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.

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     The Fund will not invest more than 15% of its net assets in illiquid securities.  The Manager monitors the Fund's holdings of illiquid securities on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.

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Conflicts of Interest. The investment activities of the Manager and its affiliates in regard to other funds and accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possi bly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the Manager; however, such policies and procedures may also limit the Fund's investment activities and affect its performance.

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Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in Class E shares of Oppenheimer Institutional Money Market Fund to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund, rather than purchasing individual short-term investments, to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Fund cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

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Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally, the Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market instruments in which Oppenheimer Institutional Money Market Fund invests or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover.   A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

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CHANGES TO THE FUND'S INVESTMENT POLICIES. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares; however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

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PORTFOLIO HOLDINGS.   The Fund's portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund's first and third fiscal quarters. Therefore, the Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website no sooner than 30 days after the end of each calendar month.

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A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

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The Manager has been an investment adviser since 1960. The Manager managed funds with approximately 6 million shareholder accounts as of December 31, 2010. The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

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Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee, calculated on the daily net assets of the Fund, at an annual rate that declines on additional assets as the Fund grows: 0.85% of the first $1 billion of average annual net assets of the Fund, 0.80% of the next $500 million, 0.75% of the next $500 million, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $500 million, 0.55% of the next $500 million and 0.50% of average annual net assets in excess of $4 billion. The Fund's advisory fee for its last fiscal year ended October 31, 2010 was 0.82% of average annual net assets for each class of shares.
     The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Transfer Agent has voluntarily agreed to limit the transfer agent fees for all classes to 0.35% of average annual net assets per class. Each of these undertakings may be amended or withdrawn at any time after one year from the date of this prospectus. After all waivers/reimbursements and credits described above, the actual "Total Annual Operating Expenses" as percentages of average daily net assets were 1.43% for Class A, 2.34% for Class B, 2.18% for Class C, 1.76% for Class N, and 1.11% for Class Y. The Fund's management fee and other annual operating expenses may vary in future years.
     A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Annual Report to shareholders for the fiscal year ended October 31, 2010.

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Portfolio Manager. The Fund's portfolio is managed by Emmanuel Ferreira, who is primarily responsible for the day-to-day management of the Fund's investments. Mr. Ferreira has been a Vice President and portfolio manager of the Fund since December 2004.

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Mr. Ferreira has been a Vice President of the Manager since January 2003. He was a Portfolio Manager at Lashire Investments from July 1999 through December 2002. He is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

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The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

MORE ABOUT YOUR ACCOUNT

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About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisors, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee programs or college and retirement savings programs.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans or if you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in "About Class A Shares" below.
Class B Shares. If you buy Class B shares, you will pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge (distribution fee) over a period of approximately six years. If you sell your shares within six years after buying them, you will normally pay a contingent deferred sales charge. The amount of the contingent deferred sales charge varies depending on how long you own your shares, as described in "About Class B Shares" below.
Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "About Class C Shares" below.
Class N Shares. Class N shares are available only through certain retirement plans. If you buy Class N shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 18 months after the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "About Class N Shares" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. See "About Class Y Shares" below.

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Certain sales charge waivers may apply to purchases or redemptions of Class A, Class B, Class C or Class N shares. More information about those waivers is available in the Fund's Statement of Additional Information, or by clicking on the hyperlink "Sales Charges & Breakpoints" under the heading "Fund Information" on the OppenheimerFunds website at "www.oppenheimerfunds.com."

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WHAT IS THE MINIMUM INVESTMENT? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. The minimum additional investment requirement does not apply to reinvested dividends from the Fund or from other Oppenheimer funds or to omnibus account purchases. A $25 minimum applies to additional investments through an Asset Builder Plan, an Automatic Exchange Plan or a government allotment plan established before November 1, 2002. Reduced initial minimums are available in certain circumstances, including under the following investment plans:

  For most types of retirement accounts that OppenheimerFunds offers, the minimum initial investment is $500.
  For certain retirement accounts that have automatic investments through salary deduction plans, there is no minimum initial investment.
  For an Asset Builder Plan or Automatic Exchange Plan or a government allotment plan, the minimum initial investment is $500.
  For certain fee-based programs that have an agreement with the Distributor, a minimum initial investment of $250 applies.

Minimum Account Balance. A $12 annual "minimum balance fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed. Small accounts may be involuntarily redeemed by the Fund if the value has fallen below $500 for reasons other than a decline in the market value of the shares.

Choosing a Share Class

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Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund's operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, the net asset value and the dividends of Class B, Class C, and Class N shares will be reduced by additional expenses borne by those classes, such as the asset-based sales charge.

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     Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the asset-based sales charges on Class B, Class C, or Class N shares. For retirement plans that qualify to purchase Class N shares, Class N will generally be the most advantageous share class. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

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     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

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  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, if you do not plan to hold your shares for six years or more), you should consider investing in Class C shares. That is because of the effect of the initial sales charge on Class A shares or the Class B contingent deferred sales charge if you redeem within six years.
  Investing for the Longer Term. If you are investing less than $100,000 for the longer term and do not expect to need access to your money for six years or more, Class B shares may be appropriate.
  Amount of Your Investment. Your choice will also depend on how much you plan to invest. For shorter-term investments of less than $100,000, Class C shares might be the appropriate choice because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares you redeem after holding them for one year or more. However, if you plan to invest more than $100,000, and as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because over time the ongoing asset-based sales charge on Class C shares will have a greater impact on your account than the reduced front-end sales charge available for Class A share purchases of $100,000 or more. If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold you r shares.

     The Distributor normally will not accept purchase orders from a single investor for more than $100,000 of Class B shares or for $1 million or more of Class C shares. Dealers or other financial intermediaries are responsible for determining the suitability of a particular share class for an investor.

Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

How Do Share Classes Affect Payments to Your Financial Intermediary? The Class B, Class C, and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Manager or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

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ABOUT CLASS A SHARES. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the Statement of Additional Information.

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The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.

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Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	4.75%
$25,000 or more but less than $50,000	5.50%	5.82%	4.75%
$50,000 or more but less than $100,000	4.75%	4.99%	4.00%
$100,000 or more but less than $250,000	3.75%	3.90%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.60%
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Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Class A Sales Charges. Under a "Right of Accumulation" or a "Letter of Intent" you may be eligible to buy Class A shares of the Fund at the reduced sales charge rates that would apply to a larger purchase. The Fund reserves the right to modify or to cease offering these programs at any time.

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  Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of shares that you and your spouse currently own, and other purchases that you are currently making, to the value of your Class A share purchase of the Fund. You may count Class A, Class B and Class C shares of the Fund and other Oppenheimer funds and Class A, Class B, Class C, Class G and Class H units in adviser sold Section 529 plans, for which the Manager or the Distributor serves as the "Program Manager" or "Program Distributor." The Distributor or the financial intermediary through which you are buying shares will determine the value of the shares you currently own based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, the Distributor will only take into consideration the value of shares owned as of December 31, 2007 and any shares purchased subsequently. The value of any shares that you have redeemed and the value of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in:
    your individual accounts (including IRAs, 403(b) plans and eligible 529 plans), your joint accounts with your spouse,
    accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.

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A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).

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If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

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To count shares held in accounts at other firms, you may be requested to provide the Distributor or your current financial intermediary with a copy of account statements showing your current holdings of the Fund, other eligible Oppenheimer funds or qualifying 529 plans. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.

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  Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G or Class H unit purchases in adviser sold Section 529 plans, for which the Manager or Distributor serves as the Program Manager or Program Distributor, over a 13-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify the Distributor or your financial intermediary of any qualifying 529 plan purchases or purchases through other financial intermediaries.

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Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for satisfying the terms of a Letter.

Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares – Letters of Intent" in the Fund's Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.

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Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of one or more of the Oppenheimer funds totaling $1 million or more, those Class A shares may be subject to a 1.0% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month in which they were purchased (except for shares purchased in certain retirement plans, as described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption.

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The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.

Class A Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $1 million or more in plan assets or by certain retirement plans or platforms offered through financial intermediaries or other service providers.

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In addition, there is no contingent deferred sales charge on redemptions of certain Class A retirement plan shares offered through financial intermediaries or other service providers. There is no contingent deferred sales charge on redemptions of Class A group retirement plan shares except for shares of certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Shares purchased in grandfathered retirement plans are subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase.

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The Distributor does not pay a concession on Class A retirement plan purchases except on purchases by grandfathered retirement plans and plans that have $5 million or more in plan assets. The concession for grandfathered retirement plan purchases is 0.25%. For purchases of Class A shares by retirement plans that have $5 million or more in plan assets (within the first six months from the time the account was established), the Distributor may pay financial intermediaries concessions equal to 0.25% of the purchase price from its own resources at the time of sale. Those payments are subject to certain exceptions described in "Retirement Plans" in the Statement of Additional Information.

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ABOUT CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge will be deducted from the redemption proceeds. Class B shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class B contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class B shares.

The amount of the Class B contingent deferred sales charge will depend on the number of years since you invested, according to the following schedule:

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Years since Beginning of Month in Which Purchase Order was Accepted	Contingent Deferred Sales Charge on Redemptions in That Year (As % of Amount Subject to Charge)
0-1	5.0%
1-2	4.0%
2-3	3.0%
3-4	3.0%
4-5	2.0%
5-6	1.0%
More than 6	None
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In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares six years (72 months) after you purchase them. This conversion eliminates the Class B asset-based sales charge, however, the shares will be subject to the ongoing Class A fees and expenses. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert to Class A shares, all other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

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ABOUT CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.

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ABOUT CLASS N SHARES. Class N shares are offered to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Oppenheimer funds Class N shares or to group retirement plans (which do not include IRAs and 403(b) plans) held in omnibus accounts that have assets of $500,000 or more or have 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances in which Class N shares are available for purchase.

Class N shares are sold at net asset value without an initial sales charge. Class N shares are subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.25%. A contingent deferred sales charge of 1.00% will be imposed on the redemption of Class N shares, if:

  The group retirement plan is terminated, or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan, and the Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund; or
  Class N shares are redeemed within 18 months after an IRA or 403(b) plan's first purchase of Class N shares of any Oppenheimer fund.

Retirement plans that offer Class N shares may impose charges on plan participant accounts. For more information about buying and selling shares through a retirement plan, see the section "Investment Plans and Services - Retirement Plans" below.

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ABOUT CLASS Y SHARES. Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

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An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

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Present and former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund.

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The Price of Fund Shares

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Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

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Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (NYSE), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.

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The Fund determines the net assets of each class of shares by subtracting the class-specific expenses and the amount of the Fund's liabilities attributable to the share class from the value of the securities and other assets attributable to the share class. The Fund's "other assets" might include, for example, cash and interest or dividends from its portfolio securities that have been accrued but not yet collected. The Fund's securities are valued primarily on the basis of current market quotations.

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The net asset value per share for each share class is determined by dividing the net assets of the class by the number of outstanding shares of that class.

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       Fair Value Pricing . If market quotations are not readily available or (in the Manager's judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset value is calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that the Board believes would more accurately reflect the security's fair value.

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In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities. It seeks to identify significant events that it believes, in good faith, will affect the market prices of the securities held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's "Valuation Committee." Those determinations may include consideration of recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.

The Fund's use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

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       Pricing Foreign Securities. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market movements, may occur during that time that could potentially affect the values of foreign securities held by the Fund.

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The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in "Sales Charge Waivers" below and in the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.

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A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:

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  any increase in net asset value over the initial purchase price, shares purchased by the reinvestment of dividends or capital gains distributions, or shares eligible for a sales charge waiver (see "Sales Charge Waivers" below).

The Fund redeems shares in the following order:

  shares acquired by the reinvestment of dividends or capital gains distributions, other shares that are not subject to the contingent deferred sales charge, and shares held the longest during the holding period.

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SALES CHARGE WAIVERS. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

  Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
  Exchanges of Shares. There is no sales charge on exchanges of shares except for exchanges of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge.
  Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares or Class B shares that occurred within the previous six months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for the waiver at the time you submit your purchase order.

 In addition, the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information provides detailed information about certain other initial sales charge and contingent deferred sales charge waivers and arrangements. A description of those sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com (follow the hyperlink "Sales Charges & Breakpoints," under the heading "Fund Information") and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.

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How to Buy, Sell and Exchange Shares

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BUYING SHARES. You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

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Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer, or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." to the address on the back cover. If you do not list a dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares and Class A shares are your only purchase option. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. However, if a current investor no longer has a broker-dealer of record for an existing Class B, C lass C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares. If you submit a purchase request to the Distributor without designating the Fund you wish to invest in, your investments will be made in Class A shares of Oppenheimer Money Market Fund, Inc. This policy does not apply to purchases by or for certain retirement plans or accounts. For more information regarding undesignated investments, please call the Transfer Agent at the number on the back cover of this prospectus.

  Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

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SELLING SHARES. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

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Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund's portfolio and the Fund's expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.

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Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

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Options for Receiving Redemption Proceeds:

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  By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
  By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
  By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

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Payment Delays. Payment for redeemed shares is usually made within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within three business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check. Under unusual circumstances, the right to redeem shares or the payment of redemption proceeds may be delayed or suspended as permitted under the Investment Company Act of 1940.

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THE OPPENHEIMERFUNDS EXCHANGE PRIVILEGE. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

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The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase its transaction and administrative costs and/or affect its performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets a portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.

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If large dollar amounts are involved in exchange or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet those transaction requests, and the Fund's brokerage or administrative expenses might be increased. Therefore, the Manager and the Fund's Board have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges or purchase and redemption activity, while addressing the needs of investors who seek liquidity in their investment and the ability to exchange shares as their investment needs change. There is no guarantee that those policies and procedures, described below, will be sufficient to identify and deter all excessive short-term trading.

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Limitations on Frequent Exchanges

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30-Day Hold.  If a direct shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be "blocked" from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be "blocked" from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exc hanges into another fund for a period of 30 calendar days. A shareholder whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner is a "direct shareholder."

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Exceptions to 30-Day Hold

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  Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, until June 1, 2011 all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days. Beginning June 1, 2011, subsequent exchanges from that money market fund into another fund will not be subject to the 30 calendar day block, but will continue to be monitored for excessive activity and the Transfer Agent may limit or refuse any exchange order from a money market fund in its discretion pursuant to the exchange policy of that fund.

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  Dividend Reinvestments and Class B Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

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  Asset Allocation Programs. Investment programs by Oppenheimer "funds of funds" that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.

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  Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
  Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

Limitations on Exchanges in Omnibus Accounts. If you hold your Fund shares through a financial advisor or other firm such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or a trustee of a retirement plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Fund, the Distributor, the Manager and the Transfer Agent encourage those financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund. However, the Transfer Agent may not be able to detect excessive short-term trading activity in accounts maintained in "omnibus" or "street name" form where the underlying beneficial owners are not identified. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.

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Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section "How to Exchange Shares" in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections "Contingent Deferred Sales Charge" and "Sales Charge Waivers" in this prospectus.

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Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:

  Shares of the fund selected for exchange must be available for sale in your state of residence.
  The selected fund must offer the exchange privilege.
  You must meet the minimum purchase requirements for the selected fund.
  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
  Before exchanging into a fund, you should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day's net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either th e fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.

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Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

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OTHER LIMITS ON SHARE TRANSACTIONS. The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase or exchange order.

  Right to Refuse Purchase and Exchange Orders. The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.
  Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in this prospectus. As part of the Transfer Agent's procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its dis cretion, has engaged in such trading activity.

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SUBMITTING SHARE TRANSACTION REQUESTS. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.

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Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

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  Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.

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  Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.

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  Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 15 days of changing the address on an account.

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  Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.

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  Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.

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  Shares for which share certificates have been issued may not be redeemed or exchanged by telephone or on the internet.
  Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.

     The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

Purchases and Redemptions by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

  The Fund's name;
  For existing accounts, the Fund account number (from your account statement);
  For new accounts, a completed account application;
  For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;
  For redemptions, any special payment instructions;
  For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
  For redemptions or exchanges, any share certificates that have been issued (exchanges or redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates);
  For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
  For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
  Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

  You wish to redeem more than $100,000 and receive a check;
  The redemption check is not payable to all shareholders listed on the account statement;
  The redemption check is not sent to the address of record on your account statement;
  Shares are being transferred to a Fund account with a different owner or name; or
  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

  a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
  a U.S. registered dealer or broker in securities, municipal securities or government securities, or a U.S. national securities exchange, a registered securities association or a clearing agency.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has a special agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

INVESTMENT PLANS AND SERVICES

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

  transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
  have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

     AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more info rmation.

Asset Builder Plan. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement the requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without pr ior notice.

Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. The procedures for buying, selling, exchanging and transferring shares, and the account features applicable to other share classes, generally do not apply to Class N shares offered through a group retirement plan. However, the time that transaction requests must be received in order to purchase, redeem or exchange shares at the net asset value calculated on any business day is the same for all share classes. Purchase, redemption, exchange and transfer requests for a group retirement plan must be submitted by the plan administrator, not by plan participants. Retirement plans that hold shares of Oppenheimer funds in an omnibus account for the benefit of plan participants (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares that w ould be subject to a contingent deferred sales charge. Class B shares are not offered to new omnibus group retirement plans. The types of retirement plans that the Distributor offers include:

  Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
  SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
  403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
  401(k) Plans. These are special retirement plans for employees of businesses.
  Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

Retirement Plan Accounts. To open an OppenheimerFunds retirement plan account, please call the Distributor for retirement plan documents, which include applications and important plan information.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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You may also choose to receive your account documents electronically via eDocs Direct. Visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for information and instructions.

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DISTRIBUTION AND SERVICE (12b-1) PLANS

Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares. The plan provides for the Fund to pay the Distributor an asset-based sales charge calculated at an annual rate of 0.25% of the daily net assets of Class A. However, the Fund's Board has currently set that rate at zero. The Fund pays a service fee under the plan calculated at an annual rate of 0.25% of the Class A daily net assets. The Distributor currently uses all of the Class A service fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. Because the service fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment.

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Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class B and Class C shares calculated at an annual rate of 0.75% of the daily net assets of those classes and for Class N shares calculated at 0.25% of the daily net assets of that class. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class B, Class C and Class N shares. Altogether, these fees increase the Class B and Class C shares annual expenses by 1.00% and increase the Class N shares annual expenses by 0.50%, calculated on the daily net assets of the applicab le class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

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     Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class B, Class C or Class N shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

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     Class B Shares: The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B shares asset-based sales charge. However, for ongoing purchases of Class B shares by certain retirement plans, the Distributor may pay the intermediary the asset-based sales charge and service fee during the first year after purchase instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions.

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     Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. For Class C share purchases in certain omnibus group retirement plans or through the OppenheimerFunds Record(k)eeper Pro program, the Distributor pays the intermediary the asset-based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor pays the service fees it receives on those sh ares to the intermediary or to FASCore, LLC for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.

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     Class N Shares: At the time of a Class N share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class N share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. For Class N shares purchased in certain omnibus group retirement plans the Distributor may pay the intermediary the asset-based sales charge and service fee during the first year instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions to these arrangements.

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PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the Distributor, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Manager's and/or the Distributor's own resources and/or assets, including from the revenues or profits derived from the advisory fees the Manager receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Manager or Distributor from their own resources ar e not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

      The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sha ring payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial in termediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Manager, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

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The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

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Dividends, Capital Gains and Taxes

DIVIDENDS AND DISTRIBUTIONS. The Fund intends to declare and pay dividends annually from its net investment income. The Fund may also realize capital gains on the sale of portfolio securities, in which case it may make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.

Dividends and distributions are paid separately for each share class. The dividends and capital gains distributions paid on Class A and Class Y shares will generally be higher than those on Class B, Class C and Class N shares, since those share classes normally have higher expenses than Class A and Class Y shares.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:

  Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
  Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
  Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
  Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

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TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or reinvested in additional shares of the Fund or another Oppenheimer fund, are subject to Federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income and distributions from net long-term capital gains are taxable as long-term capital gains no matter how long you have held your shares. Long-term capital gains of individuals and other non-corporate taxpayers are taxed at a special reduced rate.

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In the case of individuals and other non-corporate taxpayers, for taxable years beginning before 2013, certain dividends (including certain dividends from foreign corporations) are taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends are eligible for the dividends-received deduction. To the extent the Fund's distributions are paid from these types of dividends, and provided certain other fund and shareholder level requirements are satisfied, the Fund's individual and non-corporate shareholders will be eligible to claim the reduced tax rate for the distributions and the Fund's corporate shareholders will be eligible to claim the dividends-received deduction.

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Foreign countries may impose withholding and other taxes on the Fund's dividend and interest income. Provided that at the end of the fiscal year more than 50% of the Fund's assets are invested in stocks and securities of foreign corporations or governments, the Fund may make an election under the Internal Revenue Code allowing shareholders to take a credit or deduction on their Federal income tax returns for the foreign taxes paid by the Fund, subject to applicable limitations. If the Fund makes this election, shareholders must include in their income their share of the foreign taxes paid by the Fund.

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After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

The Fund has qualified and intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to federal income taxes on its income that it distributes to shareholders.

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If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gain) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. For taxable years of the fund beginning before 2012, certain distributions that are reported by the Fund as interest-related dividends or short-term gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from dividends, they will not be eligible for this exemption.

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       By law, your dividends and redemption proceeds will be subject to a backup withholding tax if you are not a corporation and have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

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Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

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Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell or exchange them. Any capital gain is subject to capital gains tax. Your ability to utilize capital losses may be subject to applicable limitations.

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Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

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     This information is only a summary of certain Federal income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

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Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

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Financial Highlights Tables

FINANCIAL HIGHLIGHTS
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Class A Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$24.46	$23.15	$34.21	$30.15	$32.58
Income (loss) from investment operations:
Net investment income (loss)[2]	(.11)	(.03)	.26	.51	.36
Net realized and unrealized gain (loss)	1.66	2.19	(5.63)	5.17	1.67
Total from investment operations	1.55	2.16	(5.37)	5.68	2.03
Dividends and/or distributions to shareholders:
Dividends from net investment income	--	--	(3.43)	(.39)	(.24)
Distributions from net realized gain	--	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	--	(.06)	--	--	--
Total dividends and/or distributions to shareholders	--	(.85)	(5.69)	(1.62)	(4.46)
Net asset value, end of period	$26.01	$24.46	$23.15	$34.21	$30.15

Total Return, at Net Asset Value[3]	6.34%	9.94%	(18.62)%	19.65%	7.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,229,920	$1,340,846	$1,052,971	$1,164,793	$1,146,503
Average net assets (in thousands)	$1,297,058	$1,206,192	$1,166,299	$1,142,058	$1,238,504
Ratios to average net assets:[4]
Net investment income (loss)	(0.44)%	(0.13)%	0.93%	1.61%	1.22%
Total expenses[5]	1.43%	1.48%	1.56%	1.40%	1.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.38%	1.43%	1.52%	1.37%	1.43%
Portfolio turnover rate	58%	117%	135%	51%	66%
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1. October 29, 2010 represents the last business day of the Fund's fiscal year.
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2. Per share amounts calculated based on the average shares outstanding during the period.
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3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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4. Annualized for periods less than one full year.
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5. Total expenses including indirect expenses from affiliated fund were as follows:
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Year Ended October 29, 2010	1.48%
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Year Ended October 31, 2009	1.53%
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Year Ended October 31, 2008	1.60%
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Year Ended October 31, 2007	1.43%
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Year Ended October 31, 2006	1.43%
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Class B Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$23.07	$22.08	$32.82	$28.97	$31.44
Income (loss) from investment operations:
Net investment income (loss)[2]	(.31)	(.23)	.06	.26	.13
Net realized and unrealized gain (loss)	1.56	2.07	(5.39)	4.97	1.62
Total from investment operations	1.25	1.84	(5.33)	5.23	1.75
Dividends and/or distributions to shareholders:
Dividends from net investment income	--	--	(3.15)	(.15)	--
Distributions from net realized gain	--	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	--	(.06)	--	--	--
Total dividends and/or distributions to shareholders	--	(.85)	(5.41)	(1.38)	(4.22)
Net asset value, end of period	$24.32	$23.07	$22.08	$32.82	$28.97

Total Return, at Net Asset Value[3]	5.42%	8.93%	(19.23)%	18.74%	6.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91,209	$107,366	$ 90,923	$136,745	$159,147
Average net assets (in thousands)	$98,421	$ 97,044	$113,810	$146,748	$178,815
Ratios to average net assets:[4]
Net investment income (loss)	(1.34)%	(1.04)%	0.21%	0.84%	0.47%
Total expenses[5]	2.43%	2.49%	2.31%	2.17%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.29%	2.34%	2.27%	2.14%	2.18%
Portfolio turnover rate	58%	117%	135%	51%	66%
1. October 29, 2010 represents the last business day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended October 29, 2010	2.48%
Year Ended October 31, 2009	2.54%
Year Ended October 31, 2008	2.35%
Year Ended October 31, 2007	2.20%
Year Ended October 31, 2006	2.18%


Class C Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$22.99	$21.98	$32.73	$28.91	$31.38
Income (loss) from investment operations:
Net investment income (loss)[2]	(.28)	(.20)	.04	.26	.13
Net realized and unrealized gain (loss)	1.56	2.06	(5.35)	4.96	1.62
Total from investment operations	1.28	1.86	(5.31)	5.22	1.75
Dividends and/or distributions to shareholders:
Dividends from net investment income	--	--	(3.18)	(.17)	--
Distributions from net realized gain	--	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	--	(.06)	--	--	--
Total dividends and/or distributions to shareholders	--	(.85)	(5.44)	(1.40)	(4.22)
Net asset value, end of period	$24.27	$22.99	$21.98	$32.73	$28.91

Total Return, at Net Asset Value[3]	5.57%	9.07%	(19.21)%	18.73%	6.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$247,138	$253,051	$138,331	$140,022	$141,981
Average net assets (in thousands)	$259,581	$194,014	$139,228	$139,758	$154,404
Ratios to average net assets:[4]
Net investment income (loss)	(1.20)%	(0.93)%	0.15%	0.85%	0.47%
Total expenses[5]	2.18%	2.24%	2.32%	2.16%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	2.19%	2.28%	2.13%	2.18%
Portfolio turnover rate	58%	117%	135%	51%	66%
1. October 29, 2010 represents the last business day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended October 29, 2010	2.23%
Year Ended October 31, 2009	2.29%
Year Ended October 31, 2008	2.36%
Year Ended October 31, 2007	2.19%
Year Ended October 31, 2006	2.18%

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Class N Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$23.91	$22.72	$33.68	$29.68	$32.12
Income (loss) from investment operations:
Net investment income (loss)[2]	(.19)	(.12)	.17	.40	.25
Net realized and unrealized gain (loss)	1.62	2.16	(5.54)	5.10	1.66
Total from investment operations	1.43	2.04	(5.37)	5.50	1.91
Dividends and/or distributions to shareholders:
Dividends from net investment income	--	--	(3.33)	(.27)	(.13)
Distributions from net realized gain	--	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	--	(.06)	--	--	--
Total dividends and/or distributions to shareholders	--	(.85)	(5.59)	(1.50)	(4.35)
Net asset value, end of period	$25.34	$23.91	$22.72	$33.68	$29.68

Total Return, at Net Asset Value[3]	5.98%	9.58%	(18.89)%	19.26%	6.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,237	$36,363	$17,858	$22,007	$21,431
Average net assets (in thousands)	$43,184	$25,939	$20,349	$21,086	$24,755
Ratios to average net assets:[4]
Net investment income (loss)	(0.79)%	(0.52)%	0.62%	1.28%	0.87%
Total expenses[5]	1.77%	1.83%	1.90%	1.73%	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.71%	1.77%	1.84%	1.70%	1.77%
Portfolio turnover rate	58%	117%	135%	51%	66%
1. October 29, 2010 represents the last business day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended October 29, 2010	1.82%
Year Ended October 31, 2009	1.88%
Year Ended October 31, 2008	1.94%
Year Ended October 31, 2007	1.76%
Year Ended October 31, 2006	1.77%

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Class Y Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$24.70	$23.30	$34.39	$30.28	$32.70
Income (loss) from investment operations:
Net investment income (loss) [2]	(.04)	.02	.30	.56	.41
Net realized and unrealized gain (loss)	1.69	2.23	(5.65)	5.20	1.69
Total from investment operations	1.65	2.25	(5.35)	5.76	2.10
Dividends and/or distributions to shareholders:
Dividends from net investment income	--	--	(3.48)	(.42)	(.30)
Distributions from net realized gain	--	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	--	(.06)	--	--	--
Total dividends and/or distributions to shareholders	--	(.85)	(5.74)	(1.65)	(4.52)
Net asset value, end of period	$26.35	$24.70	$23.30	$34.39	$30.28

Total Return, at Net Asset Value[3]	6.68%	10.27%	(18.45)%	19.85%	7.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,445	$37,726	$18,693	$14,784	$17,806
Average net assets (in thousands)	$50,667	$32,544	$17,505	$15,189	$23,687
Ratios to average net assets:[4]
Net investment income (loss)	(0.14)%	0.10%	1.08%	1.77%	1.39%
Total expenses[5]	1.11%	1.18%	1.35%	1.25%	1.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.06%	1.13%	1.31%	1.21%	1.23%
Portfolio turnover rate	58%	117%	135%	51%	66%
1. October 29, 2010 represents the last business day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended October 29, 2010	1.16%
Year Ended October 31, 2009	1.23%
Year Ended October 31, 2008	1.39%
Year Ended October 31, 2007	1.28%
Year Ended October 31, 2006	1.24%

INFORMATION AND SERVICES


STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (it is legally part of this prospectus).
ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Annual and Semi-Annual Reports provide additional information about the Fund's investments and performance. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

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Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

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No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


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SP0236.001.0211


Oppenheimer Small- & Mid- Cap Value Fund

NYSE Ticker Symbols
Class A	QVSCX
Class B	QSCBX
Class C	QSCCX
Class N	QSCNX
Class Y	QSCYX

Prospectus dated February 28, 2011
Oppenheimer Small- & Mid- Cap Value Fund is a mutual fund that seeks capital appreciation. It emphasizes investments in common stocks and other equity securities of "small- and mid- cap" companies.
This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Small- & Mid- Cap Value Fund

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To Summary Prospectus

THE FUND SUMMARY


Investment Objective. The Fund seeks capital appreciation.


Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 54 and "Appendix A" in the Fund's Statement of Additional Information.

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Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	5%	1%	1%	None


Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class N	Class Y
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	1.00%	0.50%	None
Other Expenses	0.40%	0.66%	0.42%	0.47%	0.26%
Total Annual Fund Operating Expenses	1.29%	2.31%	2.07%	1.62%	0.91%
Fee Waiver and Expense Reimbursement*	(0.01%)	(0.24%)	(0.03%)	(0.10%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.28%	2.07%	2.04%	1.52%	0.90%

* The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. That expense limitation may be amended or withdrawn after one year from the date of this prospectus.



Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:



If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$699	$962	$1,245	$2,050	$699	$962	$1,245	$2,050
Class B	$712	$1,006	$1,427	$2,155	$212	$706	$1,227	$2,155
Class C	$309	$652	$1,122	$2,422	$209	$652	$1,122	$2,422
Class N	$256	$505	$879	$1,929	$156	$505	$879	$1,929
Class Y	$92	$290	$505	$1,124	$92	$290	$505	$1,124
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

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Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that have a market capitalization up to $13 billion. That range includes both small- and mid-cap stocks. The Fund has no fixed ratio for the percentage of small-cap and mid-cap stocks required to be held in its portfolio. Under normal market conditions the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap and mid-cap issuers.
     The Fund primarily invests in U.S. companies but may also purchase securities of issuers in any country, including developed and emerging market countries. While the Fund has no limits on the percentage of its assets it can invest in foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities and generally limits investments in emerging m arkets to not more than 5% of its total assets. The Fund emphasizes securities that the portfolio manager believes are undervalued.
     In selecting investments for the Fund, the portfolio manager looks for stocks of small- and mid-cap companies that he believes have been undervalued by the market. A security may be undervalued because the market is not aware of the issuer's intrinsic value, does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth. The portfolio manager uses a "bottom up" approach to select securities one at a time before considering industry trends. Those companies may have a low ratio of their stock price to earnings, for example. The portfolio manager also analyzes factors such as a company's book value, sales, earnings, gro wth potential and cash flows. After considering these criteria, the portfolio manager may also look at broader industry and economic trends that could affect the growth potential of particular small- and mid-cap stocks. The portfolio manager currently focuses on companies with the following characteristics, which may vary in particular cases and may change over time:

  Favorable supply/demand conditions for key products
  Development of new products or businesses
  Quality of management
  Competitive position in the marketplace
  Effective allocation of capital

The Fund may sell securities that the portfolio manager believes no longer meet the above criteria, but is not required to do so.

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Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.


Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

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The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.


     At times, the Fund may emphasize investments in a particular industry or market sector. To the extent that it increases its emphasis on a particular industry or sector, the value of its investments may fluctuate more in response to events (such as changes in economic conditions, government regulations, or the availability of basic resources or supplies) that affect that particular industry or sector more than others.


Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.


Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

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     The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies.


       Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.


Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic facto rs. These risks may be greater for investments in developing or emerging market countries.


Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for funds emphasizing small- and mid-cap stock investments. Since the Fund does not seek current income and its income from investments will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/investors/overview/SmallMidCapValueFund



Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.11% (2nd qtr 09) and the lowest return was -31.17% (4th qtr 08). For the period from January 1, 2010 to December 31, 2010 the cumulative return before sales charges and taxes was 20.54%


The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns for the periods ended December 31, 2010
	1 Year	5 Years	10 Years (or life of class, if less)
Class A Shares (inception 1/3/89)
Return Before Taxes	13.61%	1.16%	8.33%
Return After Taxes on Distributions	13.61%	0.47%	7.39%
Return After Taxes on Distributions and Sale of Fund Shares	8.85%	0.78%	6.96%
Class B Shares (inception 9/1/93)	14.63%	1.20%	8.49%
Class C Shares (inception 9/1/93)	18.61%	1.58%	8.17%
Class N Shares (inception 3/1/01)	19.26%	2.05%	8.70%
Class Y Shares (inception 10/24/05)	20.98%	2.77%	3.59%
Russell 2000® Index	26.85%	4.47%	6.33%
(reflects no deduction for fees, expenses or taxes)			6.63% [1]
			5.19%[2]
Russell 2500® Index	26.71%	4.86%	6.98%
(reflects no deduction for fees, expenses or taxes)			7.47% [1]
			5.70%[2]
Russell 2500® Value Index	24.82%	3.85%	8.53%
(reflects no deduction for fees, expenses or taxes)			8.62% [1]
			4.51%[2]

1.  From 2-28-01
2.  From 10-31-05


Investment Adviser. OppenheimerFunds, Inc. is the Fund's investment adviser (the "Manager").

Portfolio Manager. John Damian has been portfolio manager of the Fund since October 2001 and Vice President of the Fund since December 2001.


Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.


Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.



Taxes. If your shares are not held in a tax-deferred account, Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes.

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Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Manager, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE ABOUT THE FUND

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About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

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THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RISKS. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.

Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain debt securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.

Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall.

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A convertible security can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered "equity equivalents" because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non?convertible debt securities. Convertible debt securities are subject to credit and interest rate risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise the values of already-issued debt secuirties generally fall, and they may be worth less than the amount the Fund paid for them. However, credit ratings of convertible securities that are considered to be equity equivalents generally have less impact on the value of the securities than they do for non-convertible debt securities.

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Cyclical Opportunities. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of the Fund's investment could fall.

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Foreign Investing. The Fund can buy foreign securities that are listed on a domestic or foreign stock exchange, traded in domestic or foreign over-the-counter markets, or that are represented by American Depository Receipts (ADRs). The Fund also can invest in emerging markets, which have greater risks than developed markets. The Fund will hold foreign currency only in connection with buying and selling foreign securities.

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       Special Risks of Developing and Emerging Markets.  Developing or emerging market countries generally have less developed securities markets or exchanges. Securities of issuers in developing or emerging market countries may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in countries with more mature markets. Settlements of trades may be subject to greater delays so that the proceeds of a sale of a security may not be received on a timely basis. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Developing or emerging market countries may have less developed legal and accounting systems, and investments in those countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of company asse ts, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Their governments may also be more unstable than the governments of more developed countries. The value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

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Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in securities traded in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Manager and the Board believe to be their fair value, may help deter thos e activities.

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OTHER INVESTMENT STRATEGIES AND RISKS. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

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Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual issuers by diversifying its investments across a broad number of different companies. The Fund will not concentrate more than 25% of its total assets in issuers in any one industry. At times, however, the Fund may emphasize investments in some industries more than others.

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Debt Securities. The Fund may invest in debt securities, including: U.S. Government securities and corporate bonds and debentures.

Debt securities may be subject to the following risks:

  Interest Rate Risk. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change.

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       "Zero-coupon" or "stripped" securities may be particularly sensitive to interest rate changes.  Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

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  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. Government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

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  Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, the issuer will repay the security prior to the security's expected maturity, or with respect to certain fixed-income securities, that borrowers will repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

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  Extension Risk. If interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

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Credit Quality.  The Fund may invest in securities that are rated or unrated. "Investment-grade" securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's or unrated securities judged by the Manager to be of comparable quality. "Lower-grade" securities are those that are rated below those categories, which are also referred to as "junk bonds." While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's are considered "investment-grade," they may also have some speculative characteristics.

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Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer's ability to make scheduled payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting issuers as well. The ratings definitions of the principal ratings organizations are included in Appendix B to the Fund's Statement of Additional Information.

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The Fund can invest up to 5% of its total assets in below investment-grade debt securities. These debt securities are commonly known as "junk bonds."

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Investing in Small, Unseasoned Companies. The Fund may invest in the securities of small, unseasoned companies that have been in operation for less than three years. In addition to the risks of other small-sized issuers, the price of the securities of these companies may be particularly volatile, especially in the short term, and may have very limited liquidity. Securities of smaller, newer companies are also subject to greater risks of default than those of larger, more established issuers.

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The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies.

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Derivative Investments. The Fund can invest in a number of different types of "derivative" instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency.  Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.

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The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.

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     Options, futures, and forward contracts are some of the derivatives that the Fund may use. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.

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Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund's portfolio. At times, however, a hedging instrument's value might not be correlated with the investment it is intended to hedge, and the hedge might be unsuccessful. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce its return or create a loss.

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 Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform the way the Manager expects it to. The Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result, the Fund could realize little or no income or lose principal from the investment, or a hedge might be unsuccessful. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment.

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Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.

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     The Fund will not invest more than 15% of its net assets in illiquid securities.  The Manager monitors the Fund's holdings of illiquid securities on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.

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Conflicts of Interest. The investment activities of the Manager and its affiliates in regard to other funds and accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possi bly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the Manager; however, such policies and procedures may also limit the Fund's investment activities and affect its performance.

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Investments by "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds," which may invest significant portions of their assets in shares of the Fund. From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class Y shares. The Oppenheimer funds of funds typically use asset allocation strategies that may increase or reduce the amount of their investment in the Fund frequently, possibly on a daily basis during volatile market conditions. If the size of those purchases or redemptions were significant relative to the size of the Fund's assets, the Fund might be required to purchase or sell portfolio securities, which could increase its transaction costs and reduce the performance of all of its share classes. A decline in the Fund's assets due to large redemptions could also cause the Fund's operating expenses to increase. Further discussion of the possible effects of frequent trading in the Fund's shares is included in the section "Limitations on Frequent Exchanges" in this prospectus.

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Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in Class E shares of Oppenheimer Institutional Money Market Fund to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund, rather than purchasing individual short-term investments, to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Fund cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

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Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally, the Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market instruments in which Oppenheimer Institutional Money Market Fund invests or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover.   A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

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CHANGES TO THE FUND'S INVESTMENT POLICIES. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares, however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. Shareholders will receive 60 days advance notice of any change in the 80% investment policy described in "Principal Investment Strategies." The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

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PORTFOLIO HOLDINGS.   The Fund's portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund's first and third fiscal quarters. Therefore, the Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website no sooner than 30 days after the end of each calendar month.

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A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

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The Manager has been an investment adviser since 1960. The Manager managed funds with approximately 6 million shareholder accounts as of December 31, 2010. The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

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Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.80% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million, 0.60% of the next $1.2 billion, 0.58% of the next $4.0 billion, and 0.56% of average annual net assets in excess of $6.0 billion. The Fund's management fee for the fiscal year ended October 31, 2010 was 0.65% of average annual net assets of each class of shares.

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  The Transfer Agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. That expense limitation may be amended or withdrawn after one year from the date of this prospectus. The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. That expense limitation may be amended or withdrawn at any time. During the fiscal year ended October 31, 2010, this amount did not exceed 0.01% of average annual net assets per class and therefore is not reflected in the Annual Fund Operating Expenses table shown earlier in this prospectus. After all waivers and reimbursements, the actual total annual operating expenses for the fiscal year ended October 31, 2010 were the same as those shown in th e Annual Fund Operating Expenses table earlier in this prospectus. The Fund's management fee and other annual operating expenses may vary in future years.

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A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract with the Manager is available in the Fund's Annual Report to shareholders for the fiscal year ended October 31, 2010.

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Portfolio Manager. The Fund's portfolio is managed by John Damian who is primarily responsible for the day-to-day management of the Fund's investments. Mr. Damian has been a portfolio manager of the Fund since October 2001 and a Vice President of the Fund since December 2001.

     Mr. Damian has been Director of Value Equities and Senior Vice President of the Manager since February 2007. He was a Vice President of the Manager from September 2001 to February 2007. He was a Senior Analyst/Director for Citigroup Asset Management from November 1999 to September 2001. Mr. Damian is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

MORE ABOUT YOUR ACCOUNT

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About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisors, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee programs or college and retirement savings programs.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans or if you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in "About Class A Shares" below.
Class B Shares. If you buy Class B shares, you will pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge (distribution fee) over a period of approximately six years. If you sell your shares within six years after buying them, you will normally pay a contingent deferred sales charge. The amount of the contingent deferred sales charge varies depending on how long you own your shares, as described in "About Class B Shares" below.
Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "About Class C Shares" below.
Class N Shares. Class N shares are available only through certain retirement plans. If you buy Class N shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 18 months after the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "About Class N Shares" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. See "About Class Y Shares" below.

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Certain sales charge waivers may apply to purchases or redemptions of Class A, Class B, Class C or Class N shares. More information about those waivers is available in the Fund's Statement of Additional Information, or by clicking on the hyperlink "Sales Charges & Breakpoints" under the heading "Fund Information" on the OppenheimerFunds website at "www.oppenheimerfunds.com."

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WHAT IS THE MINIMUM INVESTMENT? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. The minimum additional investment requirement does not apply to reinvested dividends from the Fund or from other Oppenheimer funds or to omnibus account purchases. A $25 minimum applies to additional investments through an Asset Builder Plan, an Automatic Exchange Plan or a government allotment plan established before November 1, 2002. Reduced initial minimums are available in certain circumstances, including under the following investment plans:

  For most types of retirement accounts that OppenheimerFunds offers, the minimum initial investment is $500.
  For certain retirement accounts that have automatic investments through salary deduction plans, there is no minimum initial investment.
  For an Asset Builder Plan or Automatic Exchange Plan or a government allotment plan, the minimum initial investment is $500.
  For certain fee-based programs that have an agreement with the Distributor, a minimum initial investment of $250 applies.

Minimum Account Balance. A $12 annual "minimum balance fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed. Small accounts may be involuntarily redeemed by the Fund if the value has fallen below $500 for reasons other than a decline in the market value of the shares.

Choosing a Share Class

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Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund's operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, the net asset value and the dividends of Class B, Class C, and Class N shares will be reduced by additional expenses borne by those classes, such as the asset-based sales charge.

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     Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the asset-based sales charges on Class B, Class C, or Class N shares. For retirement plans that qualify to purchase Class N shares, Class N will generally be the most advantageous share class. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

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     The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

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  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, if you do not plan to hold your shares for six years or more), you should consider investing in Class C shares. That is because of the effect of the initial sales charge on Class A shares or the Class B contingent deferred sales charge if you redeem within six years.
  Investing for the Longer Term. If you are investing less than $100,000 for the longer term and do not expect to need access to your money for six years or more, Class B shares may be appropriate.
  Amount of Your Investment. Your choice will also depend on how much you plan to invest. For shorter-term investments of less than $100,000, Class C shares might be the appropriate choice because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares you redeem after holding them for one year or more. However, if you plan to invest more than $100,000, and as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because over time the ongoing asset-based sales charge on Class C shares will have a greater impact on your account than the reduced front-end sales charge available for Class A share purchases of $100,000 or more. If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold you r shares.

     The Distributor normally will not accept purchase orders from a single investor for more than $100,000 of Class B shares or for $1 million or more of Class C shares. Dealers or other financial intermediaries are responsible for determining the suitability of a particular share class for an investor.

Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

How Do Share Classes Affect Payments to Your Financial Intermediary? The Class B, Class C, and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Manager or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

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ABOUT CLASS A SHARES. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the Statement of Additional Information.

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The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.

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Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $25,000	5.75%	6.10%	4.75%
$25,000 or more but less than $50,000	5.50%	5.82%	4.75%
$50,000 or more but less than $100,000	4.75%	4.99%	4.00%
$100,000 or more but less than $250,000	3.75%	3.90%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.60%
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Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Class A Sales Charges. Under a "Right of Accumulation" or a "Letter of Intent" you may be eligible to buy Class A shares of the Fund at the reduced sales charge rates that would apply to a larger purchase. The Fund reserves the right to modify or to cease offering these programs at any time.

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  Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of shares that you and your spouse currently own, and other purchases that you are currently making, to the value of your Class A share purchase of the Fund. You may count Class A, Class B and Class C shares of the Fund and other Oppenheimer funds and Class A, Class B, Class C, Class G and Class H units in adviser sold Section 529 plans, for which the Manager or the Distributor serves as the "Program Manager" or "Program Distributor." The Distributor or the financial intermediary through which you are buying shares will determine the value of the shares you currently own based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, the Distributor will only take into consideration the value of shares owned as of December 31, 2007 and any shares purchased subsequently. The value of any shares that you have redeemed and the value of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in:
    your individual accounts (including IRAs, 403(b) plans and eligible 529 plans), your joint accounts with your spouse,
    accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.

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A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).

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If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

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To count shares held in accounts at other firms, you may be requested to provide the Distributor or your current financial intermediary with a copy of account statements showing your current holdings of the Fund, other eligible Oppenheimer funds or qualifying 529 plans. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.

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  Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G or Class H unit purchases in adviser sold Section 529 plans, for which the Manager or Distributor serves as the Program Manager or Program Distributor, over a 13-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify the Distributor or your financial intermediary of any qualifying 529 plan purchases or purchases through other financial intermediaries.

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Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for satisfying the terms of a Letter.

Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares – Letters of Intent" in the Fund's Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.

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Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of one or more of the Oppenheimer funds totaling $1 million or more, those Class A shares may be subject to a 1.0% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month in which they were purchased (except for shares purchased in certain retirement plans, as described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption.

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The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.

Class A Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $1 million or more in plan assets or by certain retirement plans or platforms offered through financial intermediaries or other service providers.

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In addition, there is no contingent deferred sales charge on redemptions of certain Class A retirement plan shares offered through financial intermediaries or other service providers. There is no contingent deferred sales charge on redemptions of Class A group retirement plan shares except for shares of certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Shares purchased in grandfathered retirement plans are subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase.

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The Distributor does not pay a concession on Class A retirement plan purchases except on purchases by grandfathered retirement plans and plans that have $5 million or more in plan assets. The concession for grandfathered retirement plan purchases is 0.25%. For purchases of Class A shares by retirement plans that have $5 million or more in plan assets (within the first six months from the time the account was established), the Distributor may pay financial intermediaries concessions equal to 0.25% of the purchase price from its own resources at the time of sale. Those payments are subject to certain exceptions described in "Retirement Plans" in the Statement of Additional Information.

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ABOUT CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge will be deducted from the redemption proceeds. Class B shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class B contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class B shares.

The amount of the Class B contingent deferred sales charge will depend on the number of years since you invested, according to the following schedule:

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Years since Beginning of Month in Which Purchase Order was Accepted	Contingent Deferred Sales Charge on Redemptions in That Year (As % of Amount Subject to Charge)
0-1	5.0%
1-2	4.0%
2-3	3.0%
3-4	3.0%
4-5	2.0%
5-6	1.0%
More than 6	None
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In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares six years (72 months) after you purchase them. This conversion eliminates the Class B asset-based sales charge, however, the shares will be subject to the ongoing Class A fees and expenses. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert to Class A shares, all other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

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ABOUT CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.

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ABOUT CLASS N SHARES. Class N shares are offered to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Oppenheimer funds Class N shares or to group retirement plans (which do not include IRAs and 403(b) plans) held in omnibus accounts that have assets of $500,000 or more or have 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances in which Class N shares are available for purchase.

Class N shares are sold at net asset value without an initial sales charge. Class N shares are subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.25%. A contingent deferred sales charge of 1.00% will be imposed on the redemption of Class N shares, if:

  The group retirement plan is terminated, or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan, and the Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund; or
  Class N shares are redeemed within 18 months after an IRA or 403(b) plan's first purchase of Class N shares of any Oppenheimer fund.

Retirement plans that offer Class N shares may impose charges on plan participant accounts. For more information about buying and selling shares through a retirement plan, see the section "Investment Plans and Services - Retirement Plans" below.

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ABOUT CLASS Y SHARES. Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

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An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

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Present and former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund.

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The Price of Fund Shares

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Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

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Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (NYSE), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.

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The Fund determines the net assets of each class of shares by subtracting the class-specific expenses and the amount of the Fund's liabilities attributable to the share class from the value of the securities and other assets attributable to the share class. The Fund's "other assets" might include, for example, cash and interest or dividends from its portfolio securities that have been accrued but not yet collected. The Fund's securities are valued primarily on the basis of current market quotations.

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The net asset value per share for each share class is determined by dividing the net assets of the class by the number of outstanding shares of that class.

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       Fair Value Pricing . If market quotations are not readily available or (in the Manager's judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset value is calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that the Board believes would more accurately reflect the security's fair value.

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In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities. It seeks to identify significant events that it believes, in good faith, will affect the market prices of the securities held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's "Valuation Committee." Those determinations may include consideration of recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.

The Fund's use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

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       Pricing Foreign Securities. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market movements, may occur during that time that could potentially affect the values of foreign securities held by the Fund.

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The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in "Sales Charge Waivers" below and in the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.

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A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:

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  any increase in net asset value over the initial purchase price, shares purchased by the reinvestment of dividends or capital gains distributions, or shares eligible for a sales charge waiver (see "Sales Charge Waivers" below).

The Fund redeems shares in the following order:

  shares acquired by the reinvestment of dividends or capital gains distributions, other shares that are not subject to the contingent deferred sales charge, and shares held the longest during the holding period.

 You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding period will carry over to the shares you acquire, even if the new fund has a different holding period.

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SALES CHARGE WAIVERS. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

  Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
  Exchanges of Shares. There is no sales charge on exchanges of shares except for exchanges of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge.
  Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares or Class B shares that occurred within the previous six months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for the waiver at the time you submit your purchase order.

 In addition, the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information provides detailed information about certain other initial sales charge and contingent deferred sales charge waivers and arrangements. A description of those sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com (follow the hyperlink "Sales Charges & Breakpoints," under the heading "Fund Information") and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.

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How to Buy, Sell and Exchange Shares

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BUYING SHARES. You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

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Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer, or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." to the address on the back cover. If you do not list a dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares and Class A shares are your only purchase option. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. However, if a current investor no longer has a broker-dealer of record for an existing Class B, C lass C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares. If you submit a purchase request to the Distributor without designating the Fund you wish to invest in, your investments will be made in Class A shares of Oppenheimer Money Market Fund, Inc. This policy does not apply to purchases by or for certain retirement plans or accounts. For more information regarding undesignated investments, please call the Transfer Agent at the number on the back cover of this prospectus.

  Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

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SELLING SHARES. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

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Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund's portfolio and the Fund's expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.

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Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

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Options for Receiving Redemption Proceeds:

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  By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
  By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
  By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

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Payment Delays. Payment for redeemed shares is usually made within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within three business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check. Under unusual circumstances, the right to redeem shares or the payment of redemption proceeds may be delayed or suspended as permitted under the Investment Company Act of 1940.

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THE OPPENHEIMERFUNDS EXCHANGE PRIVILEGE. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

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The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase its transaction and administrative costs and/or affect its performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets a portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.

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If large dollar amounts are involved in exchange or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet those transaction requests, and the Fund's brokerage or administrative expenses might be increased. Therefore, the Manager and the Fund's Board have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges or purchase and redemption activity, while addressing the needs of investors who seek liquidity in their investment and the ability to exchange shares as their investment needs change. There is no guarantee that those policies and procedures, described below, will be sufficient to identify and deter all excessive short-term trading.

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Limitations on Frequent Exchanges

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30-Day Hold.  If a direct shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be "blocked" from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be "blocked" from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exc hanges into another fund for a period of 30 calendar days. A shareholder whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner is a "direct shareholder."

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Exceptions to 30-Day Hold

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  Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, until June 1, 2011 all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days. Beginning June 1, 2011, subsequent exchanges from that money market fund into another fund will not be subject to the 30 calendar day block, but will continue to be monitored for excessive activity and the Transfer Agent may limit or refuse any exchange order from a money market fund in its discretion pursuant to the exchange policy of that fund.

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  Dividend Reinvestments and Class B Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

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  Asset Allocation Programs. Investment programs by Oppenheimer "funds of funds" that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.

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  Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
  Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

Limitations on Exchanges in Omnibus Accounts. If you hold your Fund shares through a financial advisor or other firm such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or a trustee of a retirement plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Fund, the Distributor, the Manager and the Transfer Agent encourage those financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund. However, the Transfer Agent may not be able to detect excessive short-term trading activity in accounts maintained in "omnibus" or "street name" form where the underlying beneficial owners are not identified. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.

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Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section "How to Exchange Shares" in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections "Contingent Deferred Sales Charge" and "Sales Charge Waivers" in this prospectus.

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Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:

  Shares of the fund selected for exchange must be available for sale in your state of residence.
  The selected fund must offer the exchange privilege.
  You must meet the minimum purchase requirements for the selected fund.
  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
  Before exchanging into a fund, you should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day's net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either th e fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.

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Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

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OTHER LIMITS ON SHARE TRANSACTIONS. The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase or exchange order.

  Right to Refuse Purchase and Exchange Orders. The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.
  Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in this prospectus. As part of the Transfer Agent's procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its dis cretion, has engaged in such trading activity.

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SUBMITTING SHARE TRANSACTION REQUESTS. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.

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Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

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  Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.

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  Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.

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  Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 15 days of changing the address on an account.

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  Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.

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  Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.

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  Shares for which share certificates have been issued may not be redeemed or exchanged by telephone or on the internet.
  Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.

     The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

Purchases and Redemptions by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

  The Fund's name;
  For existing accounts, the Fund account number (from your account statement);
  For new accounts, a completed account application;
  For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;
  For redemptions, any special payment instructions;
  For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
  For redemptions or exchanges, any share certificates that have been issued (exchanges or redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates);
  For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
  For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
  Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

  You wish to redeem more than $100,000 and receive a check;
  The redemption check is not payable to all shareholders listed on the account statement;
  The redemption check is not sent to the address of record on your account statement;
  Shares are being transferred to a Fund account with a different owner or name; or
  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

  a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
  a U.S. registered dealer or broker in securities, municipal securities or government securities, or a U.S. national securities exchange, a registered securities association or a clearing agency.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has a special agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

INVESTMENT PLANS AND SERVICES

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

  transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
  have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

     AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more info rmation.

Asset Builder Plan. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement the requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without pr ior notice.

Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. The procedures for buying, selling, exchanging and transferring shares, and the account features applicable to other share classes, generally do not apply to Class N shares offered through a group retirement plan. However, the time that transaction requests must be received in order to purchase, redeem or exchange shares at the net asset value calculated on any business day is the same for all share classes. Purchase, redemption, exchange and transfer requests for a group retirement plan must be submitted by the plan administrator, not by plan participants. Retirement plans that hold shares of Oppenheimer funds in an omnibus account for the benefit of plan participants (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares that w ould be subject to a contingent deferred sales charge. Class B shares are not offered to new omnibus group retirement plans. The types of retirement plans that the Distributor offers include:

  Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
  SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
  403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
  401(k) Plans. These are special retirement plans for employees of businesses.
  Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

Retirement Plan Accounts. To open an OppenheimerFunds retirement plan account, please call the Distributor for retirement plan documents, which include applications and important plan information.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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You may also choose to receive your account documents electronically via eDocs Direct. Visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for information and instructions.

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DISTRIBUTION AND SERVICE (12b-1) PLANS

Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares. The plan provides for the Fund to pay the Distributor an asset-based sales charge calculated at an annual rate of 0.25% of the daily net assets of Class A. However, the Fund's Board has currently set that rate at zero. The Fund pays a service fee under the plan calculated at an annual rate of 0.25% of the Class A daily net assets. The Distributor currently uses all of the Class A service fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. Because the service fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment.

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Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class B and Class C shares calculated at an annual rate of 0.75% of the daily net assets of those classes and for Class N shares calculated at 0.25% of the daily net assets of that class. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class B, Class C and Class N shares. Altogether, these fees increase the Class B and Class C shares annual expenses by 1.00% and increase the Class N shares annual expenses by 0.50%, calculated on the daily net assets of the applicab le class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

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     Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class B, Class C or Class N shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

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     Class B Shares: The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B shares asset-based sales charge. However, for ongoing purchases of Class B shares by certain retirement plans, the Distributor may pay the intermediary the asset-based sales charge and service fee during the first year after purchase instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions.

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     Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. For Class C share purchases in certain omnibus group retirement plans or through the OppenheimerFunds Record(k)eeper Pro program, the Distributor pays the intermediary the asset-based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor pays the service fees it receives on those sh ares to the intermediary or to FASCore, LLC for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.

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     Class N Shares: At the time of a Class N share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class N share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. For Class N shares purchased in certain omnibus group retirement plans the Distributor may pay the intermediary the asset-based sales charge and service fee during the first year instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions to these arrangements.

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PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the Distributor, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Manager's and/or the Distributor's own resources and/or assets, including from the revenues or profits derived from the advisory fees the Manager receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Manager or Distributor from their own resources ar e not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

      The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sha ring payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial in termediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Manager, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

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The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

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Dividends, Capital Gains and Taxes

DIVIDENDS AND DISTRIBUTIONS. The Fund intends to declare and pay dividends annually from its net investment income. The Fund may also realize capital gains on the sale of portfolio securities, in which case it may make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.

Dividends and distributions are paid separately for each share class. The dividends and capital gains distributions paid on Class A and Class Y shares will generally be higher than those on Class B, Class C and Class N shares, since those share classes normally have higher expenses than Class A and Class Y shares.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:

  Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
  Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
  Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
  Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

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TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or reinvested in additional shares of the Fund or another Oppenheimer fund, are subject to Federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income and distributions from net long-term capital gains are taxable as long-term capital gains no matter how long you have held your shares. Long-term capital gains of individuals and other non-corporate taxpayers are taxed at a special reduced rate.

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In the case of individuals and other non-corporate taxpayers, for taxable years beginning before 2013, certain dividends (including certain dividends from foreign corporations) are taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends are eligible for the dividends-received deduction. To the extent the Fund's distributions are paid from these types of dividends, and provided certain other fund and shareholder level requirements are satisfied, the Fund's individual and non-corporate shareholders will be eligible to claim the reduced tax rate for the distributions and the Fund's corporate shareholders will be eligible to claim the dividends-received deduction.

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Foreign countries may impose withholding and other taxes on the Fund's dividend and interest income. Provided that at the end of the fiscal year more than 50% of the Fund's assets are invested in stocks and securities of foreign corporations or governments, the Fund may make an election under the Internal Revenue Code allowing shareholders to take a credit or deduction on their Federal income tax returns for the foreign taxes paid by the Fund, subject to applicable limitations. If the Fund makes this election, shareholders must include in their income their share of the foreign taxes paid by the Fund.

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After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

The Fund has qualified and intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to federal income taxes on its income that it distributes to shareholders.

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If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gain) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. For taxable years of the fund beginning before 2012, certain distributions that are reported by the Fund as interest-related dividends or short-term gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from dividends, they will not be eligible for this exemption.

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       By law, your dividends and redemption proceeds will be subject to a backup withholding tax if you are not a corporation and have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

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Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

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Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell or exchange them. Any capital gain is subject to capital gains tax. Your ability to utilize capital losses may be subject to applicable limitations.

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Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

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     This information is only a summary of certain Federal income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

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Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

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Financial Highlights Tables

FINANCIAL HIGHLIGHTS
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Class A Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$24.35	$19.90	$42.78	$36.95	$33.08
Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	.03	.02	(.08)	.05
Net realized and unrealized gain (loss)	5.12	4.43	(19.19)	7.97	5.69
Total from investment operations	5.09	4.46	(19.17)	7.89	5.74
Dividends and/or distributions to shareholders:
Distributions from net realized gain	--	--	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	--	(.01)	--	--	--
Total dividends and/or distributions to shareholders	--	(.01)	(3.71)	(2.06)	(1.87)
Net asset value, end of period	$29.44	$24.35	$19.90	$42.78	$36.95

Total Return, at Net Asset Value[3]	20.90%	22.43%	(48.93)%	22.18%	18.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,573,085	$1,604,830	$1,476,752	$3,530,371	$2,343,715
Average net assets (in thousands)	$1,642,391	$1,421,837	$2,688,839	$3,150,544	$1,884,099
Ratios to average net assets:[4]
Net investment income (loss)	(0.13)%	0.13%	0.06%	(0.19)%	0.13%
Total expenses[5]	1.29%	1.46%	1.16%	1.08%	1.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.32%	1.16%	1.08%	1.14%
Portfolio turnover rate	71%	99%	94%	115%	136%
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1. October 29, 2010 represents the last day of the Fund's fiscal year.
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2. Per share amounts calculated based on the average shares outstanding during the period.
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3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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4. Annualized for periods less than one full year.
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5. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended October 29, 2010	1.29%
Year Ended October 31, 2009	1.47%
Year Ended October 31, 2008	1.16%
Year Ended October 31, 2007	1.08%
Year Ended October 31, 2006	1.14%


Class B Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$21.08	$17.37	$38.10	$33.38	$30.29
Income (loss) from investment operations:
Net investment loss[2]	(.22)	(.12)	(.22)	(.36)	(.22)
Net realized and unrealized gain (loss)	4.43	3.84	(16.80)	7.14	5.18
Total from investment operations	4.21	3.72	(17.02)	6.78	4.96
Dividends and/or distributions to shareholders:
Distributions from net realized gain	--	--	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	--	(.01)	--	--	--
Total dividends and/or distributions to shareholders	--	(.01)	(3.71)	(2.06)	(1.87)
Net asset value, end of period	$25.29	$21.08	$17.37	$38.10	$33.38

Total Return, at Net Asset Value[3]	19.97%	21.44%	(49.34)%	21.18%	17.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$123,847	$135,576	$132,365	$367,688	$327,908
Average net assets (in thousands)	$131,255	$123,578	$256,533	$370,633	$307,618
Ratios to average net assets:[4]
Net investment loss	(0.91)%	(0.67)%	(0.75)%	(1.00)%	(0.71)%
Total expenses[5]	2.31%	2.49%	1.96%	1.90%	1.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.07%	2.13%	1.96%	1.90%	1.97%
Portfolio turnover rate	71%	99%	94%	115%	136%
1. October 29, 2010 represents the last day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended October 29, 2010	2.31%
Year Ended October 31, 2009	2.50%
Year Ended October 31, 2008	1.96%
Year Ended October 31, 2007	1.90%
Year Ended October 31, 2006	1.97%


Class C Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$21.10	$17.38	$38.10	$33.36	$30.25
Income (loss) from investment operations:
Net investment loss[2]	(.21)	(.11)	(.20)	(.34)	(.20)
Net realized and unrealized gain (loss)	4.43	3.84	(16.81)	7.14	5.18
Total from investment operations	4.22	3.73	(17.01)	6.80	4.98
Dividends and/or distributions to shareholders:
Distributions from net realized gain	--	--	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	--	(.01)	--	--	--
Total dividends and/or distributions to shareholders	--	(.01)	(3.71)	(2.06)	(1.87)
Net asset value, end of period	$25.32	$21.10	$17.38	$38.10	$33.36

Total Return, at Net Asset Value[3]	20.00%	21.48%	(49.30)%	21.25%	17.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$334,710	$322,950	$318,189	$812,430	$542,273
Average net assets (in thousands)	$336,938	$291,243	$598,093	$725,723	$429,214
Ratios to average net assets:[4]
Net investment loss	(0.89)%	(0.62)%	(0.70)%	(0.95)%	(0.64)%
Total expenses[5]	2.07%	2.24%	1.91%	1.84%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	2.08%	1.91%	1.84%	1.92%
Portfolio turnover rate	71%	99%	94%	115%	136%
1. October 29, 2010 represents the last day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended October 29, 2010	2.07%
Year Ended October 31, 2009	2.25%
Year Ended October 31, 2008	1.91%
Year Ended October 31, 2007	1.84%
Year Ended October 31, 2006	1.92%


Class N Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$23.58	$19.31	$41.75	$36.24	$32.58
Income (loss) from investment operations:
Net investment loss[2]	(.10)	(.02)	(.09)	(.22)	(.08)
Net realized and unrealized gain (loss)	4.96	4.30	(18.64)	7.79	5.61
Total from investment operations	4.86	4.28	(18.73)	7.57	5.53
Dividends and/or distributions to shareholders:
Distributions from net realized gain	--	--	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	--	(.01)	--	--	--
Total dividends and/or distributions to shareholders	--	(.01)	(3.71)	(2.06)	(1.87)
Net asset value, end of period	$28.44	$23.58	$19.31	$41.75	$36.24

Total Return, at Net Asset Value [3]	20.61%	22.19%	(49.10)%	21.71%	17.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$224,132	$218,401	$187,639	$397,075	$229,340
Average net assets (in thousands)	$227,923	$192,372	$320,483	$325,526	$171,305
Ratios to average net assets:[4]
Net investment loss	(0.38)%	(0.09)%	(0.29)%	(0.55)%	(0.22)%
Total expenses[5]	1.62%	1.86%	1.56%	1.45%	1.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.52%	1.54%	1.50%	1.45%	1.50%
Portfolio turnover rate	71%	99%	94%	115%	136%
1. October 29, 2010 represents the last day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended October 29, 2010	1.62%
Year Ended October 31, 2009	1.87%
Year Ended October 31, 2008	1.56%
Year Ended October 31, 2007	1.45%
Year Ended October 31, 2006	1.50%


Class Y Year Ended October 31,	2010[1]	2009	2008	2007	2006
Per Share Operating Data
Net asset value, beginning of period	$24.79	$20.18	$43.17	$37.14	$33.08
Income (loss) from investment operations:
Net investment income[2]	.06	.12	.14	.07	.26
Net realized and unrealized gain (loss)	5.23	4.50	(19.42)	8.02	5.67
Total from investment operations	5.29	4.62	(19.28)	8.09	5.93
Dividends and/or distributions to shareholders:
Distributions from net realized gain	--	--	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	--	(.01)	--	--	--
Total dividends and/or distributions to shareholders	--	(.01)	(3.71)	(2.06)	(1.87)
Net asset value, end of period	$30.08	$24.79	$20.18	$43.17	$37.14

Total Return, at Net Asset Value[3]	21.34%	22.91%	(48.73)%	22.63%	18.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101,045	$76,153	$72,540	$93,996	$35,638
Average net assets (in thousands)	$120,886	$76,732	$93,084	$63,467	$12,164
Ratios to average net assets:[4]
Net investment income	0.21%	0.57%	0.43%	0.18%	0.76%
Total expenses[5]	0.91%	0.93%	0.76%	0.72%	0.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.92%	0.76%	0.72%	0.68%
Portfolio turnover rate	71%	99%	94%	115%	136%
1. October 29, 2010 represents the last day of the Fund's fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Total expenses including indirect expenses from affiliated fund were as follows:
Year Ended October 29, 2010	0.91%
Year Ended October 31, 2009	0.94%
Year Ended October 31, 2008	0.76%
Year Ended October 31, 2007	0.72%
Year Ended October 31, 2006	0.68%

INFORMATION AND SERVICES


STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (it is legally part of this prospectus).
ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Annual and Semi-Annual Reports provide additional information about the Fund's investments and performance. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:


Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.


No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.



SP0251.001.0211

Oppenheimer
Global Allocation Fund
A series of Oppenheimer Quest for Value Funds
NYSE Ticker Symbols
Class A	QVGIX
Class B	QGRBX
Class C	QGRCX
Class N	QGRNX
Class Y	QGRYX
A series of Oppenheimer Quest for Value Funds
February 28, 2011

Statement of Additional Information

This document contains additional information about the Fund and supplements information in the Fund's prospectus dated February 28, 2011 (the "Prospectus").
This Statement of Additional Information ("SAI") is not a Prospectus.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's transfer agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the transfer agent at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

Oppenheimer Global Allocation Fund
6803 South Tucson Way, Centennial, Colorado 80112-3924 1.800.CALL OPP (225.5677)




To Summary Prospectus

Additional Information About the Fund's Investment Policies and Risks


The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.


The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

The Fund's Main Investment Policies


In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer. In the case of foreign securities, when evaluating the securities of issuers in a particular country, the Manager may also consider the conditions of a particular country's economy in relation to the U.S. economy or other foreign economies, general political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets and other factors.


Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore the Fund can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may increase the relative emphasis of its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range, and securities of small-capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller-capitalization companies at times of market volatility, the Fund's share price could fluctuate more than that of funds focusing on larger-capitalization issuers.

Growth Companies. Growth companies are those companies whose earnings and stock prices are expected to increase at a faster rate than the overall market. They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of factors that characterize them as "growth" issuers. They might:

  be generating or applying new technologies, new or improved distribution techniques or new services, own or develop natural resources,
  be companies that can benefit from changing consumer demands or lifestyles, or be companies that have projected earnings in excess of the average for their sector or industry.

Securities of newer growth companies might offer greater opportunities for capital appreciation than securities of larger, more established companies. However, these securities also involve greater risks than securities of more established companies.

Small- and Mid-Cap Issuers. Securities of small- and mid-sized issuers may be subject to greater price volatility than securities of larger issuers. The Fund may focus on equity securities of issuers having a market capitalization of a specified size or range, and therefore may invest a substantial portion of their assets in securities of small-, mid- or large-sized issuers. The Fund may, from time to time, emphasize issuers in one or more capitalization ranges based on the Manager's judgment of where the best market opportunities are. If the Fund focuses on investments in smaller sized companies its share prices may fluctuate more than that of funds focusing on larger issuers. The market capitalization ranges used by the Fund will vary.

Investing in Small, Unseasoned Companies. The Fund may invest in the securities of small, unseasoned companies that have been in operation for less than three years. In addition to the risks of other small-sized issuers, the price of the securities of these companies may be particularly volatile, especially in the short term, and may have very limited liquidity. Securities of smaller, newer companies are also subject to greater risks of default than those of larger, more established issuers.


Value Investing. A value investing approach seeks stocks and other equity securities that appear to be temporarily undervalued by various measures such as price/earnings ratios. Value investing looks for securities with low prices in relation to their real worth or future prospects in the hope that the prices will rise when other investors realize the intrinsic value of the securities.


Value investing uses research into an issuer's underlying financial condition and prospects to identify potential investments. Some of the criteria that may be used are:


  Price/earnings ratio, which is a stock's price divided by its earnings (or its long-term earnings potential) per share. A stock that has a price/earnings ratio lower than its historical range, or lower than the market as a whole or than similar companies, may offer an attractive investment opportunity.


  Price/book value ratio, which is the stock price divided by the book value per share of the company.


  Dividend yield, which is measured by dividing the annual dividend by the stock price per share.


  Asset valuation, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace, their liquidation value and their intellectual property value.



Preferred Stock. Preferred stock are equity securities that have a dividend rate payable from the company's earnings. Their stated dividend rate causes preferred stock to have some characteristics of debt securities. If interest rates rise, the fixed dividend on preferred stock may be less attractive and the price of those securities will likely decline. If interest rates fall their price will likely increase.

Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require that all, or a portion of, any unpaid dividends must be paid before the issuer can pay dividends on its common stock. "Participating" preferred stock may be entitled to a larger dividend than the stated dividend in certain cases. "Auction rate" preferred stock has a dividend rate that is set by a Dutch auction process.

Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates fall.

Preferred stock do not constitute a liability of the issuer and therefore do not offer the same degree of capital protection or assured income as debt securities. Preferred stock generally rank ahead of common stock and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. Rights and warrants may be purchased directly or may be acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than the price of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

The Fund can invest up to 5% of its total assets in rights and warrants.

Convertible Securities. Convertible securities are debt securities or preferred stocks that are convertible into the issuer's common stock or other equity securities. While many convertible securities are considered to be mainly debt securities, certain convertible securities are regarded more as "equity equivalents" because of their conversion feature. The market value of a convertible security reflects both its "investment value," which is its expected income potential, and its "conversion value," which is its anticipated market value if it were converted. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If its conversion value exceeds its investment value, the security will generally behave more like an equity security. In that case its price will tend to fluctuate with the price of the underlying common stock or other security.

Convertible debt securities, like other debt securities, are subject to credit risk and interest rate risk. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of an issuer's bankruptcy or liquidation.

For convertible securities that are considered to be "equity equivalents," their credit quality generally has less impact on the security's value than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager may consider a number of factors, including:

  whether the convertible security can be exchanged for a fixed number of shares of common stock of the issuer or is subject to a "cap" or a conversion formula or other type of limit;
  whether the convertible security can be exchanged at a time determined by the investor rather than by the issuer;
  whether the issuer of the convertible securities has restated its earnings per share on a fully diluted basis (that is, as if all of the issuer's convertible securities were converted into common stock); and
  the extent to which the convertible security may participate in any appreciation in the price of the issuer's common stock.

Debt Securities. The Fund may invest in debt securities, including: corporate and government bonds, other U.S. Government securities, debentures, notes, mortgage-related securities, and convertible securities.

     Debt securities may be subject to the following risks:


  Credit Risk. Credit risk is the risk that the issuer of a security might not make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. A downgrade in an issuer's credit rating or other adverse credit information about an issuer can reduce the market value of the issuer's securities.


  Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets.


  Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, the issuer will repay the security prior to the security's expected maturity, or with respect to certain fixed-income securities, that borrowers will prepay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the security's expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause it to lose a portion of its principal investment represented by the premium. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and prepayment assumptions about those investments.


  Extension Risk. If interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Those securities generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to fall sharply.


  Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.


Special Risks of Lower-Grade Securities. Because lower-grade securities tend to offer higher yields than investment-grade securities, the Fund may invest in lower-grade securities if the Manager is trying to achieve greater income. In some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio.

The Fund may invest up to 100% of its total assets in "lower-grade" debt securities. "Lower-grade" debt securities are those rated below "investment-grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment-grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities. The Fund can invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's.

Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this SAI.

To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment-grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. A description of the debt security ratings definitions of the principal rating organizations is included in Appendix B to this SAI.

Mortgage-Related Debt Securities. Mortgage-related securities are a form of fixed-income investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations, mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. Government may have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some mortgage-related securities have interest rates that move in the opposite direction from changes in general interest rates, based on changes in a specific interest rate index. The changes in those interest rates may also occur at a multiple of the changes in the index. Although the value of a mortgage-related security may decline when interest rates rise, the opposite is not always the case. In addition, the values of mortgage-related debt securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them and by changes in government regulations and tax policies.

Mortgage Prepayment and Extension Risks. In periods of declining interest rates, mortgages are more likely to be prepaid and a mortgage-related security's maturity may be shortened by unscheduled prepayments on the underlying mortgages. If principal is returned earlier than expected, that money may have to be reinvested in other investments having a lower yield than the prepaid security. Because of these risks, mortgage-related securities may be less effective as a means of "locking in" attractive long-term interest rates and they may have less potential for appreciation during periods of declining interest rates than conventional bonds.

Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. If a mortgage-related security has been purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security as a result of interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recover its initial investment on the security.

During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments may effectively lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on mortgage-related securities were to decrease broadly, the Fund's effective duration and therefore its sensitivity to interest rates, would increase.

Collateralized Mortgage Obligations. Collateralized mortgage obligations or "CMOs" are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:

  pass-through certificates issued or guaranteed by Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), or Federal Home Loan Mortgage Corporation ("Freddie Mac"),
  unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, unsecuritized conventional mortgages,
  other mortgage-related securities, or
  any combination of these.

Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed-rate CMOs or floating rate CMOs.

Forward Rolls. In a "forward roll" transaction (also referred to as a "mortgage dollar roll"), an investor sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income in excess of the yield on the securities that have been sold.

During the period between the sale and the repurchase, the seller is not entitled to receive interest and principal payments on the securities that have been sold. It is also possible that the market value of the securities may decline below the repurchase price of the securities or that the counterparty might default in its obligations.

U.S. Government Securities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government and are subject to relatively little credit risk. Obligations of U.S. Government agencies or instrumentalities (including mortgage-backed securities) may be guaranteed or supported by the "full faith and credit" of the United States or may be backed by the right of the issuer to borrow from the U.S. Treasury or by the discretionary authority of the U.S. Government to purchase the agencies' obligations. Others are supported only by the credit of the instrumentality. "Full faith and credit" means that the taxing power of the U.S. Government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment.

U.S. Treasury Obligations. These securities are directly issued by the U.S. Treasury. They include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), Treasury bonds (which have maturities of more than ten years when issued), and Treasury Inflation-Protection Securities. Other U.S. Treasury obligations include U.S. Treasury securities that have been "stripped" by a Federal Reserve Bank and zero-coupon U.S. Treasury securities. Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates.

Treasury Inflation-Protection Securities. The Fund can buy treasury inflation-protection securities ("TIPS"), which are U.S. Treasury securities designed to protect against inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on published changes to the Consumer Price Index. If inflation occurs, the principal amount will be adjusted upwards, resulting in increased interest payments. If deflation occurs, the principal amount will be adjusted downwards, resulting in lower interest payments. The principal amount payable at maturity will be the greater of the adjusted principal amount and the original principal amount. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. Government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds and Federal Home Loan Mortgage Corporation obligations.

Mortgage-Related U.S. Government Securities.  A variety of mortgage-related securities are issued by U.S. Government agencies or instrumentalities. Like other mortgage-related securities, they may be issued in different series with different interest rates and maturities. The collateral for these securities may be either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. Government agency or instrumentality or mortgage loans insured by a U.S. Government agency.

Some mortgage-related securities issued by U.S. Government agencies, such as Government National Mortgage Corporation pass-through mortgage obligations ("Ginnie Maes"), are backed by the full faith and credit of the U.S. Government. Others are supported by the right of the agency to borrow from the U.S. Treasury under certain circumstances (for example, "Fannie Mae" bonds issued by Federal National Mortgage Corporation and "Freddie Mac" obligations issued by Federal Home Loan Mortgage Corporation). Others are supported only by the credit of the entity that issued them (for example obligations issued by the Federal Home Loan Banks).

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In September 2008, the Federal Housing Finance Agency, a new independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of the Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the U.S. Treasury will ensure that each company maintains a positive net worth.

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Government National Mortgage Association ("Ginnie Mae") Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. Ginnie Mae's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration (the "FHA") or the Farmers Home Administration (the "FMHA") or guaranteed by the Veterans Administration (the "VA").

Ginnie Mae obligations are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie Mae certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

Ginnie Maes are guaranteed as to timely payment of principal and interest. In giving that guaranty, Ginnie Mae expects that payments received by the issuers on account of the mortgages backing the Ginnie Mae certificates will be sufficient to make the required payments of principal and interest. However, if those payments are insufficient, the guaranty agreements between the issuers of the certificates and Ginnie Mae require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, Ginnie Mae will do so.

Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by Ginnie Mae as to such mortgage pools. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit." Ginnie Mae is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

Ginnie Mae certificates are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Mae certificates do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against Ginnie Mae. Holders of Ginnie Mae certificates have no security interest in or lien on the underlying mortgages.

Monthly payments of principal will be made, and additional prepayments of principal may be made, with respect to the mortgages underlying the Ginnie Maes. All of the mortgages in the pools relating to Ginnie Mae are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on one-to-four-family dwellings underlying certain Ginnie Mae certificates have a stated maturity of up to thirty (30) years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

Federal Home Loan Mortgage Corporation ("Freddie Mac") Certificates. Freddie Mac, a corporate instrumentality of the United States, issues Freddie Mac certificates representing interests in mortgage loans. Freddie Mac guarantees to each registered holder of a Freddie Mac certificate timely payment of the amounts representing a holder's proportionate share in:

  interest payments less servicing and guarantee fees,
  principal prepayments, and
  the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the Freddie Mac certificate, in each case whether or not such amounts are actually received.

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The obligations of Freddie Mac under its guarantees are not backed by the full faith and credit of the United States but are supported by the Federal Housing Finance Agency and the commitment of the U.S. Treasury.

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Federal National Mortgage Association ("Fannie Mae") Certificates. Fannie Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are not backed by the full faith and credit of the United States but are supported by the Federal Housing Finance Agency and the commitment of the U.S. Treasury.

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Zero-Coupon U.S. Government Securities. The Fund may buy zero-coupon U.S. Government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

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Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

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Other Zero-Coupon Securities. The Fund may buy zero-coupon and delayed-interest securities, and "stripped" securities of corporations and of foreign government issuers. These are similar in structure to zero-coupon and "stripped" U.S. Government securities, but in the case of foreign government securities, they may or may not be backed by the "full faith and credit" of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. Government zero-coupon securities.

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Event-Linked Securities. Event-linked securities may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless the event is of a certain magnitude (based on, e.g., scientific readings) or causes a certain measurable amount of loss to the issuer, an industry group, or a reference index. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. The Fund may also invest in similar debt securities where the Fund may lose all or a portion of its principal and additional interest if the mortality rate in a geographic area exceeds a stated threshold prior to maturity, regardless of whether or not a particular catastrophic event has occurred. Often event-linked securities provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a debt security's volatility.

Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked securities are typically rated by one or more nationally recognized statistical rating organizations and the Fund will only invest in event-linked securities that meet the credit quality requirements for the Fund.

Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Vendors must meet credit requirements set by the Manager from time to time.

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The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

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Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. Government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

The majority of repurchase transactions run from day-to-day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

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Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements.  A reverse repurchase agreement is the sale of an underlying debt obligation and the simultaneous agreement to repurchase it at an agreed-upon price and date. These transactions involve the risk that the market value of the securities sold under a reverse repurchase agreement could decline below the cost of the obligation to repurchase them. The Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

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Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

Bank Obligations. Bank obligations include time deposits, certificates of deposit, bankers' acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.

Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. Time deposits may be subject to withdrawal notices and penalties.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

Bank obligations may have a limited market and may be deemed "illiquid" unless the obligation, including principal amount plus accrued interest, is payable within seven days after demand. Time deposits that are subject to withdrawal notices and penalties, other than those maturing in seven days or less, are also considered illiquid investments.

Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of Standard & Poor's and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

Variable Amount Master Demand Notes. Master demand notes are direct arrangements of obligations, between a lender and a corporate borrower, that permit the investment of fluctuating amounts of money at varying rates of interest. They permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount it lends under the note at any time, up to the full amount provided by the note agreement. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payments on demand. The Manager will consider the earning power, cash flow and other liquidity ratios of an issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments in illiquid securities.

The Fund does not currently intend to invest more than 5% of its total assets in variable amount master demand notes. The Fund has no limitations on the type of issuer from whom these notes will be purchased.

Foreign Securities. Foreign securities include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by foreign governmental or by supra-national entities. They may also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Securities denominated in foreign currencies issued by U.S. companies may also be considered to be "foreign securities." Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets may not be considered "foreign securities" because they are not subject to many of the special considerations and risks that apply to foreign securities held and traded abroad. Foreign securities may be traded on foreign securities exchanges or in foreign over-the-counter markets.

Investing in foreign securities offers potential benefits that are not available from investing only in the securities of U.S. issuers. Those benefits include the opportunity to invest in a wider range of issuers, in countries with economic policies or business cycles that differ from those in the U.S. and in markets that often do not move parallel to U.S. markets. Because of these features, foreign investments may reduce portfolio volatility.

The percentage of assets allocated to foreign securities may vary over time depending on a number of factors including the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of foreign financial markets, the interest rate climate in particular foreign countries, and the relationship of foreign currencies to the U.S. dollar. The Manager may analyze fundamental economic criteria, for example: relative inflation levels and trends, growth rate forecasts, balance of payments status, interest rates, market conditions, currency values, trade barriers, social and political factors, and economic policies.

The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.
Foreign Debt Obligations. The Fund may buy debt obligations of foreign governments and corporations. These securities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Risks of Foreign Investing. Investments in foreign securities present special risks and considerations not usually associated with investments in U.S. securities. Those may include:

  a lack of public information about foreign issuers;
  lower trading volume and less liquidity in foreign securities markets than in U.S. markets;
  greater price volatility in foreign markets than in U.S. markets;
  less government regulation of foreign issuers, exchanges and brokers than in the U.S.;
  a lack of uniform accounting, auditing and financial reporting standards in foreign countries compared to those applicable to U.S. issuers;
  fluctuations in the value of foreign investments due to changes in currency rates;
  the expense of currency exchange transactions;
  greater difficulties in pricing securities in foreign markets;
  foreign government restrictions on investments by U.S. and other non-local entities;
  higher brokerage commission rates than in the U.S.;
  increased risks of delays in clearance and settlement of portfolio transactions;
  unfavorable differences between the U.S. economy and some foreign economies;
  greater difficulty in commencing and pursuing lawsuits or other legal remedies;
  less regulation of foreign banks and securities depositories;
  increased risks of loss of certificates for portfolio securities;
  government restrictions on the repatriation of profits or capital or other currency control regulations;
  the possibility in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
  the reduction of income by foreign taxes.

Foreign securities are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those securities. Generally, when the U.S. dollar increases in value against a foreign currency, a security denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency is worth more in U.S. dollars.

In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.

       Special Risks of Developing and Emerging Markets. Emerging and developing markets may offer special opportunities for investing but also have greater risks than more mature foreign markets. Emerging and developing market countries may be subject to greater political, social and economic instability; have high inflation rates; experience unfavorable diplomatic developments; have less liquid securities markets with greater price volatility; have additional delays in the settlement of securities transactions; impose exchange controls; impose differential taxes on foreign investors; have a higher possibility of confiscatory taxes or the expropriation of assets; impose restrictions on direct investments or investments in issuers in particular industries; and lack developed legal or regulatory systems.

Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies ("PFICs") are those foreign corporations which generate primarily "passive" income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a fiscal year is passive income or if 50% or more of its assets are assets that produce, or are held to produce, passive income.

Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Foreign mutual funds investments may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment but are subject to limits under the Investment Company Act of 1940, as amended (the "Investment Company Act").

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Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Although every effort is made to ensure compliance with federal tax reporting requirements for these investments, foreign corporations that are PFICs for federal tax purposes may not always be recognized as such.

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Additional risks of investing in other investment companies are described under "Investment in Other Investment Companies."

Derivatives and Hedging. Derivative instruments may be used for liquidity, to seek income or for hedging purposes. Some of the types of derivative instruments and hedging strategies the Fund may use are:

  selling futures contracts,
  buying puts on such futures or on securities,
  writing covered calls on securities or futures. (Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.)
  buying futures, and
  buying calls on such futures or on securities.

"Structured" Investments.  "Structured" investments are financial instruments and contractual obligations designed to provide a specific risk-reward profile. A structured instrument is generally a hybrid security (often referred to as "hybrids") that combines characteristics of two or more different financial instruments. The terms of these investments may be contractually "structured" by the purchaser and the issuer (which is typically associated with an investment banking firm) of the instrument. Structured investments may have certain features of equity and debt securities, but may also have additional features. The key characteristics of structured investments are:

  They change the risk or return on an underlying investment asset (such as a bond, money market instrument, loan or equity security), or
  They may replicate the risk or return of an underlying investment asset.
  They typically involve the combination of an investment asset and a derivative.
  The derivative is an integral part of the structure, not just a temporary hedging tool.

The returns on these investments may be linked to the value of an index (such as a currency or securities index) or a basket of instruments (a portfolio of assets, such as, high yield bonds, emerging market bonds, equities from a specific industry sector, a broad-based equity index or commodities), an individual stock, bond or other security, an interest rate, or a commodity. Some of the types of structured investments are:

  Equity-linked notes
  Index-linked notes
  Inflation-linked notes
  Commodity-linked notes
  Credit-linked notes
  Currency-linked notes

The values of structured investments will normally rise or fall in response to the changes in the performance of the underlying index, security, interest rate or commodity. Certain structured investments may offer full or partial principal protection, or may pay a variable amount at maturity, or may pay a coupon linked to a specific security or index while leaving the principal at risk. These investments may be used to seek to realize gain or limit exposure to price fluctuations and help control risk.

Depending on the terms of the particular instrument, structured investments may be subject to equity market risk, commodity market risk, currency market risk or interest rate risk. Structured notes are subject to credit risk with respect to the issuer of the instrument (referred to as "counter-party" risk) and, for structured debt investments, might also be subject to credit risk with respect to the issuer of the underlying investment. For notes that do not include principal protection (a form of insurance), a main risk is the possible loss of principal. There is a legal risk involved with holding complex instruments, where regulatory or tax considerations may change during the term of a note. Some structured investments may create leverage, which involves additional risks.

If the underlying investment or index does not perform as anticipated, the investment might not result in a gain or may cause a loss. The price of structured investments may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price. Usually structured investments are considered illiquid investments for purposes of limits on those investments.

"Structured" Notes. "Structured" notes are specially-designed derivative debt instruments. The terms of the instrument may be "structured" by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities or a commodity or to the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligors.

Structured notes are subject to interest rate risk and are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the Fund might receive less interest than the stated coupon payment or receive less principal upon maturity of the structured note. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.  In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of these notes over time.

In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Equity-Linked Notes. Equity-linked debt securities pay interest at a fixed rate until they mature, which is usually in one to four years. The principal amount that they pay at maturity is not a fixed amount, however. It is calculated based on the performance of a specified equity security. The principal amount is typically adjusted for events such as stock splits, stock dividends and certain other events that affect the linked equity security but is not adjusted for any additional issuance of equity securities of the type to which it is linked. Equity-linked debt securities are subject to equity market risks and their value generally fluctuates with the price of the linked security, although these securities are generally less volatile than the equity securities to which they are linked. Because the amount of principal is based on the value of a different security, equity-linked debt securities are considered to be a type of derivative.

Index-Linked Notes. Index-linked notes are debt securities whose principal and/or interest payments depend on the performance of an underlying index. This type of indexed security offers the potential for increased income or principal payments but involves greater risk of loss than a typical debt security of the same maturity and credit quality.

Currency-Linked Notes. Currency-indexed securities are short- or intermediate-term debt securities whose value at maturity or interest payments are linked to the change in value of the U.S. dollar against the performance of a currency index or one or more foreign currencies. In some cases, these securities pay an amount at maturity based on a multiple of the amount of a currency's change against the dollar. If they are sold prior to their maturity, their price may be higher or lower than their purchase price as a result of market conditions or changes in the credit quality of the issuer.

Commodity-Linked Notes. A commodity-linked note is a derivative instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security and at maturity the principal payment is linked to the price movement of an underlying commodity-related variable that may be: a physical commodity (such as heating oil, livestock, or agricultural products), a commodity future or option contract, a commodity index, or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and are negotiated with the issuer to obtain specific terms and features that are tailored to particular investment needs.

Qualifying Hybrid Instruments. "Qualifying hybrid instruments" are commodity-linked notes that are excluded from regulation under the Commodity Exchange Act and the rules thereunder.

Swaptions.   A swaption is a contract that gives the holder the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. In return, the purchaser pays a "premium" to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

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Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their rights to receive interest payments on a security or payments based on a reference rate. For example, they might swap the right to receive floating rate payments based on a reference rate such as "LIBOR" for the right to receive fixed rate payments.

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Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk is the risk that the counterparty might default. If the counterparty defaults, the Fund may lose the net amount of contractual interest payments that it has not yet received.

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Total Return Swaps. Total return swap agreements may be used to gain exposure to price changes in an overall market or an asset. In a total return swap, the purchaser will receive the price appreciation of an index, a portion of an index, or a single asset in exchange for paying an agreed-upon fee.

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Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may be on a single issuer or on a basket of issuers. The purchaser of protection pays a fee during the life of the swap. Generally, if the Fund buys credit protection using a credit default swap, it will make fixed payments to the counterparty. If there is a credit event with respect to an issuer (bankruptcy, failure to timely pay interest or principal on its obligations, a restructuring or other specified occurrence) with respect to a credit default swap on which the Fund has purchased credit protection, the Fund will deliver the issuer's defaulted bonds and the swap counterparty will pay the par amount of the bonds. Alternatively, the credit default swap may be cash settled where the swap counterparty will pay the Fund the difference between the par value and the market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by that issuer, and the fixed payments are then made on the reduced notional amount.

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Selling credit protection in a credit default swap increases the exposure to the specific issuer. If the Fund sells credit protection using a credit default swap, generally the Fund will receive fixed payments from the counterparty, and if a credit event occurs with respect to the issuer, the swap counterparty will deliver the issuer's defaulted bonds and the Fund will pay the counterparty the par amount. Alternatively, the credit default swap may be cash settled where the Fund will pay the swap counterparty the difference between the par value and market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by the issuer, and the fixed payments are then made on the reduced notional amount.

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Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

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Volatility Swaps. The Fund may enter into volatility swaps to hedge the direction of volatility in a particular asset or non-asset reference, or for other non-speculative purposes. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Manager is incorrect in forecasts of volatility of the underlying asset or reference.

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Borrowing and Leverage. The Fund has the ability to borrow money, to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from the Act that applies to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (for other than emergency purposes) and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing, except that it may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

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When the Fund borrows, it segregates or identifies securities on its books equal to 300% of the amount borrowed to cover its obligation to repay the loan. If the value of the Fund's assets fail to meet this 300% asset coverage requirement, it will reduce its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as "leverage." If the Fund does borrow, its expenses may be greater than comparable funds that do not borrow. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

Hedging. The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:

  sell futures contracts,
  buy puts on futures or on securities, or
  write covered calls on securities or futures. Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

     The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

  buy futures, or
  buy calls on such futures or on securities.

     The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based bond or other security indices (these are referred to as "financial futures"), (2) commodities (these are referred to as "commodity futures"), (3) debt securities (these are referred to as "interest rate futures"), (4) foreign currencies (these are referred to as "forward contracts"), (5) an individual stock ("single stock futures") and (6) bond indices (these are referred to as "bond index futures").

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These futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded. No money is paid or received on the purchase or sale of a future. Upon entering into a futures transaction, the purchaser is required to deposit an initial margin payment for the futures commission merchant (the "futures broker"). The initial margin payment will be deposited with the custodian bank in an account, registered in the futures broker's name, that the futures broker can gain access to only under specified conditions. As the future is marked-to-market (that is, its value on the books is changed to reflect changes in its market value), subsequent margin payments, called variation margin, will be paid to or from the futures broker daily.

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At any time prior to expiration of the future, the purchaser may elect to close out its position, at which time a final determination of variation margin is made and any cash in the margin account must be paid or released. The purchase then realizes any loss or gain on the futures transaction for tax purposes.

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Stock Index Futures. A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. The buyer or seller of a stock index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index's value in response to the changes in the relative values of the underlying stocks that are included in the index over the term of the contract. A stock index cannot be purchased or sold directly.

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Forward Contracts. Forward contracts are foreign currency exchange contracts that are used to buy or sell foreign currency for future delivery at a fixed price. They are discussed below in the section "Buying and Selling Options on Foreign Currencies."

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Single Stock Futures. A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security of an issuer to settle the futures transaction. Either party may also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, and contracts are typically not transferable between the exchanges.

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Bond Index Futures. Bond index futures are contracts based on the future value of a basket of fixed-income securities that comprise the index. The seller or buyer of a bond index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index's value in response to the changes in the values of the fixed-income securities that are included in the index over the term of the contract. A bond index cannot be purchased or sold directly.

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Interest Rate Futures. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

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Commodity Futures. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which include gold, platinum and silver. The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

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Put and Call Options.  Put options (sometimes referred to as "puts") give the holder the right to sell an asset for an agreed-upon price. Call options (sometimes referred to as "calls") give the holder the right to buy an asset at an agreed-upon price.

The Fund may use options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this SAI.

Selling Covered Call Options.   If the Fund sells ("writes") a call option, it must be "covered." That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised.

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A call option on a security is an agreement by the seller to sell an underlying security to the call purchaser at a fixed price (the "exercise price") regardless of changes in the market price of that security during a call period. Call options are sold for a cash payment (a premium). The exercise price is usually higher than the price of the security at the time the call is sold. The seller bears the risk that the price of the underlying security may increase during the call period, requiring it to sell the security for less than the market value at the time. That risk may be offset to some extent by the premium the seller receives. If the market value of the security does not rise above the exercise price during the call period, the call generally will not be exercised. In that case the seller realizes a profit from the cash premium it received. Any such profits earned by the Fund are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed to shareholders.

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A call on a securities index is also sold for a cash premium. If the buyer exercises an index call option, the seller is required to pay an amount equal to the difference between the market value of the index and the exercise price, multiplied by a specified factor. If the value of the underlying index does not rise above the call price, it is unlikely that the call will be exercised. In that case the seller would keep the cash premium without being obligated to make any payments to the purchaser of the call.

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The Fund's custodian bank, or a securities depository acting for the custodian bank, may act through the Options Clearing Corporation as the escrow agent for securities that are subject to a call option the Fund has sold. The Options Clearing Corporation will only release those securities when the call option expires or when the Fund enters into a closing transaction. No margin is required for those transactions.

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When the Fund sells an over-the-counter ("OTC") call option, it will typically enter into an arrangement with a securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the amount that the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

To terminate its obligation on an OTC call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction." If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised. The Fund will realize a profit or loss, depending upon whether the premium received on the call is more or less than the amount of the option transaction costs and the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain both the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed by the Fund.

A call on a futures contract may be sold without owning the futures contract or securities deliverable under the contract. To do so, at the time the call must be covered by identifying an equivalent dollar amount of liquid assets. If the value of the segregated assets drops below 100% of the current value of the future, additional liquid assets must be identified. Because of this requirement, in no circumstances would an exercise notice as to that future require delivery on a futures contract. It would simply create a short futures position, which is permitted by applicable hedging policies.

The Trustees have adopted an operating policy that the Fund may not write covered call options (or write put options) with respect to more than 5% of the value of the Fund's total assets.

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Selling Put Options. A put option on a security or a securities index gives the purchaser the right, during the option period, to sell the underlying investment to the seller at the exercise price. When selling (writing) a put option on a security, the option must be covered by the Fund by identifying liquid assets with a value equal to or greater than the exercise price of the put option, to secure the obligation. In this case the Fund forgoes the opportunity to invest, sell or write calls against the identified assets.

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The seller of a put is obligated to buy the underlying investment at the exercise price even if the market value of the investment falls below that price. If the price of the underlying investment remains higher than the exercise price, it is unlikely that a put option would be exercised. If a put option is not exercised, the seller would realize a gain of the amount of the premium received less the transaction costs incurred. If the put is exercised, the exercise price will usually exceed the market value of the underlying investment at that time. In that case, the seller could incur a loss. If the underlying investment is resold at that time, the loss would be equal to the exercise price and any transaction costs minus the amount of the premium received and the amount the seller received from the resale of the underlying investment. Settlement of a put on an index is in cash rather than by delivery of the underlying investment. Any profits earned by the Fund from writing put options are considered short-term capital gains for federal tax purposes, and are taxable as ordinary income when distributed to shareholders.

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Purchasing Call Options . A call option may be purchased by the Fund to seek to benefit from an anticipated rise in a particular security or in a securities index. The purchaser pays a premium for a call option. The purchaser then has the right to buy the underlying investment during the call period at a fixed exercise price. The purchaser benefits only if, during the call period, the market price of the underlying investment rises above the total amount of the call price plus the transaction costs and the premium paid for the call or if the call option is resold at a profit. If the purchaser does not exercise the call option or resell it (whether or not at a profit), the option becomes worthless on its expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realized any gain on the transaction.

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Settlement of a call on an index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on changes to the prices of the securities that make up the index.

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Purchasing Put Options . A put on a security or securities index may be purchased by the Fund to attempt to protect against a decline (below the exercise price) in the value of the underlying investment. The purchaser pays a premium for the right to sell the underlying investment at a fixed exercise price during the put period. If the market price of the underlying investment remains above or equal to the exercise price, the put will generally not be exercised or resold and will become worthless on the expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realized any benefit from the right to sell the underlying investment. If the purchaser resells a put prior to its expiration date, it may or may not realize a profit on that sale.

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A put may also be purchased on an investment the buyer does not own. That would permit the purchaser to resell the put or to buy the underlying investment and sell it at the exercise price. If the market price of the underlying investment remains above or equal to the exercise price, the put would generally not be exercised and would become worthless on its expiration date.

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Settlement of a put on a securities index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on the changes to the prices of the securities that make up the index.

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The Fund may also buy a put on an investment it does not own. That would permit the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. If the market price of the underlying investment remains above or equal to the exercise price, the put would not be exercised and would become worthless on its expiration date.

Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. The Fund's option activities may affect its costs.

The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

Buying and Selling Options on Foreign Currencies. Put and call options on foreign currencies include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or that are quoted by major recognized dealers in such options.

If the value of a foreign currency rises against the U.S. dollar, the cost of securities denominated in that currency increases. The increased cost of those securities may be partially offset by purchasing calls or selling puts on the foreign currency. If the value of a foreign currency against the U.S. dollar falls, the dollar value of portfolio securities denominated in that currency would decline. That decline might be partially offset by selling calls or purchasing puts on the foreign currency. If the currency rate fluctuates in an adverse direction from the option position, however, the option premium payments and transaction costs would have been incurred without a corresponding benefit.

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A call on a foreign currency could be sold to provide a hedge against a decline in the U.S. dollar value of a security denominated in that currency or in a different currency (known as a "crosshedging" strategy).  A call on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration upon conversion or exchange of other foreign currency held in its portfolio. The Fund may also cover the option by maintaining identified cash, U.S. Government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option.

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Foreign Currency Forward Contracts. Foreign currency futures contracts are known as "forward contracts." They are used to buy or sell foreign currency for future delivery at a fixed price.  They are used to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

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Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might a substantial decline against the U.S. dollar, it could into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.

As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

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Investment in Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals ("Gold ETFs"). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions.

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Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Fund's prospectus and this Statement of Additional Information, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in the Fund's prospectus and in this Statement of Additional Information to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

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The Subsidiary is not registered under the Investment Company Act of 1940 (the "Investment Company Act") and is not subject to its investor protections, except as noted in the Fund's prospectus or this Statement of Additional Information. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered by the Investment Company Act. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take action contrary to the interests of the Fund or its shareholders. The Fund's Board has oversight responsibility for the investment activities of the Fund, including its expected investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Manager is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments and shares of the Subsidiary.

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Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is organized), could prevent the Fund and/or the Subsidiary from operating as described in the Fund's prospectus and this Statement of Additional Information and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

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Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are pools of mortgage loans in which the interest and principal payments from mortgages are structured into separately traded securities. REMICs meet certain qualifications under the Internal Revenue Code that allow them to be exempt from taxation at the entity level, although the income from a REMIC is taxable to investors. REMICs may invest only in "qualified mortgages" and "permitted investments." Qualified mortgage include single family or multifamily mortgages, commercial mortgages, second mortgages, mortgage participations, and federal agency pass-through securities. Permitted investments include cash flow investments, qualified reserve assets, and foreclosure property. If a REMIC looses its exempt tax status, it is permanently lost.

REMICs issue pass-through certificates, multiclass bonds or other securities to investors. The different classes of interests in a REMIC may have different maturities and different risks. REMIC interests are structured in classes of "regular interests" and a single "residual interest" class. REMICs may have any number of classes of regular interests with different servicing priorities and varying maturity dates. The different classes are assigned a coupon (fixed, floating, or zero interest rate) and include other terms regarding payments to the investors.

REMICs are subject to the market risks of mortgage related securities. In addition, the allowable activities for REMICs are generally limited to holding a fixed pool of mortgages and distributing payments currently to investors and transactions that are considered to be prohibited activities are subject to a penalty tax of 100%. REMICs have no minimum equity requirements and REMICs may sell all of their assets without retaining any to meet collateralization requirements.

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Asset Coverage for Certain Investments and Trading Practices. Typically, the Fund's investments in equity and fixed-income securities do not involve any future financial obligations. However, the Fund may make investments or employ trading practices that obligate the Fund, on a fixed or contingent basis, to deliver an asset or make a cash payment to another party in the future. The Fund will comply with guidance from the U.S. Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of certain investments and trading practices. This guidance may require earmarking or segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or financial instrument or by other portfolio positions, or by other means consistent with applicable regulatory policies. In some cases, SEC guidance permits the Fund to cover its obligation by entering into an offsetting transaction.

For example, if the Fund enters into a currency forward contract to sell foreign currency on a future date, the Fund may cover its obligation to deliver the foreign currency by earmarking or otherwise segregating cash or liquid securities having a value at least equal to the value of the deliverable currency. Alternatively, the Fund could cover its obligation by earmarking or otherwise segregating an amount of the foreign currency at least equal to the deliverable amount or by entering into an offsetting transaction to acquire an amount of foreign currency at least equal to the deliverable amount at a price at or below the sale price received by the Fund under the currency forward contract.

The Fund's approach to asset coverage may vary among different types of swaps. With respect to most swap agreements (but excluding, for example, credit default swaps), the Fund calculates the obligations of the parties to the agreement on a "net basis" (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Consequently the Fund 's current obligations (or rights) under these swap agreements will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligation, if any, under a swap agreement will generally be covered by earmarking or otherwise segregating cash or liquid securities having an aggregate net asset value at least equal to the accrued unpaid net amounts owed. To the extent that the obligations of the parties under these swaps are not calculated on a net basis, the amount earmarked or otherwise segregated will be the full amount of the Fund's obligations, if any. Alternatively, the Fund could cover its obligation by other means consistent with applicable regulatory policies.

With respect to credit default swaps, typically, if the Fund enters into a credit default swap as the buyer of credit protection, then it will earmark or otherwise segregate an amount of cash or liquid securities at least equal to any accrued payment or delivery obligations under the swap. Alternatively, if the Fund enters into a credit default swap as the seller of credit protection, then the Fund will earmark or otherwise segregate an amount of cash or liquid securities at least equal to the full notional amount of the swap. Alternatively, the Fund could cover its obligation by other means consistent with applicable regulatory policies.

Inasmuch as the Fund covers its obligations under these transactions as described above, the Manager and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. Earmarking or otherwise segregating a large percentage of the Fund's assets could impede the Manager's ability to manage the Fund's portfolio.

Regulatory Aspects of Derivatives and Hedging Instruments. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon by claiming an exclusion from regulation as a commodity pool operator under the Commodity Exchange Act.

Options transactions are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were purchased, sold or held through one or more different exchanges or are held in one or more accounts or through one or more brokers. Thus, the number of options that can be sold by an investment company advised by the Manager may be affected by options written or held by other investment companies advised by the Manager or affiliated entities. The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Under SEC staff interpretations regarding applicable provisions of the Investment Company Act, when a registered investment company purchases a future, it must identify cash or other liquid assets at its custodian bank in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

Tax Aspects of Certain Derivatives and Hedging Instruments. Futures contracts, non-equity options and certain foreign currency exchange contracts are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this mark-to-market treatment.

Certain forward contracts may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized on those positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

  gains or losses attributable to fluctuations in exchange rates that occur between the time interest or other receivables are accrued or expenses or other liabilities denominated in a foreign currency are accrued and the time the Fund actually collects such receivables or pays such liabilities, and gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of investment income available for distribution to its shareholders.

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For information about the tax treatment of the Subsidiary and its investments, please refer to "Dividends, Capital Gains and Taxes - U.S. Tax Considerations."

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Loans of Portfolio Securities. The Fund may loan its portfolio securities to brokers, dealers and financial institutions to seek income. The Fund has entered into a Securities Lending Agency Agreement (the "Securities Lending Agreement") with Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending ("Goldman Sachs") for that purpose. Loans of portfolio securities must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of any loans must also meet applicable tests under the Internal Revenue Code.

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There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Manager, in its capacity as the Fund's collateral administrator, may invest that cash in certain high quality, short-term investments, including in money market funds advised by the Manager. The Fund will be subject to its proportional share of the expenses of such money market funds, including the advisory fee payable to the Manager or its affiliate as adviser to such funds. The Manager may charge a collateral administration fee of 0.08% on the value of cash collateral invested in other securities. All of the Fund's collateral investments must comply with its securities lending procedures. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Manager determines would have a material effect on the Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or the Fund on 30 days' written notice.

The Fund limits loans of portfolio securities to not more than 25% of its net assets.

Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund's higher portfolio turnover rate in its most recent fiscal year can be attributed to market volatility and other market events and the portfolio managers' subsequent undertaking to lower the Fund's risk profile. In connection with the Fund's change from a balanced strategy to a global allocation strategy on August 16, 2010, it is reasonably likely that there will be an increase in the Fund's portfolio turnover rate, or an otherwise high turnover rate, as the portfolio managers implement the new investment strategy.

The Fund may engage in active trading of portfolio securities to achieve its principal investment strategies. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies

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In seeking its investment objective, the Fund from time to time can employ the types of investment strategies and investments described below. The Fund is not required to use all of these strategies at all times, and at times may not use them.

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Short Sales. The Fund may make short sales of securities, either as a hedge against the potential decline in value of a security that the Fund owns or to realize appreciation when a security that the Fund does not own declines in value. The Fund may also use derivative instruments to create a position that is economically similar to a short sale. Making short sales in securities that it does not own exposes a Fund to risks associated with those securities. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes the position. A Fund will realize a gain if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

The Fund will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or by other means consistent with applicable regulatory policies. Segregation of a large percentage of the Fund's assets could impede the Manager's ability to manage the Fund's portfolio.

Real Estate Investment Trusts (REITs). REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT can focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.

To the extent that a REIT focuses on a particular project, sector of the real estate market or geographic region, its share price will be affected by economic and political events affecting that project, sector or geographic region. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

Inverse Floaters. The Fund can invest in "inverse floaters," which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity.

An inverse floater is typically created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security (sometimes referred to as a "tender option bond") and a long-term tax-exempt floating rate security (referred to as a residual certificate" or "inverse floater") that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The purchaser of a "tender option bond" has the right to tender the security periodically for repayment of the principal value. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

To facilitate the creation of inverse floaters, the Fund may purchase a fixed-rate municipal security and subsequently transfer it to a broker-dealer (the sponsor), which deposits the municipal security in a trust. The trust issues the residual certificates and short-term floating rate securities. The trust documents enable the Fund to withdraw the underlying bond to unwind or "collapse" the trust (upon tendering the residual certificate and paying the value of the short-term bonds and certain other costs). The Fund may also purchase inverse floaters created by municipal issuers directly or by other parties that have deposited municipal bonds into a sponsored trust.

The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax-exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a "shortfall and forbearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

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When-Issued and Delayed-Delivery Transactions. "When-issued" and "delayed-delivery" are terms that refer to securities whose documentation are available, and for which a market exists, but which are not available for immediate delivery to a purchaser. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction with payment and delivery of the security made at a later date. During the period between purchase and settlement, the buyer makes no payment to the issuer (or seller) of the security and no interest accrues to the buyer from the investment. Purchases on that basis are made when it is anticipated that the price at the time of the transaction is lower than the price will be at the time of delivery.

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The securities are subject to change in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the purchase price. If the value of the security declines below the purchase price, the transaction may lose money.

The buyer relies on the other party to complete the when-issued or delayed-delivery transactions. The buyer will bear the risk that a security purchased on a when-issued or delayed-delivery basis may not be issued or may not be delivered as agreed. A failure to do so may cause the loss of an opportunity to obtain the security at an advantageous price or yield.

When-issued and delayed-delivery transactions can be used as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, if rising interest rates or falling prices are anticipated, a portfolio security may be sold on a delayed-delivery basis to attempt to limit exposure to those occurrences. In periods of falling interest rates and rising prices, a purchase of securities on a when-issued or delayed-delivery basis may be used to obtain the benefit of currently higher cash yields.

The Fund engages in when-issued and delayed-delivery transactions for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to receive delivery, it may incur a gain or loss.

At the time of the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, the Fund records the transaction on its books and reflects the value of the security purchased in determining its net asset value. It also identifies liquid assets on its books at least equal to the amount of the purchase commitment until it pays for the investment. In a sale transaction, it records the proceeds to be received.

Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the Manager determines the liquidity of portfolio investments. The Manager monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days.

Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the securities might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.

Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.

Loan Participation Interests. The Fund may invest in loan participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. No more than 15% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

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Investments in Other Investment Companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds, which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio at times when it is not possible to buy those portfolio securities directly.

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Investing in another investment company may involve paying a substantial premium above the value of that investment company's portfolio securities. The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of an investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company's expenses, including its advisory and administration expenses.

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Investments in other investment companies are subject to limits set forth in the Investment Company Act of 1940, including the limitations that apply to reliance on sub-paragraph (F) or (G) of section 12(d)(1).

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Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, or if the Manager believes it is otherwise appropriate to reduce holdings in the Fund's principal investments, the Fund can invest in other types of securities for defensive purposes. It can also purchase these types of securities for liquidity purposes to meet cash needs due to the redemption of shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:

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  obligations issued or guaranteed by the U. S. Government or its instrumentalities or agencies,

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  commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the two top rating categories of a nationally recognized rating organization, short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories, certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion, and repurchase agreements.

Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
  more than 50% of the outstanding shares.

The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

  The Fund cannot invest in real estate, physical commodities or commodity contracts except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot underwrite securities of other companies except as permitted by the Investment Company Act. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.
  The Fund cannot issue "senior securities" except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments issued of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.
  The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies.
  The Fund cannot borrow money except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Restrictions. The Fund has the following additional operating policies that are not "fundamental" and can be changed by the Board without shareholder approval.

  The Fund cannot purchase securities on margin (except for short-term loans that are necessary for the clearance of purchases of portfolio securities). Collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions.
  The Fund may not invest any part of its assets in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of companies which invest in or sponsor such programs. The Fund may not invest in oil, gas or other mineral leases.
  The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

For purposes of the Fund's policy not to concentrate its investments, described above, the Fund has adopted an industry classification that is not a fundamental policy.

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The Subsidiary will also follow the Fund's fundamental and non-fundamental investment restrictions, described above, with respect to its investments.

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Disclosure of Portfolio Holdings

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While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

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The Fund, the Manager, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.

Portfolio Holdings Disclosure Policies. The Fund, the Manager, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in any appropriate manner.

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  Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its annual and semi-annual reports to shareholders and in its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website (at www.oppenheimerfunds.com) no sooner than 30 days after the end of each calendar month. The top 20 month-end securities holdings, listed by security or by issuer, may be posted on the OppenheimerFunds website with a 15-day delay. The Fund may delay posting its holdings, post a smaller list of holdings (e.g., the top 10 or top 15 portfolio holdings), or may not post any holdings, if the Manager believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed with a 15-day delay.

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The Fund's portfolio holdings information (which may include information on the Fund's entire portfolio of individual securities therein) positions may be released to the following categories of individuals or entities on an ongoing basis, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information, or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information.

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  Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);

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  The Fund's independent registered public accounting firm;

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  Members of the Fund's Board and the Board's legal counsel;

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  The Fund's custodian bank;

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  A proxy voting service designated by the Fund and its Board;

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  Rating/ranking organizations (such as Lipper, Inc. and Morningstar, Inc.);

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  Portfolio pricing services retained by the Manager to provide portfolio security prices;

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  Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds or Panorama Series Fund, Inc. (to prepare their financial statements and analysis);

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  Brokers and dealers for purposes of providing portfolio analytic services;

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  Brokers and dealers in connection with portfolio transactions (purchases and sales);

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  Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services); and

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  Brokers and dealers to obtain price quotations where the Fund is not identified as the owner of the securities.

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Month-end lists of the Fund's complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:

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  The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

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  Senior officers (a Senior Vice President, Deputy General Counsel or above) in the Manager's Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and

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  Before receiving the data, the third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund's holdings and agreeing not to trade directly or indirectly based on the information.

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Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

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  Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;

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  Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);

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  To potential sub-advisers of portfolios (pursuant to confidentiality agreements);

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  To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements);

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  Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

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The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

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Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

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The Chief Compliance Officer (the "CCO") of the Fund and the Manager, Distributor, and Transfer Agent shall oversee the compliance by the Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

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The Manager and the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

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13D Research	Exane, Inc.	Multi-Bank Securities
1st Discount Brokerage	Fahnestock	Murphy & Durieu
ABG Sundal Collier	Fidelity Capital Markets	Natexis Bleichroeder
ABN Amro	FMS Bonds, Inc.	National Bank Financial
Advisor Asset Management	Fox-Pitt Kelton Inc.	Ned Davis Research Group
Alfa Capital Markets	Friedman, Billings, Ramsey & Co.	Needham & Company
Altrushare	FTN Financial	Nomura Securities International
Auerbach Grayson	Gabelli & Co.	Oddo Securities Corporation
Banco de Brasil Securities LLC	George K. Baum & Co.	Oppenheimer & Co. Inc.
Bank of America Securities LLC	GMP Securities L.P.	OTA-Off the Record Research
Barclays Capital	Goldman, Sachs & Co.	Pacific Crest Securities
Barnard Jacobs Mellet	Handelsbanken Markets Securities	Petercam
Belle Haven Investments	Hapoalim Securities Bank USA	Piper Jaffray
Beltone Financial	Helvea	Prager McCarthy & Sealy
Bergen Capital	HSBC Securities Inc.	R. Seelaus & Co. Inc.
Bernstein	Hyundai Securities America, Inc.	Ramirez & Co. Inc.
BMO Capital Markets	Intermonte	Raymond James & Associates
BNP Paribas	ISI Group, Inc.	RBC Capital Markets
Bradesco Securities, Inc.	Janco Partners	Red Capital Markets
Branch Bank & Trust Capital Markets	Janney Montgomery Scott LLC	Redburn Partners
Cabrera Capital	Jefferies & Company	Rice Financial Products Co.
Canaccord Adams, Inc.	Jennings Capital Inc.	Robert W. Baird & Co.
Canaccord Capital Corp.	JNK Securities Corp.	Roosevelt & Cross
Caris & Co.	JP Morgan Securities	Royal Bank of Scotland
Carnegie	JPP Eurosecurities	Samsung Securities Inc.
Cazenove	Keefe, Bruyette & Woods, Inc.	Sandford C. Bernstein & Co.
Cheuvreux NA	Keijser Securities N.V.	Scotia Capital Markets
Citigroup	Kempen & Co. USA	Seattle Northwest Securities
Citigroup Global Markets	Kepler Capital Markets	Securevest Financial
Cleveland Research	KeyBanc Capital Markets	SG Cowen
CLSA	Kotak Mahindra Inc.	Siebert Brandford Shank & Co.
Cormark Securities	Lazard Capital Markets	Sterne Agee
Cowen and Company, LLC	Lebenthal & Co. LLC	Stifel Nicolaus & Co.
Craig-Hallum Capital Group	Leerink Swann	Stone & Youngberg
Credit Suisse First Boston	Loop Capital Markets	SWS Group, Inc.
Credit Suisse Securities LLC	M&T Securities	TD Securities
Crews & Associates	Macquarie Securities	Think Equity Partners
D.A. Davidson & Company	Madison Williams and Company LLC	Troika Dialog
Dahlman Rose & Co.	MainFirst Bank AG	UBS
Daiwa Securities	Mediobanca Securities USA LLC	UOB Kay Hian Inc.
Davy	Merrill Lynch & Company, Inc.	US Bancorp
Desjardins Securities, Inc.	Merrion Stockbrokers Ltd.	Vining & Sparks
Deutsche Bank Securities Inc.	Mesirow Financial	Vontobel Securities Ltd.
Dougherty & Co.	MF Global Securities, Ltd.	Wachovia
Duncan Williams, Inc.	Mitsubishi UFJ Securities Inc.	Wedbush Morgan Securities
Dundee Securities Inc.	Mizuho Securities USA, Inc.	Wells Fargo Securities
DZ Financial Markets	Morgan Keegan	WH Mell & Associates
Emmet & Co., Inc.	Morgan Stanley Smith Barney	William Blair & Co.
Empirical Research Partners	Motilal Oswal Securities Ltd.	Ziegler Capital Markets Group
Enam Securities PVT Ltd.	MR Beal & Co.
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How the Fund is Managed

Organization and History. The Fund, a series of Oppenheimer Quest for Value Funds (referred to as the "Trust"), is an open-end, diversified  management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in March 1987. Prior to February 2004, the Fund's name was "Oppenheimer Quest Balanced Value Fund." Prior to August 16, 2010, the Fund's name was "Oppenheimer Quest Balanced Fund."

Prior to August 16, 2010, the Fund was sub-advised by Oppenheimer Capital, LLC (an indirect wholly-owned subsidiary of Allianz Global Investors of America, L.P.) or an affiliate (none of which are affiliated with OppenheimerFunds, Inc., the Fund's investment adviser).

Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

  create new series and classes of shares;
  reclassify unissued shares into additional series and classes; and
  divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.

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The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Only certain retirement plans may purchase Class N shares. Each class of shares:

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  has its own dividends and distributions;
  pays certain expenses which may be different for the different classes;
  will generally have a different net asset value;
  will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
  votes as a class on matters that affect that class alone.

Each share of each class:

  represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
  is freely transferable;
  has one vote at shareholder meetings, with fractional shares voting proportionally;
  may be voted in person or by proxy at shareholder meetings; and
  does not have cumulative voting rights, preemptive rights or subscription rights.

Class Y Share Availability.

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  Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and to certain institutional investors who have a special agreement with the Distributor.  Class Y shares are also offered to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

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  Class A to Class Y Voluntary Conversion. For shareholders who currently hold Class A shares but are authorized to purchase Class Y shares, those shareholders can convert existing Class A shares to Class Y shares of the same fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, this voluntary conversion of Class A to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

Shareholder Meetings.  As a Massachusetts business trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time, however, on important matters or when required to do so by the Investment Company Act, or other applicable law.

Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.

If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder and Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that, upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Although Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

Board of Trustees and Oversight Committees

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The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts and Federal law. The Board is led by Brian F. Wruble, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940. The Board meets periodically throughout the year to oversee the Fund's activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager. The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees"). Mr. Wruble's practice is to attend all meetings of each of the three Committees of the Board where he participates in deliberation but does not have a vote.

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During the Fund's fiscal year ended October 31, 2010, the Audit Committee held 4 meetings, the Regulatory & Oversight Committee held 5 meetings and the Governance Committee held 4 meetings.

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The members of the Audit Committee are David K. Downes (Chairman), Phillip A. Griffiths, Mary F. Miller, Joseph M. Wikler and Peter I. Wold. The Audit Committee selects an independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund's independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation of certain investments.

The members of the Regulatory & Oversight Committee are Matthew P. Fink (Chairman), David K. Downes, Phillip A. Griffiths, Joel W. Motley, Mary Ann Tynan and Joseph M. Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager's Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee's Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.

The members of the Governance Committee are Joel W. Motley (Chairman), Matthew P. Fink, Mary F. Miller, Mary Ann Tynan and Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund's proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee's Charter.

The Governance Committee's functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.

The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund's shareholders in its consideration of nominees.

Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board's deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.

Each independent trustee/director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's/Director's outside professional experience is outlined in the table of Biographical Information, below.

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Trustees and Officers of the Fund

Except for Mr. Glavin, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as "New York Board Funds"):

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Limited Term New York Municipal Fund	Oppenheimer Quest International Value Fund
Oppenheimer Absolute Return Fund	Oppenheimer Real Estate Fund
Oppenheimer AMT-Free Municipals	Oppenheimer Rising Dividends Fund
Oppenheimer AMT-Free New York Municipals	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Balanced Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Baring SMA International Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer California Municipal Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Select Value Fund
Oppenheimer Global Value Fund	Oppenheimer Series Fund, Inc.
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Small- & Mid- Cap Growth Fund
Oppenheimer Institutional Money Market Fund	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Diversified Fund	Oppenheimer Transition 2010 Fund
Oppenheimer International Growth Fund	Oppenheimer Transition 2015 Fund
Oppenheimer International Small Company Fund	Oppenheimer Transition 2020 Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Transition 2025 Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Transition 2030 Fund
Oppenheimer Master International Value Fund, LLC	Oppenheimer Transition 2040 Fund
Oppenheimer Money Market Fund, Inc.	Oppenheimer Transition 2050 Fund
Oppenheimer Multi-State Municipal Trust	Oppenheimer U.S. Government Trust
Oppenheimer Portfolio Series	Rochester Fund Municipals
Oppenheimer Quest Opportunity Value Fund
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Messrs. Steinmetz, Evans, Memani, Edwards, Gabinet, Glavin, Keffer, Legg, Petersen, Rockmuller, Vandehey, Wixted and Zack and Mss. Bullington, Bloomberg, Ives and Ruffle, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.

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Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.

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As of February 11, 2011, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

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The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

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Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

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Each Independent Trustee has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Brian F. Wruble	Board Chairman	Since 2009
	Trustee	Since 2001
David K. Downes	Trustee	Since 2005
Matthew P. Fink	Trustee	Since 2009
Phillip A. Griffiths	Trustee	Since 2009
Mary F. Miller	Trustee	Since 2009
Joel W. Motley	Trustee	Since 2009
Mary Ann Tynan	Trustee	Since 2009
Joseph M. Wikler	Trustee	Since 2009
Peter I. Wold	Trustee	Since 2009

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Independent Trustees
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (67) Chairman of the Board, Trustee

Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager's parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
David K. Downes (71) Trustee

Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Matthew P. Fink (70) Trustee

Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Mr. Fink has served on the Boards of ceratin Oppenheimer funds since January 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Phillip A. Griffiths (72) Trustee

Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Mary F. Miller (68) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	59
Joel W. Motley (58) Trustee

Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Mary Ann Tynan (65) Trustee

Vice Chair of Board of Trustees of Brigham and Women's/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Joseph M. Wikler (69) Trustee

Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Peter I. Wold (63) Trustee

Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
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Mr. Glavin has served as an Interested Trustee of the Fund since December 2009. Mr. Glavin is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Both as a Trustee and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin's address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

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Interested Trustee and Officer
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
William F. Glavin Jr. (52) Trustee, President and Principal Executive Officer

Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) (since June 2009); Executive Vice President (March 2006 - February 2009) and Chief Operating Officer (July 2007 - February 2009) of Massachusetts Mutual Life Insurance Company (OAC's parent company); Director (May 2004 - March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004 - January 2005), President (January 2005 - March 2006) and Chief Executive Officer (June 2005 - March 2006) of Babson Capital Management LLC; Director (March 2005 - March 2006), President (May 2003 - March 2006) and Chief Compliance Officer (July 2005 - March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003 - March 2006) of Babson Investment Company, Inc.; Director (May 2004 - August 2006) of Babson Capital Europe Limited; Director (May 2004 - October 2006) of Babson Capital Guernsey Limited; Director (May 2004 - March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005 - March 2007) of Baring Asset Management Limited; Director (February 2005 - June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003 - November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006 - September 2006) of C.M. Benefit Insurance Company; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of C.M. Life Insurance Company; President (March 2006 - May 2007) of MassMutual Assignment Company; Director (January 2005 - December 2006), Deputy Chairman (March 2005 - December 2006) and President (February 2005 - March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007 - January 2009) of MML Distributors, LLC.; and Chairman (March 2006 -December 2008) and Chief Executive Officer (May 2007 - December 2008) of MML Investors Services, Inc. Mr. Glavin has served on the Board since December 2009, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.

96
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The addresses of the officers in the charts below are as follows: for Messrs. Steinmetz, Evans, Memani, Edwards, Gabinet, Glavin, Keffer, Rockmuller and Zack and Mss. Bloomberg and Ruffle, Two World Financial Center, 225 Liberty Street, New York, New York 10281, for Messrs. Legg, Petersen, Vandehey and Wixted and Mss. Bullington and Ives, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

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Each of the officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
William F. Glavin, Jr.	President and Principal Executive Officer	Since 2009
Mark S. Vandehey	Vice President and Chief Compliance Officer	Since 2009
Arthur P. Steinmetz	Vice President and Portfolio Manager	Since 2010
George Evans	Vice President and Portfolio Manager	Since 2010
Krishna Memani	Vice President and Portfolio Manager	Since 2010
Benjamin H. Rockmuller	Vice President	Since 2011
Robert G. Zack	Vice President	Since 2011
Thomas W. Keffer	Vice President and Chief Business Officer	Since 2009
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 2009
Brian Peterson	Assistant Treasurer	Since 2009
Stephanie Bullington	Assistant Treasurer	Since 2009
Arthur S. Gabinet	Secretary	Since 2011
Kathleen T. Ives	Assistant Secretary	Since 2009
Lisa I. Bloomberg	Assistant Secretary	Since 2009
Taylor V. Edwards	Assistant Secretary	Since 2009
Randy G. Legg	Assistant Secretary	Since 2009
Adrienne M. Ruffle	Assistant Secretary	Since 2009
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Other Officers of the Fund
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (51), Vice President and Portfolio Manager	Chief Investment Officer, Fixed-Income, of the Manager since April 2009; Executive Vice President of the Manager since October 2009, Director of Fixed-Income Investments of the Manager (January 2009-April 2009) and a Senior Vice President of the Manager (March 1993-September 2009); Vice President of the Fund since August 2010. He is a portfolio manager and an officer of other portfolios in the OppenheimerFunds complex.	5
George Evans (50), Vice President and Portfolio Manager	Vice President of the Manager (since October 1993); Director of International Equities of the Manager (since July 2004); Vice President of the Fund (since 1996). Formerly Vice President of HarbourView Asset Management Corporation (July 1994-November 2001).	4
Krishna Memani (49), Vice President and Portfolio Manager	Senior Vice President and Head of the Investment Grade Fixed Income Team of the Manager (since March 2009). Mr. Memani was a Managing Director and head of the U.S. and European Credit Suisse Securities (August 2002-March 2006). He was a managing Director and Senior Portfolio Manager at Putnam Investments (September 1998-June 2002). An officer of other portfolios in the OppenheimerFunds complex.	22
Benjamin H. Rockmuller (31) Vice President	Vice President of the Fund (since September 2010). Attended the University of Massachusetts at Amherst. He graduated summa cum laude in 2003 with a B.B.A. in Finance and in 2009 received a M.B.A. from New York University's Stern School of Business, with concentrations in Accounting and Finance. Mr. Rockmuller holds the Chartered Financial Analyst designation. An officer of other portfolios in the OppenheimerFunds complex.	5
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Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Thomas W. Keffer (55) Vice President and Chief Business Officer	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management of the Manager (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997).	96
Mark S. Vandehey (60) Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983).	96
Robert G. Zack (62) Vice President

Vice President, Secretary and General Counsel of OAC (since November 2001); Executive Vice President (since January 2004) and General Counsel (from March 2002 to December 2010) of the Manager; General Counsel of the Distributor (from December 2001 to December 2010); General Counsel of Centennial Asset Management Corporation (from December 2001 to December 2010); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (from December 2001 to December 2010); Assistant Secretary (from September 1997 to December 2010) and Director (from November 2001 to December 2010) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (from December 2002 to December 2010); Director of Oppenheimer Real Asset Management, Inc. (from November 2001 to December 2010); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (from December 2001 to December 2010); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. (from November 2001 to December 2010); Executive Vice President, General Counsel and Director of OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (from June 2003 to December 2010); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (from November 2001 to December 2010).

		96
Brian W. Wixted (51) Treasurer and Principal Financial & Accounting Officer

Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008).

		96
Brian Petersen (40) Assistant Treasurer	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002).	96
Stephanie Bullington (34) Assistant Treasurer	Vice President of the Manager (since January 2010); Assistant Vice President of the Manager (October 2005-January 2010); Assistant Vice President of ButterField Fund Services (Bermuda) Limited, part of The Bank of N.T. Butterfield Son Limited (Butterfield) (February 2004-June 2005).	96
Arthur S. Gabinet (52) Secretary

Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		96
Kathleen T. Ives (45) Assistant Secretary

Senior Vice President (since May 2009), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Vice President of the Manager (June 1998-May 2009); Senior Counsel of the Manager (October 2003-May 2008).

		96
Lisa I. Bloomberg (43) Assistant Secretary	Senior Vice President (since February 2010) and Deputy General Counsel (since May 2008) of the Manager; Vice President (May 2004-January 2010) and Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services, Inc.	96
Taylor V. Edwards (43) Assistant Secretary	Vice President (since February 2007) and Associate Counsel (since May 2009) of the Manager; Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Manager; Associate at Dechert LLP (September 2000-December 2005).	96
Randy G. Legg (45) Assistant Secretary	Vice President (since June 2005) and Associate Counsel (since January 2007) of the Manager; Assistant Vice President (February 2004-June 2005) and Assistant Counsel (February 2004-January 2007) of the Manager.	96
Adrienne M. Ruffle (33) Assistant Secretary	Vice President (since February 2007) and Associate Counsel (since May 2009) of the Manager; Assistant Vice President (February 2005-January 2007) and Assistant Counsel (February 2005-April 2009) of the Manager; Associate (September 2002-February 2005) at Sidley Austin LLP.	96
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Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

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As of December 31, 2010
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Brian Wruble	None	Over $100,000
David K. Downes	None	Over $100,000
Matthew P. Fink	None	Over $100,000
Phillip A. Griffiths	Over $100,000	Over $100,000
Mary F. Miller	None	Over $100,000
Joel W. Motley	None	Over $100,000
Mary Ann Tynan	None	None
Joseph M. Wikler	None	Over $100,000
Peter I. Wold	$1 - $10,000	Over $100,000
Interested Trustee
William F. Glavin, Jr.	None	Over $100,000
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Remuneration of the Officers and Trustees. The officers of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2010.

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

Name and Other Fund Position(s) (as applicable)[1]	Aggregate Compensation From the Fund[2]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended October 31, 2010	Year Ended December 31, 2010
Brian F. Wruble	$6,225	$234,000
Chairman of the Board
David Downes	$5,032	$189,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$5,032	$189,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$5,597 [3]	$210,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$4,714 [4]	$177,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$5,032 [5]	$189,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$4,831 [6]	$183,076
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$4,714 [7]	$177,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$4,714 [8]	$177,000
Audit Committee Member and Governance Committee Member

1. Russell S. Reynolds, Jr. retired from the Board on December 31, 2009. During the Fund's fiscal year, Mr. Reynolds was paid $617 by the Fund. For the calendar year ended 2010, Mr. Reynolds was paid total compensation of $32,000 from the fund complex.
2. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
3. Includes $5,597 deferred by Mr. Griffiths under the Compensation Deferral Plan.
4. Includes $2,114 deferred by Ms. Miller under the Compensation Deferral Plan.
5. Includes $460 deferred by Mr. Motley under the Compensation Deferral Plan.
6. Includes $464 deferred by Ms. Tynan under the Compensation Deferral Plan
7. Includes $2,357 deferred by Mr. Wikler under the Compensation Deferral Plan.
8. Includes $4,309 deferred by Mr. Wold under the Compensation Deferral Plan.

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Retirement Plan for Trustees. The New York Board Funds adopted a retirement plan that provided for payments to retired Independent Trustees of up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee needed to serve as director or trustee for any of the New York Board Funds for at least seven years to be eligible for retirement plan benefits and to serve for at least 15 years to be eligible for the maximum benefit. The Board discontinued the retirement plan with respect to new accruals as of December 31, 2006 (the "Freeze Date"). Each Trustee that continued to serve on the Board of any of the New York Board Funds after the Freeze Date (each such Trustee a "Continuing Board Member") was able to elect to have his accrued benefit as of that date (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least seven years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit. The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

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Major Shareholders. As of February 11, 2011 the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:



Name	Address	% Owned	Share Class
Pershing LLC	1 Pershing Plaza, Jersey City, NJ 07399-0001	8.08	A
MLPF&S for the sole benefit of its customers	Attn: Fund Admin, 4800 Deer Lake Dr E Fl 3, Jacksonville, FL 32246-6484	5.16	A
MLPF&S for the sole benefit of its customers	Attn: Fund Admin, 4800 Deer Lake Dr E Fl 3, Jacksonville, FL 32246-6484	20.80	B
MLPF&S for the sole benefit of its customers	Attn: Fund Admin, 4800 Deer Lake Dr E Fl 3, Jacksonville, FL 32246-6484	10.97	C
Pershing LLC	1 Pershing Plaza, Jersey City, NJ 07399-0001	6.04	C
MLPF&S for the sole benefit of its customers	Attn: Fund Admin, 4800 Deer Lake Dr E Fl 3, Jacksonville, FL 32246-6484	5.88	N
Orchard Trust Company LLC	FBO Oppen RecordKeeperPro, 8515 E Orchard Rd, Greenwood Village CO 80111-5002	5.25	N
Taynik & Co	C/O Investors Bank & Trust, PO Box 9130, Boston MA 02117-9130	39.56	Y
Mass Mutual Life Insurance Co	Separate Investment Acct, 1295 State St MIP C105, Springfield MA 01111-0001	35.85	Y
MLPF&S for the sole benefit of its customers	Attn: Fund Admin, 4800 Deer Lake Dr E Fl 3, Jacksonville, FL 32246-6484	9.12	Y
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The Manager

The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

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Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies"). The Manager generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, unless (i) the Proxy Voting Guidelines provide discretion to the Manager on how to vote on the matter; or (ii) to the extent a portfolio manager has requested that OFI vote in a manner inconsistent with the Proxy Voting Guidelines, it is determined that such a request is in the best interest of the Fund and its shareholders and does not pose an actual material conflict of interest; (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent or item (1) (ii), above, is not applicable; and (3) if neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

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  The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
  The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
  The Fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
  The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
  The Fund generally supports proposals to allow shareholders the ability to call special meetings.
  The Fund generally supports proposals to allow or make easier shareholder action by written consent.
  The Fund generally votes against proposals to create a new class of stock with superior voting rights.
  The Fund generally votes against proposals to classify a board.
  The Fund generally supports proposals to eliminate cumulative voting.

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  The Fund generally votes against proposals to establish a new board committee.

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  The Fund generally opposes re-pricing of stock options without shareholder approval.
  The Fund generally supports proposals to require majority voting for the election of directors.
  The Fund generally supports proposals seeking additional disclosure of executive and director pay information.
  The Fund generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.

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  The Fund generally supports "pay-for-performance" and "pay-for-superior-performance standard" proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.

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  The Fund generally supports having shareholder votes on poison pills.
  The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
  In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated. The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

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The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's investment teams provide the portfolio managers with counsel and support in managing the Fund's portfolio.

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The advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

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The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

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Fiscal Year ended 10/31	Management Fee Paid to OppenheimerFunds, Inc.
2008	$30,475,629
2009	$17,598,063
2010	$18,660,448
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The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

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In addition, as described below under "Organization and Management of Wholly-Owned Subsidiary," the Subsidiary has entered into a separate contract with the Manager for the management of the Subsidiary's portfolio. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund's Board of Trustees for such termination.

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Pending Litigation. Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds ("Defendant Funds") advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund's investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses.

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In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys' fees and litigation expenses.

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Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm ("Madoff"). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

In March 2010, what is claimed to be a derivative action on behalf of the Trust was filed in federal district court against the Distributor and several of the Trust's current and retired Trustees. The suit alleges that asset-based payments made under the Fund's 12b-1 Plans or by the Distributor to broker dealers with respect to shares of the Trust (including shares of the Fund) held in accounts of the broker-dealers for their customers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Trust's Trustees, other equitable relief and an award of attorneys' fees and litigation expenses.

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The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.

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Portfolio Managers. The Fund is managed by Arthur Steinmetz, George Evans and Krishna Memani (referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

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  Other Accounts Managed. In addition to managing the Fund's investment portfolio, Mr. Steinmetz, Evans and Mr. Memani also manage other investment portfolios and accounts on behalf of the Manager or its affiliates. The following table provides information regarding those portfolios and accounts as of October 30, 2010. No portfolio or account has an advisory fee based on performance:

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Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed	Total Assets in Other Accounts Managed[2]
Arthur P. Steinmetz	5	$25,957	2	$12 [3]	0	$0
George Evans	4	$7,488	1	$45	0	$0
Krishna Memani	20	$22,741	0	$0	0	$0
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1. In millions.
2. Does not include personal accounts of portfolio manager and his family, which are subject to the Code of Ethics.
3. In thousands.

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As indicated above, the Portfolio Managers may also manage other funds and accounts. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or they may manage funds or accounts with different investment objectives and strategies. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

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Compensation of the Portfolio Managers. The Fund's Portfolio Managers are employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, Fund performance is the most important element of compensation with at least half of annual cash compensation based on relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of the Fund's most recently completed year-end, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and stock appreciation rights in regard to the common stock of the Manager's holding company parent, as well as restricted shares of such common stock. Senior portfolio managers may be eligible to participate in the Manager's deferred compensation plan.

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The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The majority is based on three and five year data, with longer periods weighted more heavily. Below median performance in all three periods' results in an extremely low, and in some cases no, performance based bonus. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Managers.

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The Lipper benchmark used with respect to the Fund is Lipper - Global Flexible Portfolio Funds.

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    Ownership of Fund Shares. As of October 31, 2010, the Portfolio Manager(s) beneficially owned shares of the Fund as follows:

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Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Arthur P. Steinmetz	None
George Evans	None
Krishna Memani	None
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Organization and Management of Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity and financial futures and option contracts, Gold ETFs, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.

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The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Maples Corporate Services Limited, PO Box 309, Ugland House, South Church Street, Grand Cayman, KY1-1104, Cayman Islands. The Subsidiary's affairs are overseen by a board of directors consisting of the following directors:

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Mark Cook: Mark Cook is a Senior Vice President with Maples Finance Limited, a company with offices in the British Virgin Islands, the Cayman Islands, Dubai, Hong Kong, Ireland, Luxembourg and Montreal, that offers a comprehensive range of fiduciary and administrative services to finance vehicles and investment funds. Mr. Cook joined Maples Finance Limited in 2008 and works on a wide range of investment fund and structured finance products, including multi-manager funds, hedge funds, private equity funds and unit trust structures. From 2005 to 2008 Mr. Cook worked with Citco Fund Services (Cayman Islands) Limited where he was a Relationship Manager. From 1998 to 2005 he worked at WHK Greenwoods, Chartered Accountants in Australia where he provided taxation, business and advisory services to a variety of clients including a number in the financial services industry. Mr. Cook holds Bachelors degrees in Commerce and Economics from the University of Queensland, Australia. He is a member of the Australian Institute of Chartered Accountants, the Cayman Islands Society of Professional Accountants, the Cayman Islands Directors Association and holds the designation of Accredited Director granted by Chartered Secretaries Canada.

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Victor Murray: Victor Murray is a Senior Vice President with Maples Finance Limited, a company with offices in the British Virgin Islands, the Cayman Islands, Dubai, Hong Kong, Ireland, Luxembourg and Montreal that offers a comprehensive range of fiduciary and administrative services to finance vehicles and investment funds. Mr. Murray joined Maples Finance Limited in 2007 and is responsible for a wide range of investment fund and structured finance products, including multi-manager funds, hedge funds, private equity funds and unit trust structures. From 2002 to 2007 Mr. Murray worked with Citco Fund Services (Cayman Islands) Limited where he was the in-house counsel advising on a wide range of corporate- and financial services- oriented legal matters. He was also responsible for the corporate governance of a number of complex investment vehicles. Prior to joining Citco, Mr. Murray was in private legal practice as a Solicitor (Lawyer) in Scotland. Mr. Murray graduated from the University of Dundee, Scotland with an LL.B (Bachelor of Laws Degree) and Postgraduate Diploma in Legal Practice. As part of his law degree he studied Investor Protection. Mr. Murray's professional designations include admission as a Solicitor and Notary Public, Scotland and admission as an Attorney-at-Law in the State of New York, USA. He is also a Notary Public for the Cayman Islands. He does not currently practice law in any jurisdiction. Mr. Murray is also a member of the Cayman Islands Directors Association and is currently appointed to its executive committee. He is an Accredited Director by the Chartered Secretaries of Canada. Mr. Murray is currently a resident of the Cayman Islands and has been since 2002.

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Brian W. Wixted: Mr. Wixted's biographical information appears above in the chart "Other Officers of the Fund."

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The Subsidiary has entered into separate contracts with the Manager for the management of the Subsidiary's portfolio. The Subsidiary has also entered into arrangements with KPMG LLP to serve as the Subsidiary's independent auditor. The Subsidiary has also entered into arrangements with Brown Brothers Harriman & Co. to serve as the Subsidiary's custodian, and with OppenheimerFunds Services to serve as the Subsidiary's transfer agent. The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund. The Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

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The Fund pays the Manager a fee for its services. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund's Board of Trustees for such termination. The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. It is also anticipated that the Fund's own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary.

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Please refer to the section titled "Dividends and Taxes" for information about certain tax aspects of the Fund's investment in the Subsidiary.

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Brokerage Policies of the Fund

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Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The advisory agreement authorizes the Manager to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the "best execution" of the Fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

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The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling a fund's shares.

However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision making process may be paid in commission dollars.

Although the Manager currently does not do so, the Board may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

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During the fiscal years ended October 31, 2008, 2009 and 2010, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended October 31, 2010, the Fund paid $1,826,018 in commissions to firms that provide brokerage and research services to the Fund with respect to $1,699,136,092 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

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Fiscal Year ended 10/31	Total Brokerage Commissions Paid by the Fund *
2008	$9,516,099
2009	$4,994,445
2010	$3,495,275
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* Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Arrangements

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges ("CDSCs") retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

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Fiscal Year Ended 10/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]	Concessions on Class A Shares Advanced by Distributor [2]	Concessions on Class B Shares Advanced by Distributor [2]	Concessions on Class C Shares Advanced by Distributor [2]	Concessions on Class N Shares Advanced by Distributor [2]
2008	$1,888,419	$596,946	$47,512	$1,436,281	$167,778	$18,110
2009	$1,133,747	$353,516	$19,000	$816,830	$91,548	$9,407
2010	$1,049,528	$317,958	$13,548	$699,642	$88,555	$13,661
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1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

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2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

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Contingent Deferred Sales Charges
Fiscal Year Ended 10/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
2008	$18,043	$1,542,290	$39,190	$1,433
2009	$2,279	$722,704	$16,334	$843
2010	$1,454	$448,054	$13,270	$936
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Distribution and Service (12b-1) Plans. The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees/Directors, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees/Directors are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.

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Under the plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

A plan continues in effect from year to year only if the Fund's Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.

The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the shareholders of both Class A and Class B, voting separately by class, must approve a proposed amendment to the Class A plan that would materially increase payments under that plan.

At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees/Directors.

While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.

No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.

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Class A Distribution and Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits compensation to the Distributor at a rate of 0.25% of average annual net assets of Class A shares. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

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The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

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Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor calculated at an annual rate of 0.25% of the daily net assets of Class A shares of the Fund. Effective January 1, 2003, the Board set that rate to zero. Prior to that date, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers, dealers and financial institutions.

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For the fiscal year ended October 31, 2010 payments under the Class A service plan totaled $3,990,269, of which $0 was retained by the Distributor under the arrangement described above regarding grandfathered retirement accounts, including $302,707 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

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Class B, Class C and Class N Distribution and Service Plans. Under the Class B, Class C and Class N Distribution and Service Plans (each a "Plan" and together the "Plans"), the Fund pays the asset-based sales charge (the "distribution fee") to the Distributor for its services in distributing Class B, Class C and Class N shares. The distribution fee allows investors to buy Class B, Class C and Class N shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.

Payments under the Plans are made in recognition that the Distributor:

  pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession, pays the service fees in advance or periodically, as described below, may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate, employs personnel to support distribution of Class B, Class C and Class N shares, bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses, may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans, receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees, may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares, may experience increased difficulty selling the Fund's shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

Distribution fees on Class B and Class N shares are generally retained by the Distributor. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B or Class N distribution fees to recipients periodically in lieu of paying the sales concession in advance at the time of purchase. The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients.

Service fees for the first year after Class B, Class C and Class N shares are purchased are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has a special agreement with the Distributor, the Distributor may pay the Class B, Class C or Class N service fees to recipients periodically in lieu of paying the first year fee in advance. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment.

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC's collected on redeemed shares. Those excess expenses are carried over on the Distributor's books and may be recouped from distribution fees paid by the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount that may be carried over from year to year and recouped for certain categories of expenses at 0.70% of annual gross sales of shares of the Fund. The capped expenses under the Plans are (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. If those categories of expenses exceed the capped amount, the Distributor would bear the excess costs. If a Plan were to be terminated by the Fund, the Fund's Board may allow the Fund to continue payments of the distribution fees to the Distributor for its services in distributing shares before the Plan was terminated.

The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class B and Class C expenses by 1.00% and increase the annual Class N expenses by 0.50% of net assets.

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Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 10/31/10
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$3,085,357	$1,956,529	$47,676	$29,565,101	10.66%
Class C Plan	$3,652,950	$134,645	$140,772	$31,868,047	8.77%
Class N Plan	$356,612	$81,314	$22,111	$6,126,365	8.84%
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All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.

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Payments to Financial Intermediaries

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Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also as described in this SAI. In addition, the Manager and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Manager or the Distributor. The payments to financial intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

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Types of payments to financial intermediaries may include, and the Fund or an investor buying or selling Fund shares may pay, without limitation, all or portions of the following:

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  an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the "More About Your Account" section in the Prospectus);

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  ongoing asset-based distribution and/or service fees (described in the section "Distribution and Service Arrangements - Distribution and Service (12b-1) Plans" above);

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  shareholder servicing expenses that are paid from Fund assets to reimburse the Manager or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).

In addition, the Manager or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Manager derives from investment advisory fees paid by the Fund. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law. These payments are often referred to as "revenue sharing" payments, and may include:

  compensation for marketing support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;

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  other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.

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Although a broker or dealer that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, the Manager does not consider a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

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  transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
  program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
  placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or
  firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

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For the year ended December 31, 2010, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Manager or the Distributor for marketing or program support:

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A.G. Edwards and Sons, Inc.	H.D. Vest Investment Services, Inc.	Prime Capital Services, Inc.
Aetna Life Insurance & Annuity Company	Hartford Life & Annuity Insurance Company	Primevest Financial Services, Inc.
AIG Advisor Group, Inc.	Independent Financial Group, LLC	Proequities, Inc.
Allianz Life Insurance Company	ING Financial Advisers, LLC	Protective Group Securities, Inc.
Allstate Financial Services LLC	ING Financial Partners, Inc.	Protective Life and Annuity Insurance Company
Allstate Life Insurance Company	Invest Financial Corporation	Pruco Securities, LLC
American Enterprise Life Insurance Company	Jackson National Life Insurance Company	Prudential Investment Management Services, Inc.
American General Annuity Insurance Company	Janney Montgomery Scott LLC	Raymond James & Associates, Inc.
American Portfolios Financial Services, Inc.	Jefferson Pilot Securities Corporation	Raymond James Financial Services, Inc.
American United Life Insurance Company	JJB Hillard W.L. Lyons, Inc.	RBC Capital Markets Corporation
Ameriprise Advisor Services, Inc.	JP Morgan Securities, Inc.	RBC Dain Rauscher
Ameriprise Financial Services, Inc.	Kemper Investors Life Insurance Company	Retirement Plan Consultants
Ameritas Life Insurance Company	Key Investment Services LLC	Robert W. Baird & Co.
AXA Advisors, LLC	KMS Financial Services Inc.	Royal Alliance Associates, Inc.
AXA Equitable Life Insurance Company	Legend Equities Corporation	Sagepoint Financial Advisors
Banc of America Investment Services, Inc.	Lincoln Financial Advisors Corporation	Securities America, Inc.
Cadaret Grant & Co.	Lincoln Financial Securities Corporation	Security Benefit Life Insurance Company
Cambridge Investment Research, Inc.	Lincoln Investment Planning, Inc.	Sigma Financial Corp.
CCO Investment Services Corporation	Lincoln National Life Insurance Company	Signator Investments, Inc.
Charles Schwab & Co., Inc.	LPL Financial Corporation	State Farm VP Management Corp.
Chase Investment Services Corporation	Manulife Financial	Stifel, Nicolaus & Company, Inc.
Citigroup Global Markets, Inc.	Massachusetts Mutual Life Insurance Company	Sun Life Financial Distributors, Inc.
CitiStreet Advisors LLC	MassMutual Financial Group	Sun Life Insurance Company
Citizens Bank of Rhode Island	Merrill Lynch Pierce Fenner & Smith Inc.	Sun Trust Securities, Inc.
C.M. Life Insurance Company	MetLife Investors Insurance Company	Sunamerica Securities, Inc.
Commonwealth Financial Network	MetLife Securities, Inc.	SunTrust Bank
CUNA Brokerage Services, Inc.	MML Investor Services, Inc.	Suntrust Investment Services, Inc.
CUSO Financial Services, LP	Morgan Stanley & Co., Incorporated	TD Ameritrade Clearing, Inc.
Direct Services LLC	Morgan Stanley Smith Barney LLC	The Hartford/Planco
Edward D. Jones and Company, LP	Multi-Financial Securities Corporation	The Investment Center, Inc.
Essex National Securities, Inc.	Mutual Funds Against Cancer	Thrivent Financial for Lutherans
Federal Kemper Life Assurance Company	National Planning Corporation	Thrivent Investment Management, Inc.
Financial Network Investment Corporation	National Retirement Partners, Inc.	Transamerica Life Insurance Co.
Financial Services Corporation	Nationwide Financial Services, Inc.	UBS Financial Services, Inc.
First Allied Securities, Inc.	New England Securities, Inc.	Union Central Life Insurance Company
First Clearing LLC	NFP Securities Inc.	USI Securities, Inc.
First Global Capital Corporation	North Ridge Securities Corp.	Valic Financial Advisors, Inc.
FSC Securities Corporation	Northwestern Mutual Investment Services	Vanderbilt Securities LLC
GE Life and Annuity Company	NRP Financial, Inc.	VSR Financial Services, Inc.
Geneos Wealth Management, Inc.	Oppenheimer & Co. Inc.	Wachovia Securities, LLC
Genworth Financial, Inc.	Pacific Life Insurance Co.	Walnut Street Securities, Inc.
Great West Life Insurance Company	Park Avenue Securities LLC	Wells Fargo Advisors, LLC
Guardian Insurance & Annuity Company	Pershing LLC	Wells Fargo Investments, LLC
H. Beck, Inc.	PFS Investments, Inc.	Woodbury Financial Services, Inc.
PlanMember Securities Corp.
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For the year ended December 31, 2010, the following firms (which in some cases are broker-dealers) received payments from the Manager or Distributor (of at least $2,500) for administrative or other services provided (other than revenue sharing arrangements), as described above:

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Acensus, Inc.	First Clearing LLC	National Financial Services LLC
ACS HR Solutions LLC	First Global Capital Corporation	New York Life Insurance and Annuity Company
ADP Broker-Dealer, Inc.	First Trust Corp.	Northwest Plan Services Inc.
Aegon USA	GE Financial Assurance	Oppenheimer & Co. Inc.
Aetna Life Insurance & Annuity Company	GE Life and Annuity Company	Pershing LLC
Alliance Benefit Group	Geller Group Ltd.	Phoenix Life Insurance Company
Allianz Life Insurance Company	Genworth Financial, Inc.	Plan Administrators Inc.
American Diversified Distribution, LLC	Great West Life Insurance Company	PlanMember Securities
American Enterprise Life Insurance	Guardian Insurance & Annuity Company	Primevest Financial Services, Inc.
American Funds	H&R Block Financial Advisors, Inc.	Principal Life Insurance
American General Annuity Insurance Company	H.D. Vest Investment Services, Inc.	Protective Life and Annuity Insurance Company
American United Life Insurance Co.	Hartford Life Insurance Company	Prudential Investment Management Services, Inc.
Ameriprise Financial Services, Inc.	Hewitt Associates LLC	PSMI Group
Ameritas Life Insurance Company	ICMA-RC Services LLC	Raymond James & Associates, Inc.
Ameritrade, Inc.	Ingham Group	Reliance Trust Co.
Annuity Investors Life Insurance Company	Interactive Retirement Systems	Robert W. Baird & Co.
AST Trust Company	Intuition Systems, Inc.	RSM McGladrey, Inc.
AXA Equitable Life Insurance Company	Investmart	Scott & Stringfellow, Inc.
Benefit Administration Co.	Janney Montgomery Scott LLC	Scottrade, Inc.
Benefit Consultants Group	JJB Hillard W. L. Lyons, Inc.	Security Benefit Life Insurance Company
Benefit Plans Administrative Services, Inc.	John Hancock Life Insurance Company	Southwest Securities, Inc.
Boston Financial Data Services, Inc.	JP Morgan Securities, Inc.	Standard Insurance Co.
Ceridian	July Business Services	Standard Retirement Services, Inc.
Charles Schwab & Co., Inc.	Kemper Investors Life Insurance Company	Stanton Group, Inc.
Citigroup Global Markets Inc.	Lincoln Benefit National Life	Sterne Agee & Leach, Inc.
CitiStreet Advisors LLC	Lincoln Financial Advisors Corporation	Stifel Nicolaus & Company, Inc.
Clark Consulting	Lincoln Investment Planning Inc.	Sun Trust Securities, Inc.
CPI Qualified Plan Consultants	LPL Financial Corporation	T. Rowe Price
CUNA Mutual Insurance Society	Marshall & Ilsley Trust Company, Inc.	The Princeton Retirement Group
DA Davidson & Co.	Massachusetts Mutual Life Insurance Company	The Retirement Plan Company, LLC
Daily Access. Com, Inc.	Matrix Settlement & Clearance Services	Transamerica Retirement Services
Davenport & Company, LLC	Mercer HR Services	UBS Financial Services, Inc.
David Lerner Associates, Inc.	Merrill Lynch Pierce Fenner & Smith Inc.	Unified Fund Services, Inc.
Digital Retirement Solutions	Mesirow Financial, Inc.	Union Bank & Trust Company
Diversified Advisors Investments Inc.	MG Trust	US Clearing Co.
DR, Inc.	Mid Atlantic Capital Co.	USAA Investment Management Co.
Dyatech, LLC	Milliman, Inc.	USI Consulting Group
E*TRADE Clearing LLC	Minnesota Life Insurance Company	Valic Financial Advisors, Inc.
Edward D. Jones and Company, LP	Mony Life Insurance Company of America	Vanguard Group
ExpertPlan.com	Morgan Stanley & Co., Incorporated	Wachovia Securities, LLC
Federal Kemper Life Assurance Company	Morgan Stanley Dean Witter	Wedbush Morgan Securities
Fidelity Brokerage Services, LLC	Mutual of Omaha Insurance Company	Wells Fargo Bank NA
Fidelity Investments Institutional Operations Co.	National City Bank	Wells Fargo Investments, LLC
Financial Administrative Services Corporation	National Deferred Compensation	Wilmington Trust Company
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Performance of the Fund

Explanation of Performance Calculations. The use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. The Fund's performance data in advertisements must comply with rules of the SEC, which describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. The Fund may use a variety of performance calculations, including "cumulative total return," "average annual total return," "average annual total return at net asset value," and "total return at net asset value." How these types of returns are calculated are described below.

Total Return Information. "Total return" is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class will differ and are measured separately.

There are different types of "total returns." "Cumulative total return" measures the change in value over the entire period (for example, ten years). "Average annual total return" shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses the methodology prescribed by the SEC to calculate its standardized total returns.

In calculating the Fund's total returns, the following sales charges are applied unless the returns are shown at "net asset value" as described below:

  For Class A shares the current maximum sales charge of 5.75% as a percentage of the offering price is deducted from the initial investment ("P" in the formula below).
  For Class B shares, the CDSC for the applicable period is deducted: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.
  For Class C shares, the 1.0% CDSC is deducted for returns for the one-year period.
  For Class N shares, the 1.0% CDSC is deducted for returns for the one-year and life of class periods, as applicable.
  There is no sales charge on Class Y shares.

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The Fund's returns are calculated based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formulas below) held for a number of years ("n" in the formulas).

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  Average Annual Total Return. The "average annual total return" for each class is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions are reinvested, results in an Ending Redeemable Value ("ERV") according to the following formula:

  Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions, adjusted to show the effect of federal taxes calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date, are reinvested, results in an ending value ("ATVD") according to the following formula:

  Average Annual Total Return (After Taxes on Distributions and Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions, adjusted to show the effect of federal taxes calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date, are reinvested, results in an ending value ("ATVDR") after taking into account the effect of capital gains taxes or capital loss tax benefits resulting from the redemption of the shares at the end of the period, each calculated using the highest federal individual capital gains tax rate in effect on the redemption date, according to the following formula:

  Cumulative Total Return. The "cumulative total return" measures the change in value of a hypothetical investment over an entire period of years using some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined according to the following formula:

  Total Returns at Net Asset Value. From time to time the Fund may also quote cumulative or average annual total returns for Class A, Class B, Class C or Class N shares "at net asset value" without deducting the front-end sales charge or CDSC, based on the difference in net asset value per share at the beginning and, taking into consideration the reinvestment of dividends and capital gains distributions, at the end of the specified period.
  Hypothetical Investment Accounts. Fund advertisements or sales literature may also, from time to time, include performance of a hypothetical investment account that includes the total return of shares of the Fund and other Oppenheimer funds as part of an illustration of an asset allocation model or similar presentation.

A number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

  Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
  The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
  The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
  When an investor's shares are redeemed, they may be worth more or less than their original cost.
  An investment in the Fund is not insured by the FDIC or any other government agency.

Performance Data. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by visiting the OppenheimerFunds website at www.oppenheimerfunds.com or by calling the Fund's Transfer Agent at the telephone number shown on the cover of this SAI.

The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

On August 16, 2010, the Fund changed certain of its non-fundamental investment policies in connection with a change from a balanced strategy to a global allocation strategy and as a result, the Fund changed its name from "Oppenheimer Quest Balanced Fund" to "Oppenheimer Global Allocation Fund." Prior to August 16, 2010, the Fund was subadvised by Oppenheimer Capital LLC (an indirect wholly-owned subsidary of Allianz Global Investors of America L.P.) or an affilate (none of which are affiliated with OppenheimerFunds, Inc., the Fund's investment adviser). The performance information shown reflects the Fund's operations prior to the change in the investment advisory arrangement and investment policies.

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The Fund's Total Returns for the Periods Ended 10/31/10
	Cumulative Total Returns		Average Annual Total Returns
	10 Years or life of class, if less		1 Year		5 Years		10 Years or life of class, if less
Class of Shares	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge
Class A1	23.77%	31.31%	9.75%	16.44%	0.79%	1.99%	2.16%	2.76%
Class B2	25.83%	25.83%	10.45%	15.45%	0.88%	1.20%	2.32%	2.32%
Class C3	22.53%	22.53%	14.55%	15.55%	1.26%	1.26%	2.05%	2.05%
Class N4	21.49%	21.49%	15.09%	16.09%	1.73%	1.73%	2.03%	2.03%
Class Y5	36.44%	36.44%	16.80%	16.80%	2.36%	2.36%	3.16%	3.16%
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Average Annual Total Returns for Class A Shares (After Sales Charge) for the Periods Ended 10/31/10 [1]
	1 Year	5 Year	10 Year
After Taxes on Distributions	9.56%	(0.44%)	1.18%
After Taxes on Distributions and Redemption of Fund Shares	6.43%	0.21%	1.40%
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1. Inception of Class A: 11/01/91
2. Inception of Class B: 09/01/93
3. Inception of Class C: 09/01/93
4. Inception of Class N: 03/01/01
5. Inception of Class Y: 05/01/00

Other Performance Comparisons. In its Annual Report to shareholders, the Fund compares its performance to that of one or more appropriate market indices. You can obtain that information by visiting the OppenheimerFunds website at www.oppenheimerfunds.com or by calling the Fund's Transfer Agent at the telephone number shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. The following are examples of some of those comparisons.

     Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its share classes by Lipper, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors and ranks the performance of regulated investment companies for various periods in categories based on investment styles. Lipper also publishes "peer-group" indices and averages of the performance of all mutual funds in particular categories.

     Morningstar Ratings. From time to time the Fund may publish the "star ratings" of its classes of shares by Morningstar, Inc. ("Morningstar"), an independent mutual fund monitoring service that rates and ranks mutual funds within their specialized market sectors. Morningstar proprietary star ratings reflect risk-adjusted historical total investment returns for funds with at least a three-year performance history. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

     Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's or other similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar or the Fund's performance may be compared to the performance of various market indices, other investments, or averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services. The Fund's advertisements and sales literature may also include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions, for example:

  information about the performance of certain securities or commodities markets or segments of those markets, information about the performance of the economies of particular countries or regions, the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions, the availability of different types of securities or offerings of securities, information relating to the gross national or gross domestic product of the United States or other countries or regions, comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent by third parties, including comparisons of investor services provided to shareholders of the Oppenheimer funds to those provided by other mutual fund families selected by the rating or ranking services. Those comparisons may be based on the opinions of the rating or ranking service itself, using its research or judgment, or may be based on surveys of investors, brokers, shareholders or others.

Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions, including certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits or instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. Government.

About Your Account

The Fund's Prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value ("NAV") per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than NYSE members may conduct trading in certain securities on days that the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the close of the principal market on which a security is traded, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager learns of the event and determines that the event is likely to cause a material change in the value of the security. The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations under those procedures to the Manager's "Valuation Committee". Fair value determinations by the Manager are subject to review, approval, ratification and confirmation by the Board at its next scheduled meeting after the fair valuations are determined.

Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

  Equity securities traded on a U.S. securities exchange are valued as follows:
  if "last sale" information is regularly reported on the principal exchange on which a security is traded, it is valued at the last reported sale price on that day, or if "last sale" information is not available on a valuation date, the security is valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date, or if "last sale" information is not available on a valuation date, and the last reported sale price for the security preceding the valuation date is not within the spread of the closing "bid" and "asked" prices on the valuation date, the security is valued at the closing "bid" price on the valuation date.
  Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
  at the last sale price available to the pricing service approved by the Board, or at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded, or on the basis of reasonable inquiry, from two market makers in the security.
  Long-term debt securities having a remaining maturity of more than 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
  The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
  debt instruments that have a maturity of more than 397 days when issued, debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

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  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

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  Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker, or the "bid" price if no "asked" price is available.

In the case of U.S. Government securities, mortgage-backed securities, corporate bonds and foreign government securities, the Manager may use pricing services approved by the Board when last sale information is not generally available. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services valuations. That monitoring may include comparing prices used for portfolio valuation to the actual sale prices of selected securities.

Foreign currency, including forward contracts, is valued and securities that are denominated in foreign currency are converted to U.S. dollars, using the closing prices in the New York foreign exchange market or that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable.

Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board or by the Manager. If there were no sales on the valuation date, those investments are valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If the last sale price on the preceding trading day is not within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date, the value shall be the closing "bid" price. If the put, call or future is not traded on an exchange, it shall be valued at the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases the "bid" price may be used if no "asked" price is available.

When the Fund sells an option, an amount equal to the premium the Fund receives is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put sold by the Fund is exercised, the proceeds are increased by the premium received. If a call or put sold by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium that was paid by the Fund.

Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allotted equally to each outstanding share within a given class.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

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Oppenheimer AMT-Free Municipals	Money Market Funds:
Oppenheimer AMT-Free New York Municipals	Oppenheimer Cash Reserves
Oppenheimer Balanced Fund	Oppenheimer Institutional Money Market Fund
Oppenheimer Core BondFund	Oppenheimer Money Market Fund, Inc.
Oppenheimer California Municipal Fund
Oppenheimer Capital AppreciationFund	Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund	Oppenheimer Portfolio Series:
Oppenheimer Commodity Strategy Total Return Fund	Active Allocation Fund
Oppenheimer Corporate Bond Fund	Equity Investor Fund
Oppenheimer Currency Opportunities Fund	Conservative Investor Fund
Oppenheimer Developing Markets Fund	Moderate Investor Fund
Oppenheimer Discovery Fund	Oppenheimer Portfolio Series Fixed Income Active
Oppenheimer Emerging Markets Debt Fund	Allocation Fund
Oppenheimer Equity Fund, Inc.	Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Quest International Value Fund
Oppenheimer Global Fund	Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Allocation Fund	Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer International Small Company Fund	Oppenheimer Rochester National Municipals
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Main Street Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Main Street Select Fund	Oppenheimer Select Value Fund
Oppenheimer Main Street Small- & Mid-Cap Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer LifeCycle Funds:	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Transition 2010 Fund	Oppenheimer U.S. Government Trust
Oppenheimer Transition 2015 Fund	Oppenheimer Value Fund
Oppenheimer Transition 2020 Fund	Limited-Term New York Municipal Fund
Oppenheimer Transition 2025 Fund	Rochester Fund Municipals
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
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Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares – to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses. Appendix A to this SAI includes additional information regarding certain of these sales charge reductions and waivers.

A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G and Class H units of advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor.

A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.

If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

Terms of Escrow That Apply to Letters of Intent .

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   1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

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   2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

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   3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "The OppenheimerFunds Exchange Privilege"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

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   4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

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   5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

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   6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

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Class A Shares Purchased with Proceeds from Certain Retirement Plans. Class A shares of the Fund may be purchased at net asset value with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. No sales concessions will be paid to the broker-dealer of record on sales of such Class A shares, whether or not they are subject to a CDSC as described in the Prospectus. Additionally, no concession will be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by a retirement plan for more than 18 months.

Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS' interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

Availability of Class N Shares. In addition to the types of retirement plans which may purchase Class N shares that are described in the Prospectus, Class N shares also are offered to the following:

  to all rollover IRAs (including SEP IRAs and SIMPLE IRAs), to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase Pension Plans,
  to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans, to all trustee-to-trustee IRA transfers,
  to all 90-24 type 403(b) transfers,
  to Group Retirement Plans (as defined in Appendix A to this SAI) which have entered into a special agreement with the Distributor for that purpose, to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor, to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more, to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets, to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

  purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and

No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the NYSE. The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

Dividends will begin to accrue on the shares purchased through the ACH system on the business day the Fund receives Federal Funds before the close of the NYSE. The proceeds of ACH transfers are normally received by the Fund three days after a transfer is initiated. If Federal Funds are received on a business day after the close of the NYSE, dividends will begin to accrue on the next regular business day. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

The minimum purchase through AccountLink is generally $50, however for accounts established prior to November 1, 2002 the minimum purchase is $25.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.

An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under an Asset Builder Plan is $50, except that for Asset Builder Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery (eDocs Direct)" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for instructions.

How to Sell Shares

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.

Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.

Requests for distributions from OppenheimerFunds-sponsored IRA's, SEP-IRA's, SIMPLE IRA's, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:

  state the reason for the distribution;
  if the distribution is premature, state the owner's awareness of tax penalties; and
  conform to the requirements of the plan and the Fund's other redemption requirements.

Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.

Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.

Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose Class B, Class C or Class N account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Prospectus will be followed in determining the order in which the shares are transferred.

Minimum Balance Fee. As stated in the Prospectus, a $12 annual "Minimum Balance Fee" is assessed on each Fund account with a share balance of less than $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

  A fund account whose shares were acquired after September 30th of the prior year;
  A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new Class A share account balance may become subject to the Minimum Balance Fee;

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  Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I Want To," or call 1.888.470.0862 for instructions);
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  A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
  Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system in Networking level 1 and 3 accounts;
  Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
  Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs;
  A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted; and
  Accounts held in the OppenheimerFunds Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

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The Fund reserves the authority to modify the Minimum Balance Fee in its discretion.

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Involuntary Redemptions. The Fund's Board has the right to involuntarily redeem shares held in any account with an aggregate net asset value of less than $500. The Board may change the amount of the aggregate net asset value to which an involuntary redemption may apply. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the $500 minimum solely as a result of market fluctuations. If the Board exercises this right, it may also determine the requirements for any notice to be given to the shareholders (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Reinvestment Privilege. Within six months after redeeming Class A or Class B shares, a shareholder may reinvest all or part of the redemption proceeds without a sales charge if:

  An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed; or
  The Class B CDSC was paid on the redeemed Class B shares.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares" below. This privilege does not apply to Class C, Class N or Class Y shares or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.

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Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days after the payment of the sales charge, in certain circumstances, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.

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How to Exchange Shares

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Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.

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As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.

You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.

The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in "Reinvestment Privilege," above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.

How Exchanges Affect Contingent Deferred Sales Charges. A CDSC is imposed on exchanges of shares in the following cases:

  The Class A CDSC is imposed on the redemption of Class A shares acquired by the exchange of Class A shares that are subject to a Class A CDSC, if the acquired shares are redeemed within 18 months measured from the beginning of the calendar month in which the exchanged Class A shares were purchased.

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  The Class A CDSC is imposed on the redemption of Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by the exchange of Class A shares that are subject to a Class A CDSC, if the acquired shares are redeemed within the holding period applicable to the exchanged Class A shares.

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  The Class B CDSC is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged shares, except:
      With respect to Class B shares of Oppenheimer Limited Term California Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior Floating Rate Fund acquired by exchange, the Class B CDSC is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

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  The Class C CDSC is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged shares.
  A 1% Class N CDSC will be imposed on Class N shares held in retirement plans (not including IRAs and 403(b) plans) if the retirement plan is terminated or if Class N shares of all Oppenheimer funds are terminated as an investment option of the plan, if the shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.
  A 1% Class N CDSC will be imposed on Class N shares held in IRA's or 403(b) plans if they are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.

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When Class B, Class C or Class N shares are exchanged, the priorities for the imposition of the CDSC described in "About Your Account" in the Prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of remaining shares.

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Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

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Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in "The OppenheimerFunds Exchange Privilege" section in the Prospectus.

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The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic exchanges. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.

Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the close of the NYSE (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.

Shares that are subject to a restriction cited in the Prospectus or this SAI and shares covered by a share certificate that is not tendered will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.

Distributions and Taxes

Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions ("distributions") and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund's portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.

Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Distributions on Class B, Class C and Class N shares are expected to be lower than distributions on Class A shares and Class Y shares because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Money Market Fund, Inc. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating Fund-level corporate income tax that would otherwise be imposed on such income. Qualification as a RIC also allows the Fund, under certain conditions, to characterize the distributions made to its shareholders as composed of specific types of tax-favored income such as corporate dividends, capital gains and tax-exempt interest.

Even though the Fund expects to continue to qualify as a RIC, to the extent that it distributes less than all of its income, the Fund may still be subject to a corporate income tax and an excise tax. In addition, any investment income received from a foreign source may be subject to foreign withholding taxes, although the rate of any such withholding tax may be reduced under an income tax treaty if the Fund qualifies for the benefits of the treaty. If possible, the Fund will operate so as to qualify for such reduced rates, Any foreign withholding taxes will reduce the Fund's income and capital gain. The Fund may also be subject to corporate income tax and a penalty on distributions or gains from "passive foreign investment companies" (described below) even if those amounts are distributed to the Fund's shareholders.

Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

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     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

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     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. Government securities, securities of other RIC's, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. Government securities and the securities of other RIC's), (2) the securities of two or more issuers (other than the securities of other RIC's) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government are treated as U.S. Government securities.

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     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain minus its net long-term capital loss.

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Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions may qualify for the maximum 15% tax rate on dividend income (for taxable years beginning before 2013) and, in the case of corporations, they may qualify for the dividends-received deduction.

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Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund's holding period in its investments, change the character of, or accelerate, the Fund's income, defer or disallow the Fund's deductions and losses, and compel the Fund to report as taxable income mere increases in the value of its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund's distributions. Or part of an "interest" payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.

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Certain positions in the Fund's portfolio may have to be "marked-to-market," (that is, treated as if they were sold and repurchased on the last day of the Fund's taxable year). Such "deemed sales" under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules while remaining qualified for treatment as a RIC.

Passive Foreign Investment Companies. If the Fund invests in a "passive foreign investment company" ("PFIC"), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year's ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund's actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and a penalty that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and penalties would reduce the investment return of the Fund.

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If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF") and, in lieu of the tax consequences described above, the Fund would be required to include in each year's income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund. Those amounts would be treated as taxable income for purposes of the 90% dividends distributions test and the excise tax mentioned above.

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Alternatively, if the Fund invests in a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue Service (the "IRS"). By making the election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC's stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test and for excise tax purposes (discussed below).

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Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce the amount available for shareholder distributions.

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Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will be treated as a return of capital to the extent of each shareholder's basis in his or her shares, and any remaining amounts will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital.

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Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, the Fund's ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on "qualified dividend income" as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will be based on how much of that income the Fund earns for the taxable year in accordance with the IRS rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund's taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.

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     Distributions Derived from Dividends. For the Fund's corporate shareholders to claim the dividends-received deduction against the Fund's distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund's shares for at least 46 days during a specified period that includes the portfolio stock's ex-dividend date and (2) does not debt finance its investment in the Fund's shares. To the extent the Fund's distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.

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Special rules also apply to regular dividends paid to a non-corporate shareholder during the shareholder's taxable years beginning before 2013. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder's net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund's gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund's gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund's qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.

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"Qualified dividend income" generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. It also includes dividends received with respect to the stock of a foreign corporation provided the stock is readily tradable on an established U.S. securities market. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include "payments in lieu of dividends" received in securities lending transactions or dividends received from a real estate investment trust ("REIT") or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such REIT or RIC. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

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     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

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  certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. Government, or its agencies and instrumentalities);
  income from loans of portfolio securities;
  income or gains from options or futures;
  any net short-term capital gain; and
  any market discount accrual on tax-exempt bonds.

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     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

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If the Fund elects to retain its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

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For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

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     Foreign Source Income. Investment income that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit the amount against the shareholder's U.S. federal income tax due, or deduct the amount from his or her U.S. taxable income. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.

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Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year can not exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder's taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).

As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder's proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.

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All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder exercises the exchange privilege within 90 days after acquiring Fund shares, in certain circumstances, any loss that the shareholder recognizes on the exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange privilege. Such sales charge will be treated as an amount paid for the new shares.

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Backup Withholding. The Fund will be required in certain cases to withhold 28% (currently scheduled to increase to 31% after 2012) of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

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Taxation of Foreign Shareholders. Taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. "Foreign shareholders" include, but are not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

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If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status, the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

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For taxable years of the Fund beginning before January 1, 2012, properly reported dividends are generally exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

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The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

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Under recently-enacted legislation, payments after 2012 of dividends on, and gross proceeds from the redemption of, shares of the Fund made to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

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Recently-enacted legislation imposes information reporting requirements on individuals that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect to understatements of tax attributable to undisclosed foreign financial assets. This information reporting requirement is generally applicable for taxable years beginning after March 18, 2010. The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in the Fund's investments.

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Tax Considerations with Respect to the Subsidiary. The Fund may invest a portion of its assets in the Subsidiary, which is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary's securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

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In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business (or lower tax treaty rate), generally payable through withholding. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

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The Subsidiary is wholly-owned by the Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the Fund is a U.S. person that owns all of the stock of the Subsidiary, the Fund is a "U.S. Shareholder" and the Subsidiary is a CFC. As a "U.S. Shareholder," the Fund is required to include in gross income for United States federal income tax purposes all of the Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund's recognition of the Subsidiary's "subpart F income" will increase the Fund's tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund's tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income.

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In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in the Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

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Tax Shelter and Other Reporting Requirements . If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

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Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

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The Custodian. Brown Brothers Harriman & Co. (BBH) is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. As a bank regulated by the New York State Banking Department, BBH is not an FDIC insured bank. As such, the Fund's cash balances with BBH are not protected by the Federal Deposit Insurance Corporation ("FDIC").

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Independent Registered Public Accounting Firm.  KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Appendix A

OppenheimerFunds Special Sales Charge Arrangements and Waivers

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In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B, Class C or Class N shares may be waived. That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

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For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

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  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
  non-qualified deferred compensation plans,
  employee benefit plans,1
  Group Retirement Plans,2
  403(b)(7) custodial plan accounts, and
  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

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The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

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There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A CDSC if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester National Municipals and Rochester Fund Municipals shares purchased prior to 10/22/07) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."3 This waiver provision applies to:

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  Purchases of Class A shares aggregating $1 million or more ($250,000 or more for certain Funds).

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  Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
  Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
  Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date of the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

  The Manager or its affiliates.
  Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons  and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
  Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
  A unit investment trust that has entered into an appropriate agreement with the Distributor.
  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.
  Purchases of Class A shares by former shareholders of Atlas Strategic Income Fund in any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.

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  Purchases of Class A shares by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan in any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund, Inc. may exchange.

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B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

      1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

  Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
  Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
  Shares purchased in amounts of less than $5.

      2. Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):

  Retirement Plans that have $5 million or more in plan assets.
  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:


  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
  To return excess contributions.
  To return contributions made due to a mistake of fact.
  Hardship withdrawals, as defined in the plan.4
  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.
  Separation from service.5
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.


  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N CDSCs will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N CDSCs will be waived for redemptions of shares in the following cases:

  Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
  The CDSCs are generally not waived following the death or disability of a grantor or trustee for a trust account. The CDSCs will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
  Redemptions of Class B shares by a Retirement Plan that is either created or qualified under Section 401(a) or 401(k) (excluding owner-only 401(k) plans) of the Internal Revenue Code or that is a non-qualified deferred compensation plan, either (1) purchased after June 30, 2008, or (2) beginning on July 1, 2011, held longer than three years.
  Redemptions by owner-only 401(k) plans of Class B shares purchased after June 30, 2008.
  Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.


  Distributions6 from Retirement Plans or other employee benefit plans for any of the following purposes:


  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
  To return excess contributions made to a participant's account.
  To return contributions made due to a mistake of fact.
  To make hardship withdrawals, as defined in the plan.4
  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.7
  On account of the participant's separation from service.8
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.


  Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.Waivers for Shares Sold or Issued in Certain Transactions.

The CDSC is also waived on Class B, Class C and Class N shares sold or issued in the following cases:

  Shares sold to the Manager or its affiliates.
  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Shares issued in plans of reorganization to which the Fund is a party.
  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Former Shareholders of Quest for Value Funds

For shareholders of the Quest for Value Funds who acquired shares prior to November 24, 1995 and still hold those shares (or shares of an Oppenheimer fund into which any Quest for Value Fund was reorganized), any initial and contingent deferred sales charges will be waived if requested by the shareholder.


V. Special Sales Charge Arrangements for Former Shareholders of Connecticut Mutual Investment Accounts, Inc.

For shareholders of the Connecticut Mutual Investment Accounts who acquired shares prior to March 1, 1996 and still hold those shares (or shares of an Oppenheimer fund into which any Connecticut Mutual Investment Account was reorganized), any initial and contingent deferred sales charges will be waived if requested by the shareholder.

VI. Special Sales Charge Arrangements for Former Shareholders of Advance America Funds, Inc.

For shareholders of the Advanced America Funds who acquired shares prior to October 18, 1991 and still hold those shares (or shares of an Oppenheimer fund into which any Advanced American Fund was reorganized), any initial and contingent deferred sales charges will be waived if requested by the shareholder.

Footnotes to Appendix A:


1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.


2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.


3. However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.


4. This provision does not apply to IRAs.


5. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.


6. The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.


7. This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.


8. This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.


Appendix B

Ratings Definitions

Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS – TAXABLE DEBT)

These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
  Nature of and provisions of the obligation; and
  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" is currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" is currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment-Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment-grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Quest for Value Funds:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Allocation Fund, formerly Oppenheimer Quest Balanced Fund (one of the portfolios constituting the Oppenheimer Quest for Value Funds), including the statement of investments, as of October 29, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 29, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Allocation Fund as of October 29, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Denver, Colorado
December 16, 2010
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS October 29, 2010*

	Shares	Value

Common Stocks—59.2%
Consumer Discretionary—6.9%
Automobiles—0.3%
Bayerische Motoren Werke (BMW) AG	58,911	$4,215,249
Honda Motor Co. Ltd.	24,700	891,672
PT Astra International Tbk	489,000	3,118,657

		8,225,578

Distributors—0.1%
CFAO	65,400	2,906,404
Diversified Consumer Services—0.6%
Ambow Education Holding Ltd., ADR[1]	53,340	641,147
Anhanguera Educacional Participacoes SA	86,200	1,683,138
Benesse Holdings, Inc.	60,400	2,901,031
Dignity plc	240,008	2,524,760
Estacio Participacoes SA	134,800	2,005,787
MegaStudy Co. Ltd.	25,667	4,516,388

		14,272,251

Hotels, Restaurants & Leisure—1.1%
Carnival Corp.	120,800	5,214,936
Ctrip.com International Ltd., ADR[1]	33,100	1,723,517
Jollibee Foods Corp.	852,790	1,754,345
McDonald’s Corp.	102,475	7,969,481
William Hill plc	1,111,040	2,860,917
Yum! Brands, Inc.	112,090	5,555,180

		25,078,376

Household Durables—0.4%
Corporacion GEO SA de CV, Series B1	27,723	88,010
Cyrela Brazil Realty SA Empreendimentos e Participacoes	177,700	2,443,466
MRV Engenharia e Participacoes SA	220,900	2,150,147
SARE Holding SA de CV, Cl. B1	1,218,314	309,808
SEB SA	57,360	5,498,174

		10,489,605
Internet & Catalog Retail—0.2%
B2W Compania Global do Varejo	166,500	3,024,869
DeNA Co. Ltd	36,000	928,156

		3,953,025
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Media—0.9%
Grupo Televisa SA, Sponsored GDR	280,940	$6,307,103
Time Warner Cable, Inc.	81,122	4,694,530
Vivendi SA	113,880	3,248,439
Walt Disney Co. (The)	184,570	6,664,823

		20,914,895

Multiline Retail—0.3%
Lojas Americanas SA, Preference	387,900	4,149,798
Pinault-Printemps-Redoute SA	18,200	2,983,980

		7,133,778

Specialty Retail—0.9%
Hennes & Mauritz AB, Cl. B	67,503	2,378,898
Industria de Diseno Textil SA	114,988	9,604,072
Tiffany & Co.	93,721	4,967,213
TJX Cos., Inc. (The)	77,338	3,549,041

		20,499,224

Textiles, Apparel & Luxury Goods—2.1%
Burberry Group plc	610,330	9,965,490
Coach, Inc.	124,008	6,200,400
Compagnie Financiere Richemont SA, Cl. A	99,803	4,977,726
Luxottica Group SpA	136,392	4,030,122
LVMH Moet Hennessy Louis Vuitton SA	50,950	7,984,760
Nike, Inc., Cl. B	86,632	7,055,310
Polo Ralph Lauren Corp., Cl. A	45,343	4,392,830
Swatch Group AG (The), Cl. B	15,084	5,765,045

		50,371,683

Consumer Staples—6.9%
Beverages—2.4%
Anadolu Efes Biracilik ve Malt Sanayii AS	70,338	1,122,976
Anheuser-Busch InBev NV	2,978	187,389
C&C Group plc	1,594,719	7,391,076
Carlsberg AS, Cl. B	32,090	3,509,591
Companhia de Bebidas das Americas, Sponsored ADR, Preference	28,800	4,010,112
Diageo plc	238,710	4,406,389
East African Breweries Ltd.	78,514	206,130
Fomento Economico Mexicano SA de CV, Sponsored ADR	111,320	6,112,581
Fomento Economico Mexicano SA de CV, UBD	870,713	4,787,934
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Beverages Continued
Grupo Modelo SA de CV, Series C	716,273	$4,014,099
Heineken NV	41,721	2,114,823
Nigerian Breweries plc	2,195,927	1,107,866
PepsiCo, Inc.	81,377	5,313,918
Pernod-Ricard SA	51,410	4,558,631
SABMiller plc	256,800	8,326,413
Tsingtao Brewery Co. Ltd.	31,000	165,773

		57,335,701

Food & Staples Retailing—1.7%
BIM Birlesik Magazalar AS	81,437	2,787,665
China Resources Enterprise Ltd.	1,096,000	4,645,259
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	14,380	569,592
CVS Caremark Corp.	48,578	1,463,169
Dairy Farm International Holdings Ltd.	107,628	839,498
Magnit	70,044	8,185,405
Shinsegae Department Store Co.	9,379	4,759,306
Shoppers Drug Mart Corp.	121,239	4,612,289
Wal-Mart de Mexico SAB de CV, Series V	1,866,354	5,108,744
Wal-Mart Stores, Inc.	84,780	4,592,533
Woolworths Ltd.	131,224	3,644,111

		41,207,571

Food Products—1.5%
Aryzta AG	91,646	4,065,188
Barry Callebaut AG1	11,050	8,910,294
China Yurun Food Group Ltd.	47,000	182,816
General Mills, Inc.	105,402	3,956,791
Nestle SA	71,934	3,940,087
Nestle SA, Sponsored ADR	49,675	2,724,674
Tingyi Holding Corp. (Cayman Islands)	406,000	1,105,189
Unilever NV, NY Shares	109,314	3,245,533
Unilever plc	218,900	6,310,106

		34,440,678

Household Products—0.7%
Colgate-Palmolive Co.	65,659	5,063,622
Procter & Gamble Co. (The)	58,562	3,722,786
Reckitt Benckiser Group plc	101,190	5,660,401
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Household Products Continued
Unilever Indonesia Tbk	1,019,500	$1,990,520

		16,437,329

Personal Products—0.4%
L’Oreal SA	23,990	2,816,736
Natura Cosmeticos SA	202,800	5,796,671

		8,613,407

Tobacco—0.2%
Eastern Tobacco Co.	23,928	497,227
Philip Morris International, Inc.	92,393	5,404,991

		5,902,218

Energy—4.9%
Energy Equipment & Services—1.0%
Halliburton Co.	64,888	2,067,332
Saipem SpA	64,655	2,873,296
Schlumberger Ltd.	89,809	6,276,751
Schoeller-Bleckmann Oilfield Equipment AG	42,546	3,135,480
Technip SA	65,880	5,537,298
Tenaris SA, ADR	113,860	4,717,220

		24,607,377

Oil, Gas & Consumable Fuels—3.9%
Apache Corp.	50,133	5,064,436
BG Group plc	476,020	9,271,284
Cairn Energy plc[1]	519,290	3,211,031
Cameco Corp.	14,380	445,205
Chevron Corp.	70,060	5,787,657
China Shenhua Energy Co. Ltd.	507,500	2,258,829
CNOOC Ltd.	3,601,000	7,517,492
ConocoPhillips	84,140	4,997,916
DNO International ASA[1]	926,000	1,454,632
EOG Resources, Inc.	27,040	2,588,269
Exxon Mobil Corp.	116,230	7,725,808
Marathon Oil Corp.	82,416	2,931,537
Niko Resources Ltd.	21,915	2,090,724
NovaTek OAO, Sponsored GDR[2]	31,100	2,974,715
NovaTek OAO, Sponsored GDR	39,300	3,759,045
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Occidental Petroleum Corp.	42,750	$3,361,433
Pacific Rubiales Energy Corp.[1]	76,109	2,426,026
Peabody Energy Corp.	45,470	2,405,363
PetroChina Co. Ltd.	3,066,000	3,769,592
Petroleo Brasileiro SA, Sponsored ADR	377,400	11,771,106
Sino Prosper State Gold Resources Holdings Ltd.[1]	568,000	28,579
Tsakos Energy Navigation Ltd.	74,710	772,501
Tullow Oil plc	209,970	3,986,900
Uranium Energy Corp.[1]	100,910	390,522
Uranium One, Inc.[1]	113,588	464,420

		91,455,022

Financials—6.4%
Capital Markets—2.3%
3i Group plc	413,230	1,983,779
Bank of New York Mellon Corp.	100,254	2,512,365
BinckBank NV	483,311	8,556,439
Collins Stewart plc	1,693,130	2,170,401
Credit Suisse Group AG	137,045	5,661,175
Credit Suisse Group AG, ADR	68,453	2,840,800
Deutsche Bank AG	122,210	7,079,264
Egyptian Financial Group-Hermes Holding SAE	443,609	2,228,512
Goldman Sachs Group, Inc. (The)	17,965	2,891,467
ICAP plc	1,324,590	9,682,700
Swissquote Group Holding SA	38,995	1,842,658
T. Rowe Price Group, Inc.	67,168	3,712,375
Tullett Prebon plc	572,340	3,631,692

		54,793,627

Commercial Banks—1.6%
Bancolombia SA, Sponsored ADR	38,610	2,604,245
Commercial International Bank	398,683	2,994,912
Credicorp Ltd.	18,430	2,319,968
Grupo Financiero Inbursa SA de CV	215,963	933,951
HDFC Bank Ltd., ADR	22,590	3,907,166
ICICI Bank Ltd., Sponsored ADR	152,200	8,002,676
PT Bank Central Asia Tbk	2,234,000	1,749,706
Siam Commercial Bank Public Co. Ltd.	264,400	903,969
Standard Bank Group Ltd.	338,933	4,998,113
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Commercial Banks Continued
Turkiye Garanti Bankasi AS	6,764	$41,098
U.S. Bancorp	160,970	3,892,255
Wells Fargo & Co.	243,050	6,338,744

		38,686,803

Consumer Finance—0.2%
American Express Co.	106,030	4,396,004
Diversified Financial Services—1.0%
Bank of America Corp.	148,670	1,700,785
BM&F BOVESPA SA	445,900	3,718,674
Haci Omer Sabanci Holding AS	675,437	3,695,265
Hong Kong Exchanges & Clearing Ltd.	226,900	5,039,357
JPMorgan Chase & Co.	205,740	7,741,996
JSE Ltd.	20,514	231,350

		22,127,427

Insurance—0.7%
AIA Group Ltd.[1]	261,000	776,139
AMP Ltd.	202,589	1,059,699
Chubb Corp.	68,089	3,950,524
Prudential Financial, Inc.	71,616	3,765,569
Prudential plc	435,470	4,399,497
QBE Insurance Group Ltd.	193,300	3,252,972

		17,204,400

Real Estate Management & Development—0.6%
Hang Lung Development Co.	262,500	1,742,380
Hang Lung Properties Ltd.	823,570	4,055,266
Multiplan Empreendimentos Imobiliarios SA	68,300	1,586,289
SM Prime Holdings, Inc.	23,108,000	6,424,260
Solidere, GDR[2]	1,400	25,746

		13,833,941

Health Care—5.1%
Biotechnology—0.6%
CSL Ltd.	244,900	7,875,624
Grifols SA	445,087	7,207,598

		15,083,222
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Health Care Equipment & Supplies—2.0%
Baxter International, Inc.	93,658	$4,767,192
Covidien plc	71,614	2,855,250
DiaSorin SpA	107,159	4,402,753
Essilor International SA	72,990	4,874,195
Mindray Medical International Ltd., ADR	12,100	350,658
Nobel Biocare Holding AG	26,765	442,525
Smith & Nephew plc	327,580	2,881,705
Sonova Holding AG	44,492	5,154,299
Straumann Holding AG	16,506	3,455,349
Stryker Corp.	31,592	1,563,488
Synthes, Inc.	62,195	7,420,043
Terumo Corp.	81,600	4,120,413
William Demant Holding AS1	54,732	4,103,291

		46,391,161

Health Care Providers & Services—0.4%
Diagnosticos da America	137,400	1,668,711
Fleury SA	13,200	169,939
Sonic Healthcare Ltd.	699,800	7,464,954

		9,303,604

Life Sciences Tools & Services—0.1%
BTG plc[1]	551,440	2,138,323
Pharmaceuticals—2.0%
Abbott Laboratories	31,260	1,604,263
Allergan, Inc.	56,200	4,069,442
Bristol-Myers Squibb Co.	146,319	3,935,981
Johnson & Johnson	113,020	7,195,983
Merck & Co., Inc.	204,559	7,421,401
Novo Nordisk AS, Sponsored ADR	47,504	4,978,419
Pfizer, Inc.	218,190	3,796,506
Roche Holding AG	78,251	11,490,544
Sanofi-Aventis SA	25,810	1,802,594
Takeda Pharmaceutical Co. Ltd.	24,900	1,166,559

		47,461,692

Industrials—8.4%
Aerospace & Defense—1.2%
Empresa Brasileira de Aeronautica SA	753,600	5,340,752
Empresa Brasileira de Aeronautica SA, ADR	155,660	4,490,791
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Aerospace & Defense Continued
European Aeronautic Defense & Space Co.[1]	244,530	$6,427,298
General Dynamics Corp.	55,190	3,759,543
Raytheon Co.	76,200	3,511,296
United Technologies Corp.	84,391	6,309,915

		29,839,595

Air Freight & Logistics—0.2%
Toll Holdings Ltd.	73,500	446,380
United Parcel Service, Inc., Cl. B	49,650	3,343,431

		3,789,811

Commercial Services & Supplies—0.9%
Aggreko plc	443,680	11,197,218
De La Rue plc	217,840	2,226,989
Prosegur Compania de Seguridad SA	142,385	8,533,310

		21,957,517

Construction & Engineering—0.9%
Impulsora del Desarrollo y el Empleo en America Latina SA de CV1	571,511	741,465
Koninklijke Boskalis Westminster NV	117,678	4,766,148
Leighton Holdings Ltd.	74,000	2,668,349
Maire Tecnimont SpA	1,059,019	4,580,303
Outotec OYJ	54,482	2,543,287
Trevi Finanziaria SpA	418,834	5,561,214

		20,860,766

Electrical Equipment—1.3%
ABB Ltd.[1]	397,776	8,238,072
Alstom	57,780	2,915,980
Ceres Power Holdings plc[1]	828,533	1,085,319
Emerson Electric Co.	70,992	3,897,461
Nidec Corp.	146,700	14,430,509

		30,567,341

Industrial Conglomerates—1.1%
3M Co.	43,949	3,701,385
Enka Insaat ve Sanayi AS	941,702	4,273,040
General Electric Co.	285,536	4,574,287
Koninklijke (Royal) Philips Electronics NV	145,652	4,405,097
Siemens AG	46,767	5,350,454
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Industrial Conglomerates Continued
SM Investments Corp.	173,539	$2,198,483
Tyco International Ltd.	69,640	2,665,819

		27,168,565

Machinery—1.0%
Aalberts Industries NV	584,071	10,669,504
Atlas Copco AB, Cl. A	56,723	1,185,471
Cummins, Inc.	20,008	1,762,705
Deere & Co.	53,039	4,073,395
Demag Cranes AG1	39,308	1,968,016
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares[1]	987,520	654,100
Vallourec SA	33,640	3,491,398

		23,804,589

Professional Services—0.8%
Capita Group plc	1,008,883	12,391,181
Experian plc	530,930	6,172,121

		18,563,302

Road & Rail—0.2%
Union Pacific Corp.	48,871	4,285,009
Trading Companies & Distributors—0.7%
Brenntag AG1	52,208	4,830,670
Bunzl plc	837,290	9,914,711
Wolseley plc[1]	51,820	1,380,859

		16,126,240

Transportation Infrastructure—0.1%
DP World Ltd.	5,237,027	3,136,979
Information Technology—8.9%
Communications Equipment—1.2%
High Tech Computer Corp.	339,000	7,649,821
QUALCOMM, Inc.	154,014	6,950,652
Telefonaktiebolaget LM Ericsson, B Shares	1,212,323	13,321,732

		27,922,205

Computers & Peripherals—0.4%
Gemalto NV	118,930	5,416,066
Hewlett-Packard Co.	115,890	4,874,333

		10,290,399
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Electronic Equipment & Instruments—1.4%
Corning, Inc.	379,979	$6,946,016
Hoya Corp.	240,400	5,591,883
Ibiden Co. Ltd.	36,700	897,998
Keyence Corp.	28,200	6,952,024
Nippon Electric Glass Co. Ltd.	222,000	2,841,994
Omron Corp.	99,300	2,291,803
Phoenix Mecano AG	7,532	4,898,613
Synnex Technology International Corp.	747,000	1,827,157

		32,247,488

Internet Software & Services—1.3%
Baidu, Inc., ADR[1]	16,910	1,860,269
eAccess Ltd.	4,497	3,269,638
NHN Corp.[1]	57,529	10,199,543
Sohu.com, Inc.[1]	31,300	2,331,850
Tencent Holdings Ltd.	106,000	2,436,283
United Internet AG	219,331	3,939,465
Yahoo! Japan Corp.	18,072	6,324,189

		30,361,237

IT Services—0.7%
Accenture plc, Cl. A	92,086	4,117,165
International Business Machines Corp.	55,247	7,933,469
Visa, Inc., Cl. A	48,685	3,805,706

		15,856,340

Office Electronics—0.2%
Canon, Inc.	128,600	5,913,483
Semiconductors & Semiconductor Equipment—1.4%
ARM Holdings plc	495,990	2,911,392
Broadcom Corp., Cl. A	53,204	2,167,531
Epistar Corp.	1,493,000	4,794,531
Intel Corp.	160,667	3,224,587
MediaTek, Inc.	367,000	4,614,242
Taiwan Semiconductor Manufacturing Co. Ltd.	3,106,000	6,369,930
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	496,194	5,413,477
Texas Instruments, Inc.	100,145	2,961,288

		32,456,978
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Software—2.3%
Autonomy Corp. plc[1]	629,620	$14,749,783
Aveva Group plc	113,230	2,703,383
Compugroup Medical AG	115,044	1,515,047
Microsoft Corp.	362,925	9,668,322
Nintendo Co. Ltd.	5,500	1,420,065
Oracle Corp.	294,187	8,649,098
Sage Group plc (The)	564,910	2,438,578
SAP AG	89,801	4,666,342
Temenos Group AG1	278,150	9,327,727

		55,138,345

Materials—8.9%
Chemicals—1.0%
E.I. du Pont de Nemours & Co.	106,500	5,035,320
Filtrona plc	1,613,500	6,435,075
Monsanto Co.	25,630	1,522,935
Neo Materials Technologies, Inc.[1]	12,809	74,350
Praxair, Inc.	62,767	5,733,138
Sika AG	2,070	4,101,926

		22,902,744

Construction Materials—0.1%
James Hardie Industries SE, CDI[1]	589,100	3,146,855
Metals & Mining—7.8%
Agnico-Eagle Mines Ltd.[3,4]	66,080	5,127,147
Agnico-Eagle Mines Ltd.[3]	1,777	137,818
Alamos Gold, Inc.	133,899	2,073,012
Allied Nevada Gold Corp.[1]	88,380	2,181,120
Anatolia Minerals Development Ltd.[1]	197,255	1,458,283
Andean Resources Ltd.[1]	385,138	2,382,803
Andina Minerals, Inc.[1]	87,083	119,537
Anglo American plc	171,210	7,977,802
Anglo Platinum Ltd.[1]	47,055	4,655,120
AngloGold Ashanti Ltd., Sponsored ADR[4]	42,620	2,007,828
Antofagasta plc	37,330	790,768
Aquarius Platinum Ltd.	105,890	611,335
ATAC Resources Ltd.[1]	21,554	168,434
Aura Minerals, Inc.[1]	88,799	385,704
Aurizon Mines Ltd.[1]	138,652	927,156
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Metals & Mining Continued
B2Gold Corp.[1]	144,802	$323,707
Banro Corp.[1,3]	63,150	185,030
Banro Corp.[1,3]	107,706	316,813
Barrick Gold Corp.[4]	88,430	4,252,599
Bear Creek Mining Corp.[1]	70,254	541,422
Bear Creek Mining Corp., Legend Shares[1]	10,688	82,369
Brigus Gold Corp.[1]	5,340	8,430
Canaco Resources, Inc.[1]	121,060	362,029
Centamin Egypt Ltd.[1]	761,188	2,149,447
Centerra Gold, Inc.[4]	102,442	2,044,019
CGA Mining Ltd.[1]	146,154	428,474
China Gold International[1]	131,735	648,406
Claude Resources, Inc.[1]	96,636	154,443
Coeur d’Alene Mines Corp.[1]	49,550	1,021,226
Colossus Minerals, Inc.[1]	118,469	964,107
Companhia de Minas Buenaventura SA, Sponsored ADR[4]	62,570	3,318,713
Corvus Gold, Inc.[1]	23,416	22,500
Detour Gold Corp.[1]	64,741	1,891,003
Duluth Metals Ltd.[1]	232,755	638,998
East Asia Minerals Corp.[1]	157,090	1,078,174
Eastmain Resources, Inc.[1]	49,191	77,652
Eldorado Gold Corp.[3,4]	216,201	3,660,939
Eldorado Gold Corp.[3]	66,730	1,129,739
Eldorado Gold Corp., CDI	57,300	968,770
Equinox Minerals Ltd.[1]	162,980	885,292
European Goldfields Ltd.[1]	74,806	1,010,713
Exeter Resource Corp.[1,3]	47,355	273,943
Exeter Resource Corp.[1,3]	43,690	253,839
Extorre Gold Mines Ltd.[1]	97,581	553,013
Extorre Gold Mines Ltd., Legend Shares[1]	57,078	304,110
First Quantum Minerals Ltd.	4,794	419,798
Franco-Nevada Corp.	95,270	3,286,203
Fronteer Gold, Inc.[1]	69,160	549,130
Gammon Gold, Inc.[1]	150,490	1,027,847
Gold Fields Ltd., Sponsored ADR[4]	12,670	199,806
Gold Resource Corp.	23,060	486,566
Gold Wheaton Gold Corp.[1]	141,228	476,345
Goldcorp, Inc.	90,070	4,016,221
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Metals & Mining Continued
Golden Minerals Co.[1,3]	2,200	$57,750
Golden Minerals Co.[1,3]	7,286	186,240
Golden Star Resources Ltd.[1]	30,570	159,881
Great Basin Gold Ltd.[1,3]	2,144	6,012
Great Basin Gold Ltd.[1,3]	223,290	627,445
Greystar Resources Ltd.[1]	80,762	341,293
Guyana Goldfields, Inc.[1]	55,644	603,960
Hana Mining Ltd.[1]	16,738	51,204
Hecla Mining Co.[1]	115,360	794,830
High River Gold Mines Ltd.[1]	222,275	287,678
IAMGOLD Corp.	220,860	4,037,321
Impala Platinum Holdings Ltd.	647,662	18,306,506
International Minerals Corp.[1]	58,398	340,116
International Tower Hill Mines Ltd.[1]	58,361	436,034
International Tower Hill Mines Ltd., Legend Shares[1]	27,675	206,769
Ivanhoe Mines Ltd.[1]	119,120	2,867,218
Jaguar Mining, Inc.[1,3]	100,447	651,000
Jaguar Mining, Inc.[1,3]	54,110	350,092
Katanga Mining Ltd.[1]	33,794	48,377
Keegan Resources, Inc.[1]	24,075	188,134
Kinross Gold Corp.[3]	133,250	2,391,838
Kinross Gold Corp.[3]	294,412	5,297,049
Kirkland Lake Gold, Inc.[1]	49,003	541,008
Lake Shore Gold Corp.[1]	325,974	1,105,863
Lake Shore Gold Corp., Legend Shares[1,2]	93,829	318,314
Lydian International Ltd.[1]	64,209	140,392
Lydian International Ltd., Legend Shares[1]	36,546	79,907
MAG Silver Corp.[1]	73,471	611,598
Medusa Mining Ltd.	79,700	437,154
Mercator Minerals Ltd.[1]	191,390	598,622
Minefinders Corp. Ltd.[1]	80,160	706,210
Minera Andes, Inc.[1]	115,928	223,922
Nevsun Resources Ltd.[1]	97,607	556,032
New Gold, Inc.[1,3]	244,538	1,810,238
New Gold, Inc.[1,3]	50,210	371,554
Newcrest Mining Ltd.	121,730	4,764,841
Newmont Mining Corp.	57,760	3,515,851
Noront Resources Ltd.[1]	132,181	146,450
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Metals & Mining Continued
Northern Dynasty Minerals Ltd.[1]	27,700	$249,854
Northgate Minerals Corp.[1]	74,285	210,495
NovaGold Resources, Inc.[1]	110,050	1,235,862
Osisko Mining Corp.[1]	207,734	2,880,046
Pan American Silver Corp.	43,540	1,389,797
Paramount Gold & Silver Corp.[1]	69,350	117,202
Perseus Mining Ltd.[1]	8,371	24,833
Petra Diamonds Ltd.[1]	50,010	72,722
Petropavlovsk plc	60,650	941,218
Premier Gold Mines Ltd.[1]	156,667	851,000
Quadra FNX Mining Ltd.[1]	25,150	355,094
Queenston Mining, Inc.[1]	48,848	253,843
Rainy River Resources Ltd.[1]	93,416	879,296
Randgold Resources Ltd., ADR	54,330	5,102,674
Real Gold Mining Ltd.[1]	175,500	315,175
Rio Tinto plc	124,170	8,061,966
Romarco Minerals, Inc.[1]	930,521	2,481,633
Royal Gold, Inc.	41,090	2,034,366
Rubicon Minerals Corp.[1]	327,250	1,204,280
Sabina Silver Corp.[1]	82,861	364,787
San Gold Corp.[1]	501,296	1,587,593
Seabridge Gold, Inc.[1,4]	1,280	34,982
SEMAFO, Inc.[1]	152,128	1,825,715
Sherritt International Corp.	33,603	261,272
Silver Lake Resources Ltd.[1]	114,800	262,014
Silver Standard Resources, Inc.[1]	56,060	1,361,137
Silver Wheaton Corp.[1,4]	115,040	3,307,400
Tahoe Resources, Inc.[1]	29,256	286,852
Timmins Gold Corp.[1]	58,749	122,118
US Gold Corp.[1]	134,680	704,376
Vale SA, Sponsored ADR, Preference	545,740	15,679,110
Ventana Gold Corp.[1]	52,687	471,130
Victoria Gold Corp.[1]	197,102	286,019
Yamana Gold, Inc.[3]	162,705	1,789,930
Yamana Gold, Inc.[3]	63,120	693,689
Zhaojin Mining Industry Co. Ltd.	292,000	915,127

		183,795,012
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Telecommunication Services—2.0%
Diversified Telecommunication Services—0.9%
AT&T, Inc.	136,560	$3,891,960
BT Group plc	3,210,980	7,908,083
PT Telekomunikasi Indonesia Tbk	2,684,500	2,733,309
Verizon Communications, Inc.	234,243	7,605,870

		22,139,222

Wireless Telecommunication Services—1.1%
America Movil SAB de CV, ADR, Series L	233,790	13,386,815
China Mobile Ltd.	469,500	4,809,821
MTN Group Ltd.	270,467	4,864,931
Philippine Long Distance Telephone Co.	30,800	1,917,304
VimpleCom Ltd., Sponsored ADR[1]	22,980	352,283

		25,331,154

Utilities—0.8%
Electric Utilities—0.3%
NextEra Energy, Inc.	61,738	3,398,060
Progress Energy, Inc.	116,980	5,264,100

		8,662,160

Multi-Utilities—0.5%
PG&E Corp.	82,824	3,960,644
Public Service Enterprise Group, Inc.	103,057	3,333,894
Wisconsin Energy Corp.	66,309	3,948,038

		11,242,576

Total Common Stocks (Cost $1,263,306,996)		1,402,770,238

Preferred Stocks—0.1%
Ally Financial, Inc., 7%, Non-Vtg.[1,2]	2,028	1,802,385
Citigroup Capital XIII, 7.875%, Non-Vtg.[1]	4,042	107,113

Total Preferred Stocks (Cost $1,815,910)		1,909,498

	Units

Rights, Warrants and Certificates—0.0%
ASG Warrant Corp., Strike Price $0.01, 5/15/18[1,2]	1,400	175,175
Kinross Gold Corp. Wts., Strike Price 21.939CAD, Exp. 9/17/14[1]	20,343	83,574

Total Rights, Warrants and Certificates (Cost $133,000)		258,749
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Mortgage-Backed Obligations—0.2%
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1A2, 5.203%, 3/1/36[5]	$614,714		$484,965
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1, 2.886%, 5/1/34[5]	677,112		593,017
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 1A1, 5.33%, 12/1/36[5]	1,475,690		1,151,698
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, CL. 1A1, 6.25%, 11/1/37	684,238		596,507
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 4.339%, 3/1/36[5]	688,947		609,539
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.161%, 11/1/37[5]	762,447		635,118

Total Mortgage-Backed Obligations (Cost $4,013,044)			4,070,844

Foreign Government Obligations—6.5%
1Malaysia Sukuk Global Bhd Sr. Unsec. Unsub. Nts., 3.928%, 6/4/15[2]	420,000		445,641
Argentina (Republic of) Bonds:
2.50%, 12/31/38[5]	1,145,000		530,135
Series GDP, 2.724%, 12/15/35[5]	840,000		115,920
Series VII, 7%, 9/12/13	500,000		491,056
Argentina (Republic of) Sr. Unsec. Bonds, 0%, 12/15/35[5]	1,190,000	EUR	190,800
Argentina (Republic of) Sr. Unsec. Nts., 6.976%, 10/3/15	2,095,000		1,995,837
Argentina (Republic of) Sr. Unsecured Nts., 13.625%, 1/30/14[5]	460,000	ARP	107,714
Brazil (Federal Republic of) Bonds, 7.125%, 1/20/37	125,000		165,625
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/12	2,925,000	BRR	1,693,354
9.762%, 1/1/17	32,661,000	BRR	17,613,159
10%, 1/1/21	7,502,000	BRR	3,938,782
11.433%, 5/15/45	1,190,000	BRR	1,389,245
Brazil (Federal Republic of) Sr. Unsec. Unsub. Nts., 5.625%, 1/7/41	375,000		418,125
Colombia (Republic of) Bonds:
7.375%, 9/18/37	310,000		415,400
12%, 10/22/15	2,794,000,000	COP	2,052,032
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	430,000		551,475
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	490,000		562,275
Colombia (Republic of) Sr. Unsec. Unsub. Bonds, 7.75%, 4/14/21	1,920,000,000	COP	1,273,090
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	295,000		369,193
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27	4,424,000,000	COP	3,606,860
Dominican Republic Bonds, 7.50%, 5/6/21[2]	540,000		621,000
Egypt (The Arab Republic of) Sr. Unsec. Unsub. Nts.:
5.75%, 4/29/20[2]	100,000		108,375
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount		Value

Foreign Government Obligations Continued
Egypt (The Arab Republic of) Sr. Unsec. Unsub. Nts.: Continued
6.875%, 4/30/40[2]	$245,000		$275,625
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 9.819%, 3/22/11[6]	5,250,000	EGP	875,424
Series 182, 9.963%, 2/1/11[6]	7,250,000	EGP	1,226,515
Series 364, 10.064%, 7/12/11[6]	3,825,000	EGP	618,995
Series 364, 9.996%, 3/8/11[6]	22,375,000	EGP	3,744,982
Financing of Infrastructural Projects State Enterprise Gtd. Nts., 8.375%, 11/3/17[7,8]	350,000		355,068
Ghana (Republic of) Bonds, 8.50%, 10/4/17[2]	415,000		476,213
Hungary (Republic of) Bonds:
Series 17/B, 6.75%, 2/24/17	238,100,000	HUF	1,210,563
Series 19/A, 6.50%, 6/24/19	256,490,000	HUF	1,271,496
Indonesia (Republic of) Nts., 6.875%, 1/17/18[2]	1,200,000		1,459,560
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[2]	475,000		643,625
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 5.875%, 3/13/20[2]	210,000		244,650
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[2]	365,000		531,988
Israel (State of) Bonds:
5%, 1/31/20	11,690,000	ILS	3,375,089
6%, 2/28/19	8,340,000	ILS	2,592,591
Korea (Republic of) Sr. Unsec. Bonds, Series 2006, 5%, 6/10/20	4,104,000,000	KRW	3,839,798
Korea (Republic of) Sr. Unsec. Monetary Stabilization Bonds:
4.18%, 12/2/11	2,956,000,000	KRW	2,664,974
Series 1202, 4.12%, 2/2/12	2,220,000,000	KRW	2,002,834
Korea (Republic of) Sr. Unsec. Unsub. Nts.:
5.125%, 12/7/16	275,000		310,916
7.125%, 4/16/19	440,000		557,599
Korea (Republic of) Treasury Bonds, Series 0475-1112, 4.75%, 12/10/11	2,065,000,000	KRW	1,873,189
Panama (Republic of) Bonds:
7.25%, 3/15/15	795,000		965,925
8.875%, 9/30/27	105,000		157,238
9.375%, 4/1/29	105,000		161,700
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	250,000		326,250
Peru (Republic of) Bonds, 7.35%, 7/21/25	1,565,000		2,085,363
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	1,075,000		1,249,688
Philippines (Republic of the) Sr. Unsec. Unsub. Nts., 4.95%, 1/31/21	34,000,000	PHP	841,841
Poland (Republic of) Bonds:
5.25%, 10/25/20	7,160,000	PLZ	2,442,547
Series 0415, 5.50%, 4/25/15	20,370,000	PLZ	7,237,134
Series 1015, 6.25%, 10/24/15	6,080,000	PLZ	2,224,656
Qatar (State of) Sr. Nts., 5.25%, 1/20/20[2]	340,000		376,550
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Foreign Government Obligations Continued
South Africa (Republic of) Bonds:
5.50%, 3/9/20	$330,000		$375,375
Series R186, 10.50%, 12/21/26	27,410,000	ZAR	4,773,049
Series R204, 8%, 12/21/18	16,430,000	ZAR	2,389,710
Series R207, 7.25%, 1/15/20	42,200,000	ZAR	5,799,684
Series R208, 6.75%, 3/31/21	12,110,000	ZAR	1,589,911
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts., 6.25%, 10/4/20[2]	270,000		281,813
Turkey (Republic of) Bonds:
6.75%, 4/3/18	765,000		929,475
7%, 3/11/19	145,000		178,169
10.50%, 1/15/20[5]	3,330,000	TRY	2,642,154
11%, 8/6/14	8,360,000	TRY	6,469,551
16%, 3/7/12[5]	17,910,000	TRY	13,835,033
Series CPI, 14.047%, 8/14/13[5]	1,090,000	TRY	1,141,978
Turkey (Republic of) Nts., 7.50%, 7/14/17	180,000		224,775
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19	475,000		603,250
Turkey (Republic of) Unsec. Nts.:
6.75%, 5/30/40	320,000		380,800
7.25%, 3/5/38	150,000		190,125
Ukraine (Republic of) Bonds, 7.75%, 9/23/20[2]	350,000		355,250
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17[2]	1,060,000		1,049,506
Ukraine (Republic of) Sr. Unsec. Unsub. Bonds, 6.58%, 11/21/16[2]	175,000		172,813
United Mexican States Bonds:
5.625%, 1/15/17	750,000		871,125
Series M10, 7.75%, 12/14/17	55,820,000	MXN	5,056,258
Series M10, 8%, 12/17/15	10,250,000	MXN	922,442
Series M10, 8.50%, 12/13/18	11,160,000	MXN	1,057,309
Series M20, 10%, 12/5/24	70,280,000	MXN	7,663,753
Series M20, 7.50%, 6/3/27[5]	42,460,000	MXN	3,752,903
United Mexican States Sr. Nts., 5.75%, 10/12/2110	210,000		208,163
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	475,000		631,750
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	310,000		387,500
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	550,000		742,500
Venezuela (Republic of) Bonds:
9%, 5/7/23	1,295,000		895,493
9.25%, 9/15/27	340,000		249,900
Venezuela (Republic of) Nts.:
8.25%, 10/13/24	50,000		32,625
8.50%, 10/8/14	370,000		313,575
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19	115,000		78,603
12.75%, 8/23/22	70,000		60,970
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Foreign Government Obligations Continued
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	$625,000	$353,125
7.65%, 4/21/25	1,325,000	808,913
9.375%, 1/13/34	370,000	249,010

Total Foreign Government Obligations (Cost $148,684,152)		154,594,017

Non-Convertible Corporate Bonds and Notes—13.6%
Consumer Discretionary—2.6%
Auto Components—0.2%
BorgWarner, Inc., 4.625% Sr. Unsec. Unsub. Nts., 9/15/20	1,150,000	1,202,820
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	1,000,000	1,070,000
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[2]	1,900,000	2,004,500

		4,277,320

Automobiles—0.1%
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31	840,000	1,129,274
Ford Motor Co., 7.45% Bonds, 7/16/31	1,200,000	1,368,000

		2,497,274

Diversified Consumer Services—0.0%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	560,000	592,200
Hotels, Restaurants & Leisure—0.9%
Choice Hotels International, Inc., 5.70% Sr. Unsec. Unsub. Nts., 8/28/20	700,000	706,478
DineEquity, Inc., 9.50% Sr. Unsec. Nts., 10/30/18[2]	655,000	700,850
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[2]	1,100,000	1,160,500
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts., 1/15/15[2]	265,000	258,958
Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	3,720,000	3,245,700
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[2]	1,215,000	1,316,276
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14	1,900,000	1,809,750
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16	206,000	234,202
MGM Mirage, Inc., 6.75% Sr. Unsec. Nts., 4/1/13	2,000,000	1,955,000
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13	1,615,000	1,425,238
6.875% Sr. Unsec. Sub. Nts., 2/15/15	454,000	314,395
8% Sr. Sub. Nts., 4/1/12	2,355,000	2,063,569
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19	1,700,000	1,891,250
Snoqualmie Entertainment Authority, 9.125% Sr. Sec. Nts., 2/1/15[2]	105,000	95,550
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	1,600,000	1,736,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75% Sec. Nts., 8/15/20[2]	1,800,000	1,962,000

		20,875,716
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Household Durables—0.1%
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15	$980,000	$929,775
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	575,000	633,702
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 9% Sr. Nts., 4/15/19[2]	760,000	793,250
Whirlpool Corp., 8% Sr. Unsec. Nts., 5/1/12	445,000	485,744

		2,842,471

Leisure Equipment & Products—0.2%
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18[2]	3,710,000	3,696,088
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13	147,000	159,191
6.125% Sr. Unsec. Nts., 6/15/11	155,000	159,555

		4,014,834

Media—1.0%
Affinion Group Holdings, Inc., 11.625% Sr. Nts., 11/15/15[2]	605,000	625,419
Cengage Learning Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15[2]	1,900,000	1,976,000
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts., 11/15/17[2]	1,700,000	1,827,500
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40	550,000	608,876
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625% Sr. Unsec. Unsub. Nts., 5/15/16	1,100,000	1,233,406
DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19	560,000	616,700
Entravison Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17[2]	1,200,000	1,291,500
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15	1,800,000	1,887,750
Grupo Televisa SA, 6.625% Sr. Unsec. Bonds, 1/15/40	585,000	649,735
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18[7]	1,700,000	1,864,696
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	503,000	583,480
Media General, Inc., 11.75% Sr. Sec. Nts., 2/15/17	1,420,000	1,526,500
News America, Inc., 5.65% Sr. Nts., 8/15/20	1,000,000	1,164,440
Nexstar Broadcasting, Inc., 8.875% Sr. Sec. Nts., 4/15/17[2]	1,100,000	1,171,500
Sinclair Television Group, Inc., 8.375% Sr. Nts., 10/15/18[2]	500,000	522,500
Time Warner Cable, Inc., 6.75% Sr. Unsec. Unsub. Nts., 6/15/39	500,000	575,341
Time Warner, Inc., 4.70% Sr. Unsec. Nts., 1/15/21	1,100,000	1,186,195
Umbrella Acquisition, Inc., 9.135% Sr. Unsec. Unsub. Nts., 3/15/15[2,9]	2,105,000	2,244,456
Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20[2]	160,000	168,800
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	700,000	829,226
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts., 1/15/18	520,000	560,300
Visant Corp., 10% Sr. Sec. Nts., 10/1/17[2]	200,000	213,500
WMG Holdings Corp., 9.50% Sr. Unsec. Nts., 12/15/14	1,800,000	1,719,000

		25,046,820
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Multiline Retail—0.1%
Michaels Stores, Inc., 7.75% Sr. Nts., 11/1/18[2]	$505,000	$502,475
Target Corp., 7% Bonds, 1/15/38	710,000	893,730

		1,396,205

Specialty Retail—0.0%
Home Depot, Inc. (The), 5.40% Sr. Unsec. Unsub. Nts., 9/15/40	455,000	445,385
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11	235,000	241,510

		686,895

Consumer Staples—0.5%
Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec. Unsub. Nts., 1/15/19[2]	1,100,000	1,424,741
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14	538,000	608,613
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36	550,000	610,521

		2,643,875

Food & Staples Retailing—0.0%
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40[2]	805,000	791,920
Food Products—0.3%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[2]	1,300,000	1,365,000
Archer Daniels Midland Co., 5.375% Nts., 9/15/35	550,000	580,346
ASG Consolidated LLC, 13.65% Sr. Nts., 5/15/17[1,2,9]	1,400,000	1,323,000
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	550,000	672,460
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40	550,000	633,494
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17	1,000,000	1,092,500
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[7]	855,000	910,575

		6,577,375

Personal Products—0.0%
NBTY, Inc., 9% Sr. Nts., 10/1/18[2]	100,000	106,750
Tobacco—0.1%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18	425,000	587,140
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20	550,000	591,246

		1,178,386

Energy—2.0%
Energy Equipment & Services—0.3%
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17	1,095,000	1,111,425
PHI, Inc., 8.625% Sr. Unsec. Nts., 10/15/18[2]	1,015,000	1,027,688
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Energy Equipment & Services Continued
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17[4]	$995,000	$1,041,281
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17[2]	1,100,000	1,168,750
Vantage Drilling Co., 11.50% Sr. Sec. Nts., 8/1/15[2]	860,000	915,900
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36	865,000	896,353

		6,161,397

Oil, Gas & Consumable Fuels—1.7%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[2]	100,000	105,750
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17	1,055,000	1,126,213
Apache Corp., 5.10% Sr. Unsec. Unsub. Nts., 9/1/40	500,000	501,862
Atlas Energy Resources LLC, 10.75% Sr. Unsec. Nts., 2/1/18	1,600,000	1,808,000
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15	1,800,000	1,863,000
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15[2]	2,540,000	2,330,450
Berry Petroleum Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/1/20[8]	315,000	326,025
8.25% Sr. Sub. Nts., 11/1/16	1,100,000	1,166,000
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16	1,100,000	1,215,500
BreitBurn Energy Partners LP, 8.625% Sr. Unsec. Nts., 10/15/20[2]	960,000	974,400
Brigham Exploration Co., 8.75% Sr. Unsec. Nts., 10/1/18[2]	165,000	179,025
Chaparral Energy, Inc.:
8.875% Sr. Unsec. Nts., 2/1/17	1,200,000	1,206,000
9.875% Sr. Nts., 10/1/20[2]	910,000	962,325
Continental Resources, Inc., 7.125% Sr. Nts., 4/1/21[2]	150,000	162,750
Empresa Nacional del Petroleo, 5.25% Unsec. Nts., 8/10/20[2]	190,000	201,274
Energy Transfer Equity LP, 7.50% Sr. Unsec. Nts., 10/15/20	255,000	279,225
Energy Transfer Partners LP, 7.50% Sr. Unsec. Unsub. Bonds, 7/1/38	930,000	1,081,299
Enterprise Products Operating LLP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11	135,000	137,143
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16[2]	100,000	106,625
7.288% Sr. Sec. Nts., 8/16/37[2]	1,330,000	1,449,700
8.125% Nts., 7/31/14[2]	100,000	114,125
8.146% Sr. Sec. Nts., 4/11/18[2]	105,000	121,931
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[2]	1,015,000	1,263,675
Hess Corp., 5.60% Sr. Unsec. Unsub. Bonds., 2/15/41	550,000	564,177
Kazmunaigaz Finance Sub BV:
9.125% Nts., 7/2/18[2]	960,000	1,159,584
11.75% Sr. Unsec. Nts., 1/23/15[2]	165,000	205,631
KMG Finance Sub BV, 7% Sr. Unsec. Nts., 5/5/20[2]	100,000	106,800
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20[2]	1,700,000	1,844,500
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20[7,8]	630,000	629,606
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Oil, Gas & Consumable Fuel Continued
Lukoil International Finance BV: Continued
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22[2]	$100,000	$103,250
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[2]	115,000	125,063
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75% Sr. Unsec. Nts., 11/1/20[8]	265,000	272,288
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[2]	1,700,000	1,819,000
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14	725,000	786,625
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	485,000	531,989
ONEOK Partners LP, 7.10% Sr. Unsec. Nts., 3/15/11	246,000	251,321
Pan American Energy LLC, 7.875% Sr. Unsec. Nts., 5/7/21[2]	375,000	399,375
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub. Nts., 6/15/38	290,000	324,904
Petrobras International Finance Co.:
5.75% Sr. Unsec. Unsub. Nts., 1/20/20	445,000	500,094
7.875% Sr. Unsec. Nts., 3/15/19	400,000	507,618
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21	295,000	322,199
6% Sr. Unsec. Unsub. Nts., 3/5/20	350,000	396,900
8% Unsec. Unsub. Nts., 5/3/19	190,000	245,119
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[2]	400,000	500,600
PT Adaro Indonesia, 7.625% Nts., 10/22/19[2]	470,000	524,638
Quicksilver Resources, Inc., 11.75% Sr. Nts., 1/1/16	1,000,000	1,160,000
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	1,100,000	1,223,750
Regency Energy Partners LP, 6.875% Sr. Unsec. Unsub. Nts., 12/1/18	150,000	157,875
SandRidge Energy, Inc., 9.875% Sr. Unsec. Nts., 5/15/16[2]	1,700,000	1,819,000
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18	1,050,000	1,212,750
Tengizchevroil LLP, 6.124% Nts., 11/15/14[2]	99,693	105,426
TransCanada PipeLines Ltd., 6.10% Sr. Unsec. Unsub. Nts., 6/1/40	1,050,000	1,176,742
Whiting Petroleum Corp., 6.50% Sr. Unsec. Sub. Nts., 10/1/18	200,000	215,500
Williams Partners LP/Williams Partners Finance Corp., 7.25% Sr. Unsec. Nts., 2/1/17	1,020,000	1,217,843
Woodside Finance Ltd., 4.50% Nts., 11/10/14[2]	1,314,000	1,417,815

		40,510,279

Financials—2.7%
Capital Markets—0.8%
American General Finance, 6.90% Nts., Series J, 12/15/17	1,400,000	1,172,500
Banco de Credito del Peru, 9.75% Jr. Sub. Nts., 11/6/69[7]	245,000	293,694
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[2]	1,505,000	1,589,870
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 7.65% Sr. Sec. Bonds, 9/7/11	220,000	223,025
Discover Bank, 7% Sub. Nts., 4/15/20	1,400,000	1,547,875
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Capital Markets Continued
Goldman Sachs Group, Inc. (The), 5.375% Sr. Unsec. Unsub. Nts., 3/15/20	$3,000,000	$3,180,078
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts., 8/10/17[2]	1,600,000	1,620,221
Morgan Stanley, 5.50% Sr. Unsec. Unsub. Nts., 7/24/20[2]	3,200,000	3,336,506
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr. Nts., 4/1/15[2]	2,000,000	1,820,000
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20	977,000	1,111,576
Nuveen Investments, Inc., 5.50% Sr. Unsec. Nts., 9/15/15	375,000	320,625
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18[2]	1,015,000	1,091,125
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	570,000	586,264

		17,893,359

Commercial Banks—0.7%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15[2]	470,000	479,400
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[2]	280,000	284,228
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[2]	545,000	556,844
Banco BMG SA:
9.15% Nts., 1/15/16[7]	335,000	371,850
9.95% Unsec. Unsub. Nts., 11/5/19[2]	135,000	153,731
Banco Cruzeiro do Sul SA, 8.875% Sub. Nts., 9/22/20[2]	140,000	147,350
Banco de Credito del Peru, 5.375% Sr. Nts., 9/16/20[2]	270,000	277,425
Banco do Brasil SA:
5.375% Unsec. Sub. Nts., 1/15/21[2]	250,000	253,438
8.50% Jr. Sub. Perpetual Bonds[2,10]	165,000	197,175
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts., 4/23/20[2]	115,000	126,500
Barclays Bank plc, 6.278% Perpetual Bonds[10]	1,300,000	1,179,750
BNP Paribas SA, 5.186% Sub. Perpetual Nts.[2,10]	1,205,000	1,162,825
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17	1,900,000	1,900,000
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[5]	2,380,000	2,296,700
HSBK Europe BV, 9.25% Sr. Nts., 10/16/13[2]	1,900,000	2,123,250
ICICI Bank Ltd., 5.50% Sr. Unsec. Nts., 3/25/15[2]	685,000	719,662
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[2]	1,130,000	1,181,170
Royal Bank of Scotland (The) plc, 5.625% Sr. Unsec. Unsub. Nts., 8/24/20	1,100,000	1,159,942
Santander U.S. Debt SA Unipersonal, 3.724% Sr. Unsec. Unsub. Nts., 1/20/15[2]	1,100,000	1,119,252
UK SPV Credit Finance plc, 8% Sr. Sec. Nts., 2/6/12[2]	425,000	419,688
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts., 7/9/20[2]	795,000	851,843
VTB Capital SA, 6.465% Sr. Sec. Unsub. Nts., 3/4/15[2]	100,000	104,000
VTB Captial SA, 6.551% Sr. Unsec. Nts., 10/13/20[2]	270,000	273,249
Yapi ve Kredit Bankasi/Unicredit Luxembourg SA, 5.188% Sr. Unsec. Nts., 10/13/15[2]	210,000	215,130

		17,554,402
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Consumer Finance—0.1%
American Express Bank FSB, 5.55% Sr. Unsec. Nts., 10/17/12	$487,000	$524,101
Capital One Capital IV, 6.745% Sub. Bonds, 2/17/37[5]	1,150,000	1,164,375
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15[2]	805,000	890,531

		2,579,007

Diversified Financial Services—0.4%
BM&F BOVESPA SA, 5.50% Sr. Unsec. Nts., 7/16/20[2]	375,000	403,266
Citigroup, Inc., 6.875% Sr. Unsec. Bonds, 3/5/38	2,200,000	2,452,067
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31	1,200,000	1,317,000
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds[10]	1,141,000	1,058,278
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[10]	2,850,000	3,048,397
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	2,100,000	2,301,928

		10,580,936

Insurance—0.5%
Aflac, Inc., 6.90% Sr. Unsec. Unsub. Nts., 12/17/39	600,000	652,031
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40	1,043,000	1,111,810
Genworth Financial, Inc., 7.70% Sr. Unsec. Unsub. Nts., 6/15/20	1,350,000	1,461,946
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[2]	520,000	554,105
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11	164,000	169,957
International Lease Finance Corp.:
8.625% Sr. Nts., 9/15/15[2]	1,700,000	1,916,750
8.75% Sr. Unsec. Unsub. Nts., 3/15/17[2]	505,000	575,700
8.875% Sr. Unsec. Nts., 9/1/17[2]	100,000	114,750
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	1,800,000	1,683,000
MetLife, Inc., 5.375% Sr. Unsec. Unsub. Nts., 12/15/12	160,000	173,260
PartnerRe Finance B LLC, 5.50% Sr. Unsec. Nts., 6/1/20	542,000	566,726
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12	544,000	565,821
Swiss Re Capital I LP, 6.854% Perpetual Bonds[2,10]	1,065,000	1,062,614

		10,608,470

Real Estate Investment Trusts—0.1%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11	69,000	72,054
BioMed Realty LP, 6.125% Sr. Unsec. Nts., 4/15/20[2]	530,000	577,225
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12	83,000	86,174
Liberty Property LP, 7.25% Sr. Unsec. Unsub. Nts., 3/15/11	165,000	168,185
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	64,000	66,114
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12	555,000	574,446
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12[2]	260,000	277,426

		1,821,624
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Real Estate Management & Development—0.1%
Realogy Corp., 10.50% Sr. Unsec. Nts., 4/15/14	$2,000,000	$1,805,000
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[5,7]	765,000	782,213

		2,587,213

Thrifts & Mortgage Finance—0.0%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[2]	170,000	175,525
Health Care—0.7%
Biotechnology—0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	1,170,000	1,169,086
Health Care Equipment & Supplies—0.1%
Accellent, Inc., 10% Sr. Sub. Nts., 11/1/17[2]	790,000	786,050
Alere, Inc., 8.625% Sr. Sub. Nts., 10/1/18[2]	355,000	381,625
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17[9]	1,000,000	1,120,000
DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub. Nts., 10/15/17[2]	255,000	266,475
Hospira, Inc., 5.60% Sr. Unsec. Unsub. Nts., 9/15/40	665,000	666,391

		3,220,541

Health Care Providers & Services—0.5%
DaVita, Inc.:
6.375% Sr. Unsec. Nts., 11/1/18	200,000	205,000
6.625% Sr. Unsec. Nts., 11/1/20	200,000	206,250
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18[2]	1,700,000	1,865,750
HCA, Inc., 6.375% Nts., 1/15/15	1,900,000	1,961,750
HEALTHSOUTH Corp.:
7.25% Sr. Unsec. Nts., 10/1/18	505,000	527,725
7.75% Sr. Unsec. Nts., 9/15/22	355,000	375,856
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18[2]	1,800,000	1,930,500
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	1,203,000	1,162,448
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	1,200,000	1,222,500
UHS Escrow Corp., 7% Sr. Nts., 10/1/18[2]	100,000	106,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	1,200,000	1,270,500
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11	151,000	152,285

		10,986,564

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International:
6.75% Sr. Nts., 10/1/17[2]	50,000	52,313
7% Sr. Nts., 10/1/20[2]	50,000	52,625
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18[2]	705,000	736,725

		841,663
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Industrials—1.3%
Aerospace & Defense—0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	$570,000	$594,225
BE Aerospace, Inc.:
6.875% Sr. Nts., 10/1/20	200,000	213,500
8.50% Sr. Unsec. Nts., 7/1/18	330,000	370,425
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17[2]	1,700,000	1,746,750
Hawker Beechcraft Acquisition Co. LLC, 8.50% Sr. Unsec. Nts., 4/1/15	1,500,000	1,216,875
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	1,100,000	1,226,500

		5,368,275

Air Freight & Logistics—0.0%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18[2]	265,000	275,600
Airlines—0.1%
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15[2]	1,320,000	1,509,750
Building Products—0.1%
Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17[2]	380,000	399,950
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts., 7/15/14	1,705,000	1,830,744

		2,230,694

Commercial Services & Supplies—0.1%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec. Debs., 9/15/35	450,000	546,317
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12	160,000	163,807
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11	139,000	145,033
West Corp.:
8.625% Sr. Unsec. Nts., 10/1/18[2]	900,000	938,250
9.50% Sr. Unsec. Nts., 10/15/14	670,000	705,175

		2,498,582

Construction & Engineering—0.0%
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20[2]	165,000	181,913
Industrial Conglomerates—0.2%
General Electric Capital Corp., 5.25% Sr. Unsec. Nts., 10/19/12	500,000	540,067
Sequa Corp., 11.75% Sr. Unsec. Nts., 12/1/15[2]	1,700,000	1,844,500
Tyco International Ltd./Tyco International Finance SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21	850,000	1,058,062

		3,442,629

Machinery—0.2%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16[2]	1,200,000	1,266,000
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	960,000	1,006,800
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17[2]	525,000	574,875
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Machinery Continued
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	$1,815,000	$1,819,538

		4,667,213

Marine—0.1%
Marquette Transportation Co., 10.875% Sr. Sec. Nts., 1/15/17[2]	1,800,000	1,899,000
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17[2]	255,000	258,825
Navios Maritime Holdings, Inc., 8.875% Nts., 11/1/17[2]	1,100,000	1,179,750

		3,337,575

Professional Services—0.1%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20[2]	510,000	534,863
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr. Unsec. Nts., 6/15/18[2]	1,200,000	1,389,000

		1,923,863

Road & Rail—0.2%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	1,190,000	1,182,156
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18[2]	1,825,000	1,888,875
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[2]	200,000	210,000
Transnet Ltd., 10.80% Sr. Unsec. Nts., 11/6/23	2,000,000	319,067
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[2]	1,200,000	1,152,000

		4,752,098

Trading Companies & Distributors—0.0%
United Rentals North America, Inc., 8.375% Sr. Unsec. Sub. Nts., 9/15/20	155,000	158,100
Information Technology—0.6%
Communications Equipment—0.0%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11	510,000	539,902
Computers & Peripherals—0.1%
CDW LLC/CDW Finance Corp., 11% Sr. Unsec. Nts., 10/12/15[7]	445,000	451,675
Seagate HDD Cayman, 6.875% Sr. Unsec. Nts., 5/1/20[2]	940,000	963,500

		1,415,175

Electronic Equipment & Instruments—0.0%
Agilent Technologies, Inc., 5% Sr. Unsec. Unsub. Nts., 7/15/20	1,030,000	1,106,509
Internet Software & Services—0.1%
Telcordia Technologies, Inc., 11% Sr. Sec. Nts., 5/1/18[2]	1,700,000	1,683,000
IT Services—0.1%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	735,000	718,463
First Data Corp., 8.875% Sr. Sec. Nts., 8/15/20[2]	1,800,000	1,901,250

		2,619,713
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Semiconductors & Semiconductor Equipment—0.3%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20[2]	$455,000	$484,575
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18[2]	900,000	967,500
10.75% Sr. Unsec. Nts., 8/1/20[2]	1,515,000	1,579,388
NXP BV/NXP Funding LLC:
7.875% Sr. Sec. Nts., 10/15/14	1,700,000	1,772,250
9.75% Sr. Sec. Nts., 8/1/18[2]	1,100,000	1,205,875

		6,009,588

Software—0.0%
Oracle Corp., 5.375% Sr. Bonds, 7/15/40[2]	1,050,000	1,102,965
Materials—1.2%
Chemicals—0.4%
Airgas, Inc., 3.25% Sr. Nts., 10/1/15	1,014,000	1,029,885
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	493,000	570,648
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[2]	475,000	521,313
Braskem SA, 7% Sr. Unsec. Nts., 5/7/20[2]	155,000	167,245
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18	515,000	588,388
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18	910,000	972,563
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18	1,320,000	1,423,950
9% Sr. Sec. Nts., 11/15/20[2,8]	455,000	474,338
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/1/15	545,000	562,031
8.625% Sr. Sub. Nts., 3/15/21[2]	100,000	110,125
Momentive Performance Materials, Inc.:
9% Sec. Nts., 1/15/21[2,8]	915,000	951,600
11.50% Sr. Unsec. Sub. Nts., 12/1/16	1,120,000	1,218,000
Rhodia SA, 6.875% Sr. Nts., 9/15/20[2]	955,000	1,008,719

		9,598,805

Construction Materials—0.0%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20[2]	255,000	246,713
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16[2]	180,000	182,700
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts., 3/30/20[2]	225,000	244,969

		674,382

Containers & Packaging—0.2%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16	545,000	596,775
Berry Plastics Corp., 9.50% Sr. Sec. Nts., 5/15/18	1,800,000	1,773,000
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17	523,000	575,221
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Containers & Packaging Continued
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14	$1,400,000	$1,267,000

		4,211,996

Metals & Mining—0.2%
Alrosa Finance SA, 7.75% Nts., 11/3/20[7,8]	280,000	309,400
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[2]	180,000	200,475
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15	930,000	760,275
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	1,000,000	1,132,675
JSC Severstal, 6.70% Nts., 10/25/17[7]	340,000	334,662
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[2]	480,000	537,600
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[2]	1,360,000	1,479,000

		4,754,087

Paper & Forest Products—0.4%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18[2]	755,000	809,738
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15[1,11]	765,000	131,963
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15[1,2,9]	1,300,000	1,166,750
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[2]	1,900,000	1,843,000
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[2]	1,195,000	1,078,488
Grupo Papelero Scribe SA, 8.875% Sr. Nts., 4/7/20[2]	180,000	181,800
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14	2,115,000	2,040,975
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	2,100,000	2,031,750

		9,284,464

Telecommunication Services—1.1%
Diversified Telecommunication Services—0.8%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	1,143,000	1,262,840
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[2]	565,000	524,744
British Telecommunications plc, 9.875% Bonds, 12/15/30	766,000	1,068,213
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17	900,000	918,000
8.75% Sr. Unsec. Sub. Nts., 3/15/18	900,000	875,250
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	543,000	621,735
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17	1,700,000	1,829,625
11.50% Sr. Unsec. Nts., 2/4/17[1,9]	1,700,000	1,846,625
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20[2]	255,000	262,013
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	1,750,000	1,894,375
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14	1,900,000	1,871,500
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts., 7/15/15	1,800,000	1,912,500
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	1,155,000	1,336,913
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount		Value

Diversified Telecommunication Services Continued
Telecom Italia Capital SA, 7.175% Sr. Unsec. Unsub. Nts., 6/18/19	$550,000		$664,366
Telefonica Emisiones SAU, 5.134% Sr. Unsec. Unsub. Nts., 4/27/20	550,000		603,964
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[2]	950,000		960,688
Telus Corp., 8% Nts., 6/1/11	70,000		72,883
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	983,000		1,119,626
Windstream Corp., 8.125% Sr. Unsec. Unsub. Nts., 9/1/18[2]	435,000		470,888

			20,116,748

Wireless Telecommunication Services—0.3%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	1,000,000		1,177,500
Cricket Communications, Inc., 9.375% Sr. Unsec. Nts., 11/1/14	1,700,000		1,789,250
MetroPCS Wireless, Inc., 7.875% Sr. Unsec. Nts., 9/1/18	1,805,000		1,944,888
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[2]	375,000		437,344
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[2]	1,025,000		1,165,938

			6,514,920

Utilities—0.9%
Electric Utilities—0.5%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[2]	498,000		538,257
Centrais Eletricas Brasileiras SA, 6.875% Sr. Unsec. Unsub. Nts., 7/30/19[2]	150,000		179,250
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	1,200,000		891,000
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[2]	220,000		268,400
Eskom Holdings Ltd.:
9.25% Bonds, Series ES18, 4/20/18	2,000,000	ZAR	313,514
10% Nts., Series ES23, 1/25/23	10,000,000	ZAR	1,583,119
Exelon Generation Co. LLC, 6.25% Sr. Unsec. Nts., 10/1/39	550,000		575,103
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	800,000		808,197
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13[4]	105,000		105,919
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[2]	745,000		848,119
Majapahit Holding BV:
7.75% Nts., 10/17/16[2]	490,000		583,100
8% Sr. Unsec. Nts., 8/7/19[2]	200,000		249,250
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12	576,000		623,630
Ohio Power Co., 5.375% Sr. Unsec. Nts., 10/1/21	1,050,000		1,192,830
Oncor Electric Delivery Co., 5.25% Sr. Sec. Bonds, 9/30/40[2]	895,000		874,105
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15	3,800,000		2,375,000
10.25% Sr. Unsec. Nts., Series B, 11/1/15	170,000		107,950
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[2]	815,000		1,068,397
TGI International Ltd., 9.50% Nts., 10/3/17[2]	330,000		383,213

			13,568,353
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Energy Traders—0.3%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[2]	$275,000		$298,640
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20[2]	1,800,000		1,894,565
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[2]	1,800,000		1,935,000
GenOn Escrow Corp.:
9.50% Sr. Unsec. Nts., 10/15/18[2]	505,000		494,900
9.875% Sr. Nts., 10/15/20[2]	505,000		494,900
Power Sector Assets & Liabilities Management Corp., 7.25% Sr. Gtd. Unsec. Nts., 5/27/19[2]	235,000		287,581
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr. Nts., 1/29/15[2]	155,000		175,521
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15	1,250,000		1,254,688

			6,835,795

Gas Utilities—0.0%
Florida Gas Transmission Co., 7% Sr. Unsec. Nts., 7/17/12[2]	423,000		457,345
Multi-Utilities—0.1%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20	560,000		598,620
NiSource Finance Corp., 10.75% Sr. Unsec. Nts., 3/15/16	865,000		1,161,142

			1,759,762

Total Non-Convertible Corporate Bonds and Notes (Cost $312,508,557)			322,817,908

Loan Participations—0.1%
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 10/19/15[8,9,12]	625,000		375,391
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 7/20/15[8]	1,582,813		1,722,794

Total Loan Participations (Cost $2,092,352)			2,098,185

Structured Securities—0.8%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 11.50%, 9/18/19	13,875,000,000	IDR	1,949,172
Indonesia (Republic of) Total Return Linked Bonds, 12.80%, 6/17/21	11,025,000,000	IDR	1,693,911
Indonesia (Republic of) Total Return Linked Bonds, Series 15, 10.50%, 8/19/30	44,725,000,000	IDR	6,034,365
Indonesia (Republic of) Total Return Linked Bonds, Series 15, 11%, 9/17/25	13,690,000,000	IDR	1,909,382
Indonesia (Republic of) Total Return Linked Bonds, Series 10, 10.50%, 8/19/30	9,069,000,000	IDR	1,223,603
Indonesia (Republic of) Total Return Linked Bonds, Series 105, 11%, 9/17/25	6,495,000,000	IDR	905,876
Citigroup Funding, Inc.:
Instituto Costarricense De Eletricidad Total Return Linked Nts., 2.288%, 10/25/11[5]	345,000		345,022
Ukraine (Republic of) Credit Linked Nts., 5.50%, 9/1/15[2,5]	5,945,000	UAH	638,620
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[7]	1,960,000,000	COP	1,356,953
Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20[7]	989,000,000	COP	684,708
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked Bonds, 10.915%, 3/23/11[6,7]	2,240,000	GHS	1,491,615
 OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Structured Securities Continued
Standard Charter Bank, Kenya (Republic of) Credit Linked Bonds, 14%, 3/9/11[5,7]	$550,000	$385,884
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts.[2]	14,000	60,000

Total Structured Securities (Cost $18,119,849)		18,679,111

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—1.1%
KOSPI2 200 Index Put[1]	8/19/11	$187.948	527,853,821	1,651,554
KOSPI2 200 Index Put[1]	8/19/11	188.252	5,255	1,468,389
Standard & Poor’s 500 Index (The) Call[1]	8/18/11	1,145.550	201,650	21,644,846

Total Options Purchased (Cost $3,048,028)				24,764,789

	Shares

Investment Companies—18.4%
iShares MSCI Emerging Markets Index	1,083,874	49,999,108
Oppenheimer Institutional Money Market Fund, Cl. E, 0.25%[13,14]	35,934,221	35,934,221
Oppenheimer Master Event-Linked Bond Fund, LLC[13]	1,383,365	15,444,180
Oppenheimer Master Loan Fund, LLC[13]	29,560,905	335,159,362

Total Investment Companies (Cost $426,393,081)		436,536,871

Total Investments, at Value (Cost $2,180,114,969)	100.0%	2,368,500,210
Other Assets Net of Liabilities	0.0	978,211

Net Assets	100.0%	$2,369,478,421

Footnotes to Statement of Investments

*	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.
Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP	Argentine Peso
BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
KRW	South Korean Won
MXN	Mexican Nuevo Peso
PHP	Philippines Peso
PLZ	Polish Zloty
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
ZAR	South African Rand
1.	Non-income producing security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $147,820,169 or 6.24% of the Fund’s net assets as of October 29, 2010.

3.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
4.	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See Note 5 of the accompanying Notes.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Zero coupon bond reflects effective yield on the date of purchase.

7.	Restricted security. The aggregate value of restricted securities as of October 29, 2010 was $10,222,599, which represents 0.43% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Alrosa Finance SA, 7.75% Nts., 11/3/20	10/28/10	$280,000	$309,400	$29,400
Banco BMG SA, 9.15% Nts., 1/15/16	8/20/10	364,109	371,850	7,741
Banco de Credito del Peru, 9.75% Jr. Sub. Nts., 11/6/69	8/20/10	291,365	293,694	2,329
CDW LLC/CDW Finance Corp., 11% Sr. Unsec. Nts.,10/12/15	9/30/10	450,446	451,675	1,229
Financing of Infrastructural Projects State Enterprise Gtd. Nts., 8.375%, 11/3/17	10/29/10	355,068	355,068	—
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18	8/23/10	1,783,780	1,864,696	80,916
JPMorgan Chase & Co., Colombia (Republic of)
Credit Linked Nts., 11%, 7/28/20	8/24/10	1,370,219	1,356,953	(13,266)
JPMorgan Chase & Co., Colombia (Republic of)
Credit Linked Nts., Series 2, 11%, 7/28/20	10/6/10	700,128	684,708	(15,420)
JSC Severstal, 6.70% Nts., 10/25/17	10/14/10	340,000	334,662	(5,338)
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts., 11/9/20	10/29/10	624,210	629,606	5,396
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15	9/22/10-9/23/10	909,553	910,575	1,022
Standard Bank Group Ltd., Ghana (Republic of)
Credit Linked Bonds, 10.915%, 3/23/11	9/22/10	1,504,599	1,491,615	(12,984)
Standard Charter Bank, Kenya (Republic of)
Credit Linked Bonds, 14%, 3/9/11	9/23/10	389,354	385,884	(3,470)
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13	9/30/10-10/06/10	778,917	782,213	3,296

		$10,141,748	$10,222,599	$80,851

8.	When-issued security or delayed delivery to be delivered and settled after October 29, 2010. See Note 1 of the accompanying Notes.

9.	Interest or dividend is paid-in-kind, when applicable.

10.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11.	Issue is in default. See Note 1 of the accompanying Notes.

12.	This Senior Loan will settle after October 29, 2010, at which time the interest rate will be determined.

13.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 29, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2009	Additions	Reductions	October 29, 2010

OFI Liquid Assets Fund	359,176,575	908,039,664	1,267,216,239	—
Oppenheimer Institutional Money Market Fund, Cl. E	—	555,541,471	519,607,250	35,934,221
Oppenheimer Master Event-Linked Bond Fund, LLC	—	1,383,365	—	1,383,365
Oppenheimer Master Loan Fund, LLC	—	29,560,905	—	29,560,905
 OPPENHEIMER GLOBAL ALLOCATION FUND

				Realized
	Value	Income		Gain (Loss)

OFI Liquid Assets Fund	$—	$569,509	[a]	$—
Oppenheimer Institutional Money Market Fund, Cl. E	35,934,221	49,869		—
Oppenheimer Master Event-Linked Bond Fund, LLC	15,444,180	227,738	[b]	232,103	[b]
Oppenheimer Master Loan Fund, LLC	335,159,362	3,764,176	[c]	(46,280)[c]

	$386,537,763	$4,611,292		$185,823

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

b.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
14.	Rate shown is the 7-day yield as of October 29, 2010.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 29, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$162,024,991	$1,819,828	$—	$163,844,819
Consumer Staples	156,316,591	7,620,313	—	163,936,904
Energy	104,775,315	11,287,084	—	116,062,399
Financials	137,435,077	13,607,125	—	151,042,202
Health Care	116,257,589	4,120,413	—	120,378,002
Industrials	176,105,700	23,994,014	—	200,099,714
Information Technology	170,865,381	39,321,094	—	210,186,475
Materials	195,714,851	14,129,760	—	209,844,611
Telecommunication Services	42,660,555	4,809,821	—	47,470,376
Utilities	19,904,736	—	—	19,904,736
Preferred Stocks	—	1,909,498	—	1,909,498
Rights, Warrants and Certificates	83,574	175,175	—	258,749
Mortgage-Backed Obligations	—	4,070,844	—	4,070,844
Foreign Government Obligations	—	154,594,017	—	154,594,017
Non-Convertible Corporate Bonds and Notes	—	322,817,908	—	322,817,908
Loan Participations	—	2,098,185	—	2,098,185
Structured Securities	—	18,679,111	—	18,679,111
Options Purchased	—	24,764,789	—	24,764,789
Investment Companies	436,536,871	—	—	436,536,871

Total Investments, at Value	1,718,681,231	649,818,979	—	2,368,500,210
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Other Financial Instruments:
Foreign currency exchange contracts	$—	$1,963,469	$—	$1,963,469
Futures margins	1,164,682	—	—	1,164,682
Appreciated swaps, at value	—	27,503	—	27,503

Total Assets	$1,719,845,913	$651,809,951	$—	$2,371,655,864

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(1,112,777)	$—	$(1,112,777)
Futures margins	(110,846)	—	—	(110,846)
Appreciated options written, at value	(98,932)	—	—	(98,932)
Depreciated options written, at value	(148,841)	(7,476,593)	—	(7,625,434)
Options written, at value	(4,004)	—	—	(4,004)
Depreciated swaps, at value	—	(184,130)	—	(184,130)

Total Liabilities	$(362,623)	$(8,773,500)	$—	$(9,136,123)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of October 29, 2010 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Argentine Peso (ARP)	Buy	2,465	ARP	3/29/11	$600,614	$5,922	$—
Chinese Renminbi (Yuan) (CNY)	Buy	36,500	CNY	6/7/11	5,539,379	98,359	—
South Korean Won (KRW)	Buy	875,000	KRW	11/29/10	776,604	20,860	—

						125,141	—

Bank Paribas Asia — FGN
Polish Zloty (PLZ)	Buy	9,045	PLZ	11/2/10	3,173,406	237,721	—

Barclay’s Capital:
Canadian Dollar (CAD)	Buy	89	CAD	11/1/10	86,885	354	—
Hungarian Forint (HUF)	Buy	562,000	HUF	11/10/10	2,875,934	377,601	—
Japanese Yen (JPY)	Sell	166,000	JPY	11/2/10	2,062,881	—	114,638

						377,955	114,638

Brown Brothers Harriman:
Brazilian Real (BRR)	Buy	68	BRR	11/1/10-11/3/10	40,133	68	6
British Pound Sterling (GBP)	Buy	3	GBP	11/1/10	5,079	76	—
Colombian Peso (COP)	Sell	108,510	COP	11/3/10	58,993	—	308
Japanese Yen (JPY)	Sell	319,428	JPY	11/1/10	3,969,523	—	58,197
Mexican Nuevo Peso (MXN)	Sell	1,181	MXN	11/1/10	95,603	—	299
Swiss Franc (CHF)	Sell	75	CHF	11/1/10	75,813	—	515

						144	59,325
 OPPENHEIMER GLOBAL ALLOCATION FUND

Foreign Currency Exchange Contracts: continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Citigroup:
Danish Krone (DKK)	Sell	1,077	DKK	11/1/10	$201,011	$—	$2,324
Euro (EUR)	Buy	15	EUR	11/2/10	21,488	—	20
Euro (EUR)	Sell	784	EUR	11/2/10	1,091,583	1,002	—
Indonesia Rupiah (IDR)	Buy	21,403,000	IDR	11/22/10	2,386,435	17,536	—
Indonesia Rupiah (IDR)	Sell	8,190,000	IDR	11/22/10	913,185	—	6,710
Mexican Nuevo Peso (MXN)	Buy	28,205	MXN	11/16/10	2,281,763	94,821	—

						113,359	9,054

Citigroup EM:
Colombian Peso (COP)	Sell	1,022,000	COP	11/23/10	555,519	14,793	—
Indonesia Rupiah (IDR)	Sell	2,779,000	IDR	11/22/10	309,859	—	48

						14,793	48

Credit Suisse:
Euro (EUR)	Sell	6,815	EUR	11/10/10	9,484,071	—	696,543
Hungarian Forint (HUF)	Buy	785,000	HUF	11/10/10	4,017,097	370,448	—
New Turkish Lira (TRY)	Sell	7,980	TRY	12/13/10	5,521,360	38,453	—

						408,901	696,543

Deutsche Bank EM
Russian Ruble (RUR)	Buy	158,400	RUR	1/12/11	5,103,251	—	122,833

Goldman Sachs EM:
Brazilian Real (BRR)	Buy	94	BRR	11/3/10-12/2/10	55,102	117	—
Mexican Nuevo Peso (MXN)	Buy	43,370	MXN	11/16/10	3,508,600	12,148	—

						12,265	—

Hong Kong & Shanghai Bank Corp.
Euro (EUR)	Buy	1,650	EUR	11/10/10	2,296,217	30,600	—

HSBC EM
Israeli Shekel (ILS)	Sell	5,920	ILS	1/31/11	1,626,486	—	3,679

JP Morgan Chase:
Hong Kong Dollar (HKD)	Buy	47	HKD	11/1/10	6,070	4	—
Hong Kong Dollar (HKD)	Sell	7,594	HKD	11/1/10	979,721	—	637
Indian Rupee (INR)	Buy	33,000	INR	11/3/10	742,335	32,658	—
Japanese Yen (JPY)	Buy	166,000	JPY	11/2/10	2,062,881	118,498	—
Malaysian Ringgit (MYR)	Buy	12,125	MYR	11/22/10-1/6/11	3,888,685	—	11,797
Philippines Peso (PHP)	Buy	30,000	PHP	1/4/11	694,258	12,594	—

						163,754	12,434

JP Morgan EM:
Argentine Peso (ARP)	Buy	2,465	ARP	3/29/11	600,614	5,922	—
Indian Rupee (INR)	Buy	294,000	INR	11/3/10	6,613,530	416,228	—
Indonesia Rupiah (IDR)	Buy	705,000	IDR	11/22/10	78,608	—	633
Malaysian Ringgit (MYR)	Buy	7,780	MYR	11/30/10	2,495,429	38,613	—
Philippines Peso (PHP)	Buy	122,000	PHP	1/4/11	2,823,314	16,135	—

						476,898	633
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Morgan Stanley EM:
Indian Rupee (INR)	Buy	327,000	INR	1/3/11-2/1/11	$7,248,280	$—	$19,628
Indian Rupee (INR)	Sell	327,000	INR	11/3/10	7,355,865	—	7,550

						—	27,178

RBS Greenwich Capital:
Australian Dollar (AUD)	Sell	1,911	AUD	11/1/10	1,871,884	—	19,459
British Pound Sterling (GBP)	Sell	600	GBP	11/1/10	961,189	—	15,654
Euro (EUR)	Buy	71	EUR	11/1/10	98,493	1,087	—
Euro (EUR)	Sell	758	EUR	11/1/10	1,055,019	—	11,640
Polish Zloty (PLZ)	Sell	140	PLZ	11/2/10	49,119	—	3,380

						1,087	50,133

Standard New York Securities, Inc.
South African Rand (ZAR)	Sell	1,890	ZAR	11/1/10	269,807	—	13,831

Standard NY EM:
South African Rand (ZAR)	Buy	1,890	ZAR	11/1/10	269,807	577	—
South African Rand (ZAR)	Sell	4,480	ZAR	2/1/11	630,562	—	1,136

						577	1,136

State Street:
Polish Zloty (PLZ)	Buy	8,905	PLZ	2/2/11	3,102,449	—	1,312
Polish Zloty (PLZ)	Sell	8,905	PLZ	11/2/10	3,124,287	274	—
						274	1,312

Total unrealized appreciation and depreciation						$1,963,469	$1,112,777

Futures Contracts as of October 29, 2010 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds, 20 yr.	Sell	124	12/21/10	$16,236,250	$147,200
U.S. Treasury Nts., 2 yr.	Buy	86	12/31/10	18,918,656	68,433
U.S. Treasury Nts., 5 yr.	Sell	59	12/31/10	7,173,109	(87,954)
U.S. Treasury Nts., 10 yr.	Buy	2,722	12/21/10	343,737,563	3,406,969

					$3,534,648

Written Options as of October 29, 2010 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Agnico-Eagle Mines Ltd.	Call	55	$90.00	2/21/11	$8,348	$(11,383)	$(3,035)
Agnico-Eagle Mines Ltd.	Put	28	55.00	2/21/11	2,786	(1,652)	1,134
Alamos Gold, Inc.	Call	55	20.00	4/18/11	5,203	(2,157)	3,046
Alamos Gold, Inc.	Put	27	16.00	4/18/11	3,149	(4,633)	(1,484)
Allied Nevada Gold Corp.	Put	33	21.00	4/18/11	3,753	(1,715)	2,038
AngloGold Ashanti Ltd., Sponsored ADR	Put	31	39.00	1/24/11	4,557	(1,705)	2,852
AngloGold Ashanti Ltd., Sponsored ADR	Call	21	55.00	4/18/11	3,717	(3,297)	420
 OPPENHEIMER GLOBAL ALLOCATION FUND

Written Options: continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Dates	Received	Value	(Depreciation)

Barrick Gold Corp.	Call	56	$60.00	4/18/11	$5,638	$(5,096)	$542
Barrick Gold Corp.	Call	28	55.00	4/18/11	4,877	(5,040)	(163)
Barrick Gold Corp.	Put	29	42.00	1/24/11	2,882	(2,668)	214
Barrick Gold Corp.	Put	27	40.00	4/18/11	3,592	(3,672)	(80)
Barrick Gold Corp.	Put	31	44.00	12/20/10	3,388	(2,573)	815
Centerra Gold, Inc.	Call	54	21.00	4/18/11	5,479	(10,060)	(4,581)
Cliffs Natural Resources, Inc.	Put	27	45.00	4/18/11	5,356	(4,752)	604
Coeur d’Alene Mines Corp.	Put	56	17.00	3/21/11	5,409	(5,600)	(191)
Companhia de Minas
Buenaventura SA, Sponsored ADR	Call	33	60.00	3/21/11	4,850	(6,930)	(2,080)
Companhia de Minas
Buenaventura SA, Sponsored ADR	Call	30	50.00	3/21/11	4,254	(18,600)	(14,346)
Detour Gold Corp.	Put	60	27.00	1/24/11	5,666	(7,354)	(1,688)
Detour Gold Corp.	Put	27	25.00	4/18/11	3,727	(3,574)	153
Detour Gold Corp.	Put	28	28.00	12/20/10	3,062	(3,432)	(370)
Detour Gold Corp.	Put	27	27.00	12/20/10	2,464	(2,515)	(51)
Eldorado Gold Corp.	Call	54	20.00	2/21/11	6,120	(3,124)	2,996
Eldorado Gold Corp.	Put	54	16.00	4/18/11	6,252	(7,560)	(1,308)
Eldorado Gold Corp.	Put	29	15.00	4/18/11	3,170	(2,900)	270
Eldorado Gold Corp.	Put	28	16.00	1/24/11	2,884	(2,660)	224
European Goldfields Ltd.	Put	28	12.00	4/18/11	3,628	(3,706)	(78)
European Goldfields Ltd.	Put	27	13.00	1/24/11	3,633	(3,706)	(73)
FMC Corp.	Put	28	55.00	4/18/11	4,693	(2,100)	2,593
Franco-Nevada Corp.	Call	28	38.00	4/18/11	3,488	(3,569)	(81)
Freeport-McMoRan
Copper & Gold, Inc., Cl. B	Put	28	85.00	12/20/10	5,095	(6,160)	(1,065)
Freeport-McMoRan
Copper & Gold, Inc., Cl. B	Put	27	67.50	1/24/11	3,105	(2,160)	945
Fronteer Gold, Inc.	Put	75	7.50	3/21/11	7,424	(6,750)	674
Gold Fields Ltd., Sponsored ADR	Call	28	16.00	4/18/11	2,978	(3,836)	(858)
Ivanhoe Mines Ltd.	Put	56	20.00	1/24/11	5,501	(4,200)	1,301
Ivanhoe Mines Ltd.	Put	56	21.00	1/24/11	5,991	(6,160)	(169)
Kinross Gold Corp.	Put	61	17.00	2/21/11	7,136	(6,954)	182
Kinross Gold Corp.	Put	59	17.50	1/24/11	7,098	(6,726)	372
Newmont Mining Corp.	Put	28	50.00	3/21/11	4,004	(4,004)	—
Newmont Mining Corp.	Put	28	55.00	12/20/10	2,920	(2,576)	344
NovaGold Resources, Inc.	Put	82	9.00	3/21/11	8,906	(4,920)	3,986
Osisko Mining Corp.	Put	29	12.00	4/18/11	3,284	(2,133)	1,151
Randgold Resources Ltd., ADR	Put	28	75.00	3/21/11	4,785	(4,620)	165
Randgold Resources Ltd., ADR	Put	28	90.00	11/22/10	4,399	(5,040)	(641)
Randgold Resources Ltd., ADR	Put	28	85.00	12/20/10	3,871	(4,620)	(749)
Royal Gold, Inc.	Put	27	40.00	4/18/11	3,699	(3,240)	459
Silver Standard Resources, Inc.	Put	55	19.00	3/21/11	5,609	(4,675)	934
Silver Standard Resources, Inc.	Put	53	21.00	1/24/11	5,193	(4,505)	688
Silver Wheaton Corp.	Call	56	31.00	1/24/11	5,935	(9,240)	(3,305)
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Written Options: continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Silver Wheaton Corp.	Put	55	$22.00	3/21/11	$6,489	$(5,500)	$989
Standard & Poor’s 500 Index (The)	Put	201,650	969.35	8/18/11	—	(7,476,593)	(7,476,593)
US Gold Corp.	Put	83	5.00	5/23/11	6,141	(6,225)	(84)
Yingli Green Energy Holding Co. Ltd., ADR	Put	56	12.50	1/24/11	5,291	(9,800)	(4,509)

					$240,879	$(7,728,370)	$(7,487,491)

Interest Rate Swap Contracts as of October 29, 2010 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

BZDI:
Barclays Bank plc	5,620	BRR	BZDI	11.37%	1/3/12	$27,503
Goldman Sachs Group, Inc. (The)	2,800	BRR	BZDI	11.18	1/3/14	(5,267)
Goldman Sachs Group, Inc. (The)	4,920	BRR	BZDI	11.12	1/5/15	(36,076)
Goldman Sachs Group, Inc. (The)	15,920	BRR	BZDI	11.10	1/4/17	(109,506)
Goldman Sachs Group, Inc. (The)	3,790	BRR	BZDI	11.60	1/4/17	(28,963)

Total	33,050	BRR				(152,309)

Six-Month HUF BUBOR Reuters
Goldman Sachs Group, Inc. (The)	270,000	HUF	Six-Month
			HUF BUBOR
			Reuters	6.06	10/5/15	(4,318)

Total Interest Rate Swaps						$(156,627)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
HUF	Hungarian Forint
Abbreviations/Definitions are as follows:

BUBOR	Budapest Interbank Offered Rate
BZDI	Brazil Interbank Deposit Rate
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of October 29, 2010 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Barclays Bank plc	Interest Rate	5,620	BRR	$27,503
Goldman Sachs Group, Inc. (The):
	Interest Rate	27,430	BRR	(179,812)
	Interest Rate	270,000	HUF	(4,318)

				(184,130)

Total Swaps				$(156,627)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
HUF	Hungarian Forint
See accompanying Notes to Financial Statements.
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES October 29, 20101

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,798,060,361)	$1,981,962,447
Affiliated companies (cost $382,054,608)	386,537,763

2,368,500,210
Cash	2,495,782
Cash—foreign currencies (cost $85,980)	84,765
Cash used for collateral on futures	4,000,000
Unrealized appreciation on foreign currency exchange contracts	1,963,469
Appreciated swaps, at value (upfront payments $0)	27,503
Receivables and other assets:
Investments sold (including $416,526 sold on a when-issued or delayed delivery basis)	17,912,016
Interest and dividends	12,161,260
Futures margins	1,164,682
Closed foreign currency contracts	325,118
Other	245,958

Total assets	2,408,880,763

Liabilities
Appreciated options written, at value (premiums received $129,023)	98,932
Depreciated options written, at value (premiums received $107,852)	7,625,434
Options written, at value (premiums received $4,004)	4,004
Unrealized depreciation on foreign currency exchange contracts	1,112,777
Depreciated swaps, at value (upfront payments $0)	184,130
Payables and other liabilities:
Investments purchased (including $5,729,135 purchased on a when-issued or delayed delivery basis)	23,108,259
Shares of beneficial interest redeemed	3,874,576
Trustees’ compensation	1,072,729
Foreign capital gains tax	639,089
Transfer and shareholder servicing agent fees	593,926
Distribution and service plan fees	484,596
Shareholder communications	278,977
Closed foreign currency contracts	113,810
Futures margins	110,846
Other	100,257

Total liabilities	39,402,342

Net Assets	$2,369,478,421

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Composition of Net Assets
Par value of shares of beneficial interest	$1,582,136
Additional paid-in capital	3,121,649,465
Accumulated net investment income	11,092,912
Accumulated net realized loss on investments and foreign currency transactions	(949,522,341)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	184,676,249

Net Assets	$2,369,478,421

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,623,802,406 and 107,682,792 shares of beneficial interest outstanding)	$15.08
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$16.00
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $277,242,660 and 18,824,414 shares of beneficial interest outstanding)	$14.73
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $363,252,642 and 24,662,625 shares of beneficial interest outstanding)	$14.73
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,337,814 and 4,665,506 shares of beneficial interest outstanding)	$14.86
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $35,842,899 and 2,378,276 shares of beneficial interest outstanding)	$15.07
See accompanying Notes to Financial Statements.
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF OPERATIONS For the Year Ended October 29, 20101

Allocation of Income and Expenses from master funds[2]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$227,439
Dividends	299
Expenses[3]	(12,983)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	214,755

Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	3,758,735
Dividends	5,441
Expenses[4]	(144,367)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	3,619,809

Total allocation of net investment income from master funds	3,834,564

Investment Income
Interest (net of foreign withholding taxes of $53,233)	35,207,209
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $378,383)	23,628,575
Affiliated companies	49,869
Income from investment of securities lending cash collateral, net—affiliated companies	569,509
Other income	91,886

Total investment income	59,547,048

Expenses
Management fees	18,660,448
Distribution and service plan fees:
Class A	3,990,269
Class B	3,085,357
Class C	3,652,950
Class N	356,612
Transfer and shareholder servicing agent fees:
Class A	4,829,540
Class B	1,544,424
Class C	985,297
Class N	219,503
Class Y	75,336
Shareholder communications:
Class A	405,340
Class B	125,486
Class C	76,560
Class N	9,517
Class Y	1,222

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 1 of the accompanying Notes.

3.	Net of expense waivers and/or reimbursements of $123.

4.	Net of expense waivers and/or reimbursements of $2,160.
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF OPERATIONS Continued

Expenses Continued
Trustees’ compensation	$61,700
Custodian fees and expenses	23,135
Other	245,770

Total expenses	38,348,466
Less waivers and reimbursements of expenses	(619,391)

Net expenses	37,729,075

Net Investment Income	25,652,537

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	275,193,805
Closing and expiration of option contracts written	553
Closing and expiration of futures contracts	997,799
Foreign currency transactions	1,661,578
Swap contracts	(8,371)
Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	232,103
Oppenheimer Master Loan Fund, LLC	(46,280)

Total net realized gain	278,031,187

Net change in unrealized appreciation/depreciation on:
Investments (net of foreign capital gains tax of $639,089)	12,047,269
Translation of assets and liabilities denominated in foreign currencies	42,865,900
Futures contracts	3,534,648
Option contracts written	(7,487,491)
Swap contracts	(156,627)
Net change in unrealized appreciation/depreciation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(2,678)
Oppenheimer Master Loan Fund, LLC	4,485,833

Total net change in unrealized appreciation/depreciation	55,286,854

Net Increase in Net Assets Resulting from Operations	$358,970,578

See accompanying Notes to Financial Statements.
 OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended October 31,	2010[1]	2009

Operations
Net investment income	$25,652,537	$27,790,712
Net realized gain (loss)	278,031,187	(396,810,628)
Net change in unrealized appreciation/depreciation	55,286,854	840,396,970

Net increase in net assets resulting from operations	358,970,578	471,377,054

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(12,319,958)	(22,045,016)
Class B	(239,366)	(3,401,393)
Class C	(609,553)	(3,335,134)
Class N	(378,540)	(976,059)
Class Y	(402,190)	(1,053,561)

	(13,949,607)	(30,811,163)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	(192,894,828)	(229,050,508)
Class B	(121,657,081)	(122,768,644)
Class C	(55,221,471)	(73,675,430)
Class N	(15,017,299)	(15,893,913)
Class Y	(5,221,926)	(52,853,459)

	(390,012,605)	(494,241,954)

Net Assets
Total decrease	(44,991,634)	(53,676,063)
Beginning of period	2,414,470,055	2,468,146,118

End of period (including accumulated net investment income of $11,092,912 and $575,228, respectively)	$2,369,478,421	$2,414,470,055

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
 OPPENHEIMER GLOBAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$13.05	$10.69	$19.18	$18.82	$17.79

Income (loss) from investment operations:
Net investment income[2]	.18	.16	.27	.24	.21
Net realized and unrealized gain (loss)	1.96	2.36	(6.28)	1.05	1.66

Total from investment operations	2.14	2.52	(6.01)	1.29	1.87

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.16)	(.29)	(.25)	(.23)
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.11)	(.16)	(2.48)	(.93)	(.84)

Net asset value, end of period	$15.08	$13.05	$10.69	$19.18	$18.82

Total Return, at Net Asset Value[3]	16.44%	24.06%	(35.52)%	6.97%	10.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,623,802	$1,584,420	$1,525,472	$2,988,971	$3,058,131

Average net assets (in thousands)	$1,619,840	$1,450,251	$2,364,088	$3,068,226	$3,215,973

Ratios to average net assets:[4]
Net investment income	1.29%[5]	1.44%	1.84%	1.26%	1.13%
Total expenses	1.37%[5,6]	1.48%	1.27%	1.16%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.37%[5]	1.42%	1.26%	1.14%	1.17%

Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended October 29, 2010	1.37%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
 OPPENHEIMER GLOBAL ALLOCATION FUND

Class B Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$12.77	$10.47	$18.81	$18.46	$17.46

Income (loss) from investment operations:
Net investment income[2]	.06	.08	.15	.09	.06
Net realized and unrealized gain (loss)	1.91	2.32	(6.15)	1.03	1.63

Total from investment operations	1.97	2.40	(6.00)	1.12	1.69

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.01)	(.10)	(.15)	(.09)	(.08)
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.01)	(.10)	(2.34)	(.77)	(.69)
Net asset value, end of period	$14.73	$12.77	$10.47	$18.81	$18.46

Total Return, at Net Asset Value[3]	15.45%	23.17%	(36.03)%	6.17%	9.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$277,243	$353,853	$410,268	$1,294,217	$1,847,651

Average net assets (in thousands)	$309,274	$357,111	$765,095	$1,649,062	$2,014,712

Ratios to average net assets:[4]
Net investment income	0.46%[5]	0.71%	1.04%	0.48%	0.35%
Total expenses	2.33%[5,6]	2.44%	2.06%	1.94%	1.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.18%[5]	2.20%	2.05%	1.92%	1.95%

Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended October 29, 2010	2.33%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
 OPPENHEIMER GLOBAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$12.77	$10.47	$18.81	$18.48	$17.48
Income (loss) from investment operations:
Net investment income[2]	.08	.08	.16	.10	.07
Net realized and unrealized gain (loss)	1.90	2.32	(6.14)	1.02	1.64

Total from investment operations	1.98	2.40	(5.98)	1.12	1.71

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.10)	(.17)	(.11)	(.10)
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.02)	(.10)	(2.36)	(.79)	(.71)

Net asset value, end of period	$14.73	$12.77	$10.47	$18.81	$18.48

Total Return, at Net Asset Value[3]	15.55%	23.23%	(35.95)%	6.15%	9.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$363,252	$366,167	$373,380	$883,839	$1,022,881

Average net assets (in thousands)	$366,311	$343,726	$621,258	$979,278	$1,122,088

Ratios to average net assets:[4]
Net investment income	0.57%[5]	0.74%	1.10%	0.53%	0.41%
Total expenses	2.08%[5,6]	2.19%	2.00%	1.89%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.08%[5]	2.14%	1.99%	1.87%	1.89%

Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended October 29, 2010	2.08%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
 OPPENHEIMER GLOBAL ALLOCATION FUND

Class N Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$12.87	$10.54	$18.94	$18.59	$17.58
Income (loss) from investment operations:
Net investment income[2]	.14	.14	.23	.18	.15
Net realized and unrealized gain (loss)	1.93	2.33	(6.20)	1.03	1.64

Total from investment operations	2.07	2.47	(5.97)	1.21	1.79

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.14)	(.24)	(.18)	(.17)
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.08)	(.14)	(2.43)	(.86)	(.78)

Net asset value, end of period	$14.86	$12.87	$10.54	$18.94	$18.59

Total Return, at Net Asset Value[3]	16.09%	23.89%	(35.69)%	6.66%	10.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,338	$74,293	$76,475	$171,675	$207,130

Average net assets (in thousands)	$71,783	$70,697	$125,526	$193,216	$215,652

Ratios to average net assets:[4]
Net investment income	1.03%[5]	1.26%	1.57%	0.95%	0.83%
Total expenses	1.61%[5,6]	1.69%	1.53%	1.46%	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.61%[5]	1.62%	1.52%	1.44%	1.48%

Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended October 29, 2010	1.61%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
 OPPENHEIMER GLOBAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$13.05	$10.68	$19.18	$18.82	$17.79

Income (loss) from investment operations:
Net investment income[2]	.23	.25	.31	.30	.26
Net realized and unrealized gain (loss)	1.95	2.34	(6.28)	1.04	1.66

Total from investment operations	2.18	2.59	(5.97)	1.34	1.92

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.22)	(.34)	(.30)	(.28)
Distributions from net realized gain	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.16)	(.22)	(2.53)	(.98)	(.89)

Net asset value, end of period	$15.07	$13.05	$10.68	$19.18	$18.82

Total Return, at Net Asset Value[3]	16.80%	24.83%	(35.35)%	7.29%	11.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,843	$35,737	$82,551	$227,020	$276,322

Average net assets (in thousands)	$35,361	$42,026	$165,149	$294,643	$276,812

Ratios to average net assets:[4]
Net investment income	1.64%[5]	2.25%	2.12%	1.56%	1.43%
Total expenses	1.01%[5,6]	1.00%	0.98%	0.86%	0.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.01%[5]	0.85%	0.97%	0.84%	0.87%

Portfolio turnover rate	204%[7]	232%[7]	128%[7]	112%	63%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Year Ended October 29, 2010	1.01%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Global Allocation Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. Prior to August 16, 2010, the Fund’s name was “Oppenheimer Quest Balanced Fund.” The Fund’s investment objective is to seek a combination of growth of capital and investment income. The Fund’s primary objective is growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). Prior to August 16, 2010, the Fund was sub-advised by Oppenheimer Capital, LLC (the “Sub-Adviser”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Fiscal Year End. Since October 29, 2010 represents the last day during the Fund’s fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee,
 OPPENHEIMER GLOBAL ALLOCATION FUND

in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of October 29, 2010 is as follows:

Cost	$131,963
Market Value	$131,963
Market Value as a % of Net Assets	0.01%
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of October 29, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$5,729,135
Sold securities	416,526
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share.
 OPPENHEIMER GLOBAL ALLOCATION FUND

As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investment in Oppenheimer master funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “master funds”). Each master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of the master funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the master funds.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based
on Cost of Securities
Undistributed	Undistributed	Accumulated	and Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$15,611,407	$—	$942,214,704	$169,076,982
 OPPENHEIMER GLOBAL ALLOCATION FUND

1.	As of October 29, 2010, the Fund had $942,214,704 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 29, 2010, details of the capital loss carryforwards were as follows:

Expiring

2016	$531,741,258
2017	410,473,446

Total	$942,214,704

2.	During the fiscal year ended October 29, 2010, the Fund utilized $277,446,860 of capital loss carryforward to offset capital gains realized in that fiscal year.

3.	During the fiscal year ended October 31, 2009, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for October 29, 2010. Net assets of the Fund were unaffected by the reclassifications.

Reduction
Reduction to	to Accumulated Net
Accumulated Net	Realized Loss
Investment Income	on Investments

$1,185,246	$1,185,246
The tax character of distributions paid during the years ended October 29, 2010 and October 31, 2009 was as follows:

	Year Ended	Year Ended
	October 29, 2010	October 31, 2009

Distributions paid from:
Ordinary income	$13,949,607	$30,811,163
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,191,824,691
Federal tax cost of other investments	360,248,838

Total federal tax cost	$2,552,073,529

Gross unrealized appreciation	$196,884,565
Gross unrealized depreciation	(27,807,583)

Net unrealized appreciation	$169,076,982

 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended October 29, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$16,193
Payments Made to Retired Trustees	93,860
Accumulated Liability as of October 29, 2010	911,457
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian
 OPPENHEIMER GLOBAL ALLOCATION FUND

account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended October 29, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	12,471,403	$175,242,695	16,033,341	$177,389,924
Dividends and/or distributions reinvested	797,062	11,295,129	1,980,674	20,140,944
Redeemed	(26,959,071)	(379,432,652)	(39,354,575)	(426,581,376)

Net decrease	(13,690,606)	$(192,894,828)	(21,340,560)	$(229,050,508)

Class B
Sold	2,384,336	$32,899,455	3,684,745	$39,010,404
Dividends and/or distributions reinvested	13,304	186,917	287,775	2,798,648
Redeemed	(11,288,241)	(154,743,453)	(15,446,054)	(164,577,696)

Net decrease	(8,890,601)	$(121,657,081)	(11,473,534)	$(122,768,644)

 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest Continued

	Year Ended October 29, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class C
Sold	1,861,991	$25,672,616	2,456,879	$26,335,163
Dividends and/or distributions reinvested	37,292	521,802	289,479	2,814,575
Redeemed	(5,918,733)	(81,415,889)	(9,735,293)	(102,825,168)

Net decrease	(4,019,450)	$(55,221,471)	(6,988,935)	$(73,675,430)

Class N
Sold	958,457	$13,369,397	1,138,476	$12,110,068
Dividends and/or distributions reinvested	25,495	356,856	92,531	919,659
Redeemed	(2,091,777)	(28,743,552)	(2,712,887)	(28,923,640)

Net decrease	(1,107,825)	$(15,017,299)	(1,481,880)	$(15,893,913)

Class Y
Sold	556,094	$7,762,165	693,713	$7,689,991
Dividends and/or distributions reinvested	26,298	371,085	98,159	1,007,919
Redeemed	(942,598)	(13,355,176)	(5,780,145)	(61,551,369)

Net decrease	(360,206)	$(5,221,926)	(4,988,273)	$(52,853,459)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the year ended October 29, 2010, were as follows:

	Purchases	Sales

Investment securities	$3,375,668,682	$3,509,963,886
U.S. government and government agency obligations	1,087,401,868	1,219,003,357
To Be Announced (TBA) mortgage-related securities	125,339,102	124,699,026
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	0.80%
Next $2.0 billion	0.76
Next $1.0 billion	0.71
Next $1.0 billion	0.66
Next $1.0 billion	0.60
Next $1.0 billion	0.55
Next $2.0 billion	0.50
Over $9.0 billion	0.48
 OPPENHEIMER GLOBAL ALLOCATION FUND

Sub-Adviser Fees. Prior to August 16, 2010, the Manager retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager, not the Fund, paid the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee was calculated as a percentage of the fee the Fund paid the Manager. The rate was 30% of the advisory fee collected by the Manager based on the net assets of the Fund. For the year ended October 29, 2010, the Manager paid $4,962,545 to the Sub-Adviser for its services to the Fund, which was calculated after any investment management fee waivers (voluntary or otherwise).
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 29, 2010, the Fund paid $7,271,796 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set that rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class B	$29,565,101
Class C	31,868,047
Class N	6,126,365
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

October 29, 2010	$317,958	$1,454	$448,054	$13,270	$936
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF and the master funds. During the year ended October 29, 2010, the Manager waived fees and/or reimbursed the Fund $155,907 for management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended October 29, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$463,484
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors.
 OPPENHEIMER GLOBAL ALLOCATION FUND

Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of October 29, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $26,753,144, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $18,452,413 as of October 29, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of October 29, 2010 the Fund has required certain counterparties to post collateral of $270,045.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features
 OPPENHEIMER GLOBAL ALLOCATION FUND

are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
     As of October 29, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $623,377 for which collateral was not posted by the Fund. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of October 29, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of October 29, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts	Appreciated swaps, at value	$27,503
Interest rate contracts				Depreciated swaps, at value	$184,130
Interest rate contracts	Futures margins	1,164,682	*	Futures margins	110,846	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	1,963,469		Unrealized depreciation on foreign currency exchange contracts	1,112,777
Equity contracts				Appreciated options written, at value	98,932
Equity contracts				Depreciated options written, at value	7,625,434
Equity contracts				Options written, at value	4,004

Equity contracts	Investments, at value	24,764,789	**

Total		$27,920,443			$9,136,123

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options.
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments from
	unaffiliated
	companies	Closing and
Derivatives not	(including	expiration	Closing and
Accounted	premiums	of option	expiration	Foreign
for as Hedging	on options	contracts	of futures	currency	Swap
Instruments	exercised)*	written	contracts	transactions	contracts	Total

Equity contracts	$(11,286)	$553	$—	$—	$—	$(10,733)
Foreign exchange contracts	—	—	—	(6,332,972)	—	(6,332,972)
Interest rate contracts	—	—	997,799	—	(8,371)	989,428

Total	$(11,286)	$553	$997,799	$(6,332,972)	$(8,371)	$(5,354,277)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
				Translation of
				assets and
Derivatives not				liabilities
Accounted for		Option		denominated
as Hedging		contracts	Futures	in foreign	Swap
Instruments	Investments*	written	contracts	currencies	contracts	Total

Equity contracts	$21,716,761	$(7,487,491)	$—	$—	$—	$14,229,270
Foreign exchange
contracts	—	—	—	850,692	—	850,692
Interest rate
contracts	—	—	3,534,648	—	(156,627)	3,378,021

Total	$21,716,761	$(7,487,491)	$3,534,648	$850,692	$(156,627)	$18,457,983

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign
OPPENHEIMER GLOBAL ALLOCATION FUND

securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     During the year ended October 29, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $32,083,656 and $7,873,466, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the year ended October 29, 2010, the Fund had an average market value of $62,399,284 and $3,432,210 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
 OPPENHEIMER GLOBAL ALLOCATION FUND

     The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the year ended October 29, 2010, the Fund had an average market value of $4,005,205 and $239,996 on purchased call options and purchased put options, respectively.
     During the year ended October 29, 2010, the Fund had an average market value of $8,004 and $2,850,077 on written call options and written put options, respectively.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the year ended October 29, 2010 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of October 31, 2009	—	$—	—	$—
Options written	498	60,887	203,309	197,763
Options closed or expired	—	—	(92)	(17,771)

Options outstanding as of October 29, 2010	498	$60,887	203,217	$179,992

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     For the year ended October 29, 2010, the Fund had average notional amounts of $6,289,021 on interest rate swaps which receive a fixed rate.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Restricted Securities
As of October 29, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could
 OPPENHEIMER GLOBAL ALLOCATION FUND

experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand
     As of October 29, 2010, the Fund had no securities on loan.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     In March 2010, what is claimed to be a derivative action on behalf of the Trust was filed in federal district court against the Distributor and several of the Trust’s current and retired Trustees. The suit alleges that asset-based payments made under the Fund’s 12b-1 Plans or by the Distributor to broker dealers with respect to shares of the Trust (including shares of the Fund) held in accounts of the broker-dealers for their customers are impermissible.
 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued
8. Pending Litigation Continued
The plaintiffs seek termination of such payments, restitution and unspecified damages from the Trust’s Trustees, other equitable relief and an award of attorneys’ fees and litigation expenses.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
 OPPENHEIMER GLOBAL ALLOCATION FUND

Oppenheimer Global Allocation Fund

Website
www.oppenheimerfunds.com

Investment Adviser
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)

Custodian Bank
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

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PX0257.001.0211
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Oppenheimer
Quest Opportunity Value FundSM

NYSE Ticker Symbols
Class A	QVOPX
Class B	QOPBX
Class C	QOPCX
Class N	QOPNX
Class Y	QOPYX
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February 28, 2011

Statement of Additional Information

This document contains additional information about the Fund and supplements information in the Fund's prospectus dated February 28, 2011 (the "Prospectus").
This Statement of Additional Information ("SAI") is not a Prospectus.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's transfer agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the transfer agent at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

Oppenheimer Quest Opportunity Value Fund
6803 South Tucson Way, Centennial, Colorado 80112-3924 1.800.CALL OPP (225.5677)

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To Summary Prospectus

Additional Information About the Fund's Investment Policies and Risks

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The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.

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The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

The Fund's Main Investment Policies

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Investments in Equity Securities. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-sized issuers. At times, the Fund may focus its equity investments in securities of one or more capitalization ranges, based on the Manager's judgment of where the best market opportunities are and whether the market favors or disfavors securities of issuers of a particular capitalization range. Securities of smaller-sized issuers generally may be subject to greater price volatility than securities of larger companies. If the Fund focuses on investments in smaller-sized companies, the Fund's share prices may fluctuate more than those of funds focusing on larger iss uers.

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Value Investing. A value investing approach seeks stocks and other equity securities that appear to be temporarily undervalued by various measures such as price/earnings ratios. Value investing looks for securities with low prices in relation to their real worth or future prospects in the hope that the prices will rise when other investors realize the intrinsic value of the securities.

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Value investing uses research into an issuer's underlying financial condition and prospects to identify potential investments. Some of the criteria that may be used are:

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  Price/earnings ratio, which is a stock's price divided by its earnings (or its long-term earnings potential) per share. A stock that has a price/earnings ratio lower than its historical range, or lower than the market as a whole or than similar companies, may offer an attractive investment opportunity.

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  Price/book value ratio, which is the stock price divided by the book value per share of the company.

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  Dividend yield, which is measured by dividing the annual dividend by the stock price per share.

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  Asset valuation, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace, their liquidation value and their intellectual property value.

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Debt Securities. The Fund may invest in debt securities, including: investment-grade U.S. and foreign corporate fixed-income securities, U.S. Government securities and mortgage-related securities.

Debt securities may be subject to the following risks:

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  Credit Risk. Credit risk is the risk that the issuer of a security might not make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. A downgrade in an issuer's credit rating or other adverse credit information about an issuer can reduce the market value of the issuer's securities.

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  Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities ma y, however, affect the value of Fund assets.

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  Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, the issuer will repay the security prior to the security's expected maturity, or with respect to certain fixed-income securities, that borrowers will prepay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the security's expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause it to lose a portion of its principal investment represented by the premium. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and prepayment assumptions about those investments.

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  Extension Risk. If interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Those securities generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to fall sharply.

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  Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.

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Special Risks of Lower-Grade Securities. Because lower-grade securities tend to offer higher yields than investment-grade securities, the Fund may invest in lower-grade securities if the Manager is trying to achieve greater income. In some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio.

The Fund may invest up to 100% of its total assets in "lower-grade" debt securities. "Lower-grade" debt securities are those rated below "investment-grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment-grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities. The Fund can invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's.

Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this SAI.

To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment-grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. A description of the debt security ratings definitions of the principal rating organizations is included in Appendix B to this SAI.

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Mortgage-Related Debt Securities. Mortgage-related securities are a form of fixed-income investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations, mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. Government may have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some mortgage-related securities have interest rates that move in the opposite direction from changes in general interest rates, based on changes in a specific interest rate index. The changes in those interest rates may also occur at a multiple of the changes in the index. Although the value of a mortgage-related security may decline when interest rates rise, the opposite is not always the case. In addition, the values of mortgage-related debt securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them and by changes in government regulations and tax policies.

Mortgage Prepayment and Extension Risks. In periods of declining interest rates, mortgages are more likely to be prepaid and a mortgage-related security's maturity may be shortened by unscheduled prepayments on the underlying mortgages. If principal is returned earlier than expected, that money may have to be reinvested in other investments having a lower yield than the prepaid security. Because of these risks, mortgage-related securities may be less effective as a means of "locking in" attractive long-term interest rates and they may have less potential for appreciation during periods of declining interest rates than conventional bonds.

Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. If a mortgage-related security has been purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security as a result of interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recover its initial investment on the security.

During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments may effectively lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on mortgage-related securities were to decrease broadly, the Fund's effective duration and therefore its sensitivity to interest rates, would increase.

Collateralized Mortgage Obligations. Collateralized mortgage obligations or "CMOs" are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:

  pass-through certificates issued or guaranteed by Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), or Federal Home Loan Mortgage Corporation ("Freddie Mac"),

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  unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs,

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  unsecuritized conventional mortgages,
  other mortgage-related securities, or
  any combination of these.

Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed-rate CMOs or floating rate CMOs.

U.S. Treasury Obligations. These securities are directly issued by the U.S. Treasury. They include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), Treasury bonds (which have maturities of more than ten years when issued), and Treasury Inflation-Protection Securities. Other U.S. Treasury obligations include U.S. Treasury securities that have been "stripped" by a Federal Reserve Bank and zero-coupon U.S. Treasury securities. Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. Government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds and Federal Home Loan Mortgage Corporation obligations.

Mortgage-Related U.S. Government Securities.  A variety of mortgage-related securities are issued by U.S. Government agencies or instrumentalities. Like other mortgage-related securities, they may be issued in different series with different interest rates and maturities. The collateral for these securities may be either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. Government agency or instrumentality or mortgage loans insured by a U.S. Government agency.

Some mortgage-related securities issued by U.S. Government agencies, such as Government National Mortgage Corporation pass-through mortgage obligations ("Ginnie Maes"), are backed by the full faith and credit of the U.S. Government. Others are supported by the right of the agency to borrow from the U.S. Treasury under certain circumstances (for example, "Fannie Mae" bonds issued by Federal National Mortgage Corporation and "Freddie Mac" obligations issued by Federal Home Loan Mortgage Corporation). Others are supported only by the credit of the entity that issued them (for example obligations issued by the Federal Home Loan Banks).

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In September 2008, the Federal Housing Finance Agency, a new independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of the Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the U.S. Treasury will ensure that each company maintains a positive net worth.

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Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

     U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

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Bank Obligations. Bank obligations include time deposits, certificates of deposit, bankers' acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.

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Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. Time deposits may be subject to withdrawal notices and penalties.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

Bank obligations may have a limited market and may be deemed "illiquid" unless the obligation, including principal amount plus accrued interest, is payable within seven days after demand. Time deposits that are subject to withdrawal notices and penalties, other than those maturing in seven days or less, are also considered illiquid investments.

Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of Standard & Poor's and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

Variable Amount Master Demand Notes. Master demand notes are direct arrangements of obligations, between a lender and a corporate borrower, that permit the investment of fluctuating amounts of money at varying rates of interest. They permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount it lends under the note at any time, up to the full amount provided by the note agreement. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payments on demand. The Manager will consider the earning power, cash flow and other liquidity ratios of an issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments in illiquid securities.

The Fund does not currently intend to invest more than 5% of its total assets in variable amount master demand notes. The Fund has no limitations on the type of issuer from whom these notes will be purchased.

Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year.

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Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

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Foreign Securities. Foreign securities include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by foreign governmental or by supra-national entities. They may also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Securities denominated in foreign currencies issued by U.S. companies may also be considered to be "foreign securities." Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets may not be considered "foreign securities" because they are not subject to man y of the special considerations and risks that apply to foreign securities held and traded abroad. Foreign securities may be traded on foreign securities exchanges or in foreign over-the-counter markets.

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       Foreign Debt Obligations. The Fund may buy debt obligations of foreign governments and other issuers. These securities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

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The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

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The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

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If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

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       Special Risks of Developing and Emerging Markets. Emerging and developing markets may offer special opportunities for investing but also have greater risks than more mature foreign markets. Emerging and developing market countries may be subject to greater political, social and economic instability; have high inflation rates; experience unfavorable diplomatic developments; have less liquid securities markets with greater price volatility; have additional delays in the settlement of securities transactions; impose exchange controls; impose differential taxes on foreign investors; have a higher possibility of confiscatory taxes or the expropriation of assets; impose restrictions on direct investments or investments in issuers in particular industries; and lack developed legal or regulatory systems.

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Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies ("PFICs") are those foreign corporations which generate primarily "passive" income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a fiscal year is passive income or if 50% or more of its assets are assets that produce, or are held to produce, passive income.

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Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Foreign mutual funds investments may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment but are subject to limits under the Investment Company Act of 1940, as amended (the "Investment Company Act").

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Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Although every effort is made to ensure compliance with federal tax reporting requirements for these investments, foreign corporations that are PFICs for federal tax purposes may not always be recognized as such.

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Risks of Foreign Investing. Investments in foreign securities present special risks and considerations not usually associated with investments in U.S. securities. Those may include:

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  a lack of public information about foreign issuers;

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  lower trading volume and less liquidity in foreign securities markets than in U.S. markets;

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  greater price volatility in foreign markets than in U.S. markets;

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  less government regulation of foreign issuers, exchanges and brokers than in the U.S.;

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  a lack of uniform accounting, auditing and financial reporting standards in foreign countries compared to those applicable to U.S. issuers;

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  fluctuations in the value of foreign investments due to changes in currency rates;

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  the expense of currency exchange transactions;

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  greater difficulties in pricing securities in foreign markets;

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  foreign government restrictions on investments by U.S. and other non-local entities;

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  higher brokerage commission rates than in the U.S.;

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  increased risks of delays in clearance and settlement of portfolio transactions;

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  unfavorable differences between the U.S. economy and some foreign economies;

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  greater difficulty in commencing and pursuing lawsuits or other legal remedies;

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  less regulation of foreign banks and securities depositories;

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  increased risks of loss of certificates for portfolio securities;

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  government restrictions on the repatriation of profits or capital or other currency control regulations;

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  the possibility in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and

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  the reduction of income by foreign taxes.

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Foreign securities are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those securities. Generally, when the U.S. dollar increases in value against a foreign currency, a security denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency is worth more in U.S. dollars.

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In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.

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Short Sales. The Fund may make short sales of securities, either as a hedge against the potential decline in value of a security that the Fund owns or to realize appreciation when a security that the Fund does not own declines in value. The Fund may also use derivative instruments to create a position that is economically similar to a short sale. Making short sales in securities that it does not own exposes a Fund to risks associated with those securities. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes the position. A Fund will realize a gain if the security declines in price between those dates. There can be no a ssurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

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The Fund will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or by other means consistent with applicable regulatory policies. Segregation of a large percentage of the Fund's assets could impede the Manager's ability to manage the Fund's portfolio.

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The Fund's total short positions are limited to 25% of the Fund's net assets.

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Derivatives and Hedging. Derivative instruments may be used for liquidity, to seek income or for hedging purposes. Some of the types of derivative instruments and hedging strategies the Fund may use are:

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  futures

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  put and call options

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  options on futures

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  forward contracts

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  swaps

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Other Investments and Investment Strategies

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Investing in Small, Unseasoned Companies. The Fund may invest in the securities of small, unseasoned companies that have been in operation for less than three years. In addition to the risks of other small-sized issuers, the prices of the securities of these companies may be particularly volatile, especially in the short term, and may have very limited liquidity. Securities of smaller, newer companies are also subject to greater risks of default than those of larger, more established issuers.

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When-Issued and Delayed-Delivery Transactions. "When-issued" and "delayed-delivery" are terms that refer to securities whose documentation are available, and for which a market exists, but which are not available for immediate delivery to a purchaser. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction with payment and delivery of the security made at a later date. During the period between purchase and settlement, the buyer makes no payment to the issuer (or seller) of the security and no interest accrues to the buyer from the investment. Purchases on that basis are made when it is anticipated that the price at the time of the transaction is lower than the price will be at the time of delivery.

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The securities are subject to change in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the purchase price. If the value of the security declines below the purchase price, the transaction may lose money.

The buyer relies on the other party to complete the when-issued or delayed-delivery transactions. The buyer will bear the risk that a security purchased on a when-issued or delayed-delivery basis may not be issued or may not be delivered as agreed. A failure to do so may cause the loss of an opportunity to obtain the security at an advantageous price or yield.

When-issued and delayed-delivery transactions can be used as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, if rising interest rates or falling prices are anticipated, a portfolio security may be sold on a delayed-delivery basis to attempt to limit exposure to those occurrences. In periods of falling interest rates and rising prices, a purchase of securities on a when-issued or delayed-delivery basis may be used to obtain the benefit of currently higher cash yields.

The Fund engages in when-issued and delayed-delivery transactions for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to receive delivery, it may incur a gain or loss.

At the time of the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, the Fund records the transaction on its books and reflects the value of the security purchased in determining its net asset value. It also identifies liquid assets on its books at least equal to the amount of the purchase commitment until it pays for the investment. In a sale transaction, it records the proceeds to be received.

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Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may be on a single issuer or on a basket of issuers. The purchaser of protection pays a fee during the life of the swap. Generally, if the Fund buys credit protection using a credit default swap, it will make fixed payments to the counterparty. If there is a credit event with respect to an issuer (bankruptcy, failure to timely pay interest or principal on its obligations, a restructuring or other specified occurrence) with respect to a credit default swap on which the Fund has purchased credit protection, the Fund will deliver the issuer's defaulted bonds and the swap counterparty will pay the par amount of the bonds. Alternatively, the credit default swap may be cash settled where the swap counterparty will pay the Fund the difference between the par value and the market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by that issuer, and the fixed payments are then made on the reduced notional amount.

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Selling credit protection in a credit default swap increases the exposure to the specific issuer. If the Fund sells credit protection using a credit default swap, generally the Fund will receive fixed payments from the counterparty, and if a credit event occurs with respect to the issuer, the swap counterparty will deliver the issuer's defaulted bonds and the Fund will pay the counterparty the par amount. Alternatively, the credit default swap may be cash settled where the Fund will pay the swap counterparty the difference between the par value and market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by the issuer, and the fixed payments are then made on the reduced notional amount.

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Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

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If the short credit default swap is against a corporate issue, the Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Fund may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

The Fund will invest no more than 25% of its total assets in short credit default swap positions. The Fund will limit its investments in long positions in credit default swaps to no more than 10% of its total assets.

Other Derivatives. The Fund may invest in other types of derivative instruments. The other derivative investments the Fund can use include "debt exchangeable for common stock" or "equity-linked debt securities," which are debt securities that are exchangeable for common stock of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

Hedging. Although the Fund can use hedging instruments, it is not obligated to use them in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:

  sell futures contracts,
  buy puts on such futures or on securities, or
  write covered calls on securities futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund will normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in the value of the market. To do so, the Fund could:

  buy futures, or
  buy calls on such futures or on securities.

The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as "stock index futures"), (2) an individual stock ("single stock futures"), (3) other broadly based securities indices (these are referred to as "financial futures"), (4) debt securities (these are referred to as "interest rate futures"), (5) foreign currencies (these are referred to as "forward contracts") and (6) commodities (these are referred to as "commodity futures").

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Stock Index Futures. A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. The buyer or seller of a stock index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index's value in response to the changes in the relative values of the underlying stocks that are included in the index over the term of the contract. A stock index cannot be purchased or sold directly.

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Interest Rate Futures. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

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Commodity Futures. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which include gold, platinum and silver. The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

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These futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded. No money is paid or received on the purchase or sale of a future. Upon entering into a futures transaction, the purchaser is required to deposit an initial margin payment for the futures commission merchant (the "futures broker"). The initial margin payment will be deposited with the custodian bank in an account, registered in the futures broker's name, that the futures broker can gain access to only under specified conditions. As the future is marked-to-market (that is, its value on the books is changed to reflect changes in its market value), subsequent margin payments, called variation margin, will be paid to or from the futures broker daily.

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At any time prior to expiration of the future, the purchaser may elect to close out its position, at which time a final determination of variation margin is made and any cash in the margin account must be paid or released. The purchase then realizes any loss or gain on the futures transaction for tax purposes.

Selling Covered Call Options.   If the Fund sells ("writes") a call option, it must be "covered." That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised.

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A call option on a security is an agreement by the seller to sell an underlying security to the call purchaser at a fixed price (the "exercise price") regardless of changes in the market price of that security during a call period. Call options are sold for a cash payment (a premium). The exercise price is usually higher than the price of the security at the time the call is sold. The seller bears the risk that the price of the underlying security may increase during the call period, requiring it to sell the security for less than the market value at the time. That risk may be offset to some extent by the premium the seller receives. If the market value of the security does not rise above the exercise price during the call period, the call generally will not be exercised. In that case the seller realizes a profit from the cash premium it received. Any such profits earned by the Fund are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed to shareholders.

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A call on a securities index is also sold for a cash premium. If the buyer exercises an index call option, the seller is required to pay an amount equal to the difference between the market value of the index and the exercise price, multiplied by a specified factor. If the value of the underlying index does not rise above the call price, it is unlikely that the call will be exercised. In that case the seller would keep the cash premium without being obligated to make any payments to the purchaser of the call.

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The Fund's custodian bank, or a securities depository acting for the custodian bank, may act through the Options Clearing Corporation as the escrow agent for securities that are subject to a call option the Fund has sold. The Options Clearing Corporation will only release those securities when the call option expires or when the Fund enters into a closing transaction. No margin is required for those transactions.

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When the Fund sells an over-the-counter ("OTC") call option, it will typically enter into an arrangement with a securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the amount that the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

To terminate its obligation on an OTC call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction." If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised. The Fund will realize a profit or loss, depending upon whether the premium received on the call is more or less than the amount of the option transaction costs and the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain both the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed by the Fund.

A call on a futures contract may be sold without owning the futures contract or securities deliverable under the contract. To do so, at the time the call must be covered by identifying an equivalent dollar amount of liquid assets. If the value of the segregated assets drops below 100% of the current value of the future, additional liquid assets must be identified. Because of this requirement, in no circumstances would an exercise notice as to that future require delivery on a futures contract. It would simply create a short futures position, which is permitted by applicable hedging policies.

Up to 35% of the Fund's total assets may be subject to calls the Fund writes.

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Selling Put Options. A put option on a security or a securities index gives the purchaser the right, during the option period, to sell the underlying investment to the seller at the exercise price. When selling (writing) a put option on a security, the option must be covered by the Fund by identifying liquid assets with a value equal to or greater than the exercise price of the put option, to secure the obligation. In this case the Fund forgoes the opportunity to invest, sell or write calls against the identified assets.

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The seller of a put is obligated to buy the underlying investment at the exercise price even if the market value of the investment falls below that price. If the price of the underlying investment remains higher than the exercise price, it is unlikely that a put option would be exercised. If a put option is not exercised, the seller would realize a gain of the amount of the premium received less the transaction costs incurred. If the put is exercised, the exercise price will usually exceed the market value of the underlying investment at that time. In that case, the seller could incur a loss. If the underlying investment is resold at that time, the loss would be equal to the exercise price and any transaction costs minus the amount of the premium received and the amount the seller received from the resale of the underlying investment. Settlement of a put on an index is in cash rather tha n by delivery of the underlying investment. Any profits earned by the Fund from writing put options are considered short-term capital gains for federal tax purposes, and are taxable as ordinary income when distributed to shareholders.

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The Fund will not write puts if, as a result, more than 25% of the Fund's total assets would be required to be segregated to cover such put options.

Purchasing Puts and Calls. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

Buying and Selling Options on Foreign Currencies. Put and call options on foreign currencies include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or that are quoted by major recognized dealers in such options.

If the value of a foreign currency rises against the U.S. dollar, the cost of securities denominated in that currency increases. The increased cost of those securities may be partially offset by purchasing calls or selling puts on the foreign currency. If the value of a foreign currency against the U.S. dollar falls, the dollar value of portfolio securities denominated in that currency would decline. That decline might be partially offset by selling calls or purchasing puts on the foreign currency. If the currency rate fluctuates in an adverse direction from the option position, however, the option premium payments and transaction costs would have been incurred without a corresponding benefit.

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A call on a foreign currency could be sold to provide a hedge against a decline in the U.S. dollar value of a security denominated in that currency or in a different currency (known as a "crosshedging" strategy).  A call on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration upon conversion or exchange of other foreign currency held in its portfolio. The Fund may also cover the option by maintaining identified cash, U.S. Government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option.

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Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than those required for normal portfolio management. These risks of using options and futures include the following:

Selection Risk.  If the Manager uses an option at the wrong time or judges market conditions incorrectly, or if the prices of its options positions are not correlated with its other investments, a hedging strategy may reduce returns or cause losses. If a covered call option is sold on an investment that increases in value, if the call is exercised, no gain will be realized on the increase in the investment's value above the call price. A put option on a security that does not decline in value will cost the amount of the purchase price and without providing any benefit if it cannot be resold.

Liquidity Risk. Losses might also be realized if a position could not be closed out because of illiquidity in the market for an option. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

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Leverage Risk. Premiums paid for options are small compared to the market value of the underlying investments. Consequently, options may involve large amounts of leverage, which could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

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Correlation Risk. If the Fund sells futures or purchases puts on broadly-based indices or futures to attempt to protect against declines in the value of its portfolio securities, it may be subject to the risk that the prices of the futures or the applicable index will not correlate with the prices of those portfolio securities. For example, the market or the index might rise but the value of the hedged portfolio securities might decline. In that case, the Fund would lose money on the hedging instruments and also experience a decline in the value of the portfolio securities. Over time, however, the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which related hedging instruments are based.

The risk of imperfect correlation increases as the composition of the portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use a greater dollar amount of hedging instruments than the dollar amount of portfolio securities being hedged, particularly if the historical price volatility of the portfolio securities being hedged is more than the historical volatility of the applicable index.

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Futures Market Risk. The ordinary differences between prices in the cash markets and the futures markets are subject to distortions, due to differences in the nature of those markets.

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  Participants in the futures market are subject to margin deposit and maintenance requirements that may cause investors to close futures contracts through offsetting transactions, distorting the normal market relationships.
  The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
  Speculators may consider that deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause price distortions.

Transaction Costs. Option activities might also affect portfolio turnover rates and brokerage commissions. The portfolio turnover rate might increase if the Fund is required to sell portfolio securities that are subject to call options it has sold or if it exercises put options it has bought. Although the decision to exercise a put it holds is within the Fund's control, holding a put might create an additional reason to purchase a security. There may also be a brokerage commission on each purchase or sale of a put or call option. Those commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. A brokerage commission may also be paid for each purchase or sale of an underlying investment in connection with the exercise of a put or call.

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Foreign Currency Forward Contracts. Foreign currency futures contracts are known as "forward contracts." They are used to buy or sell foreign currency for future delivery at a fixed price.  They are used to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

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Forward Contract Strategies. Under a forward contract, the Fund agrees to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. The costs of engaging in forward contracts varies depending on factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.

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A forward contract might be used to provide for the purchase or sale of the amount of foreign currency involved in the purchase or sale of a security denominated in a foreign currency, or for dividend or interest payments that may be received in a foreign currency. This is called a "transaction hedge." The transaction hedge will protect against a loss from an adverse change in the currency exchange rates during the period between the date on which a security is purchased or sold or on which a payment is declared, and the date on which the payments are made or received. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities, but it does fix a rate of exchange in advance.

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If it is anticipated that a foreign currency might suffer a substantial decline against the U.S. dollar, forward contracts to sell the foreign currency could be used to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." To try to protect against a substantial decline of the U.S. dollar against a foreign currency, a forward contract to buy that foreign currency for a fixed dollar amount could be used. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Fund believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated.

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In some cases, at or before the maturity of a forward contract, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver, the Fund might have to sell some of the foreign currency on the spot market. There would be additional transaction costs for the spot market transactions in those cases.

Alternatively, the contractual obligation to deliver the currency may be offset by purchasing a second contract to obtain, on the same maturity date, the same amount of the currency as the currency obligation. Similarly, a forward contract purchase obligation may be closed out by entering into a second contract to sell the same amount of the same currency on the maturity date of the first contract. The gain or loss would be realized as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

Forward Contract Risks. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date a forward contract is entered into and the date it is sold. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing losses on those contracts and additional transaction costs. The use of forward contracts might reduce performance if there are unanticipated changes in currency prices.

Forward Contract Limitations. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or another currency that is the subject of the hedge). However, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. As one alternative, the Fund could purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund could purchase a put option permittin g the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. The Fund could also cover its short positions by identifying assets on its books equal to the aggregate amount of the Fund's commitment under forward contracts or the excess amount of those obligations.

Forward Contract Costs. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Foreign exchange dealers do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency at one rate, while offering a lower rate for purchasing that currency. Because these contracts are not traded on an exchange, the credit and performance risk of the counterparty must also be evaluated.

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Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their rights to receive interest payments on a security or payments based on a reference rate. For example, they might swap the right to receive floating rate payments based on a reference rate such as "LIBOR" for the right to receive fixed rate payments.

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Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk is the risk that the counterparty might default. If the counterparty defaults, the Fund may lose the net amount of contractual interest payments that it has not yet received.

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The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify liquid assets on its books (such as cash or U.S. Government securities) to cover any amounts it may owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

Swaptions.   A swaption is a contract that gives the holder the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. In return, the purchaser pays a "premium" to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

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Asset Coverage for Certain Investments and Trading Practices. Typically, the Fund's investments in equity and fixed-income securities do not involve any future financial obligations. However, the Fund may make investments or employ trading practices that obligate the Fund, on a fixed or contingent basis, to deliver an asset or make a cash payment to another party in the future. The Fund will comply with guidance from the U.S. Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of certain investments and trading practices. This guidance may require earmarking or segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or financial instrument or by other portfolio positions, or by other means consistent with applicable regulatory policies. In some cases, SEC guidance permits the Fund to cover its obligation by entering into an offsetting transaction.

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For example, if the Fund enters into a currency forward contract to sell foreign currency on a future date, the Fund may cover its obligation to deliver the foreign currency by earmarking or otherwise segregating cash or liquid securities having a value at least equal to the value of the deliverable currency. Alternatively, the Fund could cover its obligation by earmarking or otherwise segregating an amount of the foreign currency at least equal to the deliverable amount or by entering into an offsetting transaction to acquire an amount of foreign currency at least equal to the deliverable amount at a price at or below the sale price received by the Fund under the currency forward contract.

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The Fund's approach to asset coverage may vary among different types of swaps. With respect to most swap agreements (but excluding, for example, credit default swaps), the Fund calculates the obligations of the parties to the agreement on a "net basis" (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Consequently the Fund 's current obligations (or rights) under these swap agreements will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligation, if any, under a swap agreement will generally be covered by earmarking or otherwise segregating cash or liquid securities having an aggregate net asset value at least equal to the accrued unpaid net amounts owed. To th e extent that the obligations of the parties under these swaps are not calculated on a net basis, the amount earmarked or otherwise segregated will be the full amount of the Fund's obligations, if any. Alternatively, the Fund could cover its obligation by other means consistent with applicable regulatory policies.

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With respect to credit default swaps, typically, if the Fund enters into a credit default swap as the buyer of credit protection, then it will earmark or otherwise segregate an amount of cash or liquid securities at least equal to any accrued payment or delivery obligations under the swap. Alternatively, if the Fund enters into a credit default swap as the seller of credit protection, then the Fund will earmark or otherwise segregate an amount of cash or liquid securities at least equal to the full notional amount of the swap. Alternatively, the Fund could cover its obligation by other means consistent with applicable regulatory policies.

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Inasmuch as the Fund covers its obligations under these transactions as described above, the Manager and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. Earmarking or otherwise segregating a large percentage of the Fund's assets could impede the Manager's ability to manage the Fund's portfolio.

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Regulatory Aspects of Derivatives and Hedging Instruments. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon by claiming an exclusion from regulation as a commodity pool operator under the Commodity Exchange Act.

Options transactions are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were purchased, sold or held through one or more different exchanges or are held in one or more accounts or through one or more brokers. Thus, the number of options that can be sold by an investment company advised by the Manager may be affected by options written or held by other investment companies advised by the Manager or affiliated entities. The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Under SEC staff interpretations regarding applicable provisions of the Investment Company Act, when a registered investment company purchases a future, it must identify cash or other liquid assets at its custodian bank in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

Tax Aspects of Certain Derivatives and Hedging Instruments. Futures contracts, non-equity options and certain foreign currency exchange contracts are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed purs uant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this mark-to-market treatment.

Certain forward contracts may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized on those positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

  gains or losses attributable to fluctuations in exchange rates that occur between the time interest or other receivables are accrued or expenses or other liabilities denominated in a foreign currency are accrued and the time the Fund actually collects such receivables or pays such liabilities, and gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of investment income available for distribution to its shareholders.

Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Vendors must meet credit requirements set by the Manager from time to time.

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The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

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Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. Government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

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Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements.  A reverse repurchase agreement is the sale of an underlying debt obligation and the simultaneous agreement to repurchase it at an agreed-upon price and date. These transactions involve the risk that the market value of the securities sold under a reverse repurchase agreement could decline below the cost of the obligation to repurchase them. The Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

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Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the Manager determines the liquidity of portfolio investments. The Manager monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days.

Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the securities might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.

Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.

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Loans of Portfolio Securities. Securities lending pursuant to a Securities Lending Agency Agreement (the "Securities Lending Agreement") with Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending ("Goldman Sachs"), may be used to attempt to increase income. Loans of portfolio securities must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of any loans must also meet applicable tests under the Internal Revenue Code.

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There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Manager, in its capacit y as the Fund's collateral administrator, may invest that cash in certain high quality, short-term investments, including in money market funds advised by the Manager. The Fund will be subject to its proportional share of the expenses of such money market funds, including the advisory fee payable to the Manager or its affiliate as adviser to such funds. The Manager may charge a collateral administration fee of 0.08% on the value of cash collateral invested in other securities. All of the Fund's collateral investments must comply with its securities lending procedures. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

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The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Manager determines would have a material effect on the Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or the Fund on 30 days' written notice.

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The Fund limits loans of portfolio securities to not more than 25% of its net assets.

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Borrowing and Leverage. The Fund has the ability to borrow money, to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from the Act that applies to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (for other than emergency purposes) and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing, except that it may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

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When the Fund borrows, it segregates or identifies securities on its books equal to 300% of the amount borrowed to cover its obligation to repay the loan. If the value of the Fund's assets fail to meet this 300% asset coverage requirement, it will reduce its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as "leverage." If the Fund does borrow, its expenses may be greater than comparable funds that do not borrow. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

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Investments in Other Investment Companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds, which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio at times when it is not possible to buy those portfolio securities directly.

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Investing in another investment company may involve paying a substantial premium above the value of that investment company's portfolio securities. The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of an investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company's expenses, including its advisory and administration expenses.

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Investments in other investment companies are subject to limits set forth in the Investment Company Act of 1940, including the limitations that apply to reliance on sub-paragraph (F) or (G) of section 12(d)(1).

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Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes and the types of money market instruments described above. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund's temporary defensive investments can include the following short-term (maturing in one year or less) dollar-denominated debt obligations:

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  obligations issued or guaranteed by the U. S. Government or its instrumentalities or agencies,

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  commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization, short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories, certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion, and repurchase agreements.

Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Liquidity Facility. The Fund can participate in a program offered by ReFlow, LLC ("ReFlow") which provides additional liquidity to help the Fund meet shareholder redemptions without having to liquidate portfolio securities or borrow money, each of which imposes certain costs on the Fund. ReFlow is designed to provide an alternative source of funding to help meet shareholder redemptions while minimizing the Fund's costs and cash flow disruptions (compared to selling portfolio securities or other liquidity facilities such as a line of credit) and allowing the Fund to remain more fully invested. ReFlow provides this liquidity by being prepared to purchase Fund shares, at the Fund's closing net asset value, equal to the amount of the Fund's net redemptions on any given day. On subsequent days when the Fund experiences net subscriptions, ReFlow redeems its holdings at the Fund's net asset value on that day. When the Fu nd participates in the ReFlow program, it pays ReFlow a fee at a rate determined by a daily auction with other participating mutual funds in the ReFlow program. There is no assurance that ReFlow will have sufficient funds available to meet the Fund's liquidity needs on a particular day and ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund.

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Convertible Securities. Convertible securities are debt securities or preferred stocks that are convertible into the issuer's common stock or other equity securities. While many convertible securities are considered to be mainly debt securities, certain convertible securities are regarded more as "equity equivalents" because of their conversion feature. The market value of a convertible security reflects both its "investment value," which is its expected income potential, and its "conversion value," which is its anticipated market value if it were converted. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If its conversion value exceeds its investment value, the security will generally behave more like an equity security. In that ca se its price will tend to fluctuate with the price of the underlying common stock or other security.

Convertible debt securities, like other debt securities, are subject to credit risk and interest rate risk. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of an issuer's bankruptcy or liquidation.

For convertible securities that are considered to be "equity equivalents," their credit quality generally has less impact on the security's value than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager may consider a number of factors, including:

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  whether the convertible security can be exchanged for a fixed number of shares of common stock of the issuer or is subject to a "cap" or a conversion formula or other type of limit;
  whether the convertible security can be exchanged at a time determined by the investor rather than by the issuer;
  whether the issuer of the convertible securities has restated its earnings per share on a fully diluted basis (that is, as if all of the issuer's convertible securities were converted into common stock); and
  the extent to which the convertible security may participate in any appreciation in the price of the issuer's common stock.

Risks of Convertible Securities. Convertible securities generally sell at a premium over the value of the common stock into which they could be converted. If the Fund buys a convertible security at a premium, and the underlying common stock does not appreciate as expected, the Fund might not realize a gain on the security or may experience a loss.

The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. However, convertible securities generally do not have the same potential for capital appreciation as the underlying stock and may not experience the same decline when the price of the underlying common stock declines. Convertible securities usually only decline to a level called their "investment value," which is approximately the value of a similar non-convertible debt security.

Like other fixed-income securities, convertible securities are subject to interest rate risk and credit risk, although their credit quality generally has less impact on their value than in the case of non-convertible debt securities.

Rights and Warrants. Rights and warrants may be purchased directly or may be acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than the price of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

The Fund can invest up to 5% of its total assets in warrants but no more than 2% of its total assets may be invested in warrants that are not listed on The New York Stock Exchange or The American Stock Exchange. Those percentage limitations are fundamental policies.

Preferred Stock. Preferred stock are equity securities that have a dividend rate payable from the company's earnings. Their stated dividend rate causes preferred stock to have some characteristics of debt securities. If interest rates rise, the fixed dividend on preferred stock may be less attractive and the price of those securities will likely decline. If interest rates fall their price will likely increase.

Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require that all, or a portion of, any unpaid dividends must be paid before the issuer can pay dividends on its common stock. "Participating" preferred stock may be entitled to a larger dividend than the stated dividend in certain cases. "Auction rate" preferred stock has a dividend rate that is set by a Dutch auction process.

Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates fall.

Preferred stock do not constitute a liability of the issuer and therefore do not offer the same degree of capital protection or assured income as debt securities. Preferred stock generally rank ahead of common stock and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.

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Investment Restrictions

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Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

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  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
  more than 50% of the outstanding shares.

The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

  The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.
  The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies.
  The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.
  The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Restrictions. The Fund has the following additional operating policies that are not "fundamental" and can be changed by the Board without shareholder approval.

  The Fund cannot invest in interests in oil, gas or other mineral exploration or development programs or leases.
  The Fund cannot invest in securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

For purposes of the Fund's policy not to concentrate its investments, described above, the Fund has adopted an industry classification that is not a fundamental policy.

Disclosure of Portfolio Holdings

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While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

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The Fund, the Manager, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and pro cedures adopted by the Fund.

Portfolio Holdings Disclosure Policies. The Fund, the Manager, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in any appropriate manner.

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  Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its annual and semi-annual reports to shareholders and in its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website (at www.oppenheimerfunds.com) no sooner than 30 days after the end of each calendar month. The top 20 month-end securities holdings, listed by security or by issuer, may be posted on the OppenheimerFunds website with a 15-day delay. The Fund may delay posting its holdings, post a smaller list of holdings (e.g., the top 10 or top 15 portfolio holdings), or may not post any holdings, if the Manager believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed with a 15-day delay.

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The Fund's portfolio holdings information (which may include information on the Fund's entire portfolio of individual securities therein) positions may be released to the following categories of individuals or entities on an ongoing basis, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information, or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information.

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  Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);

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  The Fund's independent registered public accounting firm;

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  Members of the Fund's Board and the Board's legal counsel;

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  The Fund's custodian bank;

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  A proxy voting service designated by the Fund and its Board;

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  Rating/ranking organizations (such as Lipper, Inc. and Morningstar, Inc.);

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  Portfolio pricing services retained by the Manager to provide portfolio security prices;

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  Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds or Panorama Series Fund, Inc. (to prepare their financial statements and analysis);

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  Brokers and dealers for purposes of providing portfolio analytic services;

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  Brokers and dealers in connection with portfolio transactions (purchases and sales);

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  Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services); and

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  Brokers and dealers to obtain price quotations where the Fund is not identified as the owner of the securities.

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Month-end lists of the Fund's complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:

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  The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

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  Senior officers (a Senior Vice President, Deputy General Counsel or above) in the Manager's Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and

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  Before receiving the data, the third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund's holdings and agreeing not to trade directly or indirectly based on the information.

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Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

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  Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;

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  Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);

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  To potential sub-advisers of portfolios (pursuant to confidentiality agreements);

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  To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements);

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  Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

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The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

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Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

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The Chief Compliance Officer (the "CCO") of the Fund and the Manager, Distributor, and Transfer Agent shall oversee the compliance by the Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

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The Manager and the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

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13D Research	Exane, Inc.	Multi-Bank Securities
1st Discount Brokerage	Fahnestock	Murphy & Durieu
ABG Sundal Collier	Fidelity Capital Markets	Natexis Bleichroeder
ABN Amro	FMS Bonds, Inc.	National Bank Financial
Advisor Asset Management	Fox-Pitt Kelton Inc.	Ned Davis Research Group
Alfa Capital Markets	Friedman, Billings, Ramsey & Co.	Needham & Company
Altrushare	FTN Financial	Nomura Securities International
Auerbach Grayson	Gabelli & Co.	Oddo Securities Corporation
Banco de Brasil Securities LLC	George K. Baum & Co.	Oppenheimer & Co. Inc.
Bank of America Securities LLC	GMP Securities L.P.	OTA-Off the Record Research
Barclays Capital	Goldman, Sachs & Co.	Pacific Crest Securities
Barnard Jacobs Mellet	Handelsbanken Markets Securities	Petercam
Belle Haven Investments	Hapoalim Securities Bank USA	Piper Jaffray
Beltone Financial	Helvea	Prager McCarthy & Sealy
Bergen Capital	HSBC Securities Inc.	R. Seelaus & Co. Inc.
Bernstein	Hyundai Securities America, Inc.	Ramirez & Co. Inc.
BMO Capital Markets	Intermonte	Raymond James & Associates
BNP Paribas	ISI Group, Inc.	RBC Capital Markets
Bradesco Securities, Inc.	Janco Partners	Red Capital Markets
Branch Bank & Trust Capital Markets	Janney Montgomery Scott LLC	Redburn Partners
Cabrera Capital	Jefferies & Company	Rice Financial Products Co.
Canaccord Adams, Inc.	Jennings Capital Inc.	Robert W. Baird & Co.
Canaccord Capital Corp.	JNK Securities Corp.	Roosevelt & Cross
Caris & Co.	JP Morgan Securities	Royal Bank of Scotland
Carnegie	JPP Eurosecurities	Samsung Securities Inc.
Cazenove	Keefe, Bruyette & Woods, Inc.	Sandford C. Bernstein & Co.
Cheuvreux NA	Keijser Securities N.V.	Scotia Capital Markets
Citigroup	Kempen & Co. USA	Seattle Northwest Securities
Citigroup Global Markets	Kepler Capital Markets	Securevest Financial
Cleveland Research	KeyBanc Capital Markets	SG Cowen
CLSA	Kotak Mahindra Inc.	Siebert Brandford Shank & Co.
Cormark Securities	Lazard Capital Markets	Sterne Agee
Cowen and Company, LLC	Lebenthal & Co. LLC	Stifel Nicolaus & Co.
Craig-Hallum Capital Group	Leerink Swann	Stone & Youngberg
Credit Suisse First Boston	Loop Capital Markets	SWS Group, Inc.
Credit Suisse Securities LLC	M&T Securities	TD Securities
Crews & Associates	Macquarie Securities	Think Equity Partners
D.A. Davidson & Company	Madison Williams and Company LLC	Troika Dialog
Dahlman Rose & Co.	MainFirst Bank AG	UBS
Daiwa Securities	Mediobanca Securities USA LLC	UOB Kay Hian Inc.
Davy	Merrill Lynch & Company, Inc.	US Bancorp
Desjardins Securities, Inc.	Merrion Stockbrokers Ltd.	Vining & Sparks
Deutsche Bank Securities Inc.	Mesirow Financial	Vontobel Securities Ltd.
Dougherty & Co.	MF Global Securities, Ltd.	Wachovia
Duncan Williams, Inc.	Mitsubishi UFJ Securities Inc.	Wedbush Morgan Securities
Dundee Securities Inc.	Mizuho Securities USA, Inc.	Wells Fargo Securities
DZ Financial Markets	Morgan Keegan	WH Mell & Associates
Emmet & Co., Inc.	Morgan Stanley Smith Barney	William Blair & Co.
Empirical Research Partners	Motilal Oswal Securities Ltd.	Ziegler Capital Markets Group
Enam Securities PVT Ltd.	MR Beal & Co.
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How the Fund is Managed

Organization and History. The Fund, a series of Oppenheimer Quest for Value Funds (referred to as the "Trust"), is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in April 1987.

Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

  create new series and classes of shares;
  reclassify unissued shares into additional series and classes; and
  divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.

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The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Only certain retirement plans may purchase Class N shares. Each class of shares:

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  has its own dividends and distributions;
  pays certain expenses which may be different for the different classes;
  will generally have a different net asset value;
  will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
  votes as a class on matters that affect that class alone.

Each share of each class:

  represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
  is freely transferable;
  has one vote at shareholder meetings, with fractional shares voting proportionally;
  may be voted in person or by proxy at shareholder meetings; and
  does not have cumulative voting rights, preemptive rights or subscription rights.

Class Y Share Availability.

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  Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and to certain institutional investors who have a special agreement with the Distributor.  Class Y shares are also offered to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

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  Class A to Class Y Voluntary Conversion. For shareholders who currently hold Class A shares but are authorized to purchase Class Y shares, those shareholders can convert existing Class A shares to Class Y shares of the same fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, this voluntary conversion of Class A to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

Shareholder Meetings.  As a Massachusetts business trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time, however, on important matters or when required to do so by the Investment Company Act, or other applicable law.

Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.

If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

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Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder and Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that, upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permit ted by law. Although Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

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Board of Trustees and Oversight Committees

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The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts and Federal law. The Board is led by Brian F. Wruble, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940. The Board meets periodically throughout the year to oversee the Fund's activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager. The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees"). Mr. Wruble's practice is to attend all meetings of each of the three Committees of the Board where he participates in deliberation but does not have a vote.

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During the Fund's fiscal year ended October 31, 2010, the Audit Committee held 4 meetings, the Regulatory & Oversight Committee held 5 meetings and the Governance Committee held 4 meetings.

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The members of the Audit Committee are David K. Downes (Chairman), Phillip A. Griffiths, Mary F. Miller, Joseph M. Wikler and Peter I. Wold. The Audit Committee selects an independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund's independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation of certain investments.

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The members of the Regulatory & Oversight Committee are Matthew P. Fink (Chairman), David K. Downes, Phillip A. Griffiths, Joel W. Motley, Mary Ann Tynan and Joseph M. Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager's Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee's Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the fu ll Board.

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The members of the Governance Committee are Joel W. Motley (Chairman), Matthew P. Fink, Mary F. Miller, Mary Ann Tynan and Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund's proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee's Charter.

The Governance Committee's functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.

The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund's shareholders in its consideration of nominees.

Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that pe rson held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board's deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of a ttributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.

Each independent trustee/director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's/Director's outside professional experience is outlined in the table of Biographical Information, below.

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Trustees and Officers of the Fund

Except for Mr. Glavin, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as "New York Board Funds"):

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Limited Term New York Municipal Fund	Oppenheimer Quest International Value Fund
Oppenheimer Absolute Return Fund	Oppenheimer Real Estate Fund
Oppenheimer AMT-Free Municipals	Oppenheimer Rising Dividends Fund
Oppenheimer AMT-Free New York Municipals	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Balanced Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Baring SMA International Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer California Municipal Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Select Value Fund
Oppenheimer Global Value Fund	Oppenheimer Series Fund, Inc.
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Small- & Mid- Cap Growth Fund
Oppenheimer Institutional Money Market Fund	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Diversified Fund	Oppenheimer Transition 2010 Fund
Oppenheimer International Growth Fund	Oppenheimer Transition 2015 Fund
Oppenheimer International Small Company Fund	Oppenheimer Transition 2020 Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Transition 2025 Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Transition 2030 Fund
Oppenheimer Master International Value Fund, LLC	Oppenheimer Transition 2040 Fund
Oppenheimer Money Market Fund, Inc.	Oppenheimer Transition 2050 Fund
Oppenheimer Multi-State Municipal Trust	Oppenheimer U.S. Government Trust
Oppenheimer Portfolio Series	Rochester Fund Municipals
Oppenheimer Quest Opportunity Value Fund
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Messrs. Ferreira, Edwards, Gabinet, Glavin, Legg, Keffer, Petersen, Vandehey, Wixted and Zack and Mss. Bullington, Bloomberg, Ives and Ruffle, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.

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Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.

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As of February 11, 2011, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

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The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

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Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

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Each Independent Trustee has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Brian F. Wruble	Board Chairman and Trustee	Since 2005; 2001
David K. Downes	Trustee	Since 2005
Matthew P. Fink	Trustee	Since 2009
Phillip A. Griffiths	Trustee	Since 2009
Mary F. Miller	Trustee	Since 2009
Joel W. Motley	Trustee	Since 2009
Mary Ann Tynan	Trustee	Since 2009
Joseph M. Wikler	Trustee	Since 2009
Peter I. Wold	Trustee	Since 2009

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Independent Trustees
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (67) Chairman of the Board, Trustee

Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager's parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with th e Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
David K. Downes (71) Trustee

Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill L ynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

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Matthew P. Fink (70) Trustee

Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Mr. Fink has served on the Boards of ceratin Oppenheimer funds since January 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Phillip A. Griffiths (72) Trustee

Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Mary F. Miller (68) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	59
Joel W. Motley (58) Trustee

Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familia r with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Mary Ann Tynan (65) Trustee

Vice Chair of Board of Trustees of Brigham and Women's/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become fam iliar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Joseph M. Wikler (69) Trustee

Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Peter I. Wold (63) Trustee

Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contrib uted to the Boards' deliberations.

		59
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Mr. Glavin has served as an Interested Trustee of the Fund since December 2009. Mr. Glavin is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Both as a Trustee and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin's address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

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Interested Trustee and Officer
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
William F. Glavin Jr. (52) Trustee, President and Principal Executive Officer

Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) (since June 2009); Executive Vice President (March 2006 - February 2009) and Chief Operating Officer (July 2007 - February 2009) of Massachusetts Mutual Life Insurance Company (OAC's parent company); Director (May 2004 - March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004 - January 2005), President (January 2005 - March 2006) and Chief Executive Officer (June 2005 - March 2006) of Babson Capital Management LLC; Director (March 2005 - March 2006), President (May 2003 - March 2006) and Chief Compliance Officer (July 2005 - March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003 - March 2006) of Babson Investment Company, Inc.; Director (May 2004 - August 2006) of Babson Capital Europe Limited; Director (May 2004 - October 2006) of Babson Capital Guernsey Limited; Director (May 2004 - March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005 - March 2007) of Baring Asset Management Limited; Director (February 2005 - June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003 - November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006 - September 2006) of C.M. Benefit Insurance Company; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of C.M. Life Insurance Company; President (March 2006 - May 2007) of MassMutual Assignment Company; Director (January 2005 - De cember 2006), Deputy Chairman (March 2005 - December 2006) and President (February 2005 - March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007 - January 2009) of MML Distributors, LLC.; and Chairman (March 2006 -December 2008) and Chief Executive Officer (May 2007 - December 2008) of MML Investors Services, Inc. Mr. Glavin has served on the Board since December 2009, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.

96
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The addresses of the officers in the charts below are as follows: for Messrs. Ferreira, Edwards, Gabinet, Keffer and Zack and Mss. Bloomberg and Ruffle, Two World Financial Center, 225 Liberty Street, New York, New York 10281, for Messrs. Legg, Petersen, Vandehey and Wixted and Mss. Bullington and Ives, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

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Each of the officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Emmanuel Ferreira	Vice President and Portfolio Manager	Since 2004
William F. Glavin, Jr.	President and Principal Executive Officer	Since 2009
Thomas W. Keffer	Vice President and Chief Business Officer	Since 2009
Mark S. Vandehey	Vice President and Chief Compliance Officer	Since 2004
Robert G. Zack	Vice President	Since 2011
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 1999
Brian Peterson	Assistant Treasurer	Since 2004
Stephanie Bullington	Assistant Treasurer	Since 2008
Arthur S. Gabinet	Secretary	Since 2011
Kathleen T. Ives	Assistant Secretary	Since 2001
Lisa I. Bloomberg	Assistant Secretary	Since 2004
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
Adrienne M. Ruffle	Assistant Secretary	Since 2008
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Other Information About Officers of the Fund
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Emmanuel Ferreira (43) Vice President and Portfolio Manager	Vice President of the Manager (since January 2003); Vice President of the Fund (since December 2004); Portfolio Manager at Lashire Investments (July 1999-December 2002). A portfolio manager and officer of other portfolios in the OppenheimerFunds complex.	3
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Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Thomas W. Keffer (55) Vice President and Chief Business Officer	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management of the Manager (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997).	96
Mark S. Vandehey (60) Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983).	96
Robert G. Zack (62) Vice President

Vice President, Secretary and General Counsel of OAC (since November 2001); Executive Vice President (since January 2004) and General Counsel (from March 2002 to December 2010) of the Manager; General Counsel of the Distributor (from December 2001 to December 2010); General Counsel of Centennial Asset Management Corporation (from December 2001 to December 2010); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (from December 2001 to December 2010); Assistant Secretary (from September 1997 to December 2010) and Director (from November 2001 to December 2010) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (from December 2002 to December 2010); Director of Oppenheimer Real Asset Management, Inc. (from No vember 2001 to December 2010); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (from December 2001 to December 2010); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. (from November 2001 to December 2010); Executive Vice President, General Counsel and Director of OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (from June 2003 to December 2010); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (from November 2001 to December 2010).

		96
Brian W. Wixted (51) Treasurer and Principal Financial & Accounting Officer

Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008).

		96
Brian Petersen (40) Assistant Treasurer	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002).	96
Stephanie Bullington (34) Assistant Treasurer	Vice President of the Manager (since January 2010); Assistant Vice President of the Manager (October 2005-January 2010); Assistant Vice President of ButterField Fund Services (Bermuda) Limited, part of The Bank of N.T. Butterfield Son Limited (Butterfield) (February 2004-June 2005).	96
Arthur S. Gabinet (52) Secretary

Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		96
Kathleen T. Ives (45) Assistant Secretary

Senior Vice President (since May 2009), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Vice President of the Manager (June 1998-May 2009); Senior Counsel of the Manager (October 2003-May 2008).

		96
Lisa I. Bloomberg (43) Assistant Secretary	Senior Vice President (since February 2010) and Deputy General Counsel (since May 2008) of the Manager; Vice President (May 2004-January 2010) and Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services, Inc.	96
Taylor V. Edwards (43) Assistant Secretary	Vice President (since February 2007) and Associate Counsel (since May 2009) of the Manager; Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Manager; Associate at Dechert LLP (September 2000-December 2005).	96
Randy G. Legg (45) Assistant Secretary	Vice President (since June 2005) and Associate Counsel (since January 2007) of the Manager; Assistant Vice President (February 2004-June 2005) and Assistant Counsel (February 2004-January 2007) of the Manager.	96
Adrienne M. Ruffle (33) Assistant Secretary	Vice President (since February 2007) and Associate Counsel (since May 2009) of the Manager; Assistant Vice President (February 2005-January 2007) and Assistant Counsel (February 2005-April 2009) of the Manager; Associate (September 2002-February 2005) at Sidley Austin LLP.	96
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Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

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As of December 31, 2010
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Brian Wruble	over $100,000	Over $100,000
David K. Downes	None	Over $100,000
Matthew P. Fink	None	Over $100,000
Phillip A. Griffiths	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joel W. Motley	None	Over $100,000
Mary Ann Tynan	None	None
Joseph M. Wikler	None	Over $100,000
Peter I. Wold	None	Over $100,000
Interested Trustee
William F. Glavin, Jr.	None	Over $100,000
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Remuneration of the Officers and Trustees. The officers of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2010.

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Name and Other Fund Position(s) (as applicable)[1]	Aggregate Compensation From the Fund[2]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended October 31, 2010	Year Ended December 31, 2010
Brian F. Wruble	$4,502	$234,000
Chairman of the Board
David Downes	$3,639	$189,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$3,639	$189,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$4,047 [3]	$210,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$3,409 [4]	$177,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$3,639 [5]	$189,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$3,492 [6]	$183,076
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$3,409 [7]	$177,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$3,409 [8]	$177,000
Audit Committee Member and Governance Committee Member
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1. Russell S. Reynolds, Jr. retired from the Board on December 31, 2009. During the Fund's fiscal year, Mr. Reynolds was paid $434 by the Fund. For the calendar year ended 2010, Mr. Reynolds was paid total compensation of $32,000 from the fund complex.
2. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
3. Includes $4,047 deferred by Mr. Griffiths under the Compensation Deferral Plan.
4. Includes $1,534 deferred by Ms. Miller under the Compensation Deferral Plan.
5. Includes $333 deferred by Mr. Motley under the Compensation Deferral Plan.
6. Includes $326 deferred by Ms. Tynan under the Compensation Deferral Plan
7. Includes $1,705 deferred by Mr. Wikler under the Compensation Deferral Plan.
8. Includes $3,125 deferred by Mr. Wold under the Compensation Deferral Plan.

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Retirement Plan for Trustees. The New York Board Funds adopted a retirement plan that provided for payments to retired Independent Trustees of up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee needed to serve as director or trustee for any of the New York Board Funds for at least seven years to be eligible for retirement plan benefits and to serve for at least 15 years to be eligible for the maximum benefit. The Board discontinued the retirement plan with respect to new accruals as of December 31, 2006 (the "Freeze Date"). Each Trustee that continued to serve on the Board of any of the New York Board Funds after the Freeze Date (each such Trustee a "Continuing Board Member") was able to elect to have his accrued benefit as of that date (i.e., an amount equivalent to the actuarial present value of his bene fit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least seven years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit. The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

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Major Shareholders. As of February 11, 2011 the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:

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

Name	Address	% Owned	Share Class
Pershing LLC	1 Pershing Plaza Jersey City NJ 07399-0001	7.74%	Class A
MLPF&S for the Sole Benefit of its Customers	Attn: Fund Admn #97HX7 4800 Deer Lake Dr E Fl 3 Jacksonville FL 32246-6484	10.43%	Class C
Pershing LLC	1 Pershing Plaza Jersey City NJ 07399-0001	8.53%	Class C
Orchard Trust Co LLC FBO Oppen RecordkeeperPro	8515 E Orchard Rd Greenwood Village CO 80111-5002	12.97%	Class N
MLPF&S for the Sole Benefit of its Customers	Attn Fund Admn 4800 Deer Lake Dr E Fl 3 Jacksonville FL 32246-6484	6.21%	Class N
MLPF&S for the Sole Benefit of its Customers	Attn Fund Admn 4800 Deer Lake Dr E Fl 3 Jacksonville FL 32246-6484	31.25%	Class Y
Taynik & Co c/o Investors Bank & Trust FPG90	PO Box 9130 Boston MA 02117-9130	13.80%	Class Y
Mass Mutual Life Insurance Co Separate Investments Acct	1295 State Street MIP C105 Springfield MA 01111-0001	12.53%	Class Y
Citigroup Global Mkts Inc	Attn Cindy Tempesta 7th Fl 333 West 34th Street New York NY 10001-2483	12.11%	Class Y
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The Manager

The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

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Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies"). The Manager generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets o f a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, unless (i) the Proxy Voting Guidelines provide discretion to the Manager on how to vote on the matter; or (ii) to the extent a por tfolio manager has requested that OFI vote in a manner inconsistent with the Proxy Voting Guidelines, it is determined that such a request is in the best interest of the Fund and its shareholders and does not pose an actual material conflict of interest; (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent or item (1) (ii), above, is not applicable; and (3) if neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voti ng. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

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  The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
  The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
  The Fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
  The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
  The Fund generally supports proposals to allow shareholders the ability to call special meetings.
  The Fund generally supports proposals to allow or make easier shareholder action by written consent.
  The Fund generally votes against proposals to create a new class of stock with superior voting rights.
  The Fund generally votes against proposals to classify a board.
  The Fund generally supports proposals to eliminate cumulative voting.

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  The Fund generally votes against proposals to establish a new board committee.

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  The Fund generally opposes re-pricing of stock options without shareholder approval.
  The Fund generally supports proposals to require majority voting for the election of directors.
  The Fund generally supports proposals seeking additional disclosure of executive and director pay information.
  The Fund generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.

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  The Fund generally supports "pay-for-performance" and "pay-for-superior-performance standard" proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.

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  The Fund generally supports having shareholder votes on poison pills.
  The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
  In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated. The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

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The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's investment teams provide the portfolio manager with counsel and support in managing the Fund's portfolio.

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The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

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The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

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Fiscal Year ended 10/31	Management Fee Paid to OppenheimerFunds, Inc.
2008	$12,163,361
2009	$12,871,084
2010	$14,369,091
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The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

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The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

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Pending Litigation. Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds ("Defendant Funds") advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund's investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses.

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In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys' fees and litigation expenses.

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Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm ("Madoff"). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

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In March 2010, what is claimed to be a derivative action on behalf of the Trust was filed in federal district court against the Distributor and several of the Trust's current and retired Trustees. The suit alleges that asset-based payments made under the Fund's 12b-1 Plans or by the Distributor to broker dealers with respect to shares of the Trust (including shares of the Fund) held in accounts of the broker-dealers for their customers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Trust's Trustees, other equitable relief and an award of attorneys' fees and litigation expenses.

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The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.

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Portfolio Manager. The Fund is managed by Emmanuel Ferreira (the "Portfolio Manager") who is responsible for the day-to-day management of the Fund's investments.

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  Other Accounts Managed. In addition to managing the Fund's investment portfolio, Mr. Ferreira also manages other investment portfolios and accounts on behalf of the Manager or its affiliates. The following table provides information regarding those other portfolios and accounts as of October 31, 2010. No portfolio or account has an advisory fee based on performance.

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Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed	Total Assets in Other Accounts Managed[2]
Emmanuel Ferreira	2	$786	0	$0	0	$0
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1. In millions.

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2. Does not include personal accounts of the portfolio manager and his family, which are subject to the Code of Ethics.

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As indicated above, the Portfolio Manager also manages other funds and accounts. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not a ll funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

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Compensation of the Portfolio Manager. The Fund's Portfolio Manager is employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, Fund performance is the most important element of compensation with at least half of annual cash compensation based on relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of the Fund's most recently completed year end, the Portfolio Manager's compensation consisted o f three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and stock appreciation rights in regard to the common stock of the Manager's holding company parent, as well as restricted shares of such common stock. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

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The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The majority is based on three and five year data, with longer periods weighted more heavily. Below median performance in all three periods' results in an extremely low, and in some cases no, performance based bonus. Other factors considered include management quality (such as style consistency, risk management, sector cov erage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Manager.

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The Lipper benchmark used with respect to the Fund is Lipper - Flexible Portfolio Funds.

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   Ownership of Fund Shares. As of October 31, 2010, the Portfolio Manager beneficially owned shares of the Fund as follows:

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Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Emmanuel Ferreira	None

Brokerage Policies of the Fund

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Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The advisory agreement authorizes the Manager to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the "best execution" of the Fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

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The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling a fund's shares.

However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager dire cts or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision making process may be paid in commission dollars.

Although the Manager currently does not do so, the Board may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

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During the fiscal years ended October 31, 2008, 2009 and 2010, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended October 31, 2010, the Fund paid $842,043 in commissions to firms that provide brokerage and research services to the Fund with respect to $992,506,852 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

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Fiscal Year ended 10/31	Total Brokerage Commissions Paid by the Fund*
2008	$1,644,655
2009	$1,542,931
2010	$902,113
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* Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Arrangements

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges ("CDSCs") retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

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Class A Sales Charges
Fiscal Year Ended 10/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor*
2008	$1,128,160	$315,074
2009	$2,384,630	$621,746
2010	$1,534,795	$451,865
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* Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

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Concessions Advanced by Distributor
Fiscal Year Ended 10/31:	Concessions on Class A Shares Advanced by Distributor*	Concessions on Class B Shares Advanced by Distributor*	Concessions on Class C Shares Advanced by Distributor*	Concessions on Class N Shares Advanced by Distributor
2008	$53,010	$484,002	$179,624	$9,899
2009	$82,746	$728,248	$555,740	$16,753
2010	$49,302	$452,092	$254,299	$20,305
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* The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

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Contingent Deferred Sales Charges
Fiscal Year Ended 10/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
2008	$2,477	$176,826	$13,337	$1,206
2009	$10,270	$160,974	$44,101	$1,775
2010	$1,974	$180,114	$58,321	$2,689
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Distribution and Service (12b-1) Plans. The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees/Directors, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees/Directors are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.

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Under the plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

A plan continues in effect from year to year only if the Fund's Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.

The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the shareholders of both Class A and Class B, voting separately by class, must approve a proposed amendment to the Class A plan that would materially increase payments under that plan.

At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees/Directors.

While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.

No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.

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Class A Distribution and Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits compensation to the Distributor at a rate of 0.25% of average annual net assets of Class A shares. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to aut horize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

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The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

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Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor calculated at an annual rate of 0.25% of the daily net assets of Class A shares of the Fund. Effective January 1, 2003, the Board set that rate to zero. Prior to that date, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers, dealers and financial institutions.

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For the fiscal year ended October 31, 2010 payments under the Class A service plan totaled $3,199,786, of which $0 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including $187,920 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

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Class B, Class C and Class N Distribution and Service Plans. Under the Class B, Class C and Class N Distribution and Service Plans (each a "Plan" and together the "Plans"), the Fund pays the asset-based sales charge (the "distribution fee") to the Distributor for its services in distributing Class B, Class C and Class N shares. The distribution fee allows investors to buy Class B, Class C and Class N shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.

Payments under the Plans are made in recognition that the Distributor:

  pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession, pays the service fees in advance or periodically, as described below, may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate, employs personnel to support distribution of Class B, Class C and Class N shares, bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses, may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans, receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees, may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares, may experience increased difficulty selling the Fund's shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

Distribution fees on Class B and Class N shares are generally retained by the Distributor. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B or Class N distribution fees to recipients periodically in lieu of paying the sales concession in advance at the time of purchase. The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients.

Service fees for the first year after Class B, Class C and Class N shares are purchased are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has a special agreement with the Distributor, the Distributor may pay the Class B, Class C or Class N service fees to recipients periodically in lieu of paying the first year fee in advance. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment.

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC's collected on redeemed shares. Those excess expenses are carried over on the Distributor's books and may be recouped from distribution fees paid by the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount that may be carried over from year to year and recouped for certain categories of expenses at 0.70% of annual gross sales of shares of the Fund. The capped expenses under the Plans are (i) expenses the Distributor has incurred that represent compensation and expenses o f its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. If those categories of expenses exceed the capped amount, the Distributor would bear the excess costs. If a Plan were to be terminated by the Fund, the Fund's Board may allow the Fund to continue payments of the distribution fees to the Distributor for its services in distributing shares before the Plan was terminated.

The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class B and Class C expenses by 1.00% and increase the annual Class N expenses by 0.50% of net assets.

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Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 10/31/10
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$982,371	$780,327	$14,371	$0	0.00%
Class C Plan	$2,594,444	$614,424	$53,872	$10,877,197	4.40%
Class N Plan	$215,240	$53,616	$7,483	$993,458	2.15%
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All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.

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Payments to Financial Intermediaries

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Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also as described in this SAI. In addition, the Manager and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retiremen t plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Manager or the Distributor. The payments to financial intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

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Types of payments to financial intermediaries may include, and the Fund or an investor buying or selling Fund shares may pay, without limitation, all or portions of the following:

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  an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the "More About Your Account" section in the Prospectus);

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  ongoing asset-based distribution and/or service fees (described in the section "Distribution and Service Arrangements - Distribution and Service (12b-1) Plans" above);

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  shareholder servicing expenses that are paid from Fund assets to reimburse the Manager or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).

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In addition, the Manager or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Manager derives from investment advisory fees paid by the Fund. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law. These payments are often referred to as "revenue sharing" payments, and may include:

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  compensation for marketing support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;

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  other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.

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Although a broker or dealer that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, the Manager does not consider a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

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  transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
  program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
  placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or
  firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

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For the year ended December 31, 2010, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Manager or the Distributor for marketing or program support:

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A.G. Edwards and Sons, Inc.	H.D. Vest Investment Services, Inc.	Prime Capital Services, Inc.
Aetna Life Insurance & Annuity Company	Hartford Life & Annuity Insurance Company	Primevest Financial Services, Inc.
AIG Advisor Group, Inc.	Independent Financial Group, LLC	Proequities, Inc.
Allianz Life Insurance Company	ING Financial Advisers, LLC	Protective Group Securities, Inc.
Allstate Financial Services LLC	ING Financial Partners, Inc.	Protective Life and Annuity Insurance Company
Allstate Life Insurance Company	Invest Financial Corporation	Pruco Securities, LLC
American Enterprise Life Insurance Company	Jackson National Life Insurance Company	Prudential Investment Management Services, Inc.
American General Annuity Insurance Company	Janney Montgomery Scott LLC	Raymond James & Associates, Inc.
American Portfolios Financial Services, Inc.	Jefferson Pilot Securities Corporation	Raymond James Financial Services, Inc.
American United Life Insurance Company	JJB Hillard W.L. Lyons, Inc.	RBC Capital Markets Corporation
Ameriprise Advisor Services, Inc.	JP Morgan Securities, Inc.	RBC Dain Rauscher
Ameriprise Financial Services, Inc.	Kemper Investors Life Insurance Company	Retirement Plan Consultants
Ameritas Life Insurance Company	Key Investment Services LLC	Robert W. Baird & Co.
AXA Advisors, LLC	KMS Financial Services Inc.	Royal Alliance Associates, Inc.
AXA Equitable Life Insurance Company	Legend Equities Corporation	Sagepoint Financial Advisors
Banc of America Investment Services, Inc.	Lincoln Financial Advisors Corporation	Securities America, Inc.
Cadaret Grant & Co.	Lincoln Financial Securities Corporation	Security Benefit Life Insurance Company
Cambridge Investment Research, Inc.	Lincoln Investment Planning, Inc.	Sigma Financial Corp.
CCO Investment Services Corporation	Lincoln National Life Insurance Company	Signator Investments, Inc.
Charles Schwab & Co., Inc.	LPL Financial Corporation	State Farm VP Management Corp.
Chase Investment Services Corporation	Manulife Financial	Stifel, Nicolaus & Company, Inc.
Citigroup Global Markets, Inc.	Massachusetts Mutual Life Insurance Company	Sun Life Financial Distributors, Inc.
CitiStreet Advisors LLC	MassMutual Financial Group	Sun Life Insurance Company
Citizens Bank of Rhode Island	Merrill Lynch Pierce Fenner & Smith Inc.	Sun Trust Securities, Inc.
C.M. Life Insurance Company	MetLife Investors Insurance Company	Sunamerica Securities, Inc.
Commonwealth Financial Network	MetLife Securities, Inc.	SunTrust Bank
CUNA Brokerage Services, Inc.	MML Investor Services, Inc.	Suntrust Investment Services, Inc.
CUSO Financial Services, LP	Morgan Stanley & Co., Incorporated	TD Ameritrade Clearing, Inc.
Direct Services LLC	Morgan Stanley Smith Barney LLC	The Hartford/Planco
Edward D. Jones and Company, LP	Multi-Financial Securities Corporation	The Investment Center, Inc.
Essex National Securities, Inc.	Mutual Funds Against Cancer	Thrivent Financial for Lutherans
Federal Kemper Life Assurance Company	National Planning Corporation	Thrivent Investment Management, Inc.
Financial Network Investment Corporation	National Retirement Partners, Inc.	Transamerica Life Insurance Co.
Financial Services Corporation	Nationwide Financial Services, Inc.	UBS Financial Services, Inc.
First Allied Securities, Inc.	New England Securities, Inc.	Union Central Life Insurance Company
First Clearing LLC	NFP Securities Inc.	USI Securities, Inc.
First Global Capital Corporation	North Ridge Securities Corp.	Valic Financial Advisors, Inc.
FSC Securities Corporation	Northwestern Mutual Investment Services	Vanderbilt Securities LLC
GE Life and Annuity Company	NRP Financial, Inc.	VSR Financial Services, Inc.
Geneos Wealth Management, Inc.	Oppenheimer & Co. Inc.	Wachovia Securities, LLC
Genworth Financial, Inc.	Pacific Life Insurance Co.	Walnut Street Securities, Inc.
Great West Life Insurance Company	Park Avenue Securities LLC	Wells Fargo Advisors, LLC
Guardian Insurance & Annuity Company	Pershing LLC	Wells Fargo Investments, LLC
H. Beck, Inc.	PFS Investments, Inc.	Woodbury Financial Services, Inc.
PlanMember Securities Corp.
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For the year ended December 31, 2010, the following firms (which in some cases are broker-dealers) received payments from the Manager or Distributor (of at least $2,500) for administrative or other services provided (other than revenue sharing arrangements), as described above:

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Acensus, Inc.	First Clearing LLC	National Financial Services LLC
ACS HR Solutions LLC	First Global Capital Corporation	New York Life Insurance and Annuity Company
ADP Broker-Dealer, Inc.	First Trust Corp.	Northwest Plan Services Inc.
Aegon USA	GE Financial Assurance	Oppenheimer & Co. Inc.
Aetna Life Insurance & Annuity Company	GE Life and Annuity Company	Pershing LLC
Alliance Benefit Group	Geller Group Ltd.	Phoenix Life Insurance Company
Allianz Life Insurance Company	Genworth Financial, Inc.	Plan Administrators Inc.
American Diversified Distribution, LLC	Great West Life Insurance Company	PlanMember Securities
American Enterprise Life Insurance	Guardian Insurance & Annuity Company	Primevest Financial Services, Inc.
American Funds	H&R Block Financial Advisors, Inc.	Principal Life Insurance
American General Annuity Insurance Company	H.D. Vest Investment Services, Inc.	Protective Life and Annuity Insurance Company
American United Life Insurance Co.	Hartford Life Insurance Company	Prudential Investment Management Services, Inc.
Ameriprise Financial Services, Inc.	Hewitt Associates LLC	PSMI Group
Ameritas Life Insurance Company	ICMA-RC Services LLC	Raymond James & Associates, Inc.
Ameritrade, Inc.	Ingham Group	Reliance Trust Co.
Annuity Investors Life Insurance Company	Interactive Retirement Systems	Robert W. Baird & Co.
AST Trust Company	Intuition Systems, Inc.	RSM McGladrey, Inc.
AXA Equitable Life Insurance Company	Investmart	Scott & Stringfellow, Inc.
Benefit Administration Co.	Janney Montgomery Scott LLC	Scottrade, Inc.
Benefit Consultants Group	JJB Hillard W. L. Lyons, Inc.	Security Benefit Life Insurance Company
Benefit Plans Administrative Services, Inc.	John Hancock Life Insurance Company	Southwest Securities, Inc.
Boston Financial Data Services, Inc.	JP Morgan Securities, Inc.	Standard Insurance Co.
Ceridian	July Business Services	Standard Retirement Services, Inc.
Charles Schwab & Co., Inc.	Kemper Investors Life Insurance Company	Stanton Group, Inc.
Citigroup Global Markets Inc.	Lincoln Benefit National Life	Sterne Agee & Leach, Inc.
CitiStreet Advisors LLC	Lincoln Financial Advisors Corporation	Stifel Nicolaus & Company, Inc.
Clark Consulting	Lincoln Investment Planning Inc.	Sun Trust Securities, Inc.
CPI Qualified Plan Consultants	LPL Financial Corporation	T. Rowe Price
CUNA Mutual Insurance Society	Marshall & Ilsley Trust Company, Inc.	The Princeton Retirement Group
DA Davidson & Co.	Massachusetts Mutual Life Insurance Company	The Retirement Plan Company, LLC
Daily Access. Com, Inc.	Matrix Settlement & Clearance Services	Transamerica Retirement Services
Davenport & Company, LLC	Mercer HR Services	UBS Financial Services, Inc.
David Lerner Associates, Inc.	Merrill Lynch Pierce Fenner & Smith Inc.	Unified Fund Services, Inc.
Digital Retirement Solutions	Mesirow Financial, Inc.	Union Bank & Trust Company
Diversified Advisors Investments Inc.	MG Trust	US Clearing Co.
DR, Inc.	Mid Atlantic Capital Co.	USAA Investment Management Co.
Dyatech, LLC	Milliman, Inc.	USI Consulting Group
E*TRADE Clearing LLC	Minnesota Life Insurance Company	Valic Financial Advisors, Inc.
Edward D. Jones and Company, LP	Mony Life Insurance Company of America	Vanguard Group
ExpertPlan.com	Morgan Stanley & Co., Incorporated	Wachovia Securities, LLC
Federal Kemper Life Assurance Company	Morgan Stanley Dean Witter	Wedbush Morgan Securities
Fidelity Brokerage Services, LLC	Mutual of Omaha Insurance Company	Wells Fargo Bank NA
Fidelity Investments Institutional Operations Co.	National City Bank	Wells Fargo Investments, LLC
Financial Administrative Services Corporation	National Deferred Compensation	Wilmington Trust Company
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Performance of the Fund

Explanation of Performance Calculations. The use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. The Fund's performance data in advertisements must comply with rules of the SEC, which describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. The Fund may use a variety of performance calculations, including "cumulative total return," "average annual total return," "average annual total return at net asset value," and "total return at net asset value." How these types of returns are calculated are described below.

Total Return Information. "Total return" is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class will differ and are measured separately.

There are different types of "total returns." "Cumulative total return" measures the change in value over the entire period (for example, ten years). "Average annual total return" shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses the methodology prescribed by the SEC to calculate its standardized total returns.

In calculating the Fund's total returns, the following sales charges are applied unless the returns are shown at "net asset value" as described below:

  For Class A shares the current maximum sales charge of 5.75% as a percentage of the offering price is deducted from the initial investment ("P" in the formula below).
  For Class B shares, the CDSC for the applicable period is deducted: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.
  For Class C shares, the 1.0% CDSC is deducted for returns for the one-year period.
  For Class N shares, the 1.0% CDSC is deducted for returns for the one-year and life of class periods, as applicable.
  There is no sales charge on Class Y shares.

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The Fund's returns are calculated based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formulas below) held for a number of years ("n" in the formulas).

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  Average Annual Total Return. The "average annual total return" for each class is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions are reinvested, results in an Ending Redeemable Value ("ERV") according to the following formula:

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  Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions, adjusted to show the effect of federal taxes calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date, are reinvested, results in an ending value ("ATVD") according to the following formula:

  Average Annual Total Return (After Taxes on Distributions and Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions, adjusted to show the effect of federal taxes calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date, are reinvested, results in an ending value ("ATVDR") after taking into account the effect of capital gains taxes or capital loss tax benefits resulting from the redemption of the shares at the end of the period, each calculated using the highest federal individual capital gains tax rate in effect on the redemption date, according to the following formula:

  Cumulative Total Return. The "cumulative total return" measures the change in value of a hypothetical investment over an entire period of years using some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined according to the following formula:

  Total Returns at Net Asset Value. From time to time the Fund may also quote cumulative or average annual total returns for Class A, Class B, Class C or Class N shares "at net asset value" without deducting the front-end sales charge or CDSC, based on the difference in net asset value per share at the beginning and, taking into consideration the reinvestment of dividends and capital gains distributions, at the end of the specified period.
  Hypothetical Investment Accounts. Fund advertisements or sales literature may also, from time to time, include performance of a hypothetical investment account that includes the total return of shares of the Fund and other Oppenheimer funds as part of an illustration of an asset allocation model or similar presentation.

A number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

  Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
  The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
  The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
  When an investor's shares are redeemed, they may be worth more or less than their original cost.
  An investment in the Fund is not insured by the FDIC or any other government agency.

Performance Data. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by visiting the OppenheimerFunds website at www.oppenheimerfunds.com or by calling the Fund's Transfer Agent at the telephone number shown on the cover of this SAI.

The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

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The Fund's Total Returns for the Periods Ended 10/31/10
	Cumulative Total Returns		Average Annual Total Returns
	10 Years or life of class, if less		1 Year		5 Years		10 Years or life of class, if less
Class of Shares	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge
Class A1	27.60%	35.38%	0.22%	6.34%	2.80%	4.02%	2.47%	3.08%
Class B2	29.71%	29.71%	0.42%	5.42%	2.91%	3.19%	2.64%	2.64%
Class C3	25.96%	25.96%	4.57%	5.57%	3.25%	3.25%	2.34%	2.34%
Class N4	26.34%	26.34%	4.98%	5.98%	3.68%	3.68%	2.45%	2.45%
Class Y5	38.59%	38.59%	6.68%	6.68%	4.27%	4.27%	3.32%	3.32%
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1. Inception of Class A: 01/03/89
2. Inception of Class B: 09/01/93
3. Inception of Class C: 09/01/93
4. Inception of Class N: 03/01/01
5. Inception of Class Y: 12/16/96

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Average Annual Total Returns for Class A Shares (After Sales Charge) for the Periods Ended 10/31/10 [1]
	1 Year	5 Year	10 Year
After Taxes on Distributions	0.22%	0.87%	1.07%
After Taxes on Distributions and Redemption of Fund Shares	0.14%	1.63%	1.56%
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1. Inception of Class A: 01/03/89

Other Performance Comparisons. In its Annual Report to shareholders, the Fund compares its performance to that of one or more appropriate market indices. You can obtain that information by visiting the OppenheimerFunds website at www.oppenheimerfunds.com or by calling the Fund's Transfer Agent at the telephone number shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. The following are examples of some of those comparisons.

     Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its share classes by Lipper, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors and ranks the performance of regulated investment companies for various periods in categories based on investment styles. Lipper also publishes "peer-group" indices and averages of the performance of all mutual funds in particular categories.

     Morningstar Ratings. From time to time the Fund may publish the "star ratings" of its classes of shares by Morningstar, Inc. ("Morningstar"), an independent mutual fund monitoring service that rates and ranks mutual funds within their specialized market sectors. Morningstar proprietary star ratings reflect risk-adjusted historical total investment returns for funds with at least a three-year performance history. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

     Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's or other similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar or the Fund's performance may be compared to the performance of various market indices, other investments, or averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services. The Fund's advertisements and sales literature may also include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions, for example:

  information about the performance of certain securities or commodities markets or segments of those markets, information about the performance of the economies of particular countries or regions, the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions, the availability of different types of securities or offerings of securities, information relating to the gross national or gross domestic product of the United States or other countries or regions, comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent by third parties, including comparisons of investor services provided to shareholders of the Oppenheimer funds to those provided by other mutual fund families selected by the rating or ranking services. Those comparisons may be based on the opinions of the rating or ranking service itself, using its research or judgment, or may be based on surveys of investors, brokers, shareholders or others.

Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions, including certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits or instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. Government.

About Your Account

The Fund's Prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value ("NAV") per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on o ther days.

Dealers other than NYSE members may conduct trading in certain securities on days that the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the close of the principal market on which a security is traded, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager learns of the event and determines that the event is likely to cause a material change in the value of the security. The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations under those procedures to the Manager's "Valuation Committee". Fair value determinations by the Manager are subject to review, approval, ratification and confirmation by the Board at its next scheduled meeting after the fair valuations are determined.

Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

  Equity securities traded on a U.S. securities exchange are valued as follows:
  if "last sale" information is regularly reported on the principal exchange on which a security is traded, it is valued at the last reported sale price on that day, or if "last sale" information is not available on a valuation date, the security is valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date, or if "last sale" information is not available on a valuation date, and the last reported sale price for the security preceding the valuation date is not within the spread of the closing "bid" and "asked" prices on the valuation date, the security is valued at the closing "bid" price on the valuation date.
  Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
  at the last sale price available to the pricing service approved by the Board, or at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded, or on the basis of reasonable inquiry, from two market makers in the security.
  Long-term debt securities having a remaining maturity of more than 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
  The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
  debt instruments that have a maturity of more than 397 days when issued, debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

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  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

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  Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker, or the "bid" price if no "asked" price is available.

In the case of U.S. Government securities, mortgage-backed securities, corporate bonds and foreign government securities, the Manager may use pricing services approved by the Board when last sale information is not generally available. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services valuations. That monitoring may include comparing prices used for portfolio valuation to the actual sale prices of selected securities.

Foreign currency, including forward contracts, is valued and securities that are denominated in foreign currency are converted to U.S. dollars, using the closing prices in the New York foreign exchange market or that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable.

Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board or by the Manager. If there were no sales on the valuation date, those investments are valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If the last sale price on the preceding trading day is not within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date, the value shall be the closing "bid" price. If the put, call or future is not traded on an exchange, it shall be valued at the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases the "bid" price may be used if no "asked" price is available.

When the Fund sells an option, an amount equal to the premium the Fund receives is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put sold by the Fund is exercised, the proceeds are increased by the premium received. If a call or put sold by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium that was paid by the Fund.

Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allotted equally to each outstanding share within a given class.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

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Oppenheimer AMT-Free Municipals	Money Market Funds:
Oppenheimer AMT-Free New York Municipals	Oppenheimer Cash Reserves
Oppenheimer Balanced Fund	Oppenheimer Institutional Money Market Fund
Oppenheimer Core BondFund	Oppenheimer Money Market Fund, Inc.
Oppenheimer California Municipal Fund
Oppenheimer Capital AppreciationFund	Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund	Oppenheimer Portfolio Series:
Oppenheimer Commodity Strategy Total Return Fund	Active Allocation Fund
Oppenheimer Corporate Bond Fund	Equity Investor Fund
Oppenheimer Currency Opportunities Fund	Conservative Investor Fund
Oppenheimer Developing Markets Fund	Moderate Investor Fund
Oppenheimer Discovery Fund	Oppenheimer Portfolio Series Fixed Income Active
Oppenheimer Emerging Markets Debt Fund	Allocation Fund
Oppenheimer Equity Fund, Inc.	Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Quest International Value Fund
Oppenheimer Global Fund	Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Allocation Fund	Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer International Small Company Fund	Oppenheimer Rochester National Municipals
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Main Street Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Main Street Select Fund	Oppenheimer Select Value Fund
Oppenheimer Main Street Small- & Mid-Cap Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer LifeCycle Funds:	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Transition 2010 Fund	Oppenheimer U.S. Government Trust
Oppenheimer Transition 2015 Fund	Oppenheimer Value Fund
Oppenheimer Transition 2020 Fund	Limited-Term New York Municipal Fund
Oppenheimer Transition 2025 Fund	Rochester Fund Municipals
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
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Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares – to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses. Appendix A to this SAI includes additional information regarding certain of these sales charge reductions and waivers.

A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G and Class H units of advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor.

A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.
To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.

If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

Terms of Escrow That Apply to Letters of Intent .

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   1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

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   2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

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   3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "The OppenheimerFunds Exchange Privilege"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

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   4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

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   5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

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   6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

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Class A Shares Purchased with Proceeds from Certain Retirement Plans. Class A shares of the Fund may be purchased at net asset value with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. No sales concessions will be paid to the broker-dealer of record on sales of such Class A shares, whether or not they are subject to a CDSC as described in the Prospectus. Additionally, no concession will be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by a retirement plan for more than 18 months.

Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS' interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

Availability of Class N Shares. In addition to the types of retirement plans which may purchase Class N shares that are described in the Prospectus, Class N shares also are offered to the following:

  to all rollover IRAs (including SEP IRAs and SIMPLE IRAs), to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase Pension Plans,
  to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans, to all trustee-to-trustee IRA transfers,
  to all 90-24 type 403(b) transfers,
  to Group Retirement Plans (as defined in Appendix A to this SAI) which have entered into a special agreement with the Distributor for that purpose, to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor, to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more, to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets, to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

  purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and

No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the NYSE. The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

Dividends will begin to accrue on the shares purchased through the ACH system on the business day the Fund receives Federal Funds before the close of the NYSE. The proceeds of ACH transfers are normally received by the Fund three days after a transfer is initiated. If Federal Funds are received on a business day after the close of the NYSE, dividends will begin to accrue on the next regular business day. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

The minimum purchase through AccountLink is generally $50, however for accounts established prior to November 1, 2002 the minimum purchase is $25.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.

An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under an Asset Builder Plan is $50, except that for Asset Builder Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery (eDocs Direct)" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for instructions.

How to Sell Shares

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.

Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.

Requests for distributions from OppenheimerFunds-sponsored IRA's, SEP-IRA's, SIMPLE IRA's, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:

  state the reason for the distribution;
  if the distribution is premature, state the owner's awareness of tax penalties; and
  conform to the requirements of the plan and the Fund's other redemption requirements.

Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditio ns of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.

Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.

Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose Class B, Class C or Class N account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Prospectus will be followed in determining the order in which the shares are transferred.

Minimum Balance Fee. As stated in the Prospectus, a $12 annual "Minimum Balance Fee" is assessed on each Fund account with a share balance of less than $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

  A fund account whose shares were acquired after September 30th of the prior year;
  A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new Class A share account balance may become subject to the Minimum Balance Fee;

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  Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I Want To," or call 1.888.470.0862 for instructions);

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  A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
  Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system in Networking level 1 and 3 accounts;
  Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
  Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs;
  A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted; and
  Accounts held in the OppenheimerFunds Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

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The Fund reserves the authority to modify the Minimum Balance Fee in its discretion.

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Involuntary Redemptions. The Fund's Board has the right to involuntarily redeem shares held in any account with an aggregate net asset value of less than $500. The Board may change the amount of the aggregate net asset value to which an involuntary redemption may apply. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the $500 minimum solely as a result of market fluctuations. If the Board exercises this right, it may also determine the requirements for any notice to be given to the shareholders (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Reinvestment Privilege. Within six months after redeeming Class A or Class B shares, a shareholder may reinvest all or part of the redemption proceeds without a sales charge if:

  An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed; or
  The Class B CDSC was paid on the redeemed Class B shares.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares" below. This privilege does not apply to Class C, Class N or Class Y shares or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.

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Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days after the payment of the sales charge, in certain circumstances, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.

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How to Exchange Shares

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Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.

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As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.

You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.

The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in "Reinvestment Privilege," above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.

How Exchanges Affect Contingent Deferred Sales Charges. A CDSC is imposed on exchanges of shares in the following cases:

  The Class A CDSC is imposed on the redemption of Class A shares acquired by the exchange of Class A shares that are subject to a Class A CDSC, if the acquired shares are redeemed within 18 months measured from the beginning of the calendar month in which the exchanged Class A shares were purchased.

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  The Class A CDSC is imposed on the redemption of Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by the exchange of Class A shares that are subject to a Class A CDSC, if the acquired shares are redeemed within the holding period applicable to the exchanged Class A shares.

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  The Class B CDSC is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged shares, except:
      With respect to Class B shares of Oppenheimer Limited Term California Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior Floating Rate Fund acquired by exchange, the Class B CDSC is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

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  The Class C CDSC is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged shares.
  A 1% Class N CDSC will be imposed on Class N shares held in retirement plans (not including IRAs and 403(b) plans) if the retirement plan is terminated or if Class N shares of all Oppenheimer funds are terminated as an investment option of the plan, if the shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.
  A 1% Class N CDSC will be imposed on Class N shares held in IRA's or 403(b) plans if they are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.

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When Class B, Class C or Class N shares are exchanged, the priorities for the imposition of the CDSC described in "About Your Account" in the Prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of remaining shares.

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Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

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Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in "The OppenheimerFunds Exchange Privilege" section in the Prospectus.

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The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic exchanges. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.

Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the close of the NYSE (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.

Shares that are subject to a restriction cited in the Prospectus or this SAI and shares covered by a share certificate that is not tendered will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.

Distributions and Taxes

Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions ("distributions") and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund's portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.

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Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Distributions on Class B, Class C and Class N shares are expected to be lower than distributions on Class A shares and Class Y shares because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

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Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Money Market Fund, Inc. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating Fund-level corporate income tax that would otherwise be imposed on such income. Qualification as a RIC also allows the Fund, under certain conditions, to characterize the distributions made to its shareholders as composed of specific types of tax-favored income such as corporate dividends, capital gains and tax-exempt interest.

Even though the Fund expects to continue to qualify as a RIC, to the extent that it distributes less than all of its income, the Fund may still be subject to a corporate income tax and an excise tax. In addition, any investment income received from a foreign source may be subject to foreign withholding taxes, although the rate of any such withholding tax may be reduced under an income tax treaty if the Fund qualifies for the benefits of the treaty. If possible, the Fund will operate so as to qualify for such reduced rates, Any foreign withholding taxes will reduce the Fund's income and capital gain. The Fund may also be subject to corporate income tax and a penalty on distributions or gains from "passive foreign investment companies" (described below) even if those amounts are distributed to the Fund's shareholders.

Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

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     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

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     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. Government securities, securities of other RIC's, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. Government securities and the securities of other RIC's), (2) the securities of two or more issuers (other than the securities of other RIC's) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government are treated as U.S. Government securities.

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     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain minus its net long-term capital loss.

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Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions may qualify for the maximum 15% tax rate on dividend income (for taxable years beginning before 2013) and, in the case of corporations, they may qualify for the dividends-received deduction.

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Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund's holding period in its investments, change the character of, or accelerate, the Fund's income, defer or disallow the Fund's deductions and losses, and compel the Fund to report as taxable income mere increases in the value of its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund's distributions. Or part of an "inter est" payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.

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Certain positions in the Fund's portfolio may have to be "marked-to-market," (that is, treated as if they were sold and repurchased on the last day of the Fund's taxable year). Such "deemed sales" under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules while remaining qualified for treatment as a RIC.

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Passive Foreign Investment Companies. If the Fund invests in a "passive foreign investment company" ("PFIC"), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year's ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund's actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and a penalty that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and penalties would reduce the investment return of the Fund.

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If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF") and, in lieu of the tax consequences described above, the Fund would be required to include in each year's income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund. Those amounts would be treated as taxable income for purposes of the 90% dividends distributions test and the excise tax mentioned above.

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Alternatively, if the Fund invests in a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue Service (the "IRS"). By making the election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC's stock. Th e amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test and for excise tax purposes (discussed below).

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Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce the amount available for shareholder distributions.

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Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will be treated as a return of capital to the extent of each shareholder's basis in his or her shares, and any remaining amounts will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital.

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Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, the Fund's ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on "qualified dividend income" as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will be based on how much of that income the Fund earns for the taxable year in accordance with the IRS rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund's taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.

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     Distributions Derived from Dividends. For the Fund's corporate shareholders to claim the dividends-received deduction against the Fund's distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund's shares for at least 46 days during a specified p eriod that includes the portfolio stock's ex-dividend date and (2) does not debt finance its investment in the Fund's shares. To the extent the Fund's distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.

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Special rules also apply to regular dividends paid to a non-corporate shareholder during the shareholder's taxable years beginning before 2013. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder's net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund's gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund's gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund's qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.

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"Qualified dividend income" generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. It also includes dividends received with respect to the stock of a foreign corporation provided the stock is readily tradable on an established U.S. securities market. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include "payments in lieu of dividends" received in securities lending transactions or dividends received from a real estate investment trust ("REIT") or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such REIT or RIC. If a shareholder elects to treat F und dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

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     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

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  certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. Government, or its agencies and instrumentalities);
  income from loans of portfolio securities;
  income or gains from options or futures;
  any net short-term capital gain; and
  any market discount accrual on tax-exempt bonds.

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     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

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If the Fund elects to retain its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

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For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

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     Foreign Source Income. Investment income that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit the amount against the shareholder's U.S. federal income tax due, or deduct the amount from his or her U.S. taxable income. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.

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Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year can not exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder's taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign tax es for the taxable year do not exceed $300 ($600 for a joint return).

As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder's proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibili ty of capital losses in any year.

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All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder exercises the exchange privilege within 90 days after acquiring Fund shares, in certain circumstances, any loss that the shareholder recognizes on the exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange privilege. Such sales charge will be treated as an amount paid for the new shares.

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Backup Withholding. The Fund will be required in certain cases to withhold 28% (currently scheduled to increase to 31% after 2012) of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

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Taxation of Foreign Shareholders. Taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. "Foreign shareholders" include, but are not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

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If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status, the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

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For taxable years of the Fund beginning before January 1, 2012, properly reported dividends are generally exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depen ding on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

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The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

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Under recently-enacted legislation, payments after 2012 of dividends on, and gross proceeds from the redemption of, shares of the Fund made to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

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Recently-enacted legislation imposes information reporting requirements on individuals that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect to understatements of tax attributable to undisclosed foreign financial assets. This information reporting requirement is generally applicable for taxable years beginning after March 18, 2010. The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in the Fund's investments.

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Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

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Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

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The Custodian. Brown Brothers Harriman & Co. (BBH) is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. As a bank regulated by the New York State Banking Department, BBH is not an FDIC insured bank. As such, the Fund's cash balances with BBH are not protected by the Federal Deposit Insurance Corporation ("FDIC").

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Independent Registered Public Accounting Firm.  KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Appendix A

OppenheimerFunds Special Sales Charge Arrangements and Waivers

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In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B, Class C or Class N shares may be waived. That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

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For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

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  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
  non-qualified deferred compensation plans,
  employee benefit plans,1
  Group Retirement Plans,2
  403(b)(7) custodial plan accounts, and
  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

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The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

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There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A CDSC if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester National Municipals and Rochester Fund Municipals shares purchased prior to 10/22/07) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."3 This waiver provision applies to:

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  Purchases of Class A shares aggregating $1 million or more ($250,000 or more for certain Funds).

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  Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
  Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
  Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill L ynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date of the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

  The Manager or its affiliates.
  Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons  and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
  Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
  A unit investment trust that has entered into an appropriate agreement with the Distributor.
  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

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  Purchases of Class A shares by former shareholders of Atlas Strategic Income Fund in any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.

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  Purchases of Class A shares by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan in any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund, Inc. may exchange.

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B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

      1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

  Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
  Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
  Shares purchased in amounts of less than $5.

      2. Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):

  Retirement Plans that have $5 million or more in plan assets.
  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

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  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
  To return excess contributions.
  To return contributions made due to a mistake of fact.
  Hardship withdrawals, as defined in the plan.4
  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.
  Separation from service.5
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

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  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N CDSCs will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N CDSCs will be waived for redemptions of shares in the following cases:

  Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
  The CDSCs are generally not waived following the death or disability of a grantor or trustee for a trust account. The CDSCs will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
  Redemptions of Class B shares by a Retirement Plan that is either created or qualified under Section 401(a) or 401(k) (excluding owner-only 401(k) plans) of the Internal Revenue Code or that is a non-qualified deferred compensation plan, either (1) purchased after June 30, 2008, or (2) beginning on July 1, 2011, held longer than three years.
  Redemptions by owner-only 401(k) plans of Class B shares purchased after June 30, 2008.
  Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

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  Distributions6 from Retirement Plans or other employee benefit plans for any of the following purposes:

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  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
  To return excess contributions made to a participant's account.
  To return contributions made due to a mistake of fact.
  To make hardship withdrawals, as defined in the plan.4
  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.7
  On account of the participant's separation from service.8
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

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  Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.Waivers for Shares Sold or Issued in Certain Transactions.

The CDSC is also waived on Class B, Class C and Class N shares sold or issued in the following cases:

  Shares sold to the Manager or its affiliates.
  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Shares issued in plans of reorganization to which the Fund is a party.
  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Former Shareholders of Quest for Value Funds

For shareholders of the Quest for Value Funds who acquired shares prior to November 24, 1995 and still hold those shares (or shares of an Oppenheimer fund into which any Quest for Value Fund was reorganized), any initial and contingent deferred sales charges will be waived if requested by the shareholder.

V. Special Sales Charge Arrangements for Former Shareholders of Connecticut Mutual Investment Accounts, Inc.

For shareholders of the Connecticut Mutual Investment Accounts who acquired shares prior to March 1, 1996 and still hold those shares (or shares of an Oppenheimer fund into which any Connecticut Mutual Investment Account was reorganized), any initial and contingent deferred sales charges will be waived if requested by the shareholder.

VI. Special Sales Charge Arrangements for Former Shareholders of Advance America Funds, Inc.

For shareholders of the Advanced America Funds who acquired shares prior to October 18, 1991 and still hold those shares (or shares of an Oppenheimer fund into which any Advanced American Fund was reorganized), any initial and contingent deferred sales charges will be waived if requested by the shareholder.

Footnotes to Appendix A:

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1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

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2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investm ent dealer, broker or other financial institution that has made special arrangements with the Distributor.

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3. However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

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4. This provision does not apply to IRAs.

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5. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.

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6. The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

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7. This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

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8. This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

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Appendix B

Ratings Definitions

Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS – TAXABLE DEBT)

These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
  Nature of and provisions of the obligation; and
  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" is currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" is currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment-Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


Speculative Grade:


BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment-grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Quest for Value Funds:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Opportunity Value Fund (one of the portfolios constituting the Oppenheimer Quest for Value Funds), including the statement of investments, as of October 29, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 29, 2010, by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Opportunity Value Fund as of October 29, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
December 16, 2010
OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS October 29, 2010*

	Shares	Value

Common Stocks—56.9%
Consumer Discretionary—2.7%
Media—2.7%
Jupiter
Telecommunications Co. Ltd.	41,755	$45,195,234
Consumer Staples—5.3%
Food & Staples Retailing—1.3%
CVS Caremark Corp.[1]	338,400	10,192,608
Walgreen Co.[1]	324,100	10,980,508

		21,173,116

Food Products—2.1%
Nestle SA	649,310	35,565,072
Tobacco—1.9%
Altria Group, Inc.[1]	441,900	11,233,098
Lorillard, Inc.[1]	231,200	19,730,608

		30,963,706

Energy—5.5%
Energy Equipment & Services—1.6%
Halliburton Co.[1]	425,100	13,543,686
Schlumberger Ltd.[1]	175,600	12,272,684

		25,816,370

Oil, Gas & Consumable Fuels—3.9%
Chevron Corp.[1]	589,000	48,657,290
CONSOL Energy, Inc.	449,100	16,508,916

		65,166,206

Financials—6.2%
Capital Markets—0.6%
Bond Street Holdings LLC, Cl. A2,3	495,000	10,147,500
Diversified Financial Services—2.2%
JPMorgan Chase & Co.[1]	973,100	36,617,753
Insurance—3.4%
Assurant, Inc.	301,700	11,929,218
Everest Re Group Ltd.	188,900	15,920,492
MetLife, Inc.[1]	694,700	28,017,251

		55,866,961

Health Care—8.7%
Biotechnology—5.7%
Amgen, Inc.[1,3]	497,900	28,474,901
Genzyme Corp. (General Division)[1,3]	342,616	24,712,892
Gilead Sciences, Inc.[3]	771,760	30,615,719
Vanda Pharmaceuticals, Inc.[3,4]	1,535,078	11,221,420

		95,024,932

Health Care Providers & Services—0.6%
Aetna, Inc.	360,500	10,764,530
Pharmaceuticals—2.4%
Merck & Co., Inc.[1]	1,095,124	39,731,099
Industrials—2.7%
Aerospace & Defense—0.1%
AerCap Holdings NV3	77,700	1,003,107
Industrial Conglomerates—1.3%
Tyco International Ltd.	557,000	21,321,960
Machinery—1.2%
Navistar International Corp.[1,3]	420,970	20,282,335
Trading Companies & Distributors—0.1%
Aircastle Ltd.	249,060	2,293,843
Information Technology—19.7%
Communications Equipment—4.4%
QUALCOMM, Inc.[1]	920,900	41,560,217
Research in Motion Ltd.[1,3]	541,300	30,827,035

		72,387,252

Computers & Peripherals—1.1%
Dell, Inc.[1,3]	1,291,800	18,576,084
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Shares	Value

Internet Software & Services—3.9%
eBay, Inc. [1,3]	849,800	$25,332,538
Google, Inc., Cl. A1,3	64,300	39,415,257

		64,747,795

IT Services—0.9%
MasterCard, Inc., Cl. A1	63,900	15,339,834
Software—9.4%
Microsoft Corp.	667,000	17,768,880
Oracle Corp.[1]	1,245,200	36,608,880
Take-Two Interactive Software, Inc.[3,4]	7,372,043	78,585,978
THQ, Inc.[3,4]	5,939,700	23,758,800

		156,722,538

Materials—5.2%
Chemicals—5.2%
Celanese Corp., Series A1	334,250	11,916,013
Mosaic Co. (The)	810,760	59,315,200
Potash Corp. of Saskatchewan, Inc.[1]	110,050	15,967,155

		87,198,368

Utilities—0.9%
Electric Utilities—0.9%
Edison International, Inc.[1]	411,500	15,184,350

Total Common Stocks (Cost $907,765,968)		947,089,945

Preferred Stocks—1.1%
Mylan, Inc., 6.50% Cv., Non-Vtg. (Cost $11,432,750)	15,600	18,557,916

	Principal
	Amount	Value

Mortgage-Backed Obligations—0.1%
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through Certificates, Series 2004-13, Cl. 2A2, 2.868%, 4/1/34[5] (Cost $1,512,055)	$1,766,937	$1,791,669

Convertible Corporate Bonds and Notes—0.4%
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14[4] (Cost $4,611,000)	4,611,000	5,694,585

	Shares

Investment Company—47.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.25%[4,6] (Cost $787,669,229)	787,669,229	787,669,229

Total Investments, at Value (Cost $1,712,991,002)	105.8%	1,760,803,344
Liabilities in Excess of Other Assets	(5.8)	(95,854,803)

Net Assets	100.0%	$1,664,948,541

 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments

*	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying notes.

1.	All or a portion of the security position was segregated by the Fund comprising a total segregated amount of $555,174,076, which represented 587.36% of the market value of securities sold short. See Note 1 of the accompanying Notes.

2.	Restricted security. The aggregate value of restricted securities as of October 29, 2010 was $10,147,500, which represents 0.61% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Appreciation

Bond Street Holdings LLC, Cl. A	11/4/09	$9,900,000	$10,147,500	$247,500

3.	Non-income producing security.

4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 29, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/			Shares/
	Principal Amount	Gross	Gross	Principal Amount
	October 31, 2009	Additions	Reductions	October 29, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	959,381,207	546,050,900	717,762,878	787,669,229
Take-Two Interactive Software, Inc.	7,372,043	—	—	7,372,043
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14	4,611,000	—	—	4,611,000
THQ, Inc.	5,939,700	—	—	5,939,700
Vanda Pharmaceuticals, Inc.	491,410	1,043,668	—	1,535,078

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$787,669,229	$2,021,811
Take-Two Interactive Software, Inc.	78,585,978	—
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14	5,694,585	201,728
THQ, Inc.	23,758,800	—
Vanda Pharmaceuticals, Inc.	11,221,420	—

	$906,930,012	$2,223,539

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Rate shown is the 7-day yield as of October 29, 2010.

	Shares
	Sold Short	Value

Investment Company Security Sold Short—(5.7)%
Standard & Poor’s Depositary Receipts Trust/Standard & Poor’s 500 Exchange Traded Funds, Series 1 (Proceeds $89,648,316)	(797,700)	$(94,519,473)
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 29, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$45,195,234	$—	$—	$45,195,234
Consumer Staples	87,701,894	—	—	87,701,894
Energy	90,982,576	—	—	90,982,576
Financials	92,484,714	10,147,500	—	102,632,214
Health Care	145,520,561	—	—	145,520,561
Industrials	44,901,245	—	—	44,901,245
Information Technology	327,773,503	—	—	327,773,503
Materials	87,198,368	—	—	87,198,368
Utilities	15,184,350	—	—	15,184,350
Preferred Stocks	18,557,916	—	—	18,557,916
Mortgage-Backed Obligations	—	1,791,669	—	1,791,669
Convertible Corporate Bonds and Notes	—	5,694,585	—	5,694,585
Investment Company	787,669,229	—	—	787,669,229

Total Assets	$1,743,169,590	$17,633,754	$—	$1,760,803,344

Liabilities Table
Other Financial Instruments:
Investment Company Security Sold Short	$(94,519,473)	$—	$—	$(94,519,473)

Total Liabilities	$(94,519,473)	$—	$—	$(94,519,473)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES October 29, 20101

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $701,731,278)	$853,873,332
Affiliated companies (cost $1,011,259,724)	906,930,012

1,760,803,344

Cash	1,210,581

Receivables and other assets:
Interest and dividends	932,538
Shares of beneficial interest sold	774,164
Investments sold	513,092
Other	113,189

Total assets	1,764,346,908

Liabilities
Short positions, at value (proceeds of $89,648,316)—see accompanying statement of investments	94,519,473

Payables and other liabilities:
Shares of beneficial interest redeemed	3,616,374
Transfer and shareholder servicing agent fees	356,863
Distribution and service plan fees	353,269
Trustees’ compensation	317,878
Shareholder communications	164,112
Other	70,398

Total liabilities	99,398,367

Net Assets	$1,664,948,541

Composition of Net Assets
Par value of shares of beneficial interest	$649,557

Additional paid-in capital	1,589,633,000

Accumulated net investment loss	(252,429)

Accumulated net realized gain on investments and foreign currency transactions	31,977,228

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	42,941,185

Net Assets	$1,664,948,541

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,229,919,807 and 47,281,185 shares of beneficial interest outstanding)	$26.01
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$27.60

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $91,208,991 and 3,751,092 shares of beneficial interest outstanding)	$24.32

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $247,138,292 and 10,183,982 shares of beneficial interest outstanding)	$24.27

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,236,787 and 1,824,904 shares of beneficial interest outstanding)	$25.34

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $50,444,664 and 1,914,571 shares of beneficial interest outstanding)	$26.35

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS For the Year Ended October 29, 20101

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $215,923)	$14,042,541
Affiliated companies	2,021,811

Interest:
Unaffiliated companies	116,152
Affiliated companies	201,728

Other income	42,533

Total investment income	16,424,765

Expenses
Management fees	14,369,091

Distribution and service plan fees:
Class A	3,199,786
Class B	982,371
Class C	2,594,444
Class N	215,240

Transfer and shareholder servicing agent fees:
Class A	2,945,545
Class B	437,087
Class C	580,897
Class N	135,023
Class Y	79,473

Shareholder communications:
Class A	262,518
Class B	50,583
Class C	54,524
Class N	5,989
Class Y	3,752

Dividends on short sales	924,617

Financing expense from short sales	791,035

Trustees’ compensation	44,095

Custodian fees and expenses	13,835

Other	242,989

Total expenses	27,932,894
Less waivers and reimbursements of expenses	(953,561)

Net expenses	26,979,333

Net Investment Loss	(10,554,568)
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$52,236,133
Foreign currency transactions	843,627
Short positions	(4,306,647)
Swap contracts	(896,762)

Net realized gain	47,876,351

Net change in unrealized appreciation/depreciation on:
Investments	64,161,306
Translation of assets and liabilities denominated in foreign currencies	3,424,490
Short positions	(4,871,157)
Swap contracts	842,884

Net change in unrealized appreciation/depreciation	63,557,523

Net Increase in Net Assets Resulting from Operations	$100,879,306

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended October 31,	2010[1]	2009

Operations
Net investment loss	$(10,554,568)	$(4,541,535)

Net realized gain	47,876,351	33,680,574

Net change in unrealized appreciation/depreciation	63,557,523	130,877,756

Net increase in net assets resulting from operations	100,879,306	160,016,795

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	—	(37,139,643)
Class B	—	(3,281,094)
Class C	—	(5,457,436)
Class N	—	(689,343)
Class Y	—	(692,406)

	—	(47,259,922)

Tax return of capital distribution:
Class A	—	(2,675,865)
Class B	—	(236,399)
Class C	—	(393,202)
Class N	—	(49,666)
Class Y	—	(49,887)

	—	(3,405,019)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	(188,185,801)	202,835,014
Class B	(21,157,794)	11,334,544
Class C	(18,994,964)	100,874,668
Class N	7,455,433	16,514,695
Class Y	9,600,234	15,665,365

	(211,282,892)	347,224,286

Net Assets
Total increase (decrease)	(110,403,586)	456,576,140

Beginning of period	1,775,352,127	1,318,775,987

End of period (including accumulated net investment income (loss) of $(252,429) and $526,990, respectively)	$1,664,948,541	$1,775,352,127

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$24.46	$23.15	$34.21	$30.15	$32.58

Income (loss) from investment operations:
Net investment income (loss)[2]	(.11)	(.03)	.26	.51	.36
Net realized and unrealized gain (loss)	1.66	2.19	(5.63)	5.17	1.67

Total from investment operations	1.55	2.16	(5.37)	5.68	2.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.43)	(.39)	(.24)
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.69)	(1.62)	(4.46)

Net asset value, end of period	$26.01	$24.46	$23.15	$34.21	$30.15

Total Return, at Net Asset Value[3]	6.34%	9.94%	(18.62)%	19.65%	7.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,229,920	$1,340,846	$1,052,971	$1,164,793	$1,146,503

Average net assets (in thousands)	$1,297,058	$1,206,192	$1,166,299	$1,142,058	$1,238,504

Ratios to average net assets:[4]
Net investment income (loss)	(0.44)%	(0.13)%	0.93%	1.61%	1.22%
Total expenses[5]	1.43%	1.48%	1.56%	1.40%	1.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.38%	1.43%	1.52%	1.37%	1.43%

Portfolio turnover rate	58%	117%	135%	51%	66%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	1.48%
Year Ended October 31, 2009	1.53%
Year Ended October 31, 2008	1.60%
Year Ended October 31, 2007	1.43%
Year Ended October 31, 2006	1.43%
See accompanying Notes to Financial Statements.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$23.07	$22.08	$32.82	$28.97	$31.44

Income (loss) from investment operations:
Net investment income (loss)[2]	(.31)	(.23)	.06	.26	.13
Net realized and unrealized gain (loss)	1.56	2.07	(5.39)	4.97	1.62

Total from investment operations	1.25	1.84	(5.33)	5.23	1.75

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.15)	(.15)	—
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.41)	(1.38)	(4.22)

Net asset value, end of period	$24.32	$23.07	$22.08	$32.82	$28.97

Total Return, at Net Asset Value[3]	5.42%	8.93%	(19.23)%	18.74%	6.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91,209	$107,366	$90,923	$136,745	$159,147

Average net assets (in thousands)	$98,421	$97,044	$113,810	$146,748	$178,815

Ratios to average net assets:[4]
Net investment income (loss)	(1.34)%	(1.04)%	0.21%	0.84%	0.47%
Total expenses[5]	2.43%	2.49%	2.31%	2.17%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.29%	2.34%	2.27%	2.14%	2.18%

Portfolio turnover rate	58%	117%	135%	51%	66%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	2.48%
Year Ended October 31, 2009	2.54%
Year Ended October 31, 2008	2.35%
Year Ended October 31, 2007	2.20%
Year Ended October 31, 2006	2.18%
See accompanying Notes to Financial Statements.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class C Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$22.99	$21.98	$32.73	$28.91	$31.38

Income (loss) from investment operations:
Net investment income (loss)[2]	(.28)	(.20)	.04	.26	.13
Net realized and unrealized gain (loss)	1.56	2.06	(5.35)	4.96	1.62

Total from investment operations	1.28	1.86	(5.31)	5.22	1.75

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.18)	(.17)	—
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.44)	(1.40)	(4.22)

Net asset value, end of period	$24.27	$22.99	$21.98	$32.73	$28.91

Total Return, at Net Asset Value[3]	5.57%	9.07%	(19.21)%	18.73%	6.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$247,138	$253,051	$138,331	$140,022	$141,981

Average net assets (in thousands)	$259,581	$194,014	$139,228	$139,758	$154,404

Ratios to average net assets:[4]
Net investment income (loss)	(1.20)%	(0.93)%	0.15%	0.85%	0.47%
Total expenses[5]	2.18%	2.24%	2.32%	2.16%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	2.19%	2.28%	2.13%	2.18%

Portfolio turnover rate	58%	117%	135%	51%	66%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	2.23%
Year Ended October 31, 2009	2.29%
Year Ended October 31, 2008	2.36%
Year Ended October 31, 2007	2.19%
Year Ended October 31, 2006	2.18%
See accompanying Notes to Financial Statements.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class N Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$23.91	$22.72	$33.68	$29.68	$32.12

Income (loss) from investment operations:
Net investment income (loss)[2]	(.19)	(.12)	.17	.40	.25
Net realized and unrealized gain (loss)	1.62	2.16	(5.54)	5.10	1.66

Total from investment operations	1.43	2.04	(5.37)	5.50	1.91

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.33)	(.27)	(.13)
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.59)	(1.50)	(4.35)

Net asset value, end of period	$25.34	$23.91	$22.72	$33.68	$29.68

Total Return, at Net Asset Value[3]	5.98%	9.58%	(18.89)%	19.26%	6.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,237	$36,363	$17,858	$22,007	$21,431

Average net assets (in thousands)	$43,184	$25,939	$20,349	$21,086	$24,755

Ratios to average net assets:[4]
Net investment income (loss)	(0.79)%	(0.52)%	0.62%	1.28%	0.87%
Total expenses[5]	1.77%	1.83%	1.90%	1.73%	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.71%	1.77%	1.84%	1.70%	1.77%

Portfolio turnover rate	58%	117%	135%	51%	66%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	1.82%
Year Ended October 31, 2009	1.88%
Year Ended October 31, 2008	1.94%
Year Ended October 31, 2007	1.76%
Year Ended October 31, 2006	1.77%
See accompanying Notes to Financial Statements.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class Y Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$24.70	$23.30	$34.39	$30.28	$32.70

Income (loss) from investment operations:
Net investment income (loss)[2]	(.04)	.02	.30	.56	.41
Net realized and unrealized gain (loss)	1.69	2.23	(5.65)	5.20	1.69

Total from investment operations	1.65	2.25	(5.35)	5.76	2.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(3.48)	(.42)	(.30)
Distributions from net realized gain	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	—	(.85)	(5.74)	(1.65)	(4.52)

Net asset value, end of period	$26.35	$24.70	$23.30	$34.39	$30.28

Total Return, at Net Asset Value[3]	6.68%	10.27%	(18.45)%	19.85%	7.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,445	$37,726	$18,693	$14,784	$17,806

Average net assets (in thousands)	$50,667	$32,544	$17,505	$15,189	$23,687

Ratios to average net assets:[4]
Net investment income (loss)	(0.14)%	0.10%	1.08%	1.77%	1.39%
Total expenses[5]	1.11%	1.18%	1.35%	1.25%	1.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.06%	1.13%	1.31%	1.21%	1.23%

Portfolio turnover rate	58%	117%	135%	51%	66%

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	1.16%
Year Ended October 31, 2009	1.23%
Year Ended October 31, 2008	1.39%
Year Ended October 31, 2007	1.28%
Year Ended October 31, 2006	1.24%
See accompanying Notes to Financial Statements.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Quest Opportunity Value Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Fiscal Year End. Since October 29, 2010 represents the last day during the Fund’s fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required, however, during the year ended October 29, 2010, the Fund paid federal excise tax of $47. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$—	$32,203,140	$169,405	$42,947,533

1.	The Fund had $169,405 of straddle losses which were deferred.

2.	During the fiscal year ended October 29, 2010, the Fund did not utilize any capital loss carryforward.

3.	During the fiscal year ended October 31, 2009, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Accordingly, the following amounts have been reclassified for October 29, 2010. Net assets of the Fund were unaffected by the reclassifications.

	Reduction	Reduction
	to Accumulated	to Accumulated
Increase to	Net Investment	Net Realized Gain
Paid-in Capital	Loss	on Investments[4]

$2,495,067	$9,775,149	$12,270,216

4.	$5,498,433, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.
The tax character of distributions paid during the years ended October 29, 2010 and October 31, 2009 was as follows:

	Year Ended	Year Ended
	October 29, 2010	October 31, 2009

Distributions paid from:
Long-term capital gain	$—	$47,259,922
Return of capital	—	3,405,019

Total	$—	$50,664,941

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,712,984,654
Federal tax cost of other investments	(89,648,316)

Total federal tax cost	$1,623,336,338

Gross unrealized appreciation	$159,697,149
Gross unrealized depreciation	(116,749,616)

Net unrealized appreciation	$42,947,533

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended October 29, 2010,
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$11,038
Payments Made to Retired Trustees	25,657
Accumulated Liability as of October 29, 2010	250,841
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended October 29, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	7,476,605	$187,300,668	23,033,501	$523,254,303
Dividends and/or distributions reinvested	—	—	1,781,870	37,472,511
Redeemed	(15,007,941)	(375,486,469)	(15,483,088)	(357,891,800)

Net increase (decrease)	(7,531,336)	$(188,185,801)	9,332,283	$202,835,014

Class B
Sold	792,166	$18,654,401	2,191,634	$47,246,180
Dividends and/or distributions reinvested	—	—	170,972	3,417,734
Redeemed	(1,694,268)	(39,812,195)	(1,826,791)	(39,329,370)

Net increase (decrease)	(902,102)	$(21,157,794)	535,815	$11,334,544

Class C
Sold	2,415,024	$56,790,606	6,565,531	$141,453,239
Dividends and/or distributions reinvested	—	—	262,839	5,227,877
Redeemed	(3,236,652)	(75,785,570)	(2,117,167)	(45,806,448)

Net increase (decrease)	(821,628)	$(18,994,964)	4,711,203	$100,874,668

 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Year Ended October 29, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class N
Sold	925,101	$22,613,260	1,165,657	$26,317,259
Dividends and/or distributions reinvested	—	—	35,102	723,452
Redeemed	(621,312)	(15,157,827)	(465,551)	(10,526,016)

Net increase	303,789	$7,455,433	735,208	$16,514,695

Class Y
Sold	1,761,695	$44,544,714	1,368,332	$31,308,819
Dividends and/or distributions reinvested	—	—	34,930	739,822
Redeemed	(1,374,651)	(34,944,480)	(677,949)	(16,383,276)

Net increase	387,044	$9,600,234	725,313	$15,665,365

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended October 29, 2010, were as follows:

	Purchases	Sales

Investment securities	$637,211,382	$506,659,791
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $1.0 billion	0.85%
Next $500 million	0.80
Next $500 million	0.75
Next $500 million	0.70
Next $500 million	0.65
Next $500 million	0.60
Next $500 million	0.55
Over $4.0 billion	0.50
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 29, 2010, the Fund paid $4,079,648 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class C	$10,877,197
Class N	993,458
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

October 29, 2010	$451,865	$1,974	$180,114	$58,321	$2,689
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended October 29, 2010, the Manager waived fees and/or reimbursed the Fund $860,759 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended October 29, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$92,109
Class N	693
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction.

Credit Related Contingent Features. The Fund’s agreements with derivative counter-parties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not
Accounted for as	Foreign currency
Hedging Instruments	transactions	Swap contracts	Total

Credit contracts	$—	$(896,762)	$(896,762)
Foreign exchange contracts	115,196	—	115,196

Total	$115,196	$(896,762)	$(781,566)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
	Translation of
Derivatives Not	assets and liabilities
Accounted for as	denominated in
Hedging Instruments	foreign currencies	Swap contracts	Total

Credit contracts	$—	$842,884	$842,884
Foreign exchange contracts	(3,596)	—	(3,596)

Total	$(3,596)	$842,884	$839,288

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     During the year ended October 29, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy of $293,321.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
     As of October 29, 2010, the Fund held no outstanding forward contracts.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely,
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.
     For the year ended October 29, 2010, the Fund had average notional amounts of $769,231 on credit default swaps to buy protection.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk. As of October 29, 2010, the Fund had no such credit default swaps outstanding.
6. Restricted Securities
As of October 29, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     In March 2010, what is claimed to be a derivative action on behalf of the Trust was filed in federal district court against the Distributor and several of the Trust’s current and retired Trustees. The suit alleges that asset-based payments made under the Fund’s 12b-1 Plans or by the Distributor to broker dealers with respect to shares of the Trust (including shares of the Fund) held in accounts of the broker-dealers for their customers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Trust’s Trustees, other equitable relief and an award of attorneys’ fees and litigation expenses.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Oppenheimer Quest Opportunity Value Fund

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Website
www.oppenheimerfunds.com

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Investment Adviser
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)

Custodian Bank
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Printed on recycled paper

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PX0236.001.0211
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Oppenheimer
Small- & Mid- Cap Value Fund
A series of Oppenheimer Quest for Value Funds
NYSE Ticker Symbols
Class A	QVSCX
Class B	QSCBX
Class C	QSCCX
Class N	QSCNX
Class Y	QSCYX
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A series of Oppenheimer Quest for Value Funds
February 28, 2011

Statement of Additional Information

This document contains additional information about the Fund and supplements information in the Fund's prospectus dated February 28, 2011 (the "Prospectus").
This Statement of Additional Information ("SAI") is not a Prospectus.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's transfer agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the transfer agent at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

Oppenheimer Small- & Mid- Cap Value Fund
6803 South Tucson Way, Centennial, Colorado 80112-3924 1.800.CALL OPP (225.5677)

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To Summary Prospectus

Additional Information About the Fund's Investment Policies and Risks

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The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.

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The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer. In the case of foreign securities, the Manager may also consider the conditions of a particular country's economy in relation to the U.S. economy or other foreign economies, general political conditions on a country or region, the effect of taxes, the efficiencies and costs of particular markets and other factors when ev aluating the securities of issuers in a particular country.

The Fund's Main Investment Policies

Investments in Equity Securities. The Fund emphasizes investments in equity securities of small- and mid- cap companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments primarily include stocks of companies having a market capitalization up to $13 billion that includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund has no fixed ratio for small-cap and mid-cap stocks in its portfolio, and while its focus is on stocks of U.S. companies, it may invest in stocks of small- and mid-cap foreign issuers as well. The Fund can purchase securities of issuers having a larger market capitalization. The Fund is not required to sell securities of an issuer it holds if the issuer 's capitalization exceeds $13 billion.

Current income is not a criterion used to select equity securities, as the Fund does not seek income as part of its goal. However, certain debt securities can be selected for the Fund's portfolio for liquidity needs or for defensive purposes (including debt securities that the Manager believes might offer some opportunities for capital appreciation when stocks are disfavored).

At times, in the Manager's view, the market may favor or disfavor securities of issuers of a particular capitalization range. Therefore, the Fund may change the proportion of its equity investments in securities of different capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective.

Securities of newer, small- and mid-cap companies might offer greater opportunities for capital appreciation than securities of larger, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small- and mid- capitalization issuers may be subject to greater price volatility in general than securities of large-cap companies. Therefore, to the degree that the Fund has investments in smaller and mid- size capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger-capitalization issuers.

Value Investing. A value investing approach seeks stocks and other equity securities that appear to be temporarily undervalued by various measures such as price/earnings ratios. Value investing looks for securities with low prices in relation to their real worth or future prospects in the hope that the prices will rise when other investors realize the intrinsic value of the securities.

Value investing uses research into an issuer's underlying financial condition and prospects to identify potential investments. Some of the criteria that may be used are:

  Price/earnings ratio, which is a stock's price divided by its earnings (or its long-term earnings potential) per share. A stock that has a price/earnings ratio lower than its historical range, or lower than the market as a whole or than similar companies, may offer an attractive investment opportunity.
  Price/book value ratio, which is the stock price divided by the book value per share of the company.
  Dividend yield, which is measured by dividing the annual dividend by the stock price per share.
  Asset valuation, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace, their liquidation value and their intellectual property value.

Preferred Stock. Preferred stock are equity securities that have a dividend rate payable from the company's earnings. Their stated dividend rate causes preferred stock to have some characteristics of debt securities. If interest rates rise, the fixed dividend on preferred stock may be less attractive and the price of those securities will likely decline. If interest rates fall their price will likely increase.

Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require that all, or a portion of, any unpaid dividends must be paid before the issuer can pay dividends on its common stock. "Participating" preferred stock may be entitled to a larger dividend than the stated dividend in certain cases. "Auction rate" preferred stock has a dividend rate that is set by a Dutch auction process.

Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates fall.

Preferred stock do not constitute a liability of the issuer and therefore do not offer the same degree of capital protection or assured income as debt securities. Preferred stock generally rank ahead of common stock and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.

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Convertible Securities. Convertible securities are debt securities or preferred stocks that are convertible into the issuer's common stock or other equity securities. While many convertible securities are considered to be mainly debt securities, certain convertible securities are regarded more as "equity equivalents" because of their conversion feature. The market value of a convertible security reflects both its "investment value," which is its expected income potential, and its "conversion value," which is its anticipated market value if it were converted. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If its conversion value exceeds its investment value, the security will generally behave more like an equity security. In that ca se its price will tend to fluctuate with the price of the underlying common stock or other security.

Convertible debt securities, like other debt securities, are subject to credit risk and interest rate risk. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of an issuer's bankruptcy or liquidation.

For convertible securities that are considered to be "equity equivalents," their credit quality generally has less impact on the security's value than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager may consider a number of factors, including:

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  whether the convertible security can be exchanged for a fixed number of shares of common stock of the issuer or is subject to a "cap" or a conversion formula or other type of limit;
  whether the convertible security can be exchanged at a time determined by the investor rather than by the issuer;
  whether the issuer of the convertible securities has restated its earnings per share on a fully diluted basis (that is, as if all of the issuer's convertible securities were converted into common stock); and
  the extent to which the convertible security may participate in any appreciation in the price of the issuer's common stock.

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Debt Securities. Although the Fund invests mainly in equity securities, it can also invest in bonds, debentures and other debt securities. It is not anticipated that a significant amount of the Fund's assets will be invested in debt securities. In general, debt securities are subject to the following risks:

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  Credit Risk. Credit risk is the risk that the issuer of a security might not make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. A downgrade in an issuer's credit rating or other adverse credit information about an issuer can reduce the market value of the issuer's securities.
  Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets.

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  Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, the issuer will repay the security prior to the security's expected maturity, or with respect to certain fixed-income securities, that borrowers will prepay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the security's expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause it to lose a portion of its principal investment represented by the premium. The im pact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and prepayment assumptions about those investments.

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  Extension Risk. If interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Those securities generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to fall sharply.

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  Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.

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Special Risks of Lower-Grade Securities. The Fund can invest up to 5% of its total assets in lower-grade securities. Lower-grade securities (commonly known as "junk bonds") are rated less than "BBB" by Standard & Poor's Rating Services ("Standard & Poor's") or less than "Baa" by Moody's Investors Service, Inc. ("Moody's"), or have a comparable rating from another rating organization. If unrated, a security is considered to be below investment-grade if the Manager deems it to be of comparable quality to securities rated less than investment-grade. The Fund does not intend to invest in securities that are in default.

High-yield, lower-grade securities, whether rated or unrated, often have speculative characteristics and special risks that make them riskier investments than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency.

These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities. However, the Fund's limitations on investments in these types of securities may reduce some of the risk, as will the Fund's policy of diversifying its investments.

U.S. Government Securities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government and are subject to relatively little credit risk. Obligations of U.S. Government agencies or instrumentalities (including mortgage-backed securities) may be guaranteed or supported by the "full faith and credit" of the United States or may be backed by the right of the issuer to borrow from the U.S. Treasury or by the discretionary authority of the U.S. Government to purchase the agencies' obligations. Others are supported only by the credit of the instrumentality. "Full faith and credit" means that the taxing power of the U.S. Government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment.

Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. Government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

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Bank Obligations. Bank obligations include time deposits, certificates of deposit, bankers' acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.

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Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. Time deposits may be subject to withdrawal notices and penalties.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

Bank obligations may have a limited market and may be deemed "illiquid" unless the obligation, including principal amount plus accrued interest, is payable within seven days after demand. Time deposits that are subject to withdrawal notices and penalties, other than those maturing in seven days or less, are also considered illiquid investments.

Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of Standard & Poor's and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's.

The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

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Variable Amount Master Demand Notes. Master demand notes are direct arrangements of obligations, between a lender and a corporate borrower, that permit the investment of fluctuating amounts of money at varying rates of interest. They permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount it lends under the note at any time, up to the full amount provided by the note agreement. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

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These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payments on demand. The Manager will consider the earning power, cash flow and other liquidity ratios of an issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments in illiquid securities.

The Fund does not currently intend to invest more than 5% of its total assets in variable amount master demand notes. The Fund has no limitations on the type of issuer from whom these notes will be purchased.

Foreign Securities. Foreign securities include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by foreign governmental or by supra-national entities. They may also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Securities denominated in foreign currencies issued by U.S. companies may also be considered to be "foreign securities." Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets may not be considered "foreign securities" because they are not subject to man y of the special considerations and risks that apply to foreign securities held and traded abroad. Foreign securities may be traded on foreign securities exchanges or in foreign over-the-counter markets.

Investing in foreign securities offers potential benefits that are not available from investing only in the securities of U.S. issuers. Those benefits include the opportunity to invest in a wider range of issuers, in countries with economic policies or business cycles that differ from those in the U.S. and in markets that often do not move parallel to U.S. markets. Because of these features, foreign investments may reduce portfolio volatility.

The percentage of assets allocated to foreign securities may vary over time depending on a number of factors including the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of foreign financial markets, the interest rate climate in particular foreign countries, and the relationship of foreign currencies to the U.S. dollar. The Manager may analyze fundamental economic criteria, for example: relative inflation levels and trends, growth rate forecasts, balance of payments status, interest rates, market conditions, currency values, trade barriers, social and political factors, and economic policies.

The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

Foreign Debt Securities.  Foreign debt securities include securities issued by foreign governments and companies as well as by "supra-national" entities or their agencies or instrumentalities. Investment in the debt securities of a foreign government or its agencies and instrumentalities ("foreign sovereign debt") may involve a high degree of risk. Foreign sovereign debt obligations may or may not be supported by the full faith and credit of the foreign government. Because of political or economic constraints, the government entity that issued the debt security may not be willing or able to pay interest or repay principle when due. In such a situation, it may request rescheduling the debt or extending further loans to the entity. If a foreign government entity defaults on a debt obligation, there may be few or no legal remedies available for collecting the amounts due.

Risks of Foreign Investing. Investments in foreign securities present special risks and considerations not usually associated with investments in U.S. securities. Those may include:

  a lack of public information about foreign issuers;
  lower trading volume and less liquidity in foreign securities markets than in U.S. markets;
  greater price volatility in foreign markets than in U.S. markets;
  less government regulation of foreign issuers, exchanges and brokers than in the U.S.;
  a lack of uniform accounting, auditing and financial reporting standards in foreign countries compared to those applicable to U.S. issuers;
  fluctuations in the value of foreign investments due to changes in currency rates;
  the expense of currency exchange transactions;
  greater difficulties in pricing securities in foreign markets;
  foreign government restrictions on investments by U.S. and other non-local entities;
  higher brokerage commission rates than in the U.S.;
  increased risks of delays in clearance and settlement of portfolio transactions;
  unfavorable differences between the U.S. economy and some foreign economies;
  greater difficulty in commencing and pursuing lawsuits or other legal remedies;
  less regulation of foreign banks and securities depositories;
  increased risks of loss of certificates for portfolio securities;
  government restrictions on the repatriation of profits or capital or other currency control regulations;
  the possibility in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
  the reduction of income by foreign taxes.

Foreign securities are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those securities. Generally, when the U.S. dollar increases in value against a foreign currency, a security denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency is worth more in U.S. dollars.

In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.

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       Special Risks of Developing and Emerging Markets. Emerging and developing markets may offer special opportunities for investing but also have greater risks than more mature foreign markets. Emerging and developing market countries may be subject to greater political, social and economic instability; have high inflation rates; experience unfavorable diplomatic developments; have less liquid securities markets with greater price volatility; have additional delays in the settlement of securities transactions; impose exchange controls; impose differential taxes on foreign investors; have a higher possibility of confiscatory taxes or the expropriation of assets; impose restrictions on direct investments or investments in issuers in particular industries; and lack developed legal or regulatory systems.

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The Manager will consider these factors when evaluating securities in these markets. The Fund currently limits these investments to not more than 5% of its total assets.

Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies ("PFICs") are those foreign corporations which generate primarily "passive" income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a fiscal year is passive income or if 50% or more of its assets are assets that produce, or are held to produce, passive income.

Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Foreign mutual funds investments may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment but are subject to limits under the Investment Company Act of 1940, as amended (the "Investment Company Act").

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Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Although every effort is made to ensure compliance with federal tax reporting requirements for these investments, foreign corporations that are PFICs for federal tax purposes may not always be recognized as such.

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In addition to bearing their proportionate share of a fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other Investment Companies."

Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year.

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Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

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Other Investments and Investment Strategies

Investing in Small, Unseasoned Companies. These are companies that have typically been in operation for less than three years, including the operations of any predecessors. Because small, unseasoned companies may be less secure financially, they may rely on borrowing to a greater extent. In that case, they may be more susceptible to adverse changes in interest rates than larger, more established companies. Small, unseasoned companies may also offer fewer products and rely on fewer key personnel. Market or economic developments may have a significant impact on these companies and on the value of their securities. These companies may have a limited trading market and the prices of their securities may be volatile, which could make them difficult to sell in a short period of time at a reasonable price. If other investors that own the security are trading it at the same time, it may have a more significant effect on the security's price than that trading activity would have on the security price of a larger company. These securities may be considered speculative and could increase overall portfolio risks.

Investing in Special Situations. At times, the Fund may seek to benefit from what the portfolio manager considers to be "special situations," such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.

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When-Issued and Delayed-Delivery Transactions. "When-issued" and "delayed-delivery" are terms that refer to securities whose documentation are available, and for which a market exists, but which are not available for immediate delivery to a purchaser. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction with payment and delivery of the security made at a later date. During the period between purchase and settlement, the buyer makes no payment to the issuer (or seller) of the security and no interest accrues to the buyer from the investment. Purchases on that basis are made when it is anticipated that the price at the time of the transaction is lower than the price will be at the time of delivery.

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The securities are subject to change in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the purchase price. If the value of the security declines below the purchase price, the transaction may lose money.

The buyer relies on the other party to complete the when-issued or delayed-delivery transactions. The buyer will bear the risk that a security purchased on a when-issued or delayed-delivery basis may not be issued or may not be delivered as agreed. A failure to do so may cause the loss of an opportunity to obtain the security at an advantageous price or yield.

When-issued and delayed-delivery transactions can be used as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, if rising interest rates or falling prices are anticipated, a portfolio security may be sold on a delayed-delivery basis to attempt to limit exposure to those occurrences. In periods of falling interest rates and rising prices, a purchase of securities on a when-issued or delayed-delivery basis may be used to obtain the benefit of currently higher cash yields.

The Fund engages in when-issued and delayed-delivery transactions for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If it chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to receive delivery, it may incur a gain or loss.

At the time of the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, the Fund records the transaction on its books and reflects the value of the security purchased in determining its net asset value. It also identifies liquid assets on its books at least equal to the amount of the purchase commitment until it pays for the investment. In a sale transaction, it records the proceeds to be received.

The Fund will not enter into when-issued commitments if more than 15% of the Fund's net assets would be committed under these transactions.

Rights and Warrants. Rights and warrants may be purchased directly or may be acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than the price of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

The Fund can invest up to 5% of its total assets in rights and warrants.

Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Vendors must meet credit requirements set by the Manager from time to time.

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The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

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Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. Government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

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Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements.  A reverse repurchase agreement is the sale of an underlying debt obligation and the simultaneous agreement to repurchase it at an agreed-upon price and date. These transactions involve the risk that the market value of the securities sold under a reverse repurchase agreement could decline below the cost of the obligation to repurchase them. The Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

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Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the Manager determines the liquidity of portfolio investments. The Manager monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days.

Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the securities might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.

Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.

Loan Participation Interests. The Fund may invest in loan participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

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Loans of Portfolio Securities. Securities lending pursuant to a Securities Lending Agency Agreement (the "Securities Lending Agreement") with Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending ("Goldman Sachs"), may be used to attempt to increase income. Loans of portfolio securities must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of any loans must also meet applicable tests under the Internal Revenue Code.

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There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Manager, in its capacit y as the Fund's collateral administrator, may invest that cash in certain high quality, short-term investments, including in money market funds advised by the Manager. The Fund will be subject to its proportional share of the expenses of such money market funds, including the advisory fee payable to the Manager or its affiliate as adviser to such funds. The Manager may charge a collateral administration fee of 0.08% on the value of cash collateral invested in other securities. All of the Fund's collateral investments must comply with its securities lending procedures. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

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The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Manager determines would have a material effect on the Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or the Fund on 30 days' written notice.

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The Fund limits loans of portfolio securities to not more than 25% of its net assets.

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Borrowing and Leverage. The Fund has the ability to borrow money, to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from the Act that applies to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (for other than emergency purposes) and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing, except that it may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

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When the Fund borrows, it segregates or identifies securities on its books equal to 300% of the amount borrowed to cover its obligation to repay the loan. If the value of the Fund's assets fail to meet this 300% asset coverage requirement, it will reduce its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as "leverage." If the Fund does borrow, its expenses may be greater than comparable funds that do not borrow. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

Derivatives and Hedging. Derivative instruments may be used for liquidity, to seek income or for hedging purposes. Some of the types of derivative instruments and hedging strategies the Fund may use are:

  futures contracts;
  puts;
  covered calls; and
  options

Although the Fund can use hedging instruments, it is not obligated to use them in seeking its objective. It does not currently contemplate using them to any significant degree. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:

  sell futures contracts,
  buy puts on such futures or on securities, or
  write covered calls on securities or futures.

The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so, the Fund could:

  buy futures, or
  buy calls on such futures or on securities.

The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

Futures. The Fund can buy and sell futures contracts that relate to (1) broadly-based stock indices ("stock index futures"), (2) foreign currencies ("forward contracts"), (3) an individual stock ("single stock futures"), or (4) commodities ("commodity futures").

No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

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Stock Index Futures. A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. The buyer or seller of a stock index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index's value in response to the changes in the relative values of the underlying stocks that are included in the index over the term of the contract. A stock index cannot be purchased or sold directly.

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Forward Contracts. Forward contracts are foreign currency exchange contracts that are used to buy or sell foreign currency for future delivery at a fixed price. They are discussed below in the section "Buying and Selling Options on Foreign Currencies."

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Single Stock Futures. A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security of an issuer to settle the futures transaction. Either party may also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, and contracts are typically not transferable between the exchanges.

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Commodity Futures. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which include gold, platinum and silver. The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

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Put and Call Options.  Put options (sometimes referred to as "puts") give the holder the right to sell an asset for an agreed-upon price. Call options (sometimes referred to as "calls") give the holder the right to buy an asset at an agreed-upon price.

The Fund can buy and sell exchange-traded and over-the-counter put and call options, including options on broadly-based indices, securities, foreign currencies and stock index futures. The Trustees have adopted a non-fundamental policy that the Fund may write covered call options or write covered put options with respect to not more than 25% of the value of its net assets. Similarly, the Fund may purchase call or put options only if, after the purchase, the value of all call and put options held by the Fund will not exceed 50% of the Fund's total assets.

Selling Covered Call Options.   If the Fund sells ("writes") a call option, it must be "covered." That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised.

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A call option on a security is an agreement by the seller to sell an underlying security to the call purchaser at a fixed price (the "exercise price") regardless of changes in the market price of that security during a call period. Call options are sold for a cash payment (a premium). The exercise price is usually higher than the price of the security at the time the call is sold. The seller bears the risk that the price of the underlying security may increase during the call period, requiring it to sell the security for less than the market value at the time. That risk may be offset to some extent by the premium the seller receives. If the market value of the security does not rise above the exercise price during the call period, the call generally will not be exercised. In that case the seller realizes a profit from the cash premium it received. Any such profits earned by the Fund are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed to shareholders.

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A call on a securities index is also sold for a cash premium. If the buyer exercises an index call option, the seller is required to pay an amount equal to the difference between the market value of the index and the exercise price, multiplied by a specified factor. If the value of the underlying index does not rise above the call price, it is unlikely that the call will be exercised. In that case the seller would keep the cash premium without being obligated to make any payments to the purchaser of the call.

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The Fund's custodian bank, or a securities depository acting for the custodian bank, may act through the Options Clearing Corporation as the escrow agent for securities that are subject to a call option the Fund has sold. The Options Clearing Corporation will only release those securities when the call option expires or when the Fund enters into a closing transaction. No margin is required for those transactions.

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When the Fund sells an over-the-counter ("OTC") call option, it will typically enter into an arrangement with a securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the amount that the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

To terminate its obligation on an OTC call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction." If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised. The Fund will realize a profit or loss, depending upon whether the premium received on the call is more or less than the amount of the option transaction costs and the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain both the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed by the Fund.

A call on a futures contract may be sold without owning the futures contract or securities deliverable under the contract. To do so, at the time the call must be covered by identifying an equivalent dollar amount of liquid assets. If the value of the segregated assets drops below 100% of the current value of the future, additional liquid assets must be identified. Because of this requirement, in no circumstances would an exercise notice as to that future require delivery on a futures contract. It would simply create a short futures position, which is permitted by applicable hedging policies.

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Selling Put Options. A put option on a security or a securities index gives the purchaser the right, during the option period, to sell the underlying investment to the seller at the exercise price. When selling (writing) a put option on a security, the option must be covered by the Fund by identifying liquid assets with a value equal to or greater than the exercise price of the put option, to secure the obligation. In this case the Fund forgoes the opportunity to invest, sell or write calls against the identified assets.

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The seller of a put is obligated to buy the underlying investment at the exercise price even if the market value of the investment falls below that price. If the price of the underlying investment remains higher than the exercise price, it is unlikely that a put option would be exercised. If a put option is not exercised, the seller would realize a gain of the amount of the premium received less the transaction costs incurred. If the put is exercised, the exercise price will usually exceed the market value of the underlying investment at that time. In that case, the seller could incur a loss. If the underlying investment is resold at that time, the loss would be equal to the exercise price and any transaction costs minus the amount of the premium received and the amount the seller received from the resale of the underlying investment. Settlement of a put on an index is in cash rather tha n by delivery of the underlying investment. Any profits earned by the Fund from writing put options are considered short-term capital gains for federal tax purposes, and are taxable as ordinary income when distributed to shareholders.

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Purchasing Put Options . A put on a security or securities index may be purchased by the Fund to attempt to protect against a decline (below the exercise price) in the value of the underlying investment. The purchaser pays a premium for the right to sell the underlying investment at a fixed exercise price during the put period. If the market price of the underlying investment remains above or equal to the exercise price, the put will generally not be exercised or resold and will become worthless on the expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realized any benefit from the right to sell the underlying investment. If the purchaser resells a put prior to its expiration date, it may or may not realize a profit on that sale.

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A put may also be purchased on an investment the buyer does not own. That would permit the purchaser to resell the put or to buy the underlying investment and sell it at the exercise price. If the market price of the underlying investment remains above or equal to the exercise price, the put would generally not be exercised and would become worthless on its expiration date.

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Settlement of a put on a securities index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on the changes to the prices of the securities that make up the index.

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Purchasing Call Options . A call option may be purchased by the Fund to seek to benefit from an anticipated rise in a particular security or in a securities index. The purchaser pays a premium for a call option. The purchaser then has the right to buy the underlying investment during the call period at a fixed exercise price. The purchaser benefits only if, during the call period, the market price of the underlying investment rises above the total amount of the call price plus the transaction costs and the premium paid for the call or if the call option is resold at a profit. If the purchaser does not exercise the call option or resell it (whether or not at a profit), the option becomes worthless on its expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realized any gain on the transaction.

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Settlement of a call on an index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on changes to the prices of the securities that make up the index.

Buying and Selling Options on Foreign Currencies. Put and call options on foreign currencies include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or that are quoted by major recognized dealers in such options.

If the value of a foreign currency rises against the U.S. dollar, the cost of securities denominated in that currency increases. The increased cost of those securities may be partially offset by purchasing calls or selling puts on the foreign currency. If the value of a foreign currency against the U.S. dollar falls, the dollar value of portfolio securities denominated in that currency would decline. That decline might be partially offset by selling calls or purchasing puts on the foreign currency. If the currency rate fluctuates in an adverse direction from the option position, however, the option premium payments and transaction costs would have been incurred without a corresponding benefit.

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A call on a foreign currency could be sold to provide a hedge against a decline in the U.S. dollar value of a security denominated in that currency or in a different currency (known as a "crosshedging" strategy).  A call on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration upon conversion or exchange of other foreign currency held in its portfolio. The Fund may also cover the option by maintaining identified cash, U.S. Government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option.

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Foreign Currency Forward Contracts. Foreign currency futures contracts are known as "forward contracts." They are used to buy or sell foreign currency for future delivery at a fixed price.  They are used to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

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Forward Contract Strategies. Under a forward contract, the Fund agrees to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. The costs of engaging in forward contracts varies depending on factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.

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A forward contract might be used to provide for the purchase or sale of the amount of foreign currency involved in the purchase or sale of a security denominated in a foreign currency, or for dividend or interest payments that may be received in a foreign currency. This is called a "transaction hedge." The transaction hedge will protect against a loss from an adverse change in the currency exchange rates during the period between the date on which a security is purchased or sold or on which a payment is declared, and the date on which the payments are made or received. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities, but it does fix a rate of exchange in advance.

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If it is anticipated that a foreign currency might suffer a substantial decline against the U.S. dollar, forward contracts to sell the foreign currency could be used to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." To try to protect against a substantial decline of the U.S. dollar against a foreign currency, a forward contract to buy that foreign currency for a fixed dollar amount could be used. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Fund believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated.

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In some cases, at or before the maturity of a forward contract, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver, the Fund might have to sell some of the foreign currency on the spot market. There would be additional transaction costs for the spot market transactions in those cases.

Alternatively, the contractual obligation to deliver the currency may be offset by purchasing a second contract to obtain, on the same maturity date, the same amount of the currency as the currency obligation. Similarly, a forward contract purchase obligation may be closed out by entering into a second contract to sell the same amount of the same currency on the maturity date of the first contract. The gain or loss would be realized as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

Forward Contract Limitations. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or another currency that is the subject of the hedge). However, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. As one alternative, the Fund could purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund could purchase a put option permittin g the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. The Fund could also cover its short positions by identifying assets on its books equal to the aggregate amount of the Fund's commitment under forward contracts or the excess amount of those obligations.

Forward Contract Risks. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date a forward contract is entered into and the date it is sold. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing losses on those contracts and additional transaction costs. The use of forward contracts might reduce performance if there are unanticipated changes in currency prices.

Forward Contract Costs. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Foreign exchange dealers do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency at one rate, while offering a lower rate for purchasing that currency. Because these contracts are not traded on an exchange, the credit and performance risk of the counterparty must also be evaluated.

Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. The Fund's option activities may affect its costs.

The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instr uments are based.

The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, in creased participation by speculators in the futures market may cause temporary price distortions.

The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

Regulatory Aspects of Derivatives and Hedging Instruments. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon by claiming an exclusion from regulation as a commodity pool operator under the Commodity Exchange Act.

Options transactions are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were purchased, sold or held through one or more different exchanges or are held in one or more accounts or through one or more brokers. Thus, the number of options that can be sold by an investment company advised by the Manager may be affected by options written or held by other investment companies advised by the Manager or affiliated entities. The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Under SEC staff interpretations regarding applicable provisions of the Investment Company Act, when a registered investment company purchases a future, it must identify cash or other liquid assets at its custodian bank in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

Tax Aspects of Certain Derivatives and Hedging Instruments. Futures contracts, non-equity options and certain foreign currency exchange contracts are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed purs uant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this mark-to-market treatment.

Certain forward contracts may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized on those positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

  gains or losses attributable to fluctuations in exchange rates that occur between the time interest or other receivables are accrued or expenses or other liabilities denominated in a foreign currency are accrued and the time the Fund actually collects such receivables or pays such liabilities, and gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of investment income available for distribution to its shareholders.

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Asset Coverage for Certain Investments and Trading Practices. Typically, the Fund's investments in equity and fixed-income securities do not involve any future financial obligations. However, the Fund may make investments or employ trading practices that obligate the Fund, on a fixed or contingent basis, to deliver an asset or make a cash payment to another party in the future. The Fund will comply with guidance from the U.S. Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of certain investments and trading practices. This guidance may require earmarking or segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or financial instrument or by other portfolio positions, or by other means consistent with applicable regulatory policies. In some cases, SEC guidance permits the Fund to cover its obligation by entering into an offsetting transaction.

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For example, if the Fund enters into a currency forward contract to sell foreign currency on a future date, the Fund may cover its obligation to deliver the foreign currency by earmarking or otherwise segregating cash or liquid securities having a value at least equal to the value of the deliverable currency. Alternatively, the Fund could cover its obligation by earmarking or otherwise segregating an amount of the foreign currency at least equal to the deliverable amount or by entering into an offsetting transaction to acquire an amount of foreign currency at least equal to the deliverable amount at a price at or below the sale price received by the Fund under the currency forward contract.

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Inasmuch as the Fund covers its obligations under these transactions as described above, the Manager and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. Earmarking or otherwise segregating a large percentage of the Fund's assets could impede the Manager's ability to manage the Fund's portfolio.

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Investments in Other Investment Companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds, which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio at times when it is not possible to buy those portfolio securities directly.

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Investing in another investment company may involve paying a substantial premium above the value of that investment company's portfolio securities. The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of an investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company's expenses, including its advisory and administration expenses.

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Investments in other investment companies are subject to limits set forth in the Investment Company Act of 1940, including the limitations that apply to reliance on sub-paragraph (F) or (G) of section 12(d)(1).

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Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, or if the Manager believes it is otherwise appropriate to reduce holdings in the Fund's principal investments, the Fund can invest in other types of securities for defensive purposes. It can also purchase these types of securities for liquidity purposes to meet cash needs due to the redemption of shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.

These temporary defensive investments can include: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) commercial paper rated in the top two rating categories of an established nationally recognized statistical rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard & Poor's Corporation, or a comparable rating by another nationally recognized statistical rating organization); (vi) repurchase agreements; and (vii) shares of Oppenheimer Institutional Money Market Fund.

Investment Restrictions

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Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

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  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
  more than 50% of the outstanding shares.

The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

  The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies.
  The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies.
  The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.
  The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Restrictions. The Fund has the following additional operating policies that are not "fundamental" and can be changed by the Board without shareholder approval.

  The Fund cannot make short sales or purchase securities on margin. However, the Fund can make short-term borrowings when necessary for the clearance of purchases of portfolio securities. Collateral arrangements in connection with futures and options transactions are not deemed to be margin transactions under this restriction.
  The Fund cannot invest in interests in oil, gas or other mineral exploration or development programs or leases.
  The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.
  With respect to the Fund's non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings used for investment purposes) in equity securities of small- and mid-cap domestic and foreign issuers, the Fund will provide shareholders at least 60 days' prior notice of any change in such policy as required by the Investment Company Act.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

For purposes of the Fund's policy not to concentrate its investments, described above, the Fund has adopted an industry classification that is not a fundamental policy.

Disclosure of Portfolio Holdings

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While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

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The Fund, the Manager, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and pro cedures adopted by the Fund.

Portfolio Holdings Disclosure Policies. The Fund, the Manager, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in any appropriate manner.

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  Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its annual and semi-annual reports to shareholders and in its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website (at www.oppenheimerfunds.com) no sooner than 30 days after the end of each calendar month. The top 20 month-end securities holdings, listed by security or by issuer, may be posted on the OppenheimerFunds website with a 15-day delay. The Fund may delay posting its holdings, post a smaller list of holdings (e.g., the top 10 or top 15 portfolio holdings), or may not post any holdings, if the Manager believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed with a 15-day delay.

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The Fund's portfolio holdings information (which may include information on the Fund's entire portfolio of individual securities therein) positions may be released to the following categories of individuals or entities on an ongoing basis, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information, or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information.

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  Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);

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  The Fund's independent registered public accounting firm;

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  Members of the Fund's Board and the Board's legal counsel;

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  The Fund's custodian bank;

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  A proxy voting service designated by the Fund and its Board;

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  Rating/ranking organizations (such as Lipper, Inc. and Morningstar, Inc.);

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  Portfolio pricing services retained by the Manager to provide portfolio security prices;

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  Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds or Panorama Series Fund, Inc. (to prepare their financial statements and analysis);

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  Brokers and dealers for purposes of providing portfolio analytic services;

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  Brokers and dealers in connection with portfolio transactions (purchases and sales);

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  Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services); and

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  Brokers and dealers to obtain price quotations where the Fund is not identified as the owner of the securities.

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Month-end lists of the Fund's complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:

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  The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

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  Senior officers (a Senior Vice President, Deputy General Counsel or above) in the Manager's Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and

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  Before receiving the data, the third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund's holdings and agreeing not to trade directly or indirectly based on the information.

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Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

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  Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;

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  Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);

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  To potential sub-advisers of portfolios (pursuant to confidentiality agreements);

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  To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements);

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  Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

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The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

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Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

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The Chief Compliance Officer (the "CCO") of the Fund and the Manager, Distributor, and Transfer Agent shall oversee the compliance by the Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

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The Manager and the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

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13D Research	Exane, Inc.	Multi-Bank Securities
1st Discount Brokerage	Fahnestock	Murphy & Durieu
ABG Sundal Collier	Fidelity Capital Markets	Natexis Bleichroeder
ABN Amro	FMS Bonds, Inc.	National Bank Financial
Advisor Asset Management	Fox-Pitt Kelton Inc.	Ned Davis Research Group
Alfa Capital Markets	Friedman, Billings, Ramsey & Co.	Needham & Company
Altrushare	FTN Financial	Nomura Securities International
Auerbach Grayson	Gabelli & Co.	Oddo Securities Corporation
Banco de Brasil Securities LLC	George K. Baum & Co.	Oppenheimer & Co. Inc.
Bank of America Securities LLC	GMP Securities L.P.	OTA-Off the Record Research
Barclays Capital	Goldman, Sachs & Co.	Pacific Crest Securities
Barnard Jacobs Mellet	Handelsbanken Markets Securities	Petercam
Belle Haven Investments	Hapoalim Securities Bank USA	Piper Jaffray
Beltone Financial	Helvea	Prager McCarthy & Sealy
Bergen Capital	HSBC Securities Inc.	R. Seelaus & Co. Inc.
Bernstein	Hyundai Securities America, Inc.	Ramirez & Co. Inc.
BMO Capital Markets	Intermonte	Raymond James & Associates
BNP Paribas	ISI Group, Inc.	RBC Capital Markets
Bradesco Securities, Inc.	Janco Partners	Red Capital Markets
Branch Bank & Trust Capital Markets	Janney Montgomery Scott LLC	Redburn Partners
Cabrera Capital	Jefferies & Company	Rice Financial Products Co.
Canaccord Adams, Inc.	Jennings Capital Inc.	Robert W. Baird & Co.
Canaccord Capital Corp.	JNK Securities Corp.	Roosevelt & Cross
Caris & Co.	JP Morgan Securities	Royal Bank of Scotland
Carnegie	JPP Eurosecurities	Samsung Securities Inc.
Cazenove	Keefe, Bruyette & Woods, Inc.	Sandford C. Bernstein & Co.
Cheuvreux NA	Keijser Securities N.V.	Scotia Capital Markets
Citigroup	Kempen & Co. USA	Seattle Northwest Securities
Citigroup Global Markets	Kepler Capital Markets	Securevest Financial
Cleveland Research	KeyBanc Capital Markets	SG Cowen
CLSA	Kotak Mahindra Inc.	Siebert Brandford Shank & Co.
Cormark Securities	Lazard Capital Markets	Sterne Agee
Cowen and Company, LLC	Lebenthal & Co. LLC	Stifel Nicolaus & Co.
Craig-Hallum Capital Group	Leerink Swann	Stone & Youngberg
Credit Suisse First Boston	Loop Capital Markets	SWS Group, Inc.
Credit Suisse Securities LLC	M&T Securities	TD Securities
Crews & Associates	Macquarie Securities	Think Equity Partners
D.A. Davidson & Company	Madison Williams and Company LLC	Troika Dialog
Dahlman Rose & Co.	MainFirst Bank AG	UBS
Daiwa Securities	Mediobanca Securities USA LLC	UOB Kay Hian Inc.
Davy	Merrill Lynch & Company, Inc.	US Bancorp
Desjardins Securities, Inc.	Merrion Stockbrokers Ltd.	Vining & Sparks
Deutsche Bank Securities Inc.	Mesirow Financial	Vontobel Securities Ltd.
Dougherty & Co.	MF Global Securities, Ltd.	Wachovia
Duncan Williams, Inc.	Mitsubishi UFJ Securities Inc.	Wedbush Morgan Securities
Dundee Securities Inc.	Mizuho Securities USA, Inc.	Wells Fargo Securities
DZ Financial Markets	Morgan Keegan	WH Mell & Associates
Emmet & Co., Inc.	Morgan Stanley Smith Barney	William Blair & Co.
Empirical Research Partners	Motilal Oswal Securities Ltd.	Ziegler Capital Markets Group
Enam Securities PVT Ltd.	MR Beal & Co.
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How the Fund is Managed

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Organization and History. The Fund, a series of Oppenheimer Quest for Value Funds (referred to as the "Trust"), is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in April 1987. Prior to June 2005, the Fund's name was "Oppenheimer Small Cap Value Fund." Prior to March 2001, the Fund's name was "Oppenheimer Quest Small Cap Fund." Prior to May 2000, the Fund's name was "Oppenheimer Quest Small Cap Value Fund."

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Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

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  create new series and classes of shares;

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  reclassify unissued shares into additional series and classes; and

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  divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.

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The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Only certain retirement plans may purchase Class N shares. Each class of shares:

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  has its own dividends and distributions;

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  pays certain expenses which may be different for the different classes;

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  will generally have a different net asset value;

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  will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and

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  votes as a class on matters that affect that class alone.

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Each share of each class:

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  represents an interest in the Fund proportionately equal to the interest of each other share of the same class;

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  is freely transferable;

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  has one vote at shareholder meetings, with fractional shares voting proportionally;

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  may be voted in person or by proxy at shareholder meetings; and

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  does not have cumulative voting rights, preemptive rights or subscription rights.

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Class Y Share Availability.

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  Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and to certain institutional investors who have a special agreement with the Distributor.  Class Y shares are also offered to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

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  Class A to Class Y Voluntary Conversion. For shareholders who currently hold Class A shares but are authorized to purchase Class Y shares, those shareholders can convert existing Class A shares to Class Y shares of the same fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, this voluntary conversion of Class A to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

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Shareholder Meetings.  As a Massachusetts business trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time, however, on important matters or when required to do so by the Investment Company Act, or other applicable law.

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Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.

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If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

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Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder and Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that, upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permit ted by law. Although Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

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Board of Trustees and Oversight Committees

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The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts and Federal law. The Board is led by Brian F. Wruble, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940. The Board meets periodically throughout the year to oversee the Fund's activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager. The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees"). Mr. Wruble's practice is to attend all meetings of each of the three Committees of the Board where he parti cipates in deliberation but does not have a vote.

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During the Fund's fiscal year ended October 31, 2010, the Audit Committee held 4 meetings, the Regulatory & Oversight Committee held 5 meetings and the Governance Committee held 4 meetings.

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The members of the Audit Committee are David K. Downes (Chairman), Phillip A. Griffiths, Mary F. Miller, Joseph M. Wikler and Peter I. Wold. The Audit Committee selects an independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund's independent Auditors; and (vi) appr oving in advance the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation of certain investments.

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The members of the Regulatory & Oversight Committee are Matthew P. Fink (Chairman), David K. Downes, Phillip A. Griffiths, Joel W. Motley, Mary Ann Tynan and Joseph M. Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager's Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee's Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.

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The members of the Governance Committee are Joel W. Motley (Chairman), Matthew P. Fink, Mary F. Miller, Mary Ann Tynan and Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund's proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee's Charter.

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The Governance Committee's functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.

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The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund's shareholders in its consideration of nominees.

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Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a sh areholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

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The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board's deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

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Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.

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Each independent trustee/director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's/Director's outside professional experience is outlined in the table of Biographical Information, below.

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Trustees and Officers of the Fund

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Except for Mr. Glavin, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as "New York Board Funds"):

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Limited Term New York Municipal Fund	Oppenheimer Quest International Value Fund
Oppenheimer Absolute Return Fund	Oppenheimer Real Estate Fund
Oppenheimer AMT-Free Municipals	Oppenheimer Rising Dividends Fund
Oppenheimer AMT-Free New York Municipals	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Balanced Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Baring SMA International Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer California Municipal Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Select Value Fund
Oppenheimer Global Value Fund	Oppenheimer Series Fund, Inc.
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Small- & Mid- Cap Growth Fund
Oppenheimer Institutional Money Market Fund	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Diversified Fund	Oppenheimer Transition 2010 Fund
Oppenheimer International Growth Fund	Oppenheimer Transition 2015 Fund
Oppenheimer International Small Company Fund	Oppenheimer Transition 2020 Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Transition 2025 Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Transition 2030 Fund
Oppenheimer Master International Value Fund, LLC	Oppenheimer Transition 2040 Fund
Oppenheimer Money Market Fund, Inc.	Oppenheimer Transition 2050 Fund
Oppenheimer Multi-State Municipal Trust	Oppenheimer U.S. Government Trust
Oppenheimer Portfolio Series	Rochester Fund Municipals
Oppenheimer Quest Opportunity Value Fund
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Messrs. Damian, Edwards, Glavin, Gabinet, Keffer, Legg, Petersen, Vandehey, Wixted and Zack and Mss. Bullington, Bloomberg, Ives and Ruffle, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.

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Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.

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As of February 11, 2011, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

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The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

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Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

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Each Independent Trustee has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Brian F. Wruble	Board Chairman	Since 2006
	Trustee	Since 2001
David K. Downes	Trustee	Since 2005
Matthew P. Fink	Trustee	Since 2009
Phillip A. Griffiths	Trustee	Since 2009
Mary F. Miller	Trustee	Since 2009
Joel W. Motley	Trustee	Since 2009
Mary Ann Tynan	Trustee	Since 2009
Joseph M. Wikler	Trustee	Since 2009
Peter I. Wold	Trustee	Since 2009

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Independent Trustees
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (67) Chairman of the Board, Trustee

Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager's parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fun d's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
David K. Downes (71) Trustee

Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial ser vices holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Matthew P. Fink (70) Trustee

Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Mr. Fink has served on the Boards of ceratin Oppenheimer funds since January 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Phillip A. Griffiths (72) Trustee

Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, d uring which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Mary F. Miller (68) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	59
Joel W. Motley (58) Trustee

Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Mary Ann Tynan (65) Trustee

Vice Chair of Board of Trustees of Brigham and Women's/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become fam iliar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Joseph M. Wikler (69) Trustee

Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		59
Peter I. Wold (63) Trustee

Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to t he Boards' deliberations.

		59
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Mr. Glavin has served as an Interested Trustee of the Fund since December 2009. Mr. Glavin is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Both as a Trustee and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin's address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

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Interested Trustee and Officer
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
William F. Glavin Jr. (52) Trustee, President and Principal Executive Officer

Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) (since June 2009); Executive Vice President (March 2006 - February 2009) and Chief Operating Officer (July 2007 - February 2009) of Massachusetts Mutual Life Insurance Company (OAC's parent company); Director (May 2004 - March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004 - January 2005), President (January 2005 - March 2006) and Chief Executive Officer (June 2005 - March 2006) of Babson Capital Management LLC; Director (March 2005 - March 2006), President (May 2003 - March 2006) and Chief Compliance Officer (July 2005 - March 2006) of Babson Capit al Securities, Inc. (a broker-dealer); President (May 2003 - March 2006) of Babson Investment Company, Inc.; Director (May 2004 - August 2006) of Babson Capital Europe Limited; Director (May 2004 - October 2006) of Babson Capital Guernsey Limited; Director (May 2004 - March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005 - March 2007) of Baring Asset Management Limited; Director (February 2005 - June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003 - November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006 - September 2006) of C.M. Benefit Insurance Company; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of C.M. Life Insurance Company; President (March 2006 - May 2007) of MassMutual Assignment Company; Director (January 2005 - December 2006), Deputy Chairman (Ma rch 2005 - December 2006) and President (February 2005 - March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007 - January 2009) of MML Distributors, LLC.; and Chairman (March 2006 -December 2008) and Chief Executive Officer (May 2007 - December 2008) of MML Investors Services, Inc. Mr. Glavin has served on the Board since December 2009, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.

96
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The addresses of the officers in the charts below are as follows: for Messrs. Damian, Edwards, Gabinet, Glavin, Keffer and Zack and Mss. Bloomberg and Ruffle, Two World Financial Center, 225 Liberty Street, New York, New York 10281, for Messrs. Legg, Petersen, Vandehey and Wixted and Mss. Bullington and Ives, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

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Each of the officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
John Damian	Vice President and Portfolio Manager	Since 2001
William F. Glavin, Jr.	President and Principal Executive Officer	Since 2009
Thomas W. Keffer	Vice President and Chief Business Officer	Since 2009
Mark S. Vandehey	Vice President and Chief Compliance Officer	Since 2004
Robert G. Zack	Vice President	Since 2011
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 1999
Brian Peterson	Assistant Treasurer	Since 2004
Stephanie Bullington	Assistant Treasurer	Since 2008
Arthur S. Gabinet	Secretary	Since 2011
Kathleen T. Ives	Assistant Secretary	Since 2001
Lisa I. Bloomberg	Assistant Secretary	Since 2004
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
Adrienne M. Ruffle	Assistant Secretary	Since 2008
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Other Officers of the Fund
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
John Damian (42) Vice President and Portfolio Manager	Senior Vice President and Director of Value Equities (since February 2007); Vice President of the Fund (since December 2001); Vice President of the Manager (September 2001-February 2007). Senior Analyst/Director for Citigroup Asset Management (November 1999-September 2001). A portfolio manager and officer of other portfolios in the OppenheimerFunds complex.	5
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Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Thomas W. Keffer (55) Vice President and Chief Business Officer	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management of the Manager (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997).	96
Mark S. Vandehey (60) Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983).	96
Robert G. Zack (62) Vice President

Vice President, Secretary and General Counsel of OAC (since November 2001); Executive Vice President (since January 2004) and General Counsel (from March 2002 to December 2010) of the Manager; General Counsel of the Distributor (from December 2001 to December 2010); General Counsel of Centennial Asset Management Corporation (from December 2001 to December 2010); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (from December 2001 to December 2010); Assistant Secretary (from September 1997 to December 2010) and Director (from November 2001 to December 2010) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (from December 2002 to December 2010); Director of Oppenheimer Real Asset Management, Inc. (from No vember 2001 to December 2010); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (from December 2001 to December 2010); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. (from November 2001 to December 2010); Executive Vice President, General Counsel and Director of OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (from June 2003 to December 2010); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (from November 2001 to December 2010).

		96
Brian W. Wixted (51) Treasurer and Principal Financial & Accounting Officer

Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008).

		96
Brian Petersen (40) Assistant Treasurer	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002).	96
Stephanie Bullington (34) Assistant Treasurer	Vice President of the Manager (since January 2010); Assistant Vice President of the Manager (October 2005-January 2010); Assistant Vice President of ButterField Fund Services (Bermuda) Limited, part of The Bank of N.T. Butterfield Son Limited (Butterfield) (February 2004-June 2005).	96
Arthur S. Gabinet (52) Secretary

Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Couns el of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		96
Kathleen T. Ives (45) Assistant Secretary

Senior Vice President (since May 2009), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Vice President of the Manager (June 1998-May 2009); Senior Counsel of the Manager (October 2003-May 2008).

		96
Lisa I. Bloomberg (43) Assistant Secretary	Senior Vice President (since February 2010) and Deputy General Counsel (since May 2008) of the Manager; Vice President (May 2004-January 2010) and Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services, Inc.	96
Taylor V. Edwards (43) Assistant Secretary	Vice President (since February 2007) and Associate Counsel (since May 2009) of the Manager; Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Manager; Associate at Dechert LLP (September 2000-December 2005).	96
Randy G. Legg (45) Assistant Secretary	Vice President (since June 2005) and Associate Counsel (since January 2007) of the Manager; Assistant Vice President (February 2004-June 2005) and Assistant Counsel (February 2004-January 2007) of the Manager.	96
Adrienne M. Ruffle (33) Assistant Secretary	Vice President (since February 2007) and Associate Counsel (since May 2009) of the Manager; Assistant Vice President (February 2005-January 2007) and Assistant Counsel (February 2005-April 2009) of the Manager; Associate (September 2002-February 2005) at Sidley Austin LLP.	96
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Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

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As of December 31, 2010
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Brian Wruble	$1-$10,0000	Over $100,000
David K. Downes	$10,001-$50,000	Over $100,000
Matthew P. Fink	None	Over $100,000
Phillip A. Griffiths	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joel W. Motley	None	Over $100,000
Mary Ann Tynan	None	Over $100,000
Joseph M. Wikler	None	Over $100,000
Peter I. Wold	None	Over $100,000
Interested Trustee
William F. Glavin, Jr.	None	Over $100,000
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Remuneration of the Officers and Trustees. The officers of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2010.

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Name and Other Fund Position(s) (as applicable)[1]	Aggregate Compensation From the Fund[2]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended October 31, 2010	Year Ended December 31, 2010
Brian F. Wruble	$6,196	$234,000
Chairman of the Board
David Downes	$5,009	$189,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$5,009	$189,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$5,570[3]	$210,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$4,693[4]	$177,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$5,009[5]	$189,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$4,803[6]	$183,076
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$4,693[7]	$177,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$4,693[8]	$177,000
Audit Committee Member and Governance Committee Member
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1. Russell S. Reynolds, Jr. retired from the Board on December 31, 2009. During the Fund's fiscal year, Mr. Reynolds was paid $583 by the Fund. For the calendar year ended 2010, Mr. Reynolds was paid total compensation of $32,000 from the fund complex.
2. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
3. Includes $5,570 deferred by Mr. Griffiths under the Compensation Deferral Plan.
4. Includes $2,117 deferred by Ms. Miller under the Compensation Deferral Plan.
5. Includes $460 deferred by Mr. Motley under the Compensation Deferral Plan.
6. Includes $438 deferred by Ms. Tynan under the Compensation Deferral Plan
7. Includes $2,346 deferred by Mr. Wikler under the Compensation Deferral Plan.
8. Includes $4,310 deferred by Mr. Wold under the Compensation Deferral Plan.

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Retirement Plan for Trustees. The New York Board Funds adopted a retirement plan that provided for payments to retired Independent Trustees of up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee needed to serve as director or trustee for any of the New York Board Funds for at least seven years to be eligible for retirement plan benefits and to serve for at least 15 years to be eligible for the maximum benefit. The Board discontinued the retirement plan with respect to new accruals as of December 31, 2006 (the "Freeze Date"). Each Trustee that continued to serve on the Board of any of the New York Board Funds after the Freeze Date (each such Trustee a "Continuing Board Member") was able to elect to have his accrued benefit as of that date (i.e., an amount equivalent to the actuarial p resent value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least seven years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit. The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

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Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

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Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

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Major Shareholders. As of February 11, 2011 the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:


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Name	Address	% Owned	Share Class
MLPF&S for the Sole Benefit of its Customers Attn: Fund Admn/#971J1	4800 Deer Lake Dr. E., Fl. 3 Jacksonville, FL 32246-6484	5.34%	A
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	5.33%	A
MLPF&S for the Sole Benefit of its Customers Attn: Fund Admn/#97CL0	4800 Deer Lake Dr. E., Fl. 3 Jacksonville, FL 32246-6484	8.36%	B
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	8.19%	B
MLPF&S for the Sole Benefit of its Customers Attn: Fund Admn/#97HX8	4800 Deer Lake Dr. E., Fl. 3 Jacksonville, FL 32246-6484	17.90%	C
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	6.22%	C
MLPF&S for the Sole Benefit of its Customers Attn: Fund Admn	4800 Deer Lake Dr. E., Fl. 3 Jacksonville, FL 32246-6484	14.62%	N
Hartford Life Insurance Co. Separate Account 457 Attn: UIT Operations	P.O. Box 2999 Hartford, CT 06104-2999	13.46%	N
Orchard Trust Co. LLC FBO Oppen. RecordKeeperPro	8515 E. Orchard Rd. Greenwood Village, CO 80111-5002	5.52%	N
AUL American Group Ret. Annuity	One American Square P.O. Box 1995 Indianapolis, IN 46206-9102	5.34%	N
MLPF&S for the Sole Benefit of its Customers Attn: Fund Admn/#97FJ0	4800 Deer Lake Dr. E., Fl. 3 Jacksonville, FL 32246-6484	31.45%	Y
JP Morgan Chase TR TR Aurora Health Care Incentive SP	9300 Ward Pkwy. Kansas City, MO 64114-3317	16.97%	Y
Taynik & Co. C/O Investors Bank & Trust FPG90	P.O. Box 9130 Boston, MA 02117-9130	16.78%	Y
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The Manager

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The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

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Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

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The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

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Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies"). The Manager generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension pl an or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, unless (i) the Proxy Voting Guidelines provide discretion to the Manager on how to vote on the matter; or (ii) to the extent a portfolio manager has requested that OFI vote in a manner inconsistent with the Proxy Voting Guidelines, it is determined that such a request is in the best interest of the Fund and its shareholders and does not pose an actual material conflict of interest; (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent or item (1) (ii), above, is not applicable; and (3) if neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' pr ovisions with respect to certain routine and non-routine proxy proposals are summarized below:

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  The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.

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  The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.

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  The Fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.

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  The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

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  The Fund generally supports proposals to allow shareholders the ability to call special meetings.

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  The Fund generally supports proposals to allow or make easier shareholder action by written consent.

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  The Fund generally votes against proposals to create a new class of stock with superior voting rights.

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  The Fund generally votes against proposals to classify a board.

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  The Fund generally supports proposals to eliminate cumulative voting.

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  The Fund generally votes against proposals to establish a new board committee.

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  The Fund generally opposes re-pricing of stock options without shareholder approval.

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  The Fund generally supports proposals to require majority voting for the election of directors.

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  The Fund generally supports proposals seeking additional disclosure of executive and director pay information.

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  The Fund generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.

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  The Fund generally supports "pay-for-performance" and "pay-for-superior-performance standard" proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.

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  The Fund generally supports having shareholder votes on poison pills.

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  The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.

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  In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated. The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

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The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

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The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's investment teams provide the portfolio manager with counsel and support in managing the Fund's portfolio.

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The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

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The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

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Fiscal Year ended 10/31	Management Fee Paid to OppenheimerFunds, Inc.
2008	$24,811,907
2009	$13,993,115
2010	$16,064,441
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The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

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The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

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Pending Litigation. Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds ("Defendant Funds") advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund's investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses.

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In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys' fees and litigation expenses.

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Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm ("Madoff"). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

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In March 2010, what is claimed to be a derivative action on behalf of the Trust was filed in federal district court against the Distributor and several of the Trust's current and retired Trustees. The suit alleges that asset-based payments made under the Fund's 12b-1 Plans or by the Distributor to broker dealers with respect to shares of the Trust (including shares of the Fund) held in accounts of the broker-dealers for their customers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Trust's Trustees, other equitable relief and an award of attorneys' fees and litigation expenses.

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The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.

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Portfolio Manager. The Fund is managed by John Damian (the "Portfolio Manager") who is responsible for the day-to-day management of the Fund's investments.

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  Other Accounts Managed. In addition to managing the Fund's investment portfolio, Mr. Damian also manages other investment portfolios and accounts on behalf of the Manager or its affiliates. The following table provides information regarding those other portfolios and accounts as of October 31, 2010. No portfolio or account has an advisory fee based on performance.

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Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed [1]			Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed	Total Assets in Other Accounts Managed[1,2]
John Damian	12	$5,895	2	$35	1	$141
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1.  In millions.
2.  Does not include personal accounts of the Portfolio Manager and his family, which are subject to the Code of Ethics.

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As indicated above, the Portfolio Manager also manages other funds and accounts. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

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Compensation of the Portfolio Manager. The Fund's Portfolio Manager is employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, Fund performance is the most important element of compensation with at least half of annual cash compensation based on relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of the Fund's most recently completed year end, the Portfolio Mana ger's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and stock appreciation rights in regard to the common stock of the Manager's holding company parent, as well as restricted shares of such common stock. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

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The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The majority is based on three and five year data, with longer periods weighted more heavily. Below median performance in all three periods' results in an extremely low, and in some cases no, performance based bonus. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Manager.

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The Lipper benchmark used with respect to the Fund is Lipper - Mid-Cap Value Funds.

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   Ownership of Fund Shares. As of October 31, 2010, the Portfolio Manager beneficially owned shares of the Fund as follows:

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Portfolio Manager	Range of Shares Beneficially Owned in the Fund
John Damian	$100,001 - $500,000
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Brokerage Policies of the Fund

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Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The advisory agreement authorizes the Manager to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the "best execution" of the Fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of o rder, and the firm's ability to provide prompt and reliable execution.

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The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

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Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

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The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

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Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

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Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

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Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling a fund's shares.

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However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

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The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by a broker through which trades are placed or by a third party at the instance of the broker.

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Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision making process may be paid in commission dollars.

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Although the Manager currently does not do so, the Board may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

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The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

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During the fiscal years ended October 31, 2008, 2009 and 2010, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended October 31, 2010, the Fund paid $3,434,751 in commissions to firms that provide brokerage and research services to the Fund with respect to $3,475,407,923 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

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Fiscal Year ended 10/31	Total Brokerage Commissions Paid by the Fund*
2008	$6,868,265
2009	$4,608,763
2010	$3,675,001
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* Amounts do not include spreads or commissions on principal transactions on a net trade basis.

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Distribution and Service Arrangements

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The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

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The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges ("CDSCs") retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

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Class A Sales Charges
Fiscal Year Ended 10/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor*
2008	$1,518,175	$388,558
2009	$1,228,308	$333,468
2010	$1,339,912	$366,176
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* Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

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Concessions Advanced by Distributor
Fiscal Year Ended 10/31:	Concessions on Class A Shares Advanced by Distributor*	Concessions on Class B Shares Advanced by Distributor*	Concessions on Class C Shares Advanced by Distributor*	Concessions on Class N Shares Advanced by Distributor*
2008	$121,500	$501,462	$199,441	$29,450
2009	$50,515	$375,311	$160,211	$11,447
2010	$43,105	$335,858	$151,762	$17,621
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* The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

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Contingent Deferred Sales Charges
Fiscal Year Ended 10/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
2008	$60,727	$511,353	$87,271	$4,388
2009	$3,961	$305,145	$22,689	$1,537
2010	$137	$263,197	$24,007	$3,489
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Distribution and Service (12b-1) Plans. The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees/Directors, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees/Directors are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.

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Under the plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

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A plan continues in effect from year to year only if the Fund's Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.

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The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the shareholders of both Class A and Class B, voting separately by class, must approve a proposed amendment to the Class A plan that would materially increase payments under that plan.

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At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees/Directors.

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While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.

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No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.

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Class A Distribution and Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits compensation to the Distributor at a rate of 0.25% of average annual net assets of Class A shares. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

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The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1, 2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the Fund with respect to those shares. After the shares were held for a year, the Distributor paid the ongoing service fees to recipients on a periodic basis. Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

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Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor calculated at an annual rate of 0.25% of the daily net assets of Class A shares of the Fund. Effective January 1, 2003, the Board set that rate to zero. Prior to that date, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993, and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers, dealers and financial institutions.

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For the fiscal year ended October 31, 2010, payments under the Class A Distribution and Service Plan totaled $4,020,468, of which $0 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including $313,080 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

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Class B, Class C and Class N Distribution and Service Plans. Under the Class B, Class C and Class N Distribution and Service Plans (each a "Plan" and together the "Plans"), the Fund pays the asset-based sales charge (the "distribution fee") to the Distributor for its services in distributing Class B, Class C and Class N shares. The distribution fee allows investors to buy Class B, Class C and Class N shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.

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Payments under the Plans are made in recognition that the Distributor:

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  pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession,

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  pays the service fees in advance or periodically, as described below,

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  may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate,

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  employs personnel to support distribution of Class B, Class C and Class N shares,

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  bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses,

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  may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans,

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  receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees,

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  may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares,

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  may experience increased difficulty selling the Fund's shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and

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  may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

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Distribution fees on Class B and Class N shares are generally retained by the Distributor. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B or Class N distribution fees to recipients periodically in lieu of paying the sales concession in advance at the time of purchase. The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients.

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Service fees for the first year after Class B, Class C and Class N shares are purchased are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has a special agreement with the Distributor, the Distributor may pay the Class B, Class C or Class N service fees to recipients periodically in lieu of paying the first year fee in advance. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment.

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Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

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Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC's collected on redeemed shares. Those excess expenses are carried over on the Distributor's books and may be recouped from distribution fees paid by the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount that may be carried over from year to year and recouped for certain categories of expenses at 0.70% of annual gross sales of shares of the Fund. The capped expenses under the Plans are (i) expenses the Distributor has incurred that represent compensation and expenses o f its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. If those categories of expenses exceed the capped amount, the Distributor would bear the excess costs. If a Plan were to be terminated by the Fund, the Fund's Board may allow the Fund to continue payments of the distribution fees to the Distributor for its services in distributing shares before the Plan was terminated.

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The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class B and Class C expenses by 1.00% and increase the annual Class N expenses by 0.50% of net assets.

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Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 10/31/10
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$1,311,039	$985,814	$14,373	$0	0.00%
Class C Plan	$3,367,936	$241,716	$50,368	$8,450,518	2.52%
Class N Plan	$1,134,544	$98,508	$23,017	$4,370,555	1.95%
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All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.

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Payments to Financial Intermediaries

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Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also as described in this SAI. In addition, the Manager and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, r etirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Manager or the Distributor. The payments to financial intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

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Types of payments to financial intermediaries may include, and the Fund or an investor buying or selling Fund shares may pay, without limitation, all or portions of the following:

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  an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the "More About Your Account" section in the Prospectus);

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  ongoing asset-based distribution and/or service fees (described in the section "Distribution and Service Arrangements - Distribution and Service (12b-1) Plans" above);

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  shareholder servicing expenses that are paid from Fund assets to reimburse the Manager or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).

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In addition, the Manager or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Manager derives from investment advisory fees paid by the Fund. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law. These payments are often referred to as "revenue sharing" payments, and may include:

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  compensation for marketing support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;

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  other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.

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Although a broker or dealer that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, the Manager does not consider a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

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  transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;

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  program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;

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  placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or

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  firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

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These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

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For the year ended December 31, 2010, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Manager or the Distributor for marketing or program support:

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A.G. Edwards and Sons, Inc.	H.D. Vest Investment Services, Inc.	Prime Capital Services, Inc.
Aetna Life Insurance & Annuity Company	Hartford Life & Annuity Insurance Company	Primevest Financial Services, Inc.
AIG Advisor Group, Inc.	Independent Financial Group, LLC	Proequities, Inc.
Allianz Life Insurance Company	ING Financial Advisers, LLC	Protective Group Securities, Inc.
Allstate Financial Services LLC	ING Financial Partners, Inc.	Protective Life and Annuity Insurance Company
Allstate Life Insurance Company	Invest Financial Corporation	Pruco Securities, LLC
American Enterprise Life Insurance Company	Jackson National Life Insurance Company	Prudential Investment Management Services, Inc.
American General Annuity Insurance Company	Janney Montgomery Scott LLC	Raymond James & Associates, Inc.
American Portfolios Financial Services, Inc.	Jefferson Pilot Securities Corporation	Raymond James Financial Services, Inc.
American United Life Insurance Company	JJB Hillard W.L. Lyons, Inc.	RBC Capital Markets Corporation
Ameriprise Advisor Services, Inc.	JP Morgan Securities, Inc.	RBC Dain Rauscher
Ameriprise Financial Services, Inc.	Kemper Investors Life Insurance Company	Retirement Plan Consultants
Ameritas Life Insurance Company	Key Investment Services LLC	Robert W. Baird & Co.
AXA Advisors, LLC	KMS Financial Services Inc.	Royal Alliance Associates, Inc.
AXA Equitable Life Insurance Company	Legend Equities Corporation	Sagepoint Financial Advisors
Banc of America Investment Services, Inc.	Lincoln Financial Advisors Corporation	Securities America, Inc.
Cadaret Grant & Co.	Lincoln Financial Securities Corporation	Security Benefit Life Insurance Company
Cambridge Investment Research, Inc.	Lincoln Investment Planning, Inc.	Sigma Financial Corp.
CCO Investment Services Corporation	Lincoln National Life Insurance Company	Signator Investments, Inc.
Charles Schwab & Co., Inc.	LPL Financial Corporation	State Farm VP Management Corp.
Chase Investment Services Corporation	Manulife Financial	Stifel, Nicolaus & Company, Inc.
Citigroup Global Markets, Inc.	Massachusetts Mutual Life Insurance Company	Sun Life Financial Distributors, Inc.
CitiStreet Advisors LLC	MassMutual Financial Group	Sun Life Insurance Company
Citizens Bank of Rhode Island	Merrill Lynch Pierce Fenner & Smith Inc.	Sun Trust Securities, Inc.
C.M. Life Insurance Company	MetLife Investors Insurance Company	Sunamerica Securities, Inc.
Commonwealth Financial Network	MetLife Securities, Inc.	SunTrust Bank
CUNA Brokerage Services, Inc.	MML Investor Services, Inc.	Suntrust Investment Services, Inc.
CUSO Financial Services, LP	Morgan Stanley & Co., Incorporated	TD Ameritrade Clearing, Inc.
Direct Services LLC	Morgan Stanley Smith Barney LLC	The Hartford/Planco
Edward D. Jones and Company, LP	Multi-Financial Securities Corporation	The Investment Center, Inc.
Essex National Securities, Inc.	Mutual Funds Against Cancer	Thrivent Financial for Lutherans
Federal Kemper Life Assurance Company	National Planning Corporation	Thrivent Investment Management, Inc.
Financial Network Investment Corporation	National Retirement Partners, Inc.	Transamerica Life Insurance Co.
Financial Services Corporation	Nationwide Financial Services, Inc.	UBS Financial Services, Inc.
First Allied Securities, Inc.	New England Securities, Inc.	Union Central Life Insurance Company
First Clearing LLC	NFP Securities Inc.	USI Securities, Inc.
First Global Capital Corporation	North Ridge Securities Corp.	Valic Financial Advisors, Inc.
FSC Securities Corporation	Northwestern Mutual Investment Services	Vanderbilt Securities LLC
GE Life and Annuity Company	NRP Financial, Inc.	VSR Financial Services, Inc.
Geneos Wealth Management, Inc.	Oppenheimer & Co. Inc.	Wachovia Securities, LLC
Genworth Financial, Inc.	Pacific Life Insurance Co.	Walnut Street Securities, Inc.
Great West Life Insurance Company	Park Avenue Securities LLC	Wells Fargo Advisors, LLC
Guardian Insurance & Annuity Company	Pershing LLC	Wells Fargo Investments, LLC
H. Beck, Inc.	PFS Investments, Inc.	Woodbury Financial Services, Inc.
PlanMember Securities Corp.
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For the year ended December 31, 2010, the following firms (which in some cases are broker-dealers) received payments from the Manager or Distributor (of at least $2,500) for administrative or other services provided (other than revenue sharing arrangements), as described above:

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Acensus, Inc.	First Clearing LLC	National Financial Services LLC
ACS HR Solutions LLC	First Global Capital Corporation	New York Life Insurance and Annuity Company
ADP Broker-Dealer, Inc.	First Trust Corp.	Northwest Plan Services Inc.
Aegon USA	GE Financial Assurance	Oppenheimer & Co. Inc.
Aetna Life Insurance & Annuity Company	GE Life and Annuity Company	Pershing LLC
Alliance Benefit Group	Geller Group Ltd.	Phoenix Life Insurance Company
Allianz Life Insurance Company	Genworth Financial, Inc.	Plan Administrators Inc.
American Diversified Distribution, LLC	Great West Life Insurance Company	PlanMember Securities
American Enterprise Life Insurance	Guardian Insurance & Annuity Company	Primevest Financial Services, Inc.
American Funds	H&R Block Financial Advisors, Inc.	Principal Life Insurance
American General Annuity Insurance Company	H.D. Vest Investment Services, Inc.	Protective Life and Annuity Insurance Company
American United Life Insurance Co.	Hartford Life Insurance Company	Prudential Investment Management Services, Inc.
Ameriprise Financial Services, Inc.	Hewitt Associates LLC	PSMI Group
Ameritas Life Insurance Company	ICMA-RC Services LLC	Raymond James & Associates, Inc.
Ameritrade, Inc.	Ingham Group	Reliance Trust Co.
Annuity Investors Life Insurance Company	Interactive Retirement Systems	Robert W. Baird & Co.
AST Trust Company	Intuition Systems, Inc.	RSM McGladrey, Inc.
AXA Equitable Life Insurance Company	Investmart	Scott & Stringfellow, Inc.
Benefit Administration Co.	Janney Montgomery Scott LLC	Scottrade, Inc.
Benefit Consultants Group	JJB Hillard W. L. Lyons, Inc.	Security Benefit Life Insurance Company
Benefit Plans Administrative Services, Inc.	John Hancock Life Insurance Company	Southwest Securities, Inc.
Boston Financial Data Services, Inc.	JP Morgan Securities, Inc.	Standard Insurance Co.
Ceridian	July Business Services	Standard Retirement Services, Inc.
Charles Schwab & Co., Inc.	Kemper Investors Life Insurance Company	Stanton Group, Inc.
Citigroup Global Markets Inc.	Lincoln Benefit National Life	Sterne Agee & Leach, Inc.
CitiStreet Advisors LLC	Lincoln Financial Advisors Corporation	Stifel Nicolaus & Company, Inc.
Clark Consulting	Lincoln Investment Planning Inc.	Sun Trust Securities, Inc.
CPI Qualified Plan Consultants	LPL Financial Corporation	T. Rowe Price
CUNA Mutual Insurance Society	Marshall & Ilsley Trust Company, Inc.	The Princeton Retirement Group
DA Davidson & Co.	Massachusetts Mutual Life Insurance Company	The Retirement Plan Company, LLC
Daily Access. Com, Inc.	Matrix Settlement & Clearance Services	Transamerica Retirement Services
Davenport & Company, LLC	Mercer HR Services	UBS Financial Services, Inc.
David Lerner Associates, Inc.	Merrill Lynch Pierce Fenner & Smith Inc.	Unified Fund Services, Inc.
Digital Retirement Solutions	Mesirow Financial, Inc.	Union Bank & Trust Company
Diversified Advisors Investments Inc.	MG Trust	US Clearing Co.
DR, Inc.	Mid Atlantic Capital Co.	USAA Investment Management Co.
Dyatech, LLC	Milliman, Inc.	USI Consulting Group
E*TRADE Clearing LLC	Minnesota Life Insurance Company	Valic Financial Advisors, Inc.
Edward D. Jones and Company, LP	Mony Life Insurance Company of America	Vanguard Group
ExpertPlan.com	Morgan Stanley & Co., Incorporated	Wachovia Securities, LLC
Federal Kemper Life Assurance Company	Morgan Stanley Dean Witter	Wedbush Morgan Securities
Fidelity Brokerage Services, LLC	Mutual of Omaha Insurance Company	Wells Fargo Bank NA
Fidelity Investments Institutional Operations Co.	National City Bank	Wells Fargo Investments, LLC
Financial Administrative Services Corporation	National Deferred Compensation	Wilmington Trust Company
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Performance of the Fund

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Explanation of Performance Calculations. The use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. The Fund's performance data in advertisements must comply with rules of the SEC, which describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. The Fund may use a variety of performance calculations, including "cumulative total return," "average annual total return," "average annual total return at net asset value," and "total return at net asset value." How these types of returns are calculated are described below.

Total Return Information. "Total return" is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class will differ and are measured separately.

There are different types of "total returns." "Cumulative total return" measures the change in value over the entire period (for example, ten years). "Average annual total return" shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses the methodology prescribed by the SEC to calculate its standardized total returns.

In calculating the Fund's total returns, the following sales charges are applied unless the returns are shown at "net asset value" as described below:

  For Class A shares the current maximum sales charge of 5.75% as a percentage of the offering price is deducted from the initial investment ("P" in the formula below).
  For Class B shares, the CDSC for the applicable period is deducted: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter.
  For Class C shares, the 1.0% CDSC is deducted for returns for the one-year period.
  For Class N shares, the 1.0% CDSC is deducted for returns for the one-year and life of class periods, as applicable.
  There is no sales charge on Class Y shares.

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The Fund's returns are calculated based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formulas below) held for a number of years ("n" in the formulas).

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  Average Annual Total Return. The "average annual total return" for each class is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions are reinvested, results in an Ending Redeemable Value ("ERV") according to the following formula:

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  Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions, adjusted to show the effect of federal taxes calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date, are reinvested, results in an ending value ("ATVD") according to the following formula:

  Average Annual Total Return (After Taxes on Distributions and Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years that, assuming all dividends and distributions, adjusted to show the effect of federal taxes calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date, are reinvested, results in an ending value ("ATVDR") after taking into account the effect of capital gains taxes or capital loss tax benefits resulting from the redemption of the shares at the end of the period, each calculated using the highest federal individual capital gains tax rate in effect on the redemption date, according to the following formula:

  Cumulative Total Return. The "cumulative total return" measures the change in value of a hypothetical investment over an entire period of years using some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined according to the following formula:

  Total Returns at Net Asset Value. From time to time the Fund may also quote cumulative or average annual total returns for Class A, Class B, Class C or Class N shares "at net asset value" without deducting the front-end sales charge or CDSC, based on the difference in net asset value per share at the beginning and, taking into consideration the reinvestment of dividends and capital gains distributions, at the end of the specified period.
  Hypothetical Investment Accounts. Fund advertisements or sales literature may also, from time to time, include performance of a hypothetical investment account that includes the total return of shares of the Fund and other Oppenheimer funds as part of an illustration of an asset allocation model or similar presentation.

A number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

  Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
  The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
  The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
  When an investor's shares are redeemed, they may be worth more or less than their original cost.
  An investment in the Fund is not insured by the FDIC or any other government agency.

Performance Data. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by visiting the OppenheimerFunds website at www.oppenheimerfunds.com or by calling the Fund's Transfer Agent at the telephone number shown on the cover of this SAI.

The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

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The Fund's Total Returns for the Periods Ended 10/31/10
	Cumulative Total Returns		Average Annual Total Returns
	10 Years (or life of class, if less)		1 Year		5 Years		10 Years (or life of class, if less)
Class of Shares	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge	After Sales Charge	Without Sales Charge
Class A1	96.98%	109.00%	13.95%	20.90%	0.55%	1.74%	7.01%	7.65%
Class B2	99.98%	99.98%	14.97%	19.97%	0.60%	0.93%	7.18%	7.18%
Class C2	94.13%	94.13%	19.00%	20.00%	0.98%	0.98%	6.86%	6.86%
Class N3	108.88%	108.88%	19.61%	20.61%	1.44%	1.44%	7.92%	7.92%
Class Y4	10.26%	10.26%	21.34%	21.34%	2.16%	2.16%	1.96%	1.96%
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1. Inception of Class A: 01/03/89
2. Inception of Class B and Class C: 09/01/93
3. Inception of Class N: 03/01/01
4. Inception of Class Y: 10/24/05

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Average Annual Total Returns for Class A Shares (After Sales Charge) for the Periods Ended 10/31/10 [1]
	1 Year	5 Years	10 Years
After Taxes on Distributions	13.95%	(0.43%)	5.91%
After Taxes on Distributions and Redemption of Fund Shares	9.07%	0.16%	5.66%
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1. Inception of Class A: 01/03/89

Other Performance Comparisons. In its Annual Report to shareholders, the Fund compares its performance to that of one or more appropriate market indices. You can obtain that information by visiting the OppenheimerFunds website at www.oppenheimerfunds.com or by calling the Fund's Transfer Agent at the telephone number shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. The following are examples of some of those comparisons.

     Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its share classes by Lipper, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors and ranks the performance of regulated investment companies for various periods in categories based on investment styles. Lipper also publishes "peer-group" indices and averages of the performance of all mutual funds in particular categories.

     Morningstar Ratings. From time to time the Fund may publish the "star ratings" of its classes of shares by Morningstar, Inc. ("Morningstar"), an independent mutual fund monitoring service that rates and ranks mutual funds within their specialized market sectors. Morningstar proprietary star ratings reflect risk-adjusted historical total investment returns for funds with at least a three-year performance history. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

     Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's or other similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar or the Fund's performance may be compared to the performance of various market indices, other investments, or averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services. The Fund's advertisements and sales literature may also include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions, for example:

  information about the performance of certain securities or commodities markets or segments of those markets, information about the performance of the economies of particular countries or regions, the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions, the availability of different types of securities or offerings of securities, information relating to the gross national or gross domestic product of the United States or other countries or regions, comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent by third parties, including comparisons of investor services provided to shareholders of the Oppenheimer funds to those provided by other mutual fund families selected by the rating or ranking services. Those comparisons may be based on the opinions of the rating or ranking service itself, using its research or judgment, or may be based on surveys of investors, brokers, shareholders or others.

Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions, including certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits or instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. Government.

About Your Account

The Fund's Prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value ("NAV") per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on o ther days.

Dealers other than NYSE members may conduct trading in certain securities on days that the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the close of the principal market on which a security is traded, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager learns of the event and determines that the event is likely to cause a material change in the value of the security. The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations under those procedures to the Manager's "Valuation Committee". Fair value determinations by the Manager are subject to review, approval, ratification and confirmation by the Board at its next scheduled meeting after the fair valuations are determined.

Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

  Equity securities traded on a U.S. securities exchange are valued as follows:
  if "last sale" information is regularly reported on the principal exchange on which a security is traded, it is valued at the last reported sale price on that day, or if "last sale" information is not available on a valuation date, the security is valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date, or if "last sale" information is not available on a valuation date, and the last reported sale price for the security preceding the valuation date is not within the spread of the closing "bid" and "asked" prices on the valuation date, the security is valued at the closing "bid" price on the valuation date.
  Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
  at the last sale price available to the pricing service approved by the Board, or at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded, or on the basis of reasonable inquiry, from two market makers in the security.
  Long-term debt securities having a remaining maturity of more than 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
  The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
  debt instruments that have a maturity of more than 397 days when issued, debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

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  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

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  Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker, or the "bid" price if no "asked" price is available.

In the case of U.S. Government securities, mortgage-backed securities, corporate bonds and foreign government securities, the Manager may use pricing services approved by the Board when last sale information is not generally available. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services valuations. That monitoring may include comparing prices used for portfolio valuation to the actual sale prices of selected securities.

Foreign currency, including forward contracts, is valued and securities that are denominated in foreign currency are converted to U.S. dollars, using the closing prices in the New York foreign exchange market or that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable.

Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board or by the Manager. If there were no sales on the valuation date, those investments are valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If the last sale price on the preceding trading day is not within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date, the value shall be the closing "bid" price. If the put, call or future is not traded on an exchange, it shall be valued at the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases the "bid" price may be used if no "asked" price is available.

When the Fund sells an option, an amount equal to the premium the Fund receives is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put sold by the Fund is exercised, the proceeds are increased by the premium received. If a call or put sold by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium that was paid by the Fund.

Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allotted equally to each outstanding share within a given class.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

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Oppenheimer AMT-Free Municipals	Money Market Funds:
Oppenheimer AMT-Free New York Municipals	Oppenheimer Cash Reserves
Oppenheimer Balanced Fund	Oppenheimer Institutional Money Market Fund
Oppenheimer Core BondFund	Oppenheimer Money Market Fund, Inc.
Oppenheimer California Municipal Fund
Oppenheimer Capital AppreciationFund	Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund	Oppenheimer Portfolio Series:
Oppenheimer Commodity Strategy Total Return Fund	Active Allocation Fund
Oppenheimer Corporate Bond Fund	Equity Investor Fund
Oppenheimer Currency Opportunities Fund	Conservative Investor Fund
Oppenheimer Developing Markets Fund	Moderate Investor Fund
Oppenheimer Discovery Fund	Oppenheimer Portfolio Series Fixed Income Active
Oppenheimer Emerging Markets Debt Fund	Allocation Fund
Oppenheimer Equity Fund, Inc.	Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Quest International Value Fund
Oppenheimer Global Fund	Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Allocation Fund	Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer International Small Company Fund	Oppenheimer Rochester National Municipals
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Main Street Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Main Street Select Fund	Oppenheimer Select Value Fund
Oppenheimer Main Street Small- & Mid-Cap Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer LifeCycle Funds:	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Transition 2010 Fund	Oppenheimer U.S. Government Trust
Oppenheimer Transition 2015 Fund	Oppenheimer Value Fund
Oppenheimer Transition 2020 Fund	Limited-Term New York Municipal Fund
Oppenheimer Transition 2025 Fund	Rochester Fund Municipals
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
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Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares – to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses. Appendix A to this SAI includes additional information regarding certain of these sales charge reductions and waivers.

A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G and Class H units of advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor.

A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.

If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

Terms of Escrow That Apply to Letters of Intent .

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   1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

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   2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

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   3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "The OppenheimerFunds Exchange Privilege"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

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   4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

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   5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

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   6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

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Class A Shares Purchased with Proceeds from Certain Retirement Plans. Class A shares of the Fund may be purchased at net asset value with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. No sales concessions will be paid to the broker-dealer of record on sales of such Class A shares, whether or not they are subject to a CDSC as described in the Prospectus. Additionally, no concession will be paid on Class A share purchases by a retirement plan that are made with the redemption proceeds of Class N shares of an Oppenheimer fund held by a retirement plan for more than 18 months.

Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS' interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

Availability of Class N Shares. In addition to the types of retirement plans which may purchase Class N shares that are described in the Prospectus, Class N shares also are offered to the following:

  to all rollover IRAs (including SEP IRAs and SIMPLE IRAs), to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase Pension Plans,
  to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans, to all trustee-to-trustee IRA transfers,
  to all 90-24 type 403(b) transfers,
  to Group Retirement Plans (as defined in Appendix A to this SAI) which have entered into a special agreement with the Distributor for that purpose, to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor, to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more, to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets, to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

  purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and

No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the NYSE. The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

Dividends will begin to accrue on the shares purchased through the ACH system on the business day the Fund receives Federal Funds before the close of the NYSE. The proceeds of ACH transfers are normally received by the Fund three days after a transfer is initiated. If Federal Funds are received on a business day after the close of the NYSE, dividends will begin to accrue on the next regular business day. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

The minimum purchase through AccountLink is generally $50, however for accounts established prior to November 1, 2002 the minimum purchase is $25.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.

An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under an Asset Builder Plan is $50, except that for Asset Builder Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery (eDocs Direct)" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for instructions.

How to Sell Shares

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, redemptions by a shareholder, of up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period, must be redeemed solely in cash.

Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.

Requests for distributions from OppenheimerFunds-sponsored IRA's, SEP-IRA's, SIMPLE IRA's, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:

  state the reason for the distribution;
  if the distribution is premature, state the owner's awareness of tax penalties; and
  conform to the requirements of the plan and the Fund's other redemption requirements.

Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditio ns of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.

Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.

Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose Class B, Class C or Class N account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Prospectus will be followed in determining the order in which the shares are transferred.

Minimum Balance Fee. As stated in the Prospectus, a $12 annual "Minimum Balance Fee" is assessed on each Fund account with a share balance of less than $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

  A fund account whose shares were acquired after September 30th of the prior year;
  A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new Class A share account balance may become subject to the Minimum Balance Fee;

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  Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I Want To," or call 1.888.470.0862 for instructions);

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  A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
  Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system in Networking level 1 and 3 accounts;
  Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
  Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs;
  A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted; and
  Accounts held in the OppenheimerFunds Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

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The Fund reserves the authority to modify the Minimum Balance Fee in its discretion.

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Involuntary Redemptions. The Fund's Board has the right to involuntarily redeem shares held in any account with an aggregate net asset value of less than $500. The Board may change the amount of the aggregate net asset value to which an involuntary redemption may apply. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the $500 minimum solely as a result of market fluctuations. If the Board exercises this right, it may also determine the requirements for any notice to be given to the shareholders (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Reinvestment Privilege. Within six months after redeeming Class A or Class B shares, a shareholder may reinvest all or part of the redemption proceeds without a sales charge if:

  An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed; or
  The Class B CDSC was paid on the redeemed Class B shares.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares" below. This privilege does not apply to Class C, Class N or Class Y shares or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.

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Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days after the payment of the sales charge, in certain circumstances, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.

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How to Exchange Shares

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Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.

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As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.

You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.

The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in "Reinvestment Privilege," above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.

How Exchanges Affect Contingent Deferred Sales Charges. A CDSC is imposed on exchanges of shares in the following cases:

  The Class A CDSC is imposed on the redemption of Class A shares acquired by the exchange of Class A shares that are subject to a Class A CDSC, if the acquired shares are redeemed within 18 months measured from the beginning of the calendar month in which the exchanged Class A shares were purchased.

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  The Class A CDSC is imposed on the redemption of Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by the exchange of Class A shares that are subject to a Class A CDSC, if the acquired shares are redeemed within the holding period applicable to the exchanged Class A shares.

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  The Class B CDSC is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged shares, except:
      With respect to Class B shares of Oppenheimer Limited Term California Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior Floating Rate Fund acquired by exchange, the Class B CDSC is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

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  The Class C CDSC is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged shares.
  A 1% Class N CDSC will be imposed on Class N shares held in retirement plans (not including IRAs and 403(b) plans) if the retirement plan is terminated or if Class N shares of all Oppenheimer funds are terminated as an investment option of the plan, if the shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.
  A 1% Class N CDSC will be imposed on Class N shares held in IRA's or 403(b) plans if they are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund.

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When Class B, Class C or Class N shares are exchanged, the priorities for the imposition of the CDSC described in "About Your Account" in the Prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of remaining shares.

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Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

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Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in "The OppenheimerFunds Exchange Privilege" section in the Prospectus.

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The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic exchanges. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.

Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the close of the NYSE (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.

Shares that are subject to a restriction cited in the Prospectus or this SAI and shares covered by a share certificate that is not tendered will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.

Distributions and Taxes

Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions ("distributions") and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund's portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.

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Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Distributions on Class B, Class C and Class N shares are expected to be lower than distributions on Class A shares and Class Y shares because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

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Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Money Market Fund, Inc. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating Fund-level corporate income tax that would otherwise be imposed on such income. Qualification as a RIC also allows the Fund, under certain conditions, to characterize the distributions made to its shareholders as composed of specific types of tax-favored income such as corporate dividends, capital gains and tax-exempt interest.

Even though the Fund expects to continue to qualify as a RIC, to the extent that it distributes less than all of its income, the Fund may still be subject to a corporate income tax and an excise tax. In addition, any investment income received from a foreign source may be subject to foreign withholding taxes, although the rate of any such withholding tax may be reduced under an income tax treaty if the Fund qualifies for the benefits of the treaty. If possible, the Fund will operate so as to qualify for such reduced rates, Any foreign withholding taxes will reduce the Fund's income and capital gain. The Fund may also be subject to corporate income tax and a penalty on distributions or gains from "passive foreign investment companies" (described below) even if those amounts are distributed to the Fund's shareholders.

Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

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     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

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     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. Government securities, securities of other RIC's, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. Government securities and the securities of other RIC's), (2) the securities of two or more issuers (other than the securities of other RIC's) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government are treated as U.S. Government securities.

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     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain minus its net long-term capital loss.

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Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions may qualify for the maximum 15% tax rate on dividend income (for taxable years beginning before 2013) and, in the case of corporations, they may qualify for the dividends-received deduction.

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Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund's holding period in its investments, change the character of, or accelerate, the Fund's income, defer or disallow the Fund's deductions and losses, and compel the Fund to report as taxable income mere increases in the value of its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund's distributions. Or part of an "inter est" payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.

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Certain positions in the Fund's portfolio may have to be "marked-to-market," (that is, treated as if they were sold and repurchased on the last day of the Fund's taxable year). Such "deemed sales" under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules while remaining qualified for treatment as a RIC.

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Passive Foreign Investment Companies. If the Fund invests in a "passive foreign investment company" ("PFIC"), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year's ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund's actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and a penalty that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and penalties would reduce the investment return of the Fund.

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If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF") and, in lieu of the tax consequences described above, the Fund would be required to include in each year's income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund. Those amounts would be treated as taxable income for purposes of the 90% dividends distributions test and the excise tax mentioned above.

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Alternatively, if the Fund invests in a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue Service (the "IRS"). By making the election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC's stock. Th e amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test and for excise tax purposes (discussed below).

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Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce the amount available for shareholder distributions.

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Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will be treated as a return of capital to the extent of each shareholder's basis in his or her shares, and any remaining amounts will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital.

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Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, the Fund's ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on "qualified dividend income" as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will be based on how much of that income the Fund earns for the taxable year in accordance with the IRS rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund's taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.

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     Distributions Derived from Dividends. For the Fund's corporate shareholders to claim the dividends-received deduction against the Fund's distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund's shares for at least 46 days during a specified p eriod that includes the portfolio stock's ex-dividend date and (2) does not debt finance its investment in the Fund's shares. To the extent the Fund's distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.

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Special rules also apply to regular dividends paid to a non-corporate shareholder during the shareholder's taxable years beginning before 2013. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder's net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund's gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund's gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund's qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.

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"Qualified dividend income" generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. It also includes dividends received with respect to the stock of a foreign corporation provided the stock is readily tradable on an established U.S. securities market. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include "payments in lieu of dividends" received in securities lending transactions or dividends received from a real estate investment trust ("REIT") or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such REIT or RIC. If a shareholder elects to treat F und dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

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     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

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  certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. Government, or its agencies and instrumentalities);
  income from loans of portfolio securities;
  income or gains from options or futures;
  any net short-term capital gain; and
  any market discount accrual on tax-exempt bonds.

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     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

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If the Fund elects to retain its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

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For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

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     Foreign Source Income. Investment income that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit the amount against the shareholder's U.S. federal income tax due, or deduct the amount from his or her U.S. taxable income. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.

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Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year can not exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder's taxable income from foreign sources bears to his or her entire taxable income, unless the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign tax es for the taxable year do not exceed $300 ($600 for a joint return).

As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder's proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibili ty of capital losses in any year.

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All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder exercises the exchange privilege within 90 days after acquiring Fund shares, in certain circumstances, any loss that the shareholder recognizes on the exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange privilege. Such sales charge will be treated as an amount paid for the new shares.

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Backup Withholding. The Fund will be required in certain cases to withhold 28% (currently scheduled to increase to 31% after 2012) of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

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Taxation of Foreign Shareholders. Taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. "Foreign shareholders" include, but are not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

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If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status, the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

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For taxable years of the Fund beginning before January 1, 2012, properly reported dividends are generally exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depen ding on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

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The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

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Under recently-enacted legislation, payments after 2012 of dividends on, and gross proceeds from the redemption of, shares of the Fund made to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

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Recently-enacted legislation imposes information reporting requirements on individuals that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect to understatements of tax attributable to undisclosed foreign financial assets. This information reporting requirement is generally applicable for taxable years beginning after March 18, 2010. The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in the Fund's investments.

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Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

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Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

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The Custodian. Brown Brothers Harriman & Co. (BBH) is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. As a bank regulated by the New York State Banking Department, BBH is not an FDIC insured bank. As such, the Fund's cash balances with BBH are not protected by the Federal Deposit Insurance Corporation ("FDIC").

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Independent Registered Public Accounting Firm.  KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Appendix A

OppenheimerFunds Special Sales Charge Arrangements and Waivers

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In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B, Class C or Class N shares may be waived. That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

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For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

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  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
  non-qualified deferred compensation plans,
  employee benefit plans,1
  Group Retirement Plans,2
  403(b)(7) custodial plan accounts, and
  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

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The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

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There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A CDSC if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester National Municipals and Rochester Fund Municipals shares purchased prior to 10/22/07) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."3 This waiver provision applies to:

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  Purchases of Class A shares aggregating $1 million or more ($250,000 or more for certain Funds).

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  Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
  Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
  Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill L ynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date of the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

  The Manager or its affiliates.
  Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons  and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
  Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
  A unit investment trust that has entered into an appropriate agreement with the Distributor.
  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

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  Purchases of Class A shares by former shareholders of Atlas Strategic Income Fund in any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.

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  Purchases of Class A shares by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan in any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund, Inc. may exchange.

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B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

      1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

  Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
  Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
  Shares purchased in amounts of less than $5.

      2. Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):

  Retirement Plans that have $5 million or more in plan assets.
  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

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  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
  To return excess contributions.
  To return contributions made due to a mistake of fact.
  Hardship withdrawals, as defined in the plan.4
  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.
  Separation from service.5
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

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  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N CDSCs will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N CDSCs will be waived for redemptions of shares in the following cases:

  Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
  The CDSCs are generally not waived following the death or disability of a grantor or trustee for a trust account. The CDSCs will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
  Redemptions of Class B shares by a Retirement Plan that is either created or qualified under Section 401(a) or 401(k) (excluding owner-only 401(k) plans) of the Internal Revenue Code or that is a non-qualified deferred compensation plan, either (1) purchased after June 30, 2008, or (2) beginning on July 1, 2011, held longer than three years.
  Redemptions by owner-only 401(k) plans of Class B shares purchased after June 30, 2008.
  Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

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  Distributions6 from Retirement Plans or other employee benefit plans for any of the following purposes:

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  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
  To return excess contributions made to a participant's account.
  To return contributions made due to a mistake of fact.
  To make hardship withdrawals, as defined in the plan.4
  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.7
  On account of the participant's separation from service.8
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

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  Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.Waivers for Shares Sold or Issued in Certain Transactions.

The CDSC is also waived on Class B, Class C and Class N shares sold or issued in the following cases:

  Shares sold to the Manager or its affiliates.
  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Shares issued in plans of reorganization to which the Fund is a party.
  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Former Shareholders of Quest for Value Funds

For shareholders of the Quest for Value Funds who acquired shares prior to November 24, 1995 and still hold those shares (or shares of an Oppenheimer fund into which any Quest for Value Fund was reorganized), any initial and contingent deferred sales charges will be waived if requested by the shareholder.

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V. Special Sales Charge Arrangements for Former Shareholders of Connecticut Mutual Investment Accounts, Inc.

For shareholders of the Connecticut Mutual Investment Accounts who acquired shares prior to March 1, 1996 and still hold those shares (or shares of an Oppenheimer fund into which any Connecticut Mutual Investment Account was reorganized), any initial and contingent deferred sales charges will be waived if requested by the shareholder.

VI. Special Sales Charge Arrangements for Former Shareholders of Advance America Funds, Inc.

For shareholders of the Advanced America Funds who acquired shares prior to October 18, 1991 and still hold those shares (or shares of an Oppenheimer fund into which any Advanced American Fund was reorganized), any initial and contingent deferred sales charges will be waived if requested by the shareholder.

Footnotes to Appendix A:

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1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

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2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investm ent dealer, broker or other financial institution that has made special arrangements with the Distributor.

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3. However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

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4. This provision does not apply to IRAs.

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5. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.

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6. The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

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7. This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.

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8. This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

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Appendix B

Ratings Definitions

Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS – TAXABLE DEBT)

These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
  Nature of and provisions of the obligation; and
  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" is currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" is currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment-Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

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Speculative Grade:

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BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment-grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Quest For Value Funds:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Small- & Mid- Cap Value Fund (one of the portfolios constituting the Oppenheimer Quest for Value Funds), including the statement of investments, as of October 29, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 29, 2010, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Small- & Mid- Cap Value Fund as of October 29, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
December 16, 2010
OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS October 29, 2010*

	Shares	Value

Common Stocks—94.3%
Consumer Discretionary—13.8%
Auto Components—2.3%
Goodyear Tire & Rubber Co. (The)[1]	1,800,000	$18,396,000
Lear Corp.[1]	400,000	35,360,000

		53,756,000

Hotels, Restaurants & Leisure—2.9%
Bally Technologies, Inc.[1]	800,000	28,864,000
Brinker International, Inc.	925,000	17,149,500
Pinnacle Entertainment, Inc.[1]	1,800,000	23,040,000

		69,053,500

Household Durables—1.2%
Mohawk Industries, Inc.[1]	500,000	28,670,000
Leisure Equipment & Products—1.6%
Mattel, Inc.	1,600,000	37,328,000
Media—1.5%
Cablevision Systems Corp. New York Group, Cl. A	1,350,000	36,099,000
Specialty Retail—3.0%
Abercrombie & Fitch Co., Cl. A	300,000	12,858,000
Bed Bath & Beyond, Inc.[1]	550,000	24,145,000
Children’s Place Retail Stores, Inc.[1]	500,000	22,030,000
Talbots, Inc. (The)[1]	1,200,000	11,736,000

		70,769,000

Textiles, Apparel & Luxury Goods—1.3%
Phillips/Van Heusen Corp.	500,000	30,670,000
Consumer Staples—5.0%
Beverages—1.0%
Molson Coors Brewing Co., Cl. B, Non-Vtg.	500,000	23,615,000
Food & Staples Retailing—1.0%
Kroger Co. (The)	1,100,000	24,200,000
Food Products—2.0%
Chiquita Brands International, Inc.[1]	1,400,000	18,578,000
ConAgra Foods, Inc.	900,000	20,241,000
Dole Food Co., Inc.[1]	1,000,000	9,220,000

		48,039,000

Household Products—1.0%
Energizer Holdings, Inc.[1]	300,000	22,434,000
Energy—8.2%
Energy Equipment & Services—1.9%
Ensco plc, Sponsored ADR	500,000	23,170,000
Tidewater, Inc.	500,000	23,065,000

		46,235,000
Oil, Gas & Consumable Fuels—6.3%
Bill Barrett Corp.[1]	950,000	35,862,500
CONSOL Energy, Inc.	600,000	22,056,000
EQT Corp.	650,000	24,336,000
Noble Energy, Inc.	500,000	40,740,000
Ultra Petroleum Corp.[1]	600,000	24,690,000

		147,684,500

Financials—20.3%
Capital Markets—3.1%
Affiliated Managers Group, Inc.[1]	250,000	21,402,500
E*TRADE Financial Corp.[1]	800,000	11,440,000
Fifth Street Finance Corp.	1,500,000	17,700,000
Invesco Ltd.	1,050,000	24,150,000

		74,692,500

Commercial Banks—5.5%
CIT Group, Inc.[1]	800,000	34,664,000
Comerica, Inc.	1,000,000	35,780,000
Fifth Third Bancorp	2,500,000	31,400,000
KeyCorp	3,500,000	28,665,000

		130,509,000
OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Insurance—7.8%
ACE Ltd.	600,000	$35,652,000
Aon Corp.	650,000	25,837,500
Assurant, Inc.	1,000,000	39,540,000
Everest Re Group Ltd.	700,000	58,996,000
Genworth Financial, Inc., Cl. A	2,000,000	22,680,000

		182,705,500

Real Estate Investment Trusts—3.1%
BioMed Realty Trust, Inc.	1,600,000	29,360,000
ProLogis	2,000,000	27,300,000
Starwood Property Trust, Inc.	800,000	16,168,000

		72,828,000

Thrifts & Mortgage Finance—0.8%
NewAlliance Bancshares, Inc.	1,500,000	19,335,000
Health Care—7.2%
Health Care Equipment & Supplies—1.8%
Hospira, Inc.[1]	700,000	41,636,000
Health Care Providers & Services—3.4%
Aetna, Inc.	850,000	25,381,000
DaVita, Inc.[1]	300,000	21,525,000
Universal Health Services, Inc., Cl. B	800,000	33,016,000

		79,922,000

Life Sciences Tools & Services—1.4%
Thermo Fisher Scientific, Inc.[1]	650,000	33,423,000
Pharmaceuticals—0.6%
Valeant Pharmaceuticals International, Inc.	500,000	13,805,000
Industrials—15.0%
Aerospace & Defense—2.7%
AerCap Holdings NV1	1,135,350	14,657,369
Goodrich Corp.	600,000	49,242,000

		63,899,369

Construction & Engineering—1.0%
Foster Wheeler AG1	1,000,000	23,420,000
Electrical Equipment—1.1%
General Cable Corp.[1]	900,000	25,146,000
Industrial Conglomerates—1.4%
Tyco International Ltd.	875,000	33,495,000
Machinery—5.5%
Ingersoll-Rand plc	850,000	33,413,500
Navistar International Corp.[1]	950,000	45,771,000
WABCO Holdings, Inc.[1]	1,100,000	51,062,000

		130,246,500

Professional Services—1.3%
Towers Watson & Co.,Cl. A	600,000	30,852,000
Road & Rail—1.2%
Hunt (J.B.) Transport Services, Inc.	800,000	28,768,000
Trading Companies & Distributors—0.8%
Aircastle Ltd.	834,060	7,681,693
SeaCube Container Leasing Ltd.[1]	856,800	9,981,720

		17,663,413

Information Technology—10.5%
Communications Equipment—1.3%
Harris Corp.	650,000	29,373,500
Computers & Peripherals—0.3%
Seagate Technology[1]	500,000	7,325,000
Electronic Equipment & Instruments—3.4%
Agilent Technologies,Inc.[1]	1,150,000	40,020,000
Amphenol Corp., Cl. A	400,000	20,052,000
Elster Group SE, ADR[1]	500,000	7,450,000
Sanmina-SCI Corp.[1]	1,000,000	13,180,000

		80,702,000

IT Services—1.6%
TeleTech Holdings, Inc.[1]	2,500,000	37,950,000
Semiconductors & Semiconductor Equipment—2.1%
Lam Research Corp.[1]	500,000	22,895,000
Marvell Technology Group Ltd.[1]	1,300,000	25,103,000

		47,998,000
OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Shares	Value

Software—1.8%
Aspen Technology, Inc.[1]	1,709,350	$19,144,720
Electronic Arts, Inc.[1]	1,500,000	23,775,000

		42,919,720

Materials—5.5%
Chemicals—3.8%
Celanese Corp., Series A	1,325,000	47,236,250
Intrepid Potash, Inc.[1]	1,200,000	41,196,000

		88,432,250

Containers & Packaging—0.9%
Owens-Illinois, Inc.[1]	798,950	22,394,569
Metals & Mining—0.8%
Allegheny Technologies, Inc.	347,286	18,298,498
Telecommunication Services—1.1%
Wireless Telecommunication Services—1.1%
NII Holdings, Inc.[1]	600,000	25,086,000
Utilities—7.7%
Electric Utilities—4.6%
Cleco Corp.	1,200,000	37,524,000
NV Energy, Inc.	3,000,000	40,980,000
Pepco Holdings, Inc.	1,500,000	28,890,000

		107,394,000

Gas Utilities—0.8%
AGL Resources, Inc.	500,000	19,630,000
Multi-Utilities—2.3%
CMS Energy Corp.	3,000,000	55,140,000

Total Common Stocks (Cost $1,779,532,460)		2,223,542,819

Investment Companies—5.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.25%[2,3] (Cost $138,411,479)	138,411,479	138,411,479
Total Investments, at Value (Cost $1,917,943,939)	100.2%	2,361,954,298
Liabilities in Excess of Other Assets	(0.2)	(5,135,755)

Net Assets	100.0%	$2,356,818,543

Footnotes to Statement of Investments

*	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.

1.	Non-income producing security.

2.	Rate shown is the 7-day yield as of October 29, 2010.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 29, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2009	Additions	Reductions	October 29, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	98,188,220	1,015,639,193	975,415,934	138,411,479

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$138,411,479	$276,199
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 29, 2010 based on valuation input level:

		Level 2–	Level 3–
	Level 1–	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$326,345,500	$—	$—	$326,345,500
Consumer Staples	118,288,000	—	—	118,288,000
Energy	193,919,500	—	—	193,919,500
Financials	480,070,000	—	—	480,070,000
Health Care	168,786,000	—	—	168,786,000
Industrials	353,490,282	—	—	353,490,282
Information Technology	246,268,220	—	—	246,268,220
Materials	129,125,317	—	—	129,125,317
Telecommunication Services	25,086,000	—	—	25,086,000
Utilities	182,164,000	—	—	182,164,000
Investment Companies	138,411,479	—	—	138,411,479

Total Assets	$2,361,954,298	$—	$—	$2,361,954,298

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES October 29, 20101

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,779,532,460)	$2,223,542,819
Affiliated companies (cost $138,411,479)	138,411,479

2,361,954,298
Cash	85,752
Receivables and other assets:
Investments sold	28,551,117
Dividends	544,591
Other	160,150

Total assets	2,391,295,908

Liabilities
Payables and other liabilities:
Investments purchased	21,941,361
Shares of beneficial interest redeemed	10,421,213
Transfer and shareholder servicing agent fees	676,478
Trustees’ compensation	668,388
Distribution and service plan fees	494,527
Shareholder communications	211,251
Other	64,147

Total liabilities	34,477,365

Net Assets	$2,356,818,543

Composition of Net Assets
Par value of shares of beneficial interest	$827,881
Additional paid-in capital	3,049,374,348
Accumulated net investment loss	(670,859)
Accumulated net realized loss on investments and foreign currency transactions	(1,136,723,186)
Net unrealized appreciation on investments	444,010,359

Net Assets	$2,356,818,543

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,573,084,762 and 53,429,813 shares of beneficial interest outstanding)	$29.44
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$31.24

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $123,846,945 and 4,896,529 shares of beneficial interest outstanding)	$25.29

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $334,710,366 and 13,221,642 shares of beneficial interest outstanding)	$25.32

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $224,131,496 and 7,881,144 shares of beneficial interest outstanding)	$28.44

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $101,044,974 and 3,358,962 shares of beneficial interest outstanding)	$30.08
See accompanying Notes to Financial Statements.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS For the Year Ended October 29, 20101

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $106,720)	$27,752,612
Affiliated companies	276,199
Interest	633
Other income	43,798

Total investment income	28,073,242

Expenses
Management fees	16,064,441
Distribution and service plan fees:
Class A	4,020,468
Class B	1,311,039
Class C	3,367,936
Class N	1,134,544
Transfer and shareholder servicing agent fees:
Class A	5,965,429
Class B	776,437
Class C	1,272,173
Class N	1,013,470
Class Y	279,341
Shareholder communications:
Class A	314,076
Class B	70,594
Class C	85,832
Class N	17,555
Class Y	11,695
Trustees’ compensation	60,414
Custodian fees and expenses	16,217
Other	238,205

Total expenses	36,019,866
Less waivers and reimbursements of expenses	(1,016,707)

Net expenses	35,003,159

Net Investment Loss	(6,929,917)

Realized and Unrealized Gain
Net realized gain on:
Investments from unaffiliated companies	220,200,194
Foreign currency transactions	45,563

Net realized gain	220,245,757
Net change in unrealized appreciation/depreciation on investments	237,312,219

Net Increase in Net Assets Resulting from Operations	$450,628,059

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended October 31,	2010[1]	2009

Operations
Net investment loss	$(6,929,917)	$(469,964)
Net realized gain (loss)	220,245,757	(857,604,828)
Net change in unrealized appreciation/depreciation	237,312,219	1,275,311,700

Net increase in net assets resulting from operations	450,628,059	417,236,908

Dividends and/or Distributions to Shareholders
Tax return of capital distribution:
Class A	—	(713,563)
Class B	—	(71,905)
Class C	—	(174,171)
Class N	—	(96,466)
Class Y	—	(40,078)

	—	(1,096,183)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(338,346,157)	(154,843,273)
Class B	(35,544,512)	(19,888,822)
Class C	(48,402,350)	(47,711,144)
Class N	(35,991,716)	(9,538,056)
Class Y	6,565,403	(13,735,008)

	(451,719,332)	(245,716,303)

Net Assets
Total increase (decrease)	(1,091,273)	170,424,422
Beginning of period	2,357,909,816	2,187,485,394

End of period (including accumulated net investment loss of $670,859 and $689,843, respectively)	$2,356,818,543	$2,357,909,816

1.	October 29, 2010 represents the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$24.35	$19.90	$42.78	$36.95	$33.08

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	.03	.02	(.08)	.05
Net realized and unrealized gain (loss)	5.12	4.43	(19.19)	7.97	5.69

Total from investment operations	5.09	4.46	(19.17)	7.89	5.74

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$29.44	$24.35	$19.90	$42.78	$36.95

Total Return, at Net Asset Value[3]	20.90%	22.43%	(48.93)%	22.18%	18.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,573,085	$1,604,830	$1,476,752	$3,530,371	$2,343,715

Average net assets (in thousands)	$1,642,391	$1,421,837	$2,688,839	$3,150,544	$1,884,099

Ratios to average net assets:[4]
Net investment income (loss)	(0.13)%	0.13%	0.06%	(0.19)%	0.13%
Total expenses[5]	1.29%	1.46%	1.16%	1.08%	1.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.32%	1.16%	1.08%	1.14%

Portfolio turnover rate	71%	99%	94%	115%	136%

1.	October 29, 2010 represents the last day of the Fund’s fiscal year. See Note 1 of accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	1.29%
Year Ended October 31, 2009	1.47%
Year Ended October 31, 2008	1.16%
Year Ended October 31, 2007	1.08%
Year Ended October 31, 2006	1.14%
See accompanying Notes to Financial Statements.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$21.08	$17.37	$38.10	$33.38	$30.29

Income (loss) from investment operations:
Net investment loss[2]	(.22)	(.12)	(.22)	(.36)	(.22)
Net realized and unrealized gain (loss)	4.43	3.84	(16.80)	7.14	5.18

Total from investment operations	4.21	3.72	(17.02)	6.78	4.96

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$25.29	$21.08	$17.37	$38.10	$33.38

Total Return, at Net Asset Value[3]	19.97%	21.44%	(49.34)%	21.18%	17.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$123,847	$135,576	$132,365	$367,688	$327,908

Average net assets (in thousands)	$131,255	$123,578	$256,533	$370,633	$307,618

Ratios to average net assets:[4]
Net investment loss	(0.91)%	(0.67)%	(0.75)%	(1.00)%	(0.71)%
Total expenses[5]	2.31%	2.49%	1.96%	1.90%	1.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.07%	2.13%	1.96%	1.90%	1.97%

Portfolio turnover rate	71%	99%	94%	115%	136%

1.	October 29, 2010 represents the last day of the Fund’s fiscal year. See Note 1 of accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	2.31%
Year Ended October 31, 2009	2.50%
Year Ended October 31, 2008	1.96%
Year Ended October 31, 2007	1.90%
Year Ended October 31, 2006	1.97%
See accompanying Notes to Financial Statements.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Class C Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$21.10	$17.38	$38.10	$33.36	$30.25

Income (loss) from investment operations:
Net investment loss[2]	(.21)	(.11)	(.20)	(.34)	(.20)
Net realized and unrealized gain (loss)	4.43	3.84	(16.81)	7.14	5.18

Total from investment operations	4.22	3.73	(17.01)	6.80	4.98

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$25.32	$21.10	$17.38	$38.10	$33.36

Total Return, at Net Asset Value[3]	20.00%	21.48%	(49.30)%	21.25%	17.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$334,710	$322,950	$318,189	$812,430	$542,273

Average net assets (in thousands)	$336,938	$291,243	$598,093	$725,723	$429,214

Ratios to average net assets:[4]
Net investment loss	(0.89)%	(0.62)%	(0.70)%	(0.95)%	(0.64)%
Total expenses[5]	2.07%	2.24%	1.91%	1.84%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	2.08%	1.91%	1.84%	1.92%

Portfolio turnover rate	71%	99%	94%	115%	136%

1.	October 29, 2010 represents the last day of the Fund’s fiscal year. See Note 1 of accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	2.07%
Year Ended October 31, 2009	2.25%
Year Ended October 31, 2008	1.91%
Year Ended October 31, 2007	1.84%
Year Ended October 31, 2006	1.92%
See accompanying Notes to Financial Statements.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class N Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$23.58	$19.31	$41.75	$36.24	$32.58

Income (loss) from investment operations:
Net investment loss[2]	(.10)	(.02)	(.09)	(.22)	(.08)
Net realized and unrealized gain (loss)	4.96	4.30	(18.64)	7.79	5.61

Total from investment operations	4.86	4.28	(18.73)	7.57	5.53

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$28.44	$23.58	$19.31	$41.75	$36.24

Total Return, at Net Asset Value[3]	20.61%	22.19%	(49.10)%	21.71%	17.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$224,132	$218,401	$187,639	$397,075	$229,340

Average net assets (in thousands)	$227,923	$192,372	$320,483	$325,526	$171,305

Ratios to average net assets:[4]
Net investment loss	(0.38)%	(0.09)%	(0.29)%	(0.55)%	(0.22)%
Total expenses[5]	1.62%	1.86%	1.56%	1.45%	1.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.52%	1.54%	1.50%	1.45%	1.50%

Portfolio turnover rate	71%	99%	94%	115%	136%

1.	October 29, 2010 represents the last day of the Fund’s fiscal year. See Note 1 of accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	1.62%
Year Ended October 31, 2009	1.87%
Year Ended October 31, 2008	1.56%
Year Ended October 31, 2007	1.45%
Year Ended October 31, 2006	1.50%
See accompanying Notes to Financial Statements.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Class Y Year Ended October 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$24.79	$20.18	$43.17	$37.14	$33.08

Income (loss) from investment operations:
Net investment income[2]	.06	.12	.14	.07	.26
Net realized and unrealized gain (loss)	5.23	4.50	(19.42)	8.02	5.67

Total from investment operations	5.29	4.62	(19.28)	8.09	5.93

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$30.08	$24.79	$20.18	$43.17	$37.14

Total Return, at Net Asset Value[3]	21.34%	22.91%	(48.73)%	22.63%	18.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101,045	$76,153	$72,540	$93,996	$35,638

Average net assets (in thousands)	$120,886	$76,732	$93,084	$63,467	$12,164

Ratios to average net assets:[4]
Net investment income	0.21%	0.57%	0.43%	0.18%	0.76%
Total expenses[5]	0.91%	0.93%	0.76%	0.72%	0.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.92%	0.76%	0.72%	0.68%

Portfolio turnover rate	71%	99%	94%	115%	136%

1.	October 29, 2010 represents the last day of the Fund’s fiscal year. See Note 1 of accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	0.91%
Year Ended October 31, 2009	0.94%
Year Ended October 31, 2008	0.76%
Year Ended October 31, 2007	0.72%
Year Ended October 31, 2006	0.68%
See accompanying Notes to Financial Statements.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Small- & Mid- Cap Value Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Fiscal Year End. Since October 29, 2010 represents the last day during the Fund’s fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$—	$—	$1,089,892,017	$397,173,067

1.	As of October 29, 2010, the Fund had $1,089,892,017 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 29, 2010, details of the capital loss carryforwards were as follows:

Expiring

2016	$250,920,980
2017	838,971,037

Total	$1,089,892,017

2.	During the fiscal year ended October 29, 2010, the Fund utilized $209,194,342 of capital loss carryforward to offset capital gains realized in that fiscal year.

3.	During the fiscal year ended October 31, 2009, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for October 29, 2010. Net assets of the Fund were unaffected by the reclassifications.

	Reduction	Reduction
	to Accumulated	to Accumulated
Reduction to	Net Investment	Net Realized
Paid-in Capital	Loss	Loss on Investments

$7,105,860	$6,948,901	$156,959
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
The tax character of distributions paid during the years ended October 29, 2010 and October 31, 2009 was as follows:

	Year Ended	Year Ended
	October 29, 2010	October 31, 2009

Distributions paid from:
Return of capital	$—	$1,096,183
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,964,781,231

Gross unrealized appreciation	$424,223,698
Gross unrealized depreciation	(27,050,631)

Net unrealized appreciation	$397,173,067

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended October 29, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$15,004
Payments Made to Retired Trustees	56,823
Accumulated Liability as of October 29, 2010	553,132
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended October 29, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	9,661,089	$261,627,891	17,697,341	$356,580,088
Dividends and/or distributions reinvested	—	—	37,357	628,715
Redeemed	(22,132,365)	(599,974,048)	(26,036,406)	(512,052,076)[1]

Net decrease	(12,471,276)	$(338,346,157)	(8,301,708)	$(154,843,273)

Class B
Sold	611,249	$14,348,577	1,336,473	$23,405,333
Dividends and/or distributions reinvested	—	—	4,405	64,673
Redeemed	(2,144,756)	(49,893,089)	(2,530,800)	(43,358,828)[1]

Net decrease	(1,533,507)	$(35,544,512)	(1,189,922)	$(19,888,822)

Class C
Sold	2,046,959	$48,009,904	3,203,323	$56,672,219
Dividends and/or distributions reinvested	—	—	8,666	127,216
Redeemed	(4,132,081)	(96,412,254)	(6,218,138)	(104,510,579)[1]

Net decrease	(2,085,122)	$(48,402,350)	(3,006,149)	$(47,711,144)

Class N
Sold	2,294,777	$60,041,213	3,721,546	$72,062,739
Dividends and/or distributions reinvested	—	—	4,788	78,185
Redeemed	(3,675,740)	(96,032,929)	(4,179,155)	(81,678,980)[1]

Net decrease	(1,380,963)	$(35,991,716)	(452,821)	$(9,538,056)

Class Y
Sold	4,182,885	$113,698,440	2,526,104	$51,589,183
Dividends and/or distributions reinvested	—	—	2,118	36,150
Redeemed	(3,895,357)	(107,133,037)	(3,051,173)	(65,360,341)[1]

Net increase (decrease)	287,528	$6,565,403	(522,951)	$(13,735,008)

1.	Net of redemption fees of $14,378, $1,264, $2,957, $1,846 and $832 for Class A, Class B, Class C, Class N and Class Y, respectively.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended October 29, 2010, were as follows:

	Purchases	Sales

Investment securities	$1,646,726,435	$2,198,708,055
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $400 million	0.80%
Next $400 million	0.75
Next $1.2 billion	0.60
Next $4.0 billion	0.58
Over $6.0 billion	0.56
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 29, 2010, the Fund paid $8,438,438 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued

the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class C	$8,450,518
Class N	4,370,555
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

October 29, 2010	$366,176	$137	$263,197	$24,007	$3,489
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended October 29, 2010, the Manager waived fees and/or reimbursed the Fund $117,491 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended October 29, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$257,982
Class B	316,954
Class C	102,689
Class N	215,392
Class Y	6,199
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted
for as Hedging Instruments	Foreign currency transactions

Foreign exchange contracts	$48,155
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     During the year ended October 29, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $382,931 and $204,913, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
     As of October 29, 2010, the Fund had no outstanding forward contracts.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     In March 2010, what is claimed to be a derivative action on behalf of the Trust was filed in federal district court against the Distributor and several of the Trust’s current and retired Trustees. The suit alleges that asset-based payments made under the Fund’s 12b-1 Plans or by the Distributor to broker dealers with respect to shares of the Trust (including shares of the Fund) held in accounts of the broker-dealers for their customers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Trust’s Trustees, other equitable relief and an award of attorneys’ fees and litigation expenses.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
 OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

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Website
www.oppenheimerfunds.com

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Investment Adviser
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)

Custodian Bank
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

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PX0251.001.0211
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OPPENHEIMER QUEST FOR VALUE FUNDS

FORM N-1A

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)     (i)     Amended and Restated Declaration of Trust dated 6/26/09: Previously filed with Registrant’s Post-Effective Amendment No. 64, (12/18/09), and incorporated herein by reference.

(b)     (i)     Amended and Restated By-Laws dated 10/3/05: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

     (ii)     Amendment No. 1 dated 10/3/05 to the Amended and Restated By-Laws: Previously filed with Oppenheimer Quest Opportunity Value Fund’s Post-Effective Amendment No. 61, (2/26/09), and incorporated herein by reference.

(c)     (i)     Specimen Class A Share Certificate for Oppenheimer Quest Balanced Fund: Previously filed with Registrant’s Post-Effective Amendment No. 41, (11/21/97), and incorporated herein by reference.

(ii)     Specimen Class B Share Certificate for Oppenheimer Quest Balanced Fund: Previously filed with Registrant’s Post-Effective Amendment No. 41, (11/21/97), and incorporated herein by reference.

(iii)     Specimen Class C Share Certificate for Oppenheimer Quest Balanced Fund: Previously filed with Registrant’s Post-Effective Amendment No. 41, (11/21/97), and incorporated herein by reference.

(iv)     Specimen Class N Share Certificate for Balanced Fund: Previously filed with Registrant’s Post-Effective Amendment No. 48, (12/06/00), and incorporated herein by reference.

(v)     Specimen Class Y Share Certificate for Oppenheimer Quest Balanced Fund: Previously filed with Post-Effective Amendment No. 46, (2/28/00), and incorporated herein by reference.

(vi)     Specimen Class A Share Certificate for Oppenheimer Quest Opportunity Value Fund (“Opportunity Value Fund”): Previously filed with Registrant’s Post-Effective Amendment No. 37, (10/16/96), and incorporated herein by reference.

(vii)     Specimen Class B Share Certificate for Oppenheimer Quest Opportunity Value Fund: Previously filed with Registrant’s Post-Effective Amendment No. 37, (10/16/96), and incorporated herein by reference.

(viii)     Specimen Class C Share Certificate for Oppenheimer Quest Opportunity Value Fund: Previously filed with Registrant’s Post-Effective Amendment No. 37, (10/16/96), and incorporated herein by reference.

(ix)     Specimen Class N Share Certificate for Oppenheimer Quest Opportunity Value Fund: Previously filed with Registrant’s Post-Effective Amendment No. 48, (12/06/00), and incorporated herein by reference.

(x)     Specimen Class Y Share Certificate for Oppenheimer Quest Opportunity Value Fund: Previously filed with Registrant’s Post-Effective Amendment No. 37, (10/16/96), and incorporated herein by reference.

(xi)     Specimen Class A Share Certificate for Oppenheimer Small Cap Value Fund: Previously filed with Registrant’s Post-Effective Amendment No. 37, (10/16/96), and incorporated herein by reference.

(xii)     Specimen Class B Share Certificate for Oppenheimer Small Cap Value Fund: Previously filed with Registrant’s Post-Effective Amendment No. 37, (10/16/96), and incorporated herein by reference.

(xiii)     Specimen Class C Share Certificate for Oppenheimer Small Cap Value Fund: Previously filed with Registrant’s Post-Effective Amendment No. 37, (10/16/96), and incorporated herein by reference.

(xiv)     Specimen Class N Share Certificate for Oppenheimer Small Cap Value Fund: Previously filed with Registrant’s Post-Effective Amendment No. 48, (12/06/00), and incorporated herein by reference.

(d)     (i)     Amended and Restated Investment Advisory Agreement for Oppenheimer Quest Balanced Fund dated 4/03/06: Previously filed with Registrant’s Post-Effective Amendment No. 58, (12/22/06), and incorporated herein by reference.

     (ii)     Amended and Restated Investment Advisory Agreement for Oppenheimer Quest Opportunity Value Fund dated 1/01/05: Previously filed with Registrant’s Post-Effective Amendment No. 54, (2/24/05), and incorporated herein by reference.

     (iii)     Amended and Restated Investment Advisory Agreement for Oppenheimer Small- & Mid- Cap Value Fund dated 9/01/07: Previously filed with Registrant’s Post-Effective Amendment No. 60, (1/30/08), and incorporated herein by reference.

     (iv)     Amended and Restated Sub-Advisory Agreement for Oppenheimer Quest Balanced Fund dated 1/01/05: Previously filed with Registrant’s Post-Effective Amendment No. 60, (1/30/08), and incorporated herein by reference.

(e)     (i)     General Distributor's Agreement dated 11/22/95: Previously filed with Registrant's Post-Effective Amendment No. 36, (2/9/96), and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(iii)     Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(v)     Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(f)     (i)     Amended and Restated Retirement Plan for Non-Interested Trustees or Directors dated 1/01/05: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

     (ii) Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

(g)      (i) Global Custody Agreement dated February 16, 2007: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

     (ii) Amendment No. 1 dated August 16, 2010 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer Select Values Fund (Reg. No. 333-100700), (8/26/10), and incorporated herein by reference.

(h)     Not applicable.

(i)     Opinion and Consent of Counsel dated 7/12/91: Previously filed with Registrant's Post-Effective Amendment No. 33 to Registrant's Registration Statement, (6/23/95), and incorporated herein by reference.

(j)  (i)  Independent Registered Public Accounting Firm’s Consent for Oppenheimer Global Allocation Fund: Filed herewith.

     (ii)  Independent Registered Public Accounting Firm's Consent for Oppenheimer Quest Opportunity Value Fund:  Filed herewith.

    (iii)  Independent Registered Public Accounting Firm's Consent of Oppenheimer Small- & Mid-Cap Value Fund:  Filed herewith.

(k)     Not applicable.

(l)	Investment Letter from OppenheimerFunds, Inc. to Registrant date 10/13/87: Previously filed with Registrant’s Post-Effective Amendment No. 33, (6/23/95), and incorporated herein by reference.

(m)     (i)     Amended and Restated Distribution and Service Plan and Agreement for Class A shares of Oppenheimer Quest Balanced Fund dated October 3, 2005: Previously filed with Registrant’s Post Effective Amendment No. 58 (12/22/06), and incorporated herein by reference.

(ii)     Amended and Restated Distribution and Service Plan and Agreement for Class B shares of Oppenheimer Quest Balanced Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(iii)     Amended and Restated Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Quest Balanced Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(iv)     Amended and Restated Distribution and Service Plan and Agreement for Class N shares of Oppenheimer Quest Balanced Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(v)     Amended and Restated Distribution and Service Plan and Agreement for Class A shares of Oppenheimer Quest Opportunity Value Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(vi)     Amended and Restated Distribution and Service Plan and Agreement for Class B shares of Oppenheimer Quest Opportunity Value Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(vii)     Amended and Restated Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Quest Opportunity Value Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(viii)     Amended and Restated Distribution and Service Plan and Agreement for Class N shares of Oppenheimer Quest Opportunity Value Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(ix)     Amended and Restated Distribution and Service Plan and Agreement for Class A shares of Oppenheimer Small- & Mid- Cap Value Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(x)     Amended and Restated Distribution and Service Plan and Agreement for Class B shares of Oppenheimer Small- & Mid- Cap Value Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(xi)     Amended and Restated Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Small- & Mid- Cap Value Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(xii)     Amended and Restated Distribution and Service Plan and Agreement for Class N shares of Oppenheimer Small- & Mid- Cap Value Fund dated October 3, 2005: Previously filed with Registrant’s Post-Effective Amendment No. 57, (2/28/06), and incorporated herein by reference.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 9/17/09: Previously filed with the Post-Effective Amendment No. 16 to the Registration Statement of Oppenheimer Main Street Small Cap Fund (Reg. No. 333-78269), (10/2/09), and incorporated herein by reference.

(o)      Power of Attorney dated March 3, 2010 for all Trustees/Directors and Officers: Previously filed with Post-Effective Amendment No. 21 to the Registration Statement of Oppenheimer International Growth Fund (Reg. No. 333-00201), (3/24/10), and incorporated herein by reference.

(p)     Amended and Restated Code of Ethics of the Oppenheimer Funds dated November 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post Effective Amendment No. 65 to the Registration Statement of Oppenheimer Quest for Value Funds (Reg. No. 33-15489), (2/24/10), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant’s Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Adviser

(a)     OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 31(b) below.

(b)

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years
Timothy L. Abbuhl, Senior Vice President

Treasurer of Centennial Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc., Trinity Investment Management Corporation and OFI Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.; Vice President and Assistant Treasurer of OppenheimerFunds Distributor, Inc.

Patrick Adams Vice President	None
Robert Agan, Senior Vice President

Senior Vice President of Shareholder Financial Services, Inc. and Shareholder Services, Inc.; Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and OFI Private Investments Inc.

Obianyo Akunwafor, Assistant Vice President	None
Carl Algermissen, Vice President & Associate Counsel	Assistant Secretary of Centennial Asset Management Corporation.
Ramesh Allu, Vice President	Formerly VP of Business Solutions at Equant Solutions (July 2008 – July 2010).
Michael Amato, Vice President	None
Nicole Andersen, Assistant Vice President	None
Konstantin Andreev, Assistant Vice President	None
Raymond Anello, Vice President	Formerly Portfolio Manager of Dividend Strategy/Sector Analyst for Energy/Utilities at RS Investments (June 2007- April 2009).
Janette Aprilante, Vice President & Secretary

Secretary (since December 2001) of: Centennial Asset Management Corporation, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corporation (since June 2003), Oppenheimer Real Asset Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc., Trinity Investment Management Corporation (since January 2005), OppenheimerFunds Legacy Program, OFI Private Investments Inc. (since June 2003) and OFI Institutional Asset Management, Inc. (since June 2003). Assistant Secretary of OFI Trust Company (since December 2001).

Daryl Armstrong, Vice President	None
Hany S. Ayad, Vice President	None
Paul Aynsley, Vice President	None
James F. Bailey, Senior Vice President	Senior Vice President of Shareholder Services, Inc. (since March 2006).
Robert Baker, Vice President	None
John Michael Banta, Assistant Vice President	None
Anthony Barbato, Assistant Vice President	None
Michael Barnes, Assistant Vice President	None
Adam Bass, Assistant Vice President	None
Kevin Baum, Senior Vice President	None
Jeff Baumgartner, Vice President	Vice President of HarbourView Asset Management Corporation.
Kathleen Beichert, Senior Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Emanuele Bergagnini, Vice President	Assistant Vice President of OFI Institutional Asset Management, Inc.
Robert Bertucci, Assistant Vice President: Rochester Division	None
Rajeev Bhaman, Senior Vice President	Vice President of OFI Institutional Asset Management, Inc.
Adam Bierstedt, Assistant Vice President	Formerly a manager in the Business Controller Group at OppenheimerFunds, Inc. (February 2006 – January 2010).
Craig Billings, Vice President	None
Mark Binning, Assistant Vice President	None
Donal Bishnoi, Assistant Vice President	None
Beth Bleimehl, Assistant Vice President	None
Lisa I. Bloomberg, Senior Vice President & Deputy General Counsel	Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Veronika Boesch, Vice President	None
Chad Boll, Vice President	None
Michelle Borre Massick, Vice President	None
Lori E. Bostrom, Senior Vice President & Deputy General Counsel	Assistant Secretary of OppenheimerFunds Legacy Program.
John Boydell, Vice President	None
Richard Britton, Vice President	None
Jack Brown, Vice President	Assistant Secretary of HarbourView Asset Management Corporation.
Roger Buckley, Assistant Vice President	None
Joy Budzinski, Vice President	None
Carla Buffulin, Vice President	None
Stephanie Bullington, Vice President	None
Julie Burke, Vice President	None
Lisa Burke, Assistant Vice President	Previously a Manager at OppenheimerFunds, Inc.
Mark Burns, Vice President	None
JoAnne Butler, Assistant Vice President	None
Christine Calandrella, Assistant Vice President	None
Michael Camarella, Assistant Vice President	None
Debra Casey, Vice President	None
Herman Chan, Vice President	None
Ronald Chibnik, Vice President	None
Patrick Sheng Chu, Assistant Vice President	None
Jennifer Clark, Assistant Vice President	Assistant Vice President at Shareholder Financial Services, Inc., Shareholder Services, Inc., and OFI Private Investments Inc.
H.C. Digby Clements, Senior Vice President: Rochester Division	None
Thomas Closs, Assistant Vice President	None
Darrin Clough, Assistant Vice President	Formerly an Intermediate/Senior Analyst (April 2009 – June 2010) and Senior Analyst at OppenheimerFunds, Inc.
David Cole, Assistant Vice President	None
Tamara Colorado, Vice President	None
Eric Compton, Vice President	None
Scott Cottier, Vice President: Rochester Division	None
William Couch, Assistant Vice President	None
Stephanie Colca, Assistant Vice President	Previously a Manager at OppenheimerFunds, Inc.
Geoffrey Craddock Senior Vice President	Formerly Senior Vice President and Head of Market Risk Management for CIBC.
Terry Crady, Assistant Vice President	Formerly IT Development Manager at OppenheimerFunds, Inc.
Roger W. Crandall, Director	President, Director and Chief Executive Officer of Massachusetts Mutual Life Insurance Company.
Lisa Crotty, Assistant Vice President	None
Jerry Cubbin, Vice President	Formerly a Consultant at National Australia Bank, (May 2009 – October 2009), and a Consultant at Magnitude Capital, (November 2008 – May 2009).
George Curry, Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Kevin Dachille, Vice President	None
Rushan Dagli, Vice President	Vice President of OFI Private Investments Inc., Shareholder Financial Services, Inc. and Shareholder Services, Inc.
John Damian, Senior Vice President	Vice President of OFI Institutional Asset Management, Inc.
Robert Dawson, Assistant Vice President	None
Brendan Deasy, Vice President	None
John Delano, Vice President	None
Madeline Delianides, Vice Presidnet	None
Kendra Delisa, Assistant Vice President	None
Alessio de Longis, Assistant Vice President	Formerly Sr. Research Analyst (February 2008 – April 2009).
Damaris De Los Santos, Assistant Vice President	None
Richard Demarco, Assistant Vice President	None
Mark Demitry, Vice President	None
Robin Dey, Vice President	None
Craig P. Dinsell, Executive Vice President	None
Randall C. Dishmon, Vice President	None
Steven D. Dombrower, Vice President	Senior Vice President of OFI Private Investments Inc.; Vice President of OppenheimerFunds Distributor, Inc.
Alicia Dopico, Vice President	None
Andrew Doyle, Senior Vice President	Formerly First Vice President, head of Global Wealth Management Rewards and Information Services at Bank of America (March 2006 – March 2009).
Thomas Doyle, Assistant Vice President	None
Robert Dunphy, Vice President	Formerly Intermediate Analyst at OppenheimerFunds, Inc (August 2004 – May 2009).
Brian Dvorak, Vice President	None
Taylor Edwards, Vice President & Associate Counsel	None
Peter Elder, Vice President	None
Peter Ellman, Assistant Vice President	None
Christopher Emanuel, Vice President	None
Daniel R. Engstrom, Vice President	None
James Robert Erven, Assistant Vice President	None
Dana Espinel, Assistant Vice President	Senior Meetings Events Manager at Wolters Kluwer (May 2007 – October 2010).
George R. Evans, Senior Vice President & Director of International Equities	None
Kathy Faber, Assistant Vice President	None
David Falicia, Assistant Vice President	Assistant Secretary (as of July 2004) of HarbourView Asset Management Corporation.
Matthew Farkas, Vice President and Associate Counsel	None
Kristie Feinberg, Vice President and Assistant Treasurer

Assistant Treasurer of Oppenheimer Acquisition Corp., Centennial Asset Management Corp., OFI Trust Company; Vice President of OFI Institutional Asset Management Inc.; Treasurer of OppenheimerFunds Legacy Program, OFI Private Investments Inc.; Oppenheimer Real Asset Management, Inc. and HarbourView Asset Management Corporation.

Emmanuel Ferreira, Vice President	None
Steven Fling, Assistant Vice President	None
Colleen M. Franca, Vice President	None
Debbie Francis, Assistant Vice President	Previously employed at OppenheimerFunds, Inc (August 2007 – August 2009).
Marcus Franz, Vice President	None
Dominic Freud, Vice President	None
Arthur S. Gabinet, Executive Vice President and General Counsel

Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of Oppenheimer Acquisition Corp. (since February 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010).

Hazem Gamal, Vice President	None
Charles Gapay, Assistant Vice President	None
Anthony W. Gennaro, Jr., Vice President

Formerly a sector manager for media, internet and telecom and a co-portfolio manager for mid-cap portfolios with the RS Core Equity Team of RS Investment Management Co. LLC (October 2006 – April 2009.); Vice President of OFI Institutional Asset Management, Inc.

Timothy Gerlach, Assistant Vice President	None
Charles Gilbert, Assistant Vice President	None
Alan C. Gilston, Vice President	Director of OFI Trust Company.
Edward Gizzi, Vice President and Assistant Counsel	Associate at Wilkie Farr & Gallagher, LLP (February 2006 – October 2010).
William F. Glavin, Jr., Chairman, Chief Executive Officer, President and Director

Formerly Executive Vice President and co-Chief Operating Officer of MassMutual Financial Group; Director of OFI Institutional Asset Management, Inc. Tremont Group Holdings, Inc. and Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, President and Management Director of Oppenheimer Acquisition Corp.

Jill E. Glazerman, Senior Vice President	None
Kevin Glenn, Assistant Vice President	None
Manind Govil, Senior Vice President	Formerly portfolio manager with RS Investment Management Co. LLC (October 2006 – May 2009); Senior Vice President of OFI Institutional Asset Management, Inc.
Raquel Granahan, Senior Vice President	Senior Vice President of OFI Private Investments Inc.; Vice President of OppenheimerFunds Distributor, Inc., and OppenheimerFunds Legacy Program.
Robert B. Grill, Senior Vice President	None
Samuel Groban, Assistant Vice President	None
Selin Gulcelik, Vice President	None
Marilyn Hall, Vice President	None
Cheryl Hampton, Vice President	Formerly Vice President and Director of Mutual Fund and Hedge Fund Operations at Calamos Advisors LLC (March 2007 – September 2009).
Kelly Haney, Assistant Vice President	None
Jason Harubin, Assistant Vice President	None
Steve Hauenstein, Assistant Vice President	None
Molly Hausmann, Assistant Vice President	None
Thomas B. Hayes, Vice President	None
Heidi Heikenfeld, Vice President	None
Lori Heinel, Senior Vice President	Formerly a managing director and head of investment solutions at Citi Private Bank.
Nicholas Henry, Assistant Vice President	Formerly a Product Analyst at OppenheimerFunds, Inc. (June 2007 – February 2011).
Philipp Hensler, Executive Vice President

Formerly CEO, Chairman and Managing Director at DWS Investment Distributors, Inc.; Director, Chairman of the Board & President of OppenheimerFunds Distributor, Inc. (since March 2010); Chairman, Chief Executive Officer & Director of Centennial Asset Management Corp.

Kenneth Herold, Assistant Vice President	None
Robert Herz, Vice President	Formerly a Managing Director at John W. Bristol & Co., Inc. (May 2003 – January 2011).
Benjamin Hetrick, Assistant Vice President	None
Joseph Higgins, Vice President	Vice President of OFI Institutional Asset Management, Inc.
Dorothy F. Hirshman, Vice President	None
Daniel Hoelscher, Assistant Vice President	None
Craig Holloway, Assistant Vice President	None
Lucienne Howell, Vice President	None
Brian Hourihan, Senior Vice President & Deputy General Counsel

Assistant Secretary of OFI Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., HarbourView Asset Management Corporation, OFI Institutional Asset Management, Inc. (since April 2006) and Trinity Investment Management Corporation; Secretary of OFI Trust Company.

Edward Hrybenko, Senior Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Jason Hubersberger, Vice President	None
Douglas Huffman, Assistant Vice President	None
Margaret Hui, Vice President	None
Dana Hunter, Assistant Vice President	None
John Huttlin, Vice President

Senior Vice President (Director of the International Division) (since January 2004) of OFI Institutional Asset Management, Inc.; Director (since June 2003) of OppenheimerFunds International Distributor Limited.

Kelly Bridget Ireland, Vice President	None
Kathleen T. Ives, Senior Vice President, Deputy General Counsel & Assistant Secretary

Vice President and Assistant Secretary of OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc.; Assistant Secretary of Centennial Asset Management Corporation, OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.

Frank V. Jennings, Senior Vice President	None
Lisa Kadehjian, Vice President	None
Rezo Kanovich, Vice President	None
Amee Kantesaria, Vice President, Assistant Secretary and Assistant Counsel	Assistant Secretary of Oppenheimer Acquisition Corp.
Cem Karacadag, Vice President	None
Thomas W. Keffer, Senior Vice President	Senior Vice President of OppenheimerFunds Distributor, Inc.
Sean Keller, Vice President	None
James Kennedy, Senior Vice President	None
John Kiernan, Vice President & Associate Counsel	None
Robert Kinsey, Vice President	None
Audrey Kiszla, Vice President	None
Daniel Kohn, Vice President	None
Samuel Koren, Vice President and Deputy General Counsel	None
Martin S. Korn, Senior Vice President	None
Michael Kotlartz, Vice President	None
Brian Kramer, Vice President	Assistant Treasurer of Oppenheimer Acquisition Corp.
Magnus Krantz, Vice President	Formerly an Analyst at RS Investments (December 2005 – May 2009).
Alexander Kurinets, Assistant Vice President	None
Gloria LaFond, Assistant Vice President	None
Lisa Lamentino, Vice President	None
Eric Larson, Vice President	Formerly Senior Equity Trader at RS Investments (October 2006 – May 2009).
Gayle Leavitt, Assistant Vice President	None
John Lech, Vice President	None
Helena Lee, Assistant Vice President	Previously an associate at Citigroup (October 2006 – February 2011).
Johnny C. Lee, Vice President & Assistant Counsel	None
Victor Lee, Vice President	None
Young-Sup Lee, Vice President	None
Randy Legg, Vice President & Associate Counsel	None
Michael Leskinen, Vice President	Formerly Senior Sector Analyst (December 2007 – February 2009).
Michael S. Levine, Vice President	None
Brian Levitt, Vice President	None
Justin Leverenz, Senior Vice President	None
William M. Levey, Assistant Vice President & Assistant Counsel	Formerly an attorney at Seward & Kissel LLP (September 2005 – April 2009).
Gang Li, Vice President	None
Shanquan Li, Vice President	None
Julie A. Libby, Senior Vice President	President and Chief Operating Officer of OFI Private Investments Inc.
Mitchell J. Lindauer, Vice President & Assistant General Counsel	None
William Linden, Vice President	None
Jay Lisowski, Vice President	None
Justin Livengood, Vice President	None
Christina Loftus, Vice President	None
David P. Lolli, Assistant Vice President	None
Daniel G. Loughran, Senior Vice President: Rochester Division	None
Misha Lozovik, Vice President	None
Dongyan Ma, Assistant Vice President	None
Amrish Makwana, Assistant Vice President	Previously a Vice President at Loomis Sayles & Co. (November 2004 – March 2007).
Dana Mangnuson, Assistant Vice President	None
Daniel Martin, Assistant Vice President	None
Kenneth Martin, Vice President	Formerly a Compliance Officer at Merrill Lynch & Co. (May 2007 – August 2009).
William T. Mazzafro, Vice President	None
Melissa Mazer, Vice President	None
Neil McCarthy, Vice President	Vice President of OFI Institutional Asset Management, Inc and OFI Private Investments Inc.
Elizabeth McCormack, Vice President	Vice President and Assistant Secretary of HarbourView Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc. and OFI Trust Company.
Joseph McDonnell, Vice President	None
Annika McGovern, Assistant Vice President	None
Joseph McGovern, Vice President	None
William McNamara, Vice President	Vice President of OFI Private Investments Inc.
Michael Medev, Assistant Vice President	None
Krishna Memani, Senior Vice President and Director of Fixed Income	Senior Vice President of OFI Institutional Asset Management, Inc.
Jay Mewhirter, Vice President	None
Andrew J. Mika, Senior Vice President	None
Jan Miller, Assistant Vice President	None
Scott Miller, Vice President	None
Rejeev Mohammed, Assistant Vice President	None
David Moore, Vice President	None
Sarah Morrison, Assistant Vice President	None
Jill Mulcahy, Vice President: Rochester Division	None
Suzanne Murphy, Vice President	Vice President of OFI Private Investments Inc.
Thomas J. Murray, Vice President	None
Christina Nasta, Senior Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Amie Nelson, Vice President	None
Derek Newman, Vice President and Assistant Counsel	Formerly an associate at Dechert LLP.
Paul Newman, Assistant Vice President	None
James B. O’Connell, Assistant Vice President	None
Tricia O’Connor, Assistant Vice President	Formerly a Product Analyst from (March 2008 – May 2010) at OppenheimerFunds, Inc.
Matthew O’Donnell, Vice President	None
Lisa Ogren, Assistant Vice President	Formerly Manager at OppenheimerFunds, Inc.
Tony Oh, Vice President	None
Kristina Olson, Senior Vice President	None
Kristin Pak, Vice President	None
Lerae A. Palumbo, Assistant Vice President	None
Phillip Parrotta, Senior Vice President	None
Kim Pascalau, Assistant Vice President	Assistant Vice President of Shareholder Services, Inc. and Shareholder Financial Services, Inc.
Robert H. Pemble, Vice President	None
Lori L. Penna, Vice President	None
Nadia Persaud, Assistant Vice President and Assistant Counsel	Formerly an associate at Sidley Austin, LLP.
Brian Petersen, Vice President	Assistant Treasurer of OppenheimerFunds Legacy Program.
Marmeline Petion-Midy, Vice President	None
David Pfeffer, Executive Vice President, Chief Financial Officer, Treasurer & Director

Management Director and Treasurer of Oppenheimer Acquisition Corp.; Director of OppenheimerFunds Distributor, Inc., OFI Private Investments Inc. and Oppenheimer Real Asset Management, Inc.; Director & Executive Vice President OFI Institutional Asset Management, Inc. and Trinity Investment Management Corporation; Senior Vice President of OFI Trust Company; Director and President of HarbourView Asset Management Corporation; Director of Shareholder Services, Inc., Centennial Asset Management Corporation, Tremont Group Holdings, Inc. and Shareholder Financial Services, Inc.

James F. Phillips, Senior Vice President	None
Gary Pilc, Vice President	None
Christine Polak, Vice President	None
Sergei Polevikov, Assistant Vice President	None
Jeffrey Portnoy, Assistant Vice President	None
Stacy Pottinger, Vice President	None
Christopher Proctor, Vice President	None
John Ptasinski, Assistant Vice President	Formerly a Senior Manager at Jeppesen Sanderson, and Boeing Company (November 2003 – January 2011).
Ellen Puckett, Assistant Vice President	None
Charlie Pulire, Assistant Vice President	Formerly a Portfolio Analyst at Oppenheimer Funds, Inc. (February 2007 – December 2010).
Jodi Pullman, Assistant Vice President	None
Paul Quarles, Assistant Vice President	None
Michael E. Quinn, Vice President	None
Julie S. Radtke, Vice President	None
Benjamin Ram, Vice President	Sector manager at RS Investment Management Co. LLC (October 2006 – May 2009) and Portfolio Manager Mid Cap Strategies; Vice President of OFI Institutional Asset Management Inc.
Norma J. Rapini, Assistant Vice President: Rochester Division	None
Amber Reilly, Assistant Vice President	Manager (October 2008 – May 2009) at Newsday Media Group.
Barbara Reinhard, Senior Vice President	Formerly deputy Chief Investment Strategist at Morgan Stanley Smith Barney.
Jill Reiter, Assistant Vice President	None
Maria Ribeiro De Castro, Vice President	None
Grace Roberts, Vice President	None
Benjamin Rockmuller, Vice President	None
Antoinette Rodriguez, Vice President	None
Lucille Rodriguez, Assistant Vice President	None
Michael Rollings, Director	Executive Vice President and Chief Financial Officer of Massachusetts Mutual Life Insurance Company; Class A Director of Oppenheimer Acquisition Corp.
Stacey Roode, Senior Vice President	Senior Vice President of OppenheimerFunds Legacy Program, Shareholder Financial Services, Inc. and Shareholder Services, Inc.
Erica Rualo, Vice President	None
Adrienne Ruffle, Vice President & Associate Counsel	Assistant Secretary of OppenheimerFunds Legacy Program and OFI Private Investments Inc.
Gerald Rutledge, Vice President	None
Sean Ryan, Assistant Vice President and Assistant Counsel	None
Rohit Sah, Vice President	None
Gary Salerno, Assistant Vice President	None
Valerie Sanders, Vice President	None
Carlos Santiago Assistant Vice President	None
Kurt Savallo, Assistant Vice President	Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Mary Beth Schellhorn, Assistant Vice President	None
Ellen P. Schoenfeld, Vice President	None
Patrick Schneider, Assistant Vice President	None
Scott A. Schwegel, Assistant Vice President	None
Allan P. Sedmak, Assistant Vice President	None
Matthew Severski, Assistant Vice President	Formerly Lead IS Engineer at OppenheimerFunds, Inc. (August 2006 – May 2009).
Jennifer L. Sexton, Vice President	Senior Vice President of OFI Private Investments Inc.
Asutosh Shah, Vice President	None
Kamal Shah, Vice President	None
Tammy Sheffer, Vice President	None
Richard Shepley, Vice President	Managing Director at Deutsche Asset Management (January 1998 – March 2010).
William Sheppard, Vice President	None
Mary Dugan Sheridan, Vice President	None
Nicholas Sherwood, Assistant Vice President	None
Joel Simon, Vice President	Formerly Assistant Vice President at OppenheimerFunds, Inc. (1999-2009).
David C. Sitgreaves, Assistant Vice President	None
Jan Smith, Assistant Vice President	Formerly Manager at OppenheimerFunds Inc. (May 2005 – June 2009).
Louis Sortino, Vice President: Rochester Division	None
Keith J. Spencer, Senior Vice President	None
Brett Stein, Vice President	None
Richard A. Stein, Vice President: Rochester Division	None
Arthur P. Steinmetz, Executive Vice President & Chief Investment Officer	Director and Senior Vice President of HarbourView Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc.
Jennifer Stevens, Vice President	None
Benjamin Stewart, Assistant Vice President	None
Wayne Strauss, Vice President	None
Peter Strzalkowski, Vice President	Vice President of HarbourView Asset Management, Inc.
Agata Strzelichowski, Assistant Vice President	None
Amy Sullivan, Assistant Vice President	Assistant Secretary of HarbourView Asset Management, Inc.
Kanishka Surana, Vice President	Partner and Director of Analytics at Ogilvy and Mather (May 2009 – July 2010); Manager at Gerson and Lehrman Group (October 2007 – May 2009).
Michael Sussman, Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Kanishka Surana, Vice President	Partner and Director of Analytics at Ogilvy and Mather (May 2009 – July 2010); Manager at Gerson and Lehrman Group (October 2007 – May 2009).
Kelly Thomas, Assistant Vice President	None
Igor Tishin, Vice President	Formerly an employee at Troika Dialog USA (February 2005 – January 2011).
Matthew Torpey, Vice President	None
Melinda Trujillo, Vice President	None
Leonid Tsvayg, Assistant Vice President	None
Keith Tucker, Vice President	None
Angela Uttaro, Vice President: Rochester Division	None
Julie Van Cleave, Vice President	None
Mark S. Vandehey, Senior Vice President & Chief Compliance Officer

Vice President and Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.; Chief Compliance Officer of HarbourView Asset Management Corporation, Oppenheimer Real Asset Management, Inc., Shareholder Financial Services, Inc., Trinity Investment Management Corporation, OppenheimerFunds Legacy Program, OFI Private Investments Inc. and OFI Trust Company and OFI Institutional Asset Management, Inc.

Maureen Van Norstrand, Vice President	None
Nancy Vann, Vice President & Associate Counsel	None
Raman Vardharaj, Vice President	Formerly a sector manager and a senior quantitative analyst at RS Investment Management Co. LLC (October 2006 - May 2009); Vice President of OFI Institutional Asset Management Inc.
Rene Vecka, Vice President: Rochester Division	None
Elaine Villas, Assistant Vice President	None
Ryan Virag, Assistant Vice President	None
Jake Vogelaar, Assistant Vice President	None
Phillip F. Vottiero, Senior Vice President	None
Mark Wachter, Vice President	None
Darren Walsh, Executive Vice President	President and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
Eliot Walsh, Assistant Vice President	None
Richard Walsh, Vice President	Vice President of OFI Private Investments.
Samuel Wang, Vice President	Director (January 2010 – October 2010) and Vice President (November 2005 – December 2009) of Global Communications and Public Affairs at Citigroup, Inc.
Elizabeth Ward, Director	Senior Vice President and Chief Enterprise Risk Officer of Massachusetts Mutual Life Insurance Company; Class A Director of Oppenheimer Acquisition Corp.
Thomas Waters, Vice President	Vice President of OFI Institutional Asset Management, Inc.
Margaret Weaver, Vice President	None
Jerry A. Webman, Senior Vice President	Senior Vice President of HarbourView Asset Management Corporation.
Christopher D. Weiler, Vice President: Rochester Division	None
Adam Weiner, Vice President	None
Christine Wells, Vice President	None
Joseph J. Welsh, Senior Vice President	Vice President of HarbourView Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc.
Adam Wilde, Assistant Vice President	Assistant Secretary of HarbourView Asset Management Corporation.
Troy Willis, Vice President, Rochester Division	None
Mitchell Williams, Vice President	None
Martha Willis, Executive Vice President

Formerly Executive Vice President of Investment Product Management at Fidelity Investments; Director of OFI Private Investments Inc., Centennial Asset Management Corporation and OppenheimerFunds Legacy Program.

Brian W. Wixted, Senior Vice President

Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds International Ltd., Oppenheimer Real Asset Management, Inc., Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Institutional Asset Management, Inc., OppenheimerFunds plc and OppenheimerFunds Legacy Program; Senior Vice President of OFI Private Investments Inc.; Treasurer and Chief Financial Officer of OFI Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.

Carol E. Wolf, Senior Vice President

Senior Vice President of HarbourView Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc. and Centennial Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc; serves on the Board of the Colorado Ballet.

Oliver Wolff, Assistant Vice President	Assistant Secretary of HarbourView Asset Management Corporation.
Caleb C. Wong, Vice President	Vice President of OIF Institutional Asset Management, Inc.
Sookhee Yee, Assistant Vice President	Vice President at Merrill Lynch Bank and Trust, FSB (February 2002 – May 2009).
Edward C. Yoensky, Assistant Vice President	None
Geoff Youell, Assistant Vice President	None
Robert G. Zack, Executive Vice President

Vice President, Secretary and General Counsel of OAC (since November 2001); Executive Vice President (since January 2004) and General Counsel (from March 2002 to December 2010) of the Manager; General Counsel of the Distributor (from December 2001 to December 2010); General Counsel of Centennial Asset Management Corporation (from December 2001 to December 2010); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (from December 2001 to December 2010); Assistant Secretary (from September 1997 to December 2010) and Director (from November 2001 to December 2010) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (from December 2002 to December 2010); Director of Oppenheimer Real Asset Management, Inc. (from November 2001 to December 2010); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (from December 2001 to December 2010); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. (from November 2001 to December 2010); Executive Vice President, General Counsel and Director of OFI Trust Company (since November 2001); Vice President OppenheimerFunds Legacy Program (from June 2003 to December 2010); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (from November 2001 to December 2010).

Anna Zatulovskaya, Assistant Vice President	None
Sara Zervos, Vice President	None
Ronald Zibelli, Jr. Vice President	None
Matthew Ziehl, Vice President	Formerly a portfolio manager with RS Investment Management Co. LLC (from October 2006 - May 2009).

The Oppenheimer Funds include the following:

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)

Oppenheimer Absolute Return Fund

Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free New York Municipals

Oppenheimer Balanced Fund

Oppenheimer California Municipal Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Income Fund

Oppenheimer Cash Reserves

Oppenheimer Champion Income Fund

Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)

Oppenheimer Corporate Bond Fund

Oppenheimer Currency Opportunities Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Fund

Oppenheimer Emerging Markets Debt Fund

Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

Oppenheimer Global Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer International Bond Fund

Oppenheimer Institutional Money Market Fund

Oppenheimer International Diversified Fund

Oppenheimer International Growth Fund

Oppenheimer International Small Company Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)

Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)

Oppenheimer Main Street Select Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Master Event-Linked Bond Fund, LLC

Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Inflation Protected Securities Fund, LLC

Oppenheimer Master International Value Fund, LLC

Oppenheimer Money Market Fund, Inc.

Oppenheimer Multi-State Municipal Trust (3 series):

Oppenheimer New Jersey Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)

Active Allocation Fund

Equity Investor Fund
Conservative Investor Fund

Moderate Investor Fund

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal

Protected Trust II)

Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal

Protected Trust III)

Oppenheimer Quest For Value Funds (3 series)

Oppenheimer Quest Global Allocation Fund

Oppenheimer Quest Opportunity Value Fund

Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Massachusetts Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester Ohio Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Virginia Municipal Fund

Oppenheimer Select Value Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Series Fund, Inc. (1 series):

Oppenheimer Value Fund

Oppenheimer Small- & Mid-Cap Growth Fund

Oppenheimer Transition 2010 Fund

Oppenheimer Transition 2015 Fund

Oppenheimer Transition 2020 Fund

Oppenheimer Transition 2025 Fund

Oppenheimer Transition 2030 Fund

Oppenheimer Transition 2040 Fund

Oppenheimer Transition 2050 Fund

Oppenheimer U.S. Government Trust

Oppenheimer Variable Account Funds (11 series):

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Core Bond Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

Oppenheimer Money Fund/VA

Oppenheimer Small- & Mid-Cap Growth Fund/VA

Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (3 series):

Growth Portfolio

Oppenheimer International Growth Fund/VA

Total Return Portfolio

Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services, Inc., Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI Private Investments Inc., OFI Institutional Asset Management, Inc. Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of OppenheimerFunds International Ltd. is 70 Sir John Rogerson’s Quay, Dublin 2, Ireland.

The address of OFI Institutional Asset Management, Ltd., is One Silk Road, London, England EC27 8HQ.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is 13th Floor, Printing House, 6 Duddell Street, Central, Hong Kong.

Item 32. Principal Underwriter

(a)     OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 31(b) above (except Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)     The directors and officers of the Registrant's principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Timothy Abbhul(1)	Vice President and Treasurer	None
Robert Agan(1)	Vice President	None
Anthony Allocco(2)	Assistant Vice President	None
Janette Aprilante(2)	Secretary	None
James Austin(1)	Vice President	None
James Barker 1723 W. Nelson Street Chicago, IL 60657	Vice President	None
Kathleen Beichert(1)	Senior Vice President	None
Rocco Benedetto(2)	Vice President	None
Christopher Bergeron	Vice President	None
Rick Bettridge 11504 Flowering Plum Lane Highland, UT 84003	Vice President	None
Adam Bilmes(2)	Assistant Vice President	None
William Borders(2)	Assistant Vice President	None
David A. Borrelli 105 Black Calla Ct. San Ramon, CA 94583	Vice President	None
Jeffrey R. Botwinick 4431 Twin Pines Drive Manlius, NY 13104	Vice President	None
Sarah Bourgraf(1)	Vice President	None
Bryan Bracchi 1124 Hampton Dr. Allen, TX 75013	Vice President	None
Joshua Broad(2)	Vice President	None
Ken Broadsky(2)	Vice President	None
Kevin E. Brosmith 5 Deer Path South Natlick, MA 01760	Senior Vice President	None
Jeffrey W. Bryan 1048 Malaga Avenue Coral Gables, FL 33134	Vice President	None
Ross Burkstaller 211 Tulane Drive SE Albuquerque, NM 87106	Vice President	None
Michael Butler(2)	Assistant Vice President	None
Tracy Cairoli(2)	Vice President	None
Robert Caruso 15 Deforest Road Wilton, CT 06897	Vice President	None
Donelle Chisolm(2)	Assistant Vice President	None
Andrew Chronofsky	Vice President	None
Angelanto Ciaglia(2)	Vice President	None
Nicholas Cirbo(1)	Vice President	None
Kevin Clark(2)	Assistant Vice President	None
Melissa Clayton(2)	Assistant Vice President	None
Craig Colby(2)	Vice President	None
Rodney Constable(1)	Vice President	None
Cameron Cowden(2)	Vice President	None
Neev Crane 1530 Beacon Street, Apt. #1403 Brookline, MA 02446	Vice President	None
Scott Curran(2)	Vice President	None
Michael Daley 40W387 Oliver Wendell Holmes St St. Charles, IL 60175	Vice President	None
John Davis(2)	Vice President	None
Stephen J. Demetrovits(2)	Vice President	None
Brian Dietrich(1)	Assistant Vice President	None
Steven Dombrower 13 Greenbrush Court Greenlawn, NY 11740	Vice President	None
Ryan Duffy(2)	Vice President	None
Robert Dunphy(2)	Vice President	None
Beth Arthur Du Toit(1)	Vice President	None
Paul Eck 3055 Forest Ridge Court Fairlawn, OH 44333	Vice President	None
Kent M. Elwell 35 Crown Terrace Yardley, PA 19067	Vice President	None
Rick Ernzen(2)	Vice President	None
Dana Espinel(2)	Assistant Vice President	None
Gregg A. Everett 4328 Auston Way Palm Harbor, FL 34685-4017	Vice President	None
George R. Fahey 9511 Silent Hills Lane Lone Tree, CO 80124	Senior Vice President	None
Eric C. Fallon 10 Worth Circle Newton, MA 02458	Vice President	None
Kristie Feinberg(2)	Assistant Treasurer	None
Joseph Fernandez 1717 Richbourg Park Drive Brentwood, TN 37027	Vice President	None
Michael Ferrer(2)	Vice President	None
Mark J. Ferro 104 Beach 221st Street Breezy Point, NY 11697	Senior Vice President	None
Eric P. Fishel 725 Boston Post Rd., #12 Sudbury, MA 01776	Vice President	None
David Flaherty(2)	Assistant Vice President	None
Patrick W. Flynn 14083 East Fair Avenue Englewood, CO 80111	Senior Vice President	None
John (“J”) Fortuna(2)	Vice President	None
Jayme D. Fowler 3818 Cedar Springs Road, #101-349 Dallas, TX 75219	Vice President	None
Diane Frankenfield(2)	Senior Vice President	None
Jerry Fraustro(2)	Vice President	None
William Friebel 2919 St. Albans Forest Circle Glencoe, MO 63038	Vice President	None
Alyson Frost(2)	Assistant Vice President	None
Arthur S. Gabinet(2)	General Counsel	Secretary
William Gahagan(2)	Vice President	None
Charlotte Gardner(1)	Vice President	None
David Goldberg(2)	Assistant Vice President	None
Michael Gottesman 255 Westchester Way Birmingham, MI 48009	Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Robert Grill(2)	Senior Vice President	None
Eric Grossjung 4002 N. 194th Street Elkhorn, NE 68022	Vice President	None
Michael D. Guman 3913 Pleasant Avenue Allentown, PA 18103	Vice President	None
James E. Gunter 603 Withers Circle Wilmington, DE 19810	Vice President	None
Kevin J. Healy(2)	Vice President	None
Kenneth Henry(2)	Vice President	None
Philipp Hensler(2)	Chairman, Chief Executive Officer & Director	None
Wendy G. Hetson(2)	Vice President	None
Jennifer Hoelscher(1)	Assistant Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Amy Huber(1)	Assistant Vice President	None
Brian F. Husch 37 Hollow Road Stonybrook, NY 11790	Vice President	None
Keith Hylind(2)	Vice President	None
Vincent Iacono(2)	Vice President	None
Kathleen T. Ives(1)	Vice President & Assistant Secretary	Assistant Secretary
Shonda Rae Jaquez(2)	Vice President	None
Brian Johnson(1)	Vice President	None
Eric K. Johnson 8588 Colonial Drive Lone Tree, CO 80124	Senior Vice President	None
Elyse Jurman 5486 NW 42 Ave Boca Raton, FL 33496	Vice President	None
Thomas Keffer(2)	Senior Vice President	Senior Vice President and Chief Business Officer
Scott Kelley(1)	Vice President	None
Brian Kiley(2)	Vice President	None
Richard Klein 4820 Fremont Avenue South Minneapolis, MN 55419	Senior Vice President	None
Brent A. Krantz 61500 Tam McArthur Loop Bend, OR 97702	Senior Vice President	None
Eric Kristenson(2)	Vice President	None
Lamar Kunes(2)	Vice President	None
David T. Kuzia 10258 S. Dowling Way Highlands Ranch, CO 80126	Vice President	None
John Laudadio(2)	Vice President	None
Jesse Levitt(2)	Vice President	None
Julie Libby(2)	Senior Vice President	None
Eric J. Liberman 27 Tappan Ave., Unit West Sleepy Hollow, NY 10591	Vice President	None
Lorna Lindquist(2)	Vice President	None
Malissa Lischin(2)	Assistant Vice President	None
Christina Loftus(2)	Senior Vice President	None
Thomas Loncar 1401 North Taft Street, Apt. 726 Arlington, VA 22201	Vice President	None
Peter Maddox(2)	Vice President	None
Michael Malik 546 Idylberry Road San Rafael, CA 94903	Vice President	None
Steven C. Manns 1627 N. Hermitage Avenue Chicago, IL 60622	Vice President	None
Joseph Marich(2)	Vice President	None
Todd A. Marion 24 Midland Avenue Cold Spring Harbor, NY 11724	Vice President	None
LuAnn Mascia(2)	Vice President	None
Anthony Mazzariello(2)	Vice President	None
Michael McDonald 11749 S. Cormorant Circle Parker, CO 80134	Vice President	None
John C. McDonough 533 Valley Road New Canaan, CT 06840	President and Director	None
Brian McGinty(1)	Vice President	None
Kent C. McGowan 9510 190th Place SW Edmonds, WA 98020	Vice President	None
Brian F. Medina 3009 Irving Street Denver, CO 80211	Vice President	None
Clint Modler(1)	Vice President	None
Joseph Moran(2)	Senior Vice President	None
Robert Moser 9650 East Aspen Hill Circle Lone Tree, CO 80124	Vice President	None
David W. Mountford 7820 Banyan Terrace Tamarac, FL 33321	Vice President	None
James Mugno(2)	Vice President	None
Matthew Mulcahy(2)	Vice President	None
Wendy Jean Murray 32 Carolin Road Upper Montclair, NJ 07043	Vice President	None
Kimberly Mustin(2)	Senior Vice President	None
John S. Napier 17 Hillcrest Ave. Darien, CT 06820	Senior Vice President	None
Christina Nasta(2)	Senior Vice President	None
Kevin P. Neznek(2)	Senior Vice President	None
Christopher Nicholson(2)	Vice President	None
Chad Noel	Vice President	None
Timothy O’Connell(2)	Vice President	None
Janet Oleary(2)	Vice President	None
Alan Panzer 6755 Ridge Mill Lane Atlanta, GA 30328	Vice President	None
Anthony Parisi	Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley Patten(1)	Vice President	None
Brian C. Perkes 6 Lawton Ct. Frisco, TX 75034	Vice President	None
Charles K. Pettit(2)	Vice President	None
David Pfeffer(2)	Director	None
Andrew Phillips(1)	Assistant Vice President	None
Cheryl Pipia	Senior Vice President	None
Aaron Pisani(1)	Vice President	None
Rachel Powers(1)	Vice President	None
Nicole Pretzel(2)	Vice President	None
David Preuss(2)	Assistant Vice President	None
Minnie Ra 100 Dolores Street, #203 Carmel, CA 93923	Vice President	None
Dustin Raring 27 Blakemore Drive Ladera Ranch, CA 92797	Vice President	None
Michael A. Raso 3 Vine Place Larchmont, NY 10538	Vice President	None
Richard E. Rath 46 Mt. Vernon Ave. Alexandria, VA 22301	Vice President	None
William J. Raynor(4)	Vice President	None
Ian M. Roche 7070 Bramshill Circle Bainbridge, OH 44023	Vice President	None
Michael Rock 9016 Stourbridge Drive Huntersville, NC 28078	Vice President	None
Stacy Roode(1)	Vice President	None
Thomas Sabow 6617 Southcrest Drive Edina, MN 55435	Vice President	None
Mark Santero(2)	Senior Vice President	None
John Saunders 2251 Chantilly Ave. Winter Park, FL 32789	Vice President	None
Thomas Schmitt 40 Rockcrest Rd Manhasset, NY 11030	Vice President	None
William Schories 3 Hill Street Hazlet, NJ 07730	Vice President	None
Jennifer Sexton(2)	Vice President	None
Eric Sharp 862 McNeill Circle Woodland, CA 95695	Vice President	None
Kenneth Shell(1)	Vice President	None
Debbie A. Simon 55 E. Erie St., #4404 Chicago, IL 60611	Vice President	None
Bryant Smith	Vice President	None
Christopher M. Spencer 2353 W 118th Terrace Leawood, KS 66211	Vice President	None
John A. Spensley 375 Mallard Court Carmel, IN 46032	Vice President	None
Michael Staples 4255 Jefferson St Apt 328 Kansas City, MO 64111	Vice President	None
Alfred St. John(2)	Vice President	None
Matthew Steckler(2)	Vice President	None
Bryan Stein 8 Longwood Rd. Voorhees, NJ 08043	Vice President	None
Brian C. Summe 2479 Legends Way Crestview Hills, KY 41017	Vice President	None
Michael Sussman(2)	Vice President	None
George T. Sweeney 5 Smokehouse Lane Hummelstown, PA 17036	Senior Vice President	None
Leon Tallon(2)	Vice President	None
Brian Taylor	Vice President	None
James Taylor(2)	Assistant Vice President	None
Paul Temple(2)	Vice President	None
Troy Testa	Vice President	None
David G. Thomas 16628 Elk Run Court Leesburg, VA 20176	Vice President	None
Cenk Toroslu(1)	Vice President	None
Wesley Vance(2)	Vice President	None
Mark S. Vandehey(1)	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
Vincent Vermette(2)	Vice President	None
Teresa Ward(1)	Vice President	None
Janeanne Weickum(1)	Vice President	None
Michael J. Weigner 4905 W. San Nicholas Street Tampa, FL 33629	Vice President	None
Donn Weise 3249 Earlmar Drive Los Angeles, CA 90064	Vice President	None
Chris G. Werner 98 Crown Point Place Castle Rock, CO 80108	Vice President	None
Ryan Wilde(1)	Vice President	None
Julie Wimer(2)	Assistant Vice President	None
Peter Winters 911 N. Organce Ave, Apt. 514 Orlando, FL 32801	Vice President	None
Patrick Wisneski(1)	Vice President	None
Meredith Wolff(2)	Vice President	None
Cary Patrick Wozniak 18808 Bravata Court San Diego, CA 92128	Vice President	None
John Charles Young 3914 Southwestern Houston, TX 77005	Vice President	None
Steven Zito(1)	Vice President	None
(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008

(3)350 Linden Oaks, Rochester, NY 14623

(4)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)     Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of February, 2011.

OPPENHEIMER QUEST FOR VALUE FUNDS

     By:     /s/ William F. Glavin, Jr.*

          William F. Glavin, Jr.
          President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Brian F. Wruble*                                  Chairman of the                                      February 25, 2011
Brian F. Wruble                                   Board of Trustees

William F. Glavin, Jr.*                         President, Principal                                February 25, 2011
William F. Glavin, Jr.                          Executive Officer and Trustee

Brian W. Wixted*                                Treasurer, Principal                                February 25, 2011
Brian W. Wixted                                  Financial & Accounting Officer

David K. Downes*                              Trustee                                                     February 25, 2011

David K. Downes

Matthew P. Fink*                                 Trustee                                                     February 25, 2011

Matthew P. Fink

Phillip A. Griffiths*                             Trustee                                                     February 25, 2011
Phillip A. Griffiths

Mary F. Miller*                                    Trustee                                                    February 25, 2011
Mary F. Miller

Joel W. Motley*                                    Trustee                                                    February 25, 2011
Joel W. Motley

Mary Ann Tynan, *                                Trustee                                                    February 25, 2011

Mary Ann Tynan

Joseph M. Wikler*                                Trustee                                                    February 25, 2011
Joseph M. Wikler

Peter I. Wold*                                       Trustee                                                    February 25, 2011

Peter I. Wold

*By:     /s/ Mitchell J. Lindauer

     Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER QUEST FOR VALUE FUNDS

Post-Effective Amendment No. 72

Registration Statement No. 33-15489

EXHIBIT INDEX

Exhibit No.      Description

28(j)(i)      Independent Registered Public Accounting Firm’s Consent for Oppenheimer Global Allocation Fund

28(j)(ii)      Independent Registered Public Accounting Firm's Consent for Oppenheimer Quest   Opportunity Value Fund

28(j)(iii)     Independent Registered Public Accounting Firm's Consent for Oppenheimer Small- & Mid-Cap Value Fund